                                                  Nations
                                                  Cash Reserves

                                                  Nations
                                                  Money Market
                                                  Reserves

                                                  Nations
                                                  Treasury Reserves

                                                  Nations
                                                  Government Reserves

                                                  Nations
                                                  Municipal Reserves

                                                  Nations Tax-Exempt
                                                  Reserves

               NATIONS MONEY MARKET FUNDS         Nations California
               --------------------------------   Tax-Exempt Reserves
               Annual report for the year
               ended March 31, 2003               Nations New York
                                                  Tax-Exempt Reserves












                                        [NATIONS FUNDS LOGO]

This Report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

BACAP Distributors, LLC and Banc of America Capital Management, LLC are the distributor and investment adviser to Nations Funds, respectively. They and other affiliates of Bank of America provide services to Nations Funds and receive fees for such services. BACAP Distributors, LLC, member NASD, SIPC


NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

NATIONS FUNDS MONEY MARKET FUNDS


Dear Shareholder:

We are pleased to present the annual financial report for Nations Funds money market funds (the "Funds"). This report contains important financial data regarding your investment for the period ending March 31, 2003. We hope you will take a moment to review this information.

THE ECONOMY

The end of 2002 and the beginning of 2003 were marked with a great deal of uncertainty in the geopolitical and economic arenas. During the last quarter of 2002, the job market continued to decline with the unemployment rate climbing to 6.0%. Delays in resolving the Iraqi conflict continued to drive up oil prices and further undermine business and consumer confidence. In addition, the Gross Domestic Product (GDP) reported a trivial 1.4% annual rate increase following the third quarter annualized rate increase of 4.0%. As expected, following disappointing economic news, the Federal Open Market Committee (FOMC) lowered the Federal Funds target rate 50 basis points, from 1.75% to 1.25% at the meeting on November 6, 2002. This resulted in the lowest rates since 1961.

The first seven days of 2003 started strongly with the Dow Jones Industrial Average* advancing 5.3% and the Nasdaq Composite Index** gaining 8.4% -- the best early results for these market indices since 1987. However, the continued threat of war with Iraq and concern over corporate earnings contributed to an overall lackluster month for January. The job market also continued on its downward swing with another 450,000 job cuts in February and March. During the March meeting, the FOMC decided to hold the Federal Funds rate at 1.25% to provide room to move quickly if the economy hit another weak spot.

Economic statistics recorded during the first quarter of 2003 made it difficult to know whether we were moving towards an end to the recession. Despite war worries and slow economic growth, investors may be more optimistic since the war with Iraq ended in just a few weeks and both first-quarter corporate revenue and earnings came in stronger than expected. GDP also grew at an annualized rate of 2.1% in the first quarter of 2003.

OUTLOOK

The financial markets have generally viewed the war with Iraq as being resolved quickly and successfully and we are expecting to see an improvement in the economy. However, a number of significant issues still remain: establishing a new Iraqi government; ramping oil production back to capacity; and repairing damage to Iraq's corporate and governmental infrastructure. In addition to Iraq, there is still a significant level of uncertainty regarding the health of the US economy so we expect continued weakness in U.S. employment levels in the near term. Therefore, investors are generally still timid.

Overall we expect lower oil prices, consumer confidence to improve and President Bush's proposed tax cuts to help revive economic growth later in the year. We also anticipate that corporate earnings will continue to advance in 2003. Our outlook calls for real GDP to reach an annualized rate of 4.0% by the second half of the year. Finally, we expect the FOMC bias to eventually shift to a tightening policy and subsequently expect a moderate rise in the Federal Funds target rate late this year or possibly in early 2004.

OUR COMMITMENT TO YOUR SHORT-TERM INVESTMENT NEEDS

With today's uncertainty in the market place, we believe it is important to focus on short-term investments that allow individuals to respond rapidly to changing market conditions. Nations Funds money market funds are managed to offer stability of principal and daily liquidity and competitive yields.

Our team of experienced professionals focuses exclusively on our money market products. We believe this dedication distinguishes our cash management capabilities from those of other investment advisors because cash is treated as a separate asset class- not merely a subset of fixed income. This affords our clients the benefit of a very focused group, concentrated solely on the short-end of the yield curve.

*The Dow Jones Industrial Average is a price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange.

**The Nasdaq Composite Index tracks the performance of domestic common stocks traded on the regular Nasdaq market as well as National Market System traded foreign stocks and ADRs. It is unmanaged and unavailable for investment.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

We appreciate your business and thank you for choosing Nations Reserves money market funds to assist you with your short-term investment needs.

Sincerely,

/S/ A. MAX WALKER
A. MAX WALKER
CHAIRMAN OF THE BOARD
NATIONS FUNDS

/S/ ROBERT H. GORDON
ROBERT H. GORDON
PRESIDENT
NATIONS FUNDS AND
BANC OF AMERICA CAPITAL
MANAGEMENT, LLC

March 31, 2003

AN INVESTMENT IN MONEY MARKET MUTUAL FUNDS IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A., THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET MUTUAL FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN MONEY MARKET MUTUAL FUNDS.

Sources for economic and statistical data: Banc of America Capital Management, LLC

TABLE OF CONTENTS

                                     FINANCIAL STATEMENTS
                                     Statements of net assets
                                       Nations Cash Reserves                                         3
                                       Nations Money Market Reserves                                15
                                       Nations Treasury Reserves                                    21
                                       Nations Government Reserves                                  24
                                       Nations Municipal Reserves                                   26
                                       Nations Tax-Exempt Reserves                                  44
                                       Nations California Tax-Exempt Reserves                       58
                                       Nations New York Tax-Exempt Reserves                         67
                                     Statements of operations                                       72
                                     Statements of changes in net assets                            74
                                     Schedules of capital stock activity                            78
                                     Financial highlights                                           86
                                     Notes to financial statements                                 112
                                     Tax information                                               124
                                     Fund governance                                               125

                                  NATIONS FUNDS                         [DALBAR LOGO]
                                  RECOGNIZED FOR
                                  OUTSTANDING                           DALBAR, Inc. is a well-respected
                                  SHAREHOLDER SERVICE                   research firm that measures
                                                                        customer service levels and
                                  IN RECOGNITION OF ITS COMMITMENT      establishes benchmarks in the
                                  TO PROVIDE SHAREHOLDERS WITH THE      financial services industry.
                                  HIGHEST LEVEL OF SERVICE IN THE
                                  MUTUAL FUND INDUSTRY, NATIONS
                                  FUNDS RECEIVED THE DALBAR MUTUAL
                                  FUND SERVICE AWARD IN 2002.


                      [This page intentionally left blank]

NATIONS MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS                                     MARCH 31, 2003


PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             ASSET-BACKED SECURITIES -- 2.1%
             ASSET-BACKED -- AUTO LOANS -- 1.1%
$    3,700   Americredit Automobile Receivables Trust, Series 2002-C, Class
               A1,
               1.713%& 04/07/03&&..........................................   $     3,700
     5,952   Americredit Automobile Receivables Trust, Series 2002-D, Class
               A1,
               1.755% 10/06/03.............................................         5,952
    86,438   Americredit Automobile Receivables Trust, Series 2002-EM,
               Class A1,
               1.819% 11/06/03.............................................        86,438
    20,329   Capital One Auto Finance Trust, Series 2002-B, Class A1,
               1.760%& 04/15/03&&..........................................        20,329
    66,528   Daimler Chrysler Auto Trust, Series 2002-C, Class A1,
               1.790%& 04/08/03&&..........................................        66,528
   250,000   Ford Credit Auto Owner Trust, Series 2003-B, Class A1,
               1.240% 11/17/03.............................................       250,000
    95,451   Nissan Auto Receivables Owner Trust, Series 2003-A, Class A1,
               1.300% 03/15/04.............................................        95,449
     8,009   Onyx Acceptance Auto Trust, Series 2002-D, Class A1,
               1.740%& 04/15/03&&..........................................         8,009
    13,233   SSB Auto Loan Trust, Series 2002-1, Class A1,
               1.659%& 04/15/03&&..........................................        13,233
    26,057   TF Auto Receivables Owner Trust,
               1.469%& 04/14/03&&..........................................        26,057
     8,978   USAA Auto Owner Trust, Series 2002-1, Class A1,
               1.789%& 04/15/03&&..........................................         8,978
    31,828   Volkswagen Auto Lease Trust, Series 2002-A, Class A1,
               1.385%& 04/20/03&&..........................................        31,828
   132,954   Whole Auto Loan Trust, Series 2002-1, Class A1,
               1.420%& 04/15/03&&..........................................       132,953
                                                                              -----------
                                                                                  749,454
                                                                              -----------
             ASSET-BACKED -- OTHER -- 1.0%
    41,618   CNH Equipment Trust, Series 2002-B, Class A1,
               1.406%& 04/15/03&&..........................................        41,618
    74,047   G-Force CDO, Ltd., Series 2002-1A, Class A1MM,
               1.367%& 04/25/03&&..........................................        74,047
    46,435   G-Star Ltd., Series 2002-2A, Class A1MA,
               1.355%& 04/25/03&&..........................................        46,435
    38,888   G-Star Ltd., Series 2002-2A, Class A1MB,
               1.365%& 04/25/03&&..........................................        38,888
   245,000   Phoenix-Mistic CBO, Ltd., Series 2002-1A, Class A1A,
               1.458%& 09/15/03&&..........................................       245,096

PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             ASSET-BACKED -- OTHER -- (CONTINUED)
$   50,000   Putnam Structured Product CDO, Series 2001-1A, Class A1MB,
               1.406%& 05/25/03&&..........................................   $    50,000
   101,000   Putnam Structured Product CDO, Series 2002-1A, Class A1D,
               1.375%& 04/10/03&&..........................................       101,000
   100,000   Putnam Structured Product CDO, Series 2002-1A, Class A1E,
               1.375%& 04/10/03&&..........................................       100,000
    33,421   WFS Financial Owner Trust, Series 2002-4, Class A1,
               1.676% 11/20/03.............................................        33,421
                                                                              -----------
                                                                                  730,505
                                                                              -----------
             TOTAL ASSET-BACKED SECURITIES
               (Cost $1,479,959)...........................................     1,479,959
                                                                              -----------
             BANK OBLIGATIONS -- 17.1%
             BANK NOTES -- 1.1%
             American Express Centurion Bank
    50,000     1.260%& 04/14/03&&..........................................        50,000
    80,000     1.291%& 04/24/03&&..........................................        80,000
   100,000     1.287%& 04/28/03&&..........................................       100,000
             Comerica Bank
   110,000     1.365%& 04/08/03&&..........................................       109,982
    25,000     1.360%& 04/25/03&&..........................................        25,016
    23,000   Key Bank N.A.
               1.370%& 04/14/03&&..........................................        23,004
   100,000   SouthTrust Bank N.A.
               1.279%& 06/05/03&&..........................................        99,981
   100,000   US Bank, N.A.
               1.234%& 04/22/03&&..........................................        99,992
   163,000   Wells Fargo Bank, N.A.
               1.272%& 04/07/03&&..........................................       162,986
                                                                              -----------
                                                                                  750,961
                                                                              -----------
             CERTIFICATES OF DEPOSIT -- DOMESTIC -- 1.3%
   150,000   Branch Banking & Trust
               1.300%& 01/26/04&&..........................................       150,000
    75,000   Citibank N.A.
               1.160% 06/13/03.............................................        75,000
   150,000   Fifth Third Bank
               1.250% 08/25/03.............................................       150,000
             First Tennessee Bank, (Memphis)
   100,000     1.310%& 04/01/03&&..........................................        99,992
    75,000     1.329%& 04/21/03&&..........................................        75,000
             SouthTrust Bank, N.A.
    80,000     1.430% 01/20/04.............................................        80,000
    50,000     1.330% 02/18/04.............................................        50,004
   100,000     1.330% 02/24/04.............................................       100,000
   150,000   Wells Fargo Bank, N.A., (San Francisco)
               1.250% 05/15/03#............................................       150,000
                                                                              -----------
                                                                                  929,996
                                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             CERTIFICATES OF DEPOSIT -- EURO -- 0.5%
$  200,000   Deutsche Bank
               1.380% 10/15/03.............................................   $   200,000
   190,000   Landesbank Hessen-Thueringen Girozentrale
               1.395% 10/07/03.............................................       190,010
                                                                              -----------
                                                                                  390,010
                                                                              -----------
             CERTIFICATES OF DEPOSIT -- YANKEE -- 11.9%
   400,000   Abbey National plc
               1.285%& 04/01/03&&..........................................       399,940
   100,000   Abbey National Treasury Services plc
               1.230%& 06/25/03&&..........................................        99,983
             ABN AMRO Bank NV, (Chicago)
    50,000     2.510% 06/06/03.............................................        49,998
   375,000     1.455% 02/03/04.............................................       375,000
   150,000   Bank of Nova Scotia, (Portland)
               1.340% 05/14/03.............................................       150,000
   100,000   Bank of Scotland, (New York)
               2.500% 04/30/03.............................................       100,000
   290,000   Bayerische Hypotheken und Vereinsbank AG, (New York)
               1.910% 09/15/03.............................................       290,000
             Bayerische Landesbank Girozentrale, (New York)
   150,000     1.235%& 04/09/03............................................       149,998
    44,000     1.244%& 04/22/03&&..........................................        44,000
   300,000     1.220%& 04/28/03............................................       299,989
   150,000   BNP Paribas, (New York)
               1.700% 08/11/03#............................................       149,923
             Canadian Imperial Bank of Commerce, (New York)
    50,000     1.375%& 04/01/03&&..........................................        50,012
   150,000     1.210% 06/11/03.............................................       150,012
   163,000     1.160% 06/12/03.............................................       162,997
   130,300     1.230% 09/09/03.............................................       130,364
   150,000     1.838% 09/12/03.............................................       149,987
             Credit Agricole Indosuez, (New York)
   285,000     2.980% 04/16/03.............................................       284,998
   200,000     1.225%& 04/28/03............................................       199,993
   200,000     2.510% 06/06/03.............................................       199,993
   200,000     1.210%& 06/30/03&&..........................................       199,940
             Credit Suisse First Boston, (New York)
   300,000     1.258%& 04/07/03&&..........................................       299,979
   400,000     1.342%& 04/07/03&&..........................................       400,000
   140,000     1.910%& 09/12/03&&..........................................       140,000
   200,000     1.920% 09/19/03.............................................       200,000
             Danske Bank, (New York)
   100,000     2.190% 07/07/03.............................................        99,997
    25,000     2.020% 07/25/03.............................................        25,000
    75,000     1.960% 10/10/03.............................................        75,000
             Deutsche Bank AG, (New York)
   400,000     1.310%& 04/24/03&&..........................................       400,000
   200,000     1.518%& 06/10/03&&..........................................       200,000

PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             CERTIFICATES OF DEPOSIT -- YANKEE -- (CONTINUED)
$   25,000   Dexia Bank, (New York)
               2.505% 06/06/03.............................................   $    24,999
   175,000   Dresdner Bank, (New York)
               1.318%& 04/02/03&&..........................................       174,991
             Landesbank Hessen-Thueringen Girozentrale, (New York)
   190,000     1.207%& 04/28/03............................................       189,993
   300,000     2.490% 04/30/03.............................................       299,996
             Rabobank Nederland NV, (New York)
   150,000     1.191%& 04/14/03............................................       149,997
   200,000     2.500% 04/30/03.............................................       199,998
   150,000     2.510% 06/06/03.............................................       149,995
   200,000     1.900% 08/29/03.............................................       199,996
   240,000   Svenska Handelsbanken, (New York)
               1.970% 10/10/03.............................................       240,013
             Toronto Dominion Bank, (New York)
   300,000     1.210%& 04/28/03............................................       299,989
   400,000     1.855% 08/20/03.............................................       399,977
   200,000     1.860% 08/27/03.............................................       199,992
   280,000     1.900% 09/15/03.............................................       279,987
   185,000   UBS AG, (Stamford Connecticut)
               2.615% 06/17/03.............................................       184,994
                                                                              -----------
                                                                                8,472,020
                                                                              -----------
             PROMISSORY NOTES -- 0.8%
             Goldman Sachs Group Inc.
   170,000     1.346%& 06/04/03&&(+)(+)....................................       170,000
   170,000     1.320% 09/02/03(+)(+).......................................       170,000
   225,000   Goldman Sachs Group LP
               1.320%& 04/15/03&&(+)(+)....................................       225,000
                                                                              -----------
                                                                                  565,000
                                                                              -----------
             TIME DEPOSITS -- EURO -- 1.5%
   288,165   National City Bank
               1.375% 04/01/03.............................................       288,165
   800,000   Societe Generale
               1.438% 04/01/03.............................................       800,000
                                                                              -----------
                                                                                1,088,165
                                                                              -----------
             TOTAL BANK OBLIGATIONS
               (Cost $12,196,152)..........................................    12,196,152
                                                                              -----------
             CORPORATE OBLIGATIONS -- 47.7%
             COMMERCIAL PAPER -- 37.2%
             Amstel Funding Corporation
   285,680     1.800% 04/15/03#............................................       285,480
   100,000     Discount note 05/13/03#.....................................        99,841
   300,000     Discount note 05/14/03#.....................................       299,516
    72,677     Discount note 06/09/03......................................        72,501
   400,000     Discount note 06/12/03#.....................................       399,029
   100,000     Discount note 06/16/03......................................        99,749
   107,920     Discount note 09/15/03......................................       107,334
             Aspen Funding Corporation
   200,000     Discount note 06/12/03#.....................................       199,528
   100,000     Discount note 08/27/03#.....................................        99,482

                       SEE NOTES TO FINANCIAL STATEMENTS.
 4

NATIONS MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             COMMERCIAL PAPER -- (CONTINUED)
             Atlantis One Funding
$  372,513     Discount note 05/14/03#.....................................   $   371,921
   288,094     Discount note 05/15/03#.....................................       287,629
   118,386     Discount note 06/11/03#.....................................       118,092
   300,000     Discount note 06/16/03#.....................................       299,217
    67,725     Discount note 08/13/03#.....................................        67,405
    75,000     Discount note 08/14/03#.....................................        74,646
   349,784     Discount note 09/10/03#.....................................       347,942
   100,000   Barton Capital Corporation
               Discount note 05/14/03#.....................................        99,852
             Bavaria TRR Corporation
   200,000     Discount note 04/10/03#.....................................       199,934
   135,000     Discount note 04/22/03#.....................................       134,896
   200,000     Discount note 04/23/03#.....................................       199,843
    50,000     Discount note 04/24/03#.....................................        49,958
   100,000     Discount note 04/28/03#.....................................        99,901
   100,000   Beta Finance Inc.
               Discount note 04/08/03#.....................................        99,975
    50,000   Blue Ridge Asset Funding
               Discount note 05/22/03#.....................................        49,913
   200,000   Brahms Funding Corporation
               Discount note 04/15/03#.....................................       199,897
             Bristol-Myers Squibb Company
   175,000     1.410%& 04/30/03&&#.........................................       175,000
   175,000     1.410%& 04/30/03&&#.........................................       175,000
             Cancara Asset Securitisation LLC
   123,504     Discount note 04/11/03#.....................................       123,459
    45,175     Discount note 05/15/03#.....................................        45,105
    85,261     Discount note 05/29/03......................................        85,087
             Charta Corporation
   100,000     Discount note 04/14/03#.....................................        99,953
   100,000     Discount note 06/09/03#.....................................        99,778
    50,000     Discount note 06/11/03#.....................................        49,886
   100,000     Discount note 06/12/03#.....................................        99,748
    50,000     Discount note 06/16/03#.....................................        49,866
   100,000     Discount note 06/25/03#.....................................        99,707
    65,000   Ciesco LP
               Discount note 06/10/03#.....................................        64,853
             Compass Securitization LLC
   100,000     Discount note 04/14/03#.....................................        99,953
   150,000     1.220%& 04/14/03&&#.........................................       149,993
   100,000     Discount note 04/22/03#.....................................        99,927
   100,000     Discount note 06/09/03#.....................................        99,759
   278,755     Discount note 06/16/03#.....................................       278,055
             Corporate Asset Funding Corporation
   250,000     Discount note 06/12/03#.....................................       249,370
   100,000     Discount note 06/16/03#.....................................        99,736
             Corporate Receivables Corporation
   100,000     Discount note 06/09/03#.....................................        99,780
    50,000     Discount note 06/10/03#.....................................        49,886
   230,000     Discount note 06/12/03#.....................................       229,448
    50,000     Discount note 06/16/03#.....................................        49,868
             CXC LLC
   100,000     Discount note 06/12/03#.....................................        99,748
   195,000     Discount note 06/16/03#.....................................       194,483
   110,000     Discount note 08/25/03#.....................................       109,438

PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             COMMERCIAL PAPER -- (CONTINUED)
$  350,000   Dexia Delaware LLC
               Discount note 06/12/03#.....................................   $   349,172
   200,000   Dresdner US Finance Inc.
               Discount note 06/12/03......................................       199,452
             Edison Asset Securitization LLC
   300,000     Discount note 04/10/03#.....................................       299,901
   190,000     Discount note 06/11/03#.....................................       189,558
   300,000     Discount note 06/13/03#.....................................       299,234
   200,000     Discount note 06/16/03#.....................................       199,502
   115,849     Discount note 08/12/03#.....................................       115,305
             Eiffel Funding LLC
   150,000     Discount note 04/22/03#.....................................       149,890
    50,000     Discount note 06/16/03#.....................................        49,866
             Fairway Finance Corporation
    78,246     Discount note 06/16/03#.....................................        78,048
   100,000     Discount note 09/15/03#.....................................        99,462
             Falcon Asset Securitization Corporation
   100,000     Discount note 04/15/03##....................................        99,951
   104,752     Discount note 06/16/03#.....................................       104,487
             Fcar Owner Trust I
    74,000     Discount note 04/15/03......................................        73,962
    95,000     Discount note 05/12/03......................................        94,856
    50,000     Discount note 06/16/03#.....................................        49,879
    62,000     Discount note 08/15/03......................................        61,705
             Galaxy Funding Inc.
   300,000     Discount note 04/14/03#.....................................       299,856
   250,000     Discount note 04/15/03#.....................................       249,871
   100,000     Discount note 06/12/03#.....................................        99,752
   150,000     Discount note 06/16/03#.....................................       149,625
   225,000     Discount note 06/25/03#.....................................       224,363
   125,000     Discount note 06/26/03#.....................................       124,654
             General Electric Capital Corporation
   100,000     Discount note 04/25/03......................................        99,910
   275,000     Discount note 05/15/03......................................       274,553
             General Electric Capital International Funding
   120,000     Discount note 05/13/03#.....................................       119,824
   120,105     Discount note 05/14/03#.....................................       119,924
   200,000     Discount note 08/27/03#.....................................       198,964
             General Electric Capital Services, Inc.
   175,000     Discount note 05/13/03......................................       174,722
   100,000     Discount note 05/14/03......................................        99,841
   200,000     Discount note 05/15/03......................................       199,675
   150,000     Discount note 06/12/03#.....................................       149,646
   150,000     Discount note 06/16/03#.....................................       149,620
   200,000     Discount note 06/16/03......................................       199,468
   100,000     Discount note 08/15/03......................................        99,520
             GIRO Balanced Funding Corporation
   100,000     Discount note 06/12/03#.....................................        99,746
    80,000     Discount note 06/23/03#.....................................        79,775
    58,363     Discount note 08/26/03#.....................................        58,065
             GIRO Funding US Corporation
    80,984     Discount note 04/15/03#.....................................        80,943
   100,000     Discount note 04/25/03#.....................................        99,913
    50,000     Discount note 06/10/03#.....................................        49,886

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             COMMERCIAL PAPER -- (CONTINUED)
$  140,000     Discount note 06/12/03#.....................................   $   139,647
   130,791     Discount note 06/26/03#.....................................       130,404
             Greyhawk Funding LLC
    80,000     Discount note 05/05/03#.....................................        79,905
   160,000     Discount note 05/14/03#.....................................       159,759
   200,000     Discount note 05/15/03#.....................................       199,694
             HBOS Treasury Services plc
   250,000     Discount note 04/22/03......................................       249,805
    50,000     Discount note 04/28/03#.....................................        49,952
    90,000     Discount note 05/12/03......................................        89,865
   150,000     Discount note 05/13/03......................................       149,769
   110,000     Discount note 08/06/03......................................       109,507
   100,000     Discount note 08/13/03......................................        99,527
             ING (US) Funding LLC
   135,000     Discount note 05/12/03......................................       134,797
   245,250     Discount note 05/15/03......................................       244,854
             Ivory Funding Corporation
    50,000     Discount note 08/12/03#.....................................        49,765
    50,000     Discount note 08/18/03#.....................................        49,753
    90,000   JP Morgan Chase and Company
               Discount note 05/15/03......................................        89,854
    50,000   K2 (USA) LLC
               Discount note 05/12/03#.....................................        49,923
             Leafs LLC
   175,000     1.294%& 04/21/03&&..........................................       175,000
   150,000     1.294%& 04/21/03&&#.........................................       150,000
             Mane Funding Corporation
   110,000     Discount note 05/22/03#.....................................       109,807
   136,795     Discount note 06/11/03#.....................................       136,458
   100,000     Discount note 06/12/03#.....................................        99,750
             MOAT Funding LLC
   100,000     1.670% 04/10/03#............................................        99,958
   100,000     Discount note 05/15/03#.....................................        99,836
    50,000     Discount note 06/11/03#.....................................        49,885
    75,000     Discount note 06/20/03#.....................................        74,797
   200,000     Discount note 06/23/03#.....................................       199,454
   100,000     Discount note 06/24/03#.....................................        99,711
   100,000     Discount note 07/14/03#.....................................        99,633
    75,000     Discount note 09/25/03#.....................................        74,558
   215,000   Montauk Funding Corporation
               1.240%& 10/10/03&&#.........................................       215,000
             Moriarty LLC
   200,000     Discount note 04/01/03#.....................................       200,000
   175,000     1.660% 04/10/03#............................................       174,927
   240,000     Discount note 04/15/03#.....................................       239,878
    90,000     Discount note 04/29/03#.....................................        89,909
   250,000     Discount note 05/14/03#.....................................       249,603
   250,000     Discount note 05/15/03#.....................................       249,600
    90,000     Discount note 06/16/03#.....................................        89,759
             Ness LLC
    58,028     Discount note 05/12/03#.....................................        57,938
    66,494     Discount note 05/15/03#.....................................        66,391
    89,406     Discount note 06/16/03#.....................................        89,181
    68,635     Discount note 09/15/03#.....................................        68,247
    90,000   New Center Asset Trust, Series A-1
               Discount note 06/16/03#.....................................        89,764

PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             COMMERCIAL PAPER -- (CONTINUED)
$   80,000   Newport Funding Corporation
               Discount note 04/14/03#.....................................   $    79,961
   100,000   Northern Rock plc
               Discount note 06/16/03#.....................................        99,747
             Paradigm Funding LLC
   150,000     1.240%& 04/17/03&&#.........................................       150,000
   275,000     Discount note 05/15/03#.....................................       274,577
             Pennine Funding LLC
    92,000     Discount note 04/15/03#.....................................        91,952
   128,000     Discount note 04/22/03#.....................................       127,903
    45,000     Discount note 04/23/03#.....................................        44,964
   262,000     Discount note 05/12/03#.....................................       261,606
    79,574     Discount note 06/10/03#.....................................        79,377
   177,000     Discount note 06/11/03#.....................................       176,557
   380,000     Discount note 06/16/03#.....................................       378,963
    50,000     Discount note 08/12/03#.....................................        49,765
   117,000     Discount note 08/13/03#.....................................       116,447
             Preferred Receivables Funding
    40,000     Discount note 04/10/03#.....................................        39,987
    50,000     Discount note 04/15/03#.....................................        49,976
             Salomon Smith Barney Holdings Inc.
   250,000     Discount note 06/10/03......................................       249,398
    49,750     Discount note 06/12/03......................................        49,625
             Sigma Finance Inc.
   225,000     1.305%& 04/01/03&&#.........................................       224,996
   700,000     1.320%& 04/01/03&&#.........................................       700,000
   100,000     1.340%& 04/01/03&&#.........................................       100,000
   190,000     1.299%& 04/07/03&&#.........................................       190,000
   190,000     1.302%& 04/07/03&&#.........................................       190,000
    75,000     1.230%& 04/15/03&&#.........................................        74,993
    85,000     Discount note 05/09/03#.....................................        84,879
             Silver Tower US Funding
   100,000     1.810% 04/17/03#............................................        99,920
   200,000     Discount note 05/14/03#.....................................       199,675
   280,000     Discount note 05/15/03#.....................................       279,541
   260,000     Discount note 06/16/03#.....................................       259,316
   200,000     Discount note 06/25/03......................................       199,419
   200,000   Societe Generale N.A.
               Discount note 05/08/03......................................       199,740
             Sunbelt Funding Corporation
    33,386     Discount note 04/14/03#.....................................        33,370
    51,024     Discount note 04/15/03#.....................................        50,998
    30,111     1.300% 04/28/03#............................................        30,082
    50,000     Discount note 06/11/03#.....................................        49,882
   120,244     Discount note 06/12/03......................................       119,944
             Surrey Funding Corporation
    70,000     Discount note 04/15/03#.....................................        69,964
   110,000     Discount note 04/29/03#.....................................       109,885
   400,000     Discount note 04/30/03#.....................................       399,571
   190,000     Discount note 05/06/03#.....................................       189,752
   250,000     Discount note 05/08/03#.....................................       249,656
   355,000     Discount note 05/12/03#.....................................       354,462
    50,000     Discount note 06/23/03......................................        49,858
    90,000     Discount note 08/07/03#.....................................        89,594
             Tango Finance Corporation
    20,000     Discount note 04/03/03#.....................................        19,998
    22,300     Discount note 05/15/03#.....................................        22,262

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

NATIONS MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             COMMERCIAL PAPER -- (CONTINUED)
             Tulip Funding Corporation
$   56,187     Discount note 04/14/03#.....................................   $    56,161
   200,000     Discount note 06/27/03#.....................................       199,406
             Variable Funding Capital Corporation
   100,000     Discount note 04/07/03#.....................................        99,968
   100,000     1.231%& 04/15/03#...........................................       100,000
   100,000     Discount note 05/22/03#.....................................        99,826
    40,289   White Pine Finance LLC
               Discount note 05/16/03#.....................................        40,221
             Windmill Funding Corporation
    40,000     Discount note 05/15/03#.....................................        39,935
    75,000     Discount note 06/16/03#.....................................        74,813
                                                                              -----------
                                                                               26,555,429
                                                                              -----------
             CORPORATE BONDS AND NOTES -- 10.5%
    50,000   ABN AMRO Bank NV, (Chicago)
               1.206%& 04/14/03&&..........................................        49,984
     3,685   Acme Paper & Supply Company
               1.460%& 04/03/03&&..........................................         3,685
   300,000   American Express Credit Corporation
               1.368%& 04/07/03&&..........................................       300,000
    10,970   Arogas Inc.
               1.390%& 04/03/03&&..........................................        10,970
    55,652   Associates Corporation, N.A.
               5.750% 11/01/03.............................................        56,909
             Bear Stearns Companies Inc.
   400,000     1.380%& 04/01/03&&..........................................       399,999
    98,000     1.400%& 04/01/03&&..........................................        98,000
     4,875   Berkeley Realty Company LLC
               1.410%& 04/03/03&&..........................................         4,875
     4,500   Berks Medical Realty LP
               1.360% 04/03/03.............................................         4,500
             Beta Finance Inc.
    85,000     1.323%& 04/01/03&&#.........................................        84,999
   400,000     1.326%& 04/15/03&&#.........................................       399,989
   209,000     1.326%& 04/15/03&&#.........................................       208,983
   200,000     1.240%& 04/17/03&&#.........................................       199,991
   175,000     2.580% 06/05/03#............................................       175,000
   230,000     1.330%& 06/16/03&&#.........................................       230,000
   100,000   BMW US Capital LLC
               1.321% 04/11/03.............................................       100,000
     1,490   Bracalente Manufacturing
               1.460%& 04/03/03&&..........................................         1,490
     2,435   Carroll Canton Borrowing
               1.460%& 04/03/03&&..........................................         2,435
    90,000   Caterpillar Finance Services Corporation
               1.439%& 06/01/03............................................        90,000
     8,150   Caterpillar Real Estate Holding LLC
               1.510%& 04/04/03&&..........................................         8,150
             CC (USA) Inc.
    75,000     1.323%& 04/01/03&&#.........................................        74,999
   110,000     1.330%& 04/01/03&&#.........................................       110,000
   250,000   CC (USA) Inc., MTN
               1.206%& 06/16/03&&..........................................       249,994

PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             CORPORATE BONDS AND NOTES -- (CONTINUED)
$   63,000   Citigroup Inc.
               5.700% 02/06/04.............................................   $    65,226
    15,275   Conestoga Wood Specialty
               1.340%& 04/03/03&&##........................................        15,275
     6,780   Cornell Iron Works Inc.
               1.360%& 04/03/03&&..........................................         6,780
   221,000   Countrywide Home Loans Inc., Series K
               1.630%& 04/14/03&&..........................................       220,965
             Credit Suisse First Boston, (New York)
   175,000     1.280%& 04/14/03&&..........................................       175,000
   175,000     1.370% 04/14/03.............................................       175,000
    65,000   Credit Suisse Group Finance (US)
               1.580%& 04/07/03&&..........................................        65,034
    17,770   Driftwood Landing Corporation
               1.380%& 04/03/03&&..........................................        17,770
    56,650   First Security Bank, N.A.
               1.715%& 05/27/03&&..........................................        56,790
   100,000   First Tennessee Bank
               1.360%& 04/06/03&&..........................................       100,000
     3,465   Florida Orthopedic Institute
               1.410%& 04/03/03&&..........................................         3,465
     5,055   Galday Inn Inc.
               1.410%& 04/03/03&&..........................................         5,055
             General Electric Capital Corporation, MTN, Series A
    55,000     1.638%& 04/01/03&&..........................................        55,034
   100,000     6.750% 09/11/03.............................................       102,135
    10,640   Hammon Branch-1 Borrow
               1.390%& 04/03/03&&..........................................        10,640
     3,765   Han Sung Industries
               1.410%& 04/03/03&&..........................................         3,765
     9,000   Hospital Laundry Services
               1.410%& 04/03/03&&..........................................         9,000
     4,125   Jackson Tube Service Inc.
               1.410%& 04/03/03&&..........................................         4,125
     8,080   James A. Martin and Donna F. Martin
               1.360%& 04/03/03&&..........................................         8,080
     5,540   Johnson Research and Development
               1.360%& 04/01/03&&##........................................         5,540
    10,000   JP Morgan & Company Inc.
               5.750% 02/25/04.............................................        10,371
    45,000   JP Morgan Chase & Company, Series C
               1.465%& 05/06/03&&..........................................        45,056
   160,000   K2 (USA) LLC
               1.350%& 04/01/03&&#.........................................       160,000
             Key Bank, N.A.
   150,000     1.345%& 04/28/03&&..........................................       150,000
    75,000     1.529%& 04/29/03&&..........................................        75,116
     2,820   L & H Holdings LLC
               1.510%& 04/03/03&&..........................................         2,820
    16,345   L.E. Pope Building Company
               1.390%& 04/03/03&&..........................................        16,345

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             CORPORATE BONDS AND NOTES -- (CONTINUED)
             Links Finance LLC
$  125,000     1.309%& 04/07/03&&#.........................................   $   124,989
   200,000     1.260%& 04/15/03&&#.........................................       200,000
   100,000     1.270%& 04/15/03&&#.........................................       100,000
   250,000     1.285%& 04/25/03&&#.........................................       250,000
       195   Macatawa Capital
               1.510%& 04/03/03&&..........................................           195
     1,560   Max Daetwyler Corporation
               1.510%& 04/03/03&&..........................................         1,560
    90,000   Merck and Company, Inc.
               4.489%& 02/22/04&&..........................................        92,590
    15,000   Merrill Lynch & Company, Series B
               1.630%& 05/01/03&&..........................................        15,017
     2,250   Midtown Church of Christ
               1.510%& 04/01/03&&..........................................         2,250
             Morgan Stanley, Series C
   400,000     1.380%& 04/15/03&&..........................................       400,000
    10,000     1.600%& 08/11/03&&..........................................        10,023
             Northern Rock plc
   200,000     1.300%& 04/16/03&&#.........................................       200,000
   200,000     1.373%& 04/16/03&&#.........................................       200,000
   150,000     1.301%& 04/22/03&&#.........................................       150,035
   100,000   Premier Asset LLC
               1.350%& 04/15/03&&..........................................       100,000
     1,655   RDR Investment Company
               1.510%& 04/03/03&&..........................................         1,655
     1,140   Red Lion Evangelical
               1.510%& 04/03/03&&..........................................         1,140
    22,795   Resources and Conservation
               1.310%& 04/03/03&&..........................................        22,795
    19,000   RH Sheppard Company Inc.
               1.310%& 04/03/03&&..........................................        19,000
    10,715   Robb and Stucky Ltd.
               1.360%& 04/03/03&&..........................................        10,715
     5,300   Sahtooma LLC
               1.410%& 04/03/03&&..........................................         5,300
     7,400   Schlitz Park Associates II LP
               1.350%& 04/01/03&&..........................................         7,400
    16,640   Shader Road LLC
               1.360%& 04/03/03&&..........................................        16,640
             Sigma Finance Inc., MTN
    35,000     1.409%& 04/28/03&&..........................................        35,024
   100,000     2.300% 06/26/03#............................................       100,000
   170,000   SMM Trust 2002-H
               1.320%& 06/23/03&&..........................................       170,000
    95,990   SMM Trust 2002-M
               1.289%& 12/15/03&&..........................................        95,990
     2,235   Somar LLC
               1.510%& 04/03/03&&..........................................         2,235
    19,620   Suncoast Beverage Sales
               1.340%& 04/03/03&&..........................................        19,620
    10,265   Tack Capital Company
               1.310%& 04/03/03&&..........................................        10,265
     2,220   Temple Beth AHM
               1.460%& 04/01/03&&..........................................         2,220
     7,375   TIM-BAR Corporation, Series 1998
               1.510%& 04/02/03&&..........................................         7,375

PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             CORPORATE BONDS AND NOTES -- (CONTINUED)
$    6,000   Toyota Motor Credit Corporation
               5.625% 11/13/03.............................................   $     6,145
     9,542   Turf Valley Inc.
               1.390%& 04/02/03&&..........................................         9,542
    10,935   United Steel Deck Inc., Series 1999
               1.360%& 04/03/03&&..........................................        10,935
   100,000   US Bank, N.A.
               1.300%& 04/01/03&&..........................................        99,992
     8,540   Venezia Enterprises/TRAN
               1.360%& 04/03/03&&..........................................         8,540
             Wachovia Bank N.A.
    13,075     6.925% 10/15/03.............................................        13,434
   200,000     1.300%& 10/20/03&&..........................................       200,000
     8,090   West Ridge Enterprises, Series 1998
               1.410%& 04/02/03&&..........................................         8,090
             Whistlejacket Capital Ltd.
    50,000     1.350%& 04/01/03&&..........................................        50,000
    35,000     1.310%& 05/06/03&&..........................................        35,000
             White Pine Finance LLC
    50,000     1.330%& 04/01/03&&#.........................................        50,000
    75,000     1.260%& 04/15/03&&#.........................................        74,989
    80,000     1.326%& 04/15/03&&#.........................................        79,994
    50,000     1.254%& 04/22/03&&#.........................................        50,000
                                                                              -----------
                                                                                7,500,033
                                                                              -----------
             TOTAL CORPORATE OBLIGATIONS
               (Cost $34,055,462)..........................................    34,055,462
                                                                              -----------
             EXTENDABLE COMMERCIAL NOTES -- 1.9%
             Citibank Credit Card Master Trust I
   200,000     Discount note 05/22/03#.....................................       199,648
   152,900     Discount note 06/12/03#.....................................       152,512
   175,000     Discount note 06/12/03#.....................................       174,587
    60,000     Discount note 06/12/03#.....................................        59,849
             Discover Card Master Trust I
   100,000     Discount note 05/08/03#.....................................        99,869
   125,000     Discount note 06/10/03#.....................................       124,720
    60,000     Discount note 06/11/03#.....................................        59,862
   100,000     Discount note 06/26/03#.....................................        99,701
             MBNA Credit Card Master Trust II
   100,000     Discount note 05/15/03#.....................................        99,845
    50,000     Discount note 05/29/03#.....................................        49,898
    70,640     Discount note 06/10/03#.....................................        70,478
    73,000     Discount note 06/11/03#.....................................        72,833
    80,000     Discount note 06/16/03#.....................................        79,791
                                                                              -----------
             TOTAL EXTENDABLE COMMERCIAL NOTES
               (Cost $1,343,593)...........................................     1,343,593
                                                                              -----------
             FUNDING AGREEMENTS -- 1.4%
   100,000   GE Life Annuity
               1.430%& 05/24/03@@..........................................       100,000
    50,000   Jackson National Life Insurance Company
               1.320%& 06/14/03&&@@........................................        50,000
   300,000   Monumental Life
               1.490%& 04/01/03&&@@........................................       300,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
 8

NATIONS MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             FUNDING AGREEMENTS -- (CONTINUED)
$  125,000   SunAmerica Life Insurance Company of America
               1.470%& 04/01/03&&@@........................................   $   125,000
             Transamerica Occidental Life Insurance Company
   125,000     1.550%& 04/01/03&&@@........................................       125,000
   117,000     1.580%& 04/01/03&&@@........................................       117,000
    20,000     1.480%& 05/01/03&&@@........................................        20,000
   132,000   Travelers Insurance
               1.411%& 04/10/03&&@@........................................       132,000
                                                                              -----------
             TOTAL FUNDING AGREEMENTS
               (Cost $969,000).............................................       969,000
                                                                              -----------
             MORTGAGE-BACKED SECURITIES -- 1.2%
             COMMERCIAL MORTGAGE-BACKED SECURITIES -- 1.2%
   135,000   Granite Mortgages plc, Series 2003-1, Class 1A1,
               1.274%& 04/20/03&&..........................................       135,000
   200,000   Holmes Financing plc, Series 6, Class 1A,
               1.280%& 04/15/03&&..........................................       200,000
   175,000   Holmes Financing plc, Series 7, Class 1A,
               1.267%& 04/15/03&&..........................................       175,000
   100,000   Permanent Financing plc, Series 1, Class 1A,
               1.305%& 04/10/03&&..........................................       100,000
   175,000   Permanent Financing plc, Series 2, Class 1A,
               1.292%& 04/10/03&&..........................................       175,000
    34,931   Residential Mortgage Securities, Series 2012A, Class A1,
               1.351%& 04/11/03............................................        34,931
                                                                              -----------
             TOTAL MORTGAGE-BACKED SECURITIES
               (Cost $819,931).............................................       819,931
                                                                              -----------
             MUNICIPAL BONDS AND NOTES -- 0.7%
             CALIFORNIA -- 0.0%+
     9,035   California Housing Finance Agency Revenue, Series 2000D,
               1.950%& 08/01/03&&..........................................         9,035
                                                                              -----------

PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             COLORADO -- 0.0%+
$   10,920   Colorado Housing and Finance Authority, Revenue, Series
               2002I-C1,
               (FHLB SBPA),
               1.650%& 04/01/03&&..........................................   $    10,920
     7,000   Denver, Colorado City and County Certificates of
               Participation, (Justice Center Site Project) Series 2002C,
               (JP Morgan Chase Bank LOC),
               1.290%& 04/02/03&&..........................................         7,000
                                                                              -----------
                                                                                   17,920
                                                                              -----------
             CONNECTICUT -- 0.0%+
    10,765   Connecticut State Development Authority Industrial Development
               Revenue, (Latex Foam International Project) Series 2002,
               (Wachovia Bank N.A. LOC),
               1.360%& 04/03/03&&..........................................        10,765
                                                                              -----------
             FLORIDA -- 0.1%
    16,300   Florida Housing Finance Agency, Revenue, Series 1993, (MBIA
               Insured, Westdeutsche Landesbank SBPA),
               1.250%& 04/03/03&&..........................................        16,300
    34,900   Florida Housing Financing Corporation, Revenue, Series 2002A,
               (AMBAC Insured, SBPA Dexia Credit Local),
               1.300%& 04/03/03&&..........................................        34,900
                                                                              -----------
                                                                                   51,200
                                                                              -----------
             GEORGIA -- 0.0%+
    14,780   Talbot County, Georgia Development Authority IDR, (Junction
               City Mining Company Project) Series 2000, (First Union
               National Bank LOC),
               1.390%& 04/03/03&&..........................................        14,780
                                                                              -----------
             ILLINOIS -- 0.0%+
    28,800   Illinois Student Assistance Commission Revenue, Series 1990B,
               (GTD STD LNS, First National Bank of Chicago LOC),
               1.330%& 04/02/03&&..........................................        28,800
                                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             MARYLAND -- 0.0%+
$    4,000   Maryland State Industrial Development Financing Authority,
               Economic Development Revenue, (Chesapeake Biology Lab
               Project) Series 1998,
               (First Union National Bank),
               1.410%& 04/03/03&&..........................................   $     4,000
                                                                              -----------
             MASSACHUSETTS -- 0.0%+
     1,750   Massachusetts State Development Financing Agency, Assisted
               Living Facilities Revenue, (Whalers Cove Project) Series
               2001B, (First Union National Bank LOC),
               1.510%& 04/03/03&&..........................................         1,750
                                                                              -----------
             MISSISSIPPI -- 0.0%+
    15,000   Mississippi Business Financing Corporation IDR, (Telepex Inc.
               Project) Series 2000, (First Union National Bank LOC),
               1.310%& 04/03/03&&..........................................        15,000
     8,800   Mississippi Business Financing Corporation Revenue, Series
               1997B, (First Union National Bank LOC),
               1.410%& 04/03/03&&..........................................         8,800
                                                                              -----------
                                                                                   23,800
                                                                              -----------
             MISSOURI -- 0.0%+
    10,600   Missouri State Economic Development Export Revenue, (Biocraft
               Labs, Inc. Project) Series 1989, (PNC Bank LOC),
               1.350%& 04/02/03&&..........................................        10,600
                                                                              -----------
             NEW JERSEY -- 0.0%+
     1,015   New Jersey Economic Development Authority Revenue, (Melrich
               Road Project) Series 2002B, (Wachovia Bank N.A.),
               1.510%& 04/03/03&&..........................................         1,015
     1,175   New Jersey Economic Development Authority Revenue, (PB Tower
               LLC Project) Series 2001, (First Union National Bank LOC),
               1.460%& 04/03/03&&..........................................         1,175
     7,310   New Jersey Economic Development Authority Revenue, Series
               1997, (First Union National Bank LOC),
               1.390%& 04/02/03&&..........................................         7,310
                                                                              -----------
                                                                                    9,500
                                                                              -----------

PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             NEW YORK -- 0.1%
$    3,710   Clinton County, New York Industrial Development Agency IDR,
               (Bombardier Corporation Project) Series 1997A, (Marine
               Midland Bank LOC),
               1.850%& 06/05/03&&..........................................   $     3,710
    34,598   New York City, New York GO, Series 2001A-9, (FGIC Insured,
               FGIC SBPA),
               1.250%& 04/02/03&&..........................................        34,598
     2,300   New York State Housing Finance Agency, Revenue, (Taxable - 360
               West 43 Street Project) Series 2002, (Bayerische Hypotheken
               und Vereinsbank LOC),
               1.750%& 04/02/03&&..........................................         2,300
    11,500   New York, New York City Housing Development Corporation,
               Multi-Family Revenue, (West 55th Project) Series 2001B,
               (Bayerische Hypotheken und Vereinsbank LOC),
               1.440%& 04/02/03&&..........................................        11,500
                                                                              -----------
                                                                                   52,108
                                                                              -----------
             TENNESSEE -- 0.0% +
     4,200   Hamilton County, Tennessee Industrial Development Board IDR,
               Series 1999, (First Union National Bank LOC),
               1.460%& 02/01/14&&..........................................         4,200
                                                                              -----------
             TEXAS -- 0.2%
    42,845   Harris County - Houston, Texas, Sports Authority Special
               Revenue, Jr. Lien, Series 2001D, (MBIA Insured, Morgan
               Guaranty Trust SBPA),
               1.350%& 04/03/03&&..........................................        42,845
    44,615   Sabine River Authority, Texas Pollution Control Revenue
               Refunding, Series 2001E, (Chase Manhattan Bank LOC),
               1.360%& 04/02/03&&..........................................        44,615
                                                                              -----------
                                                                                   87,460
                                                                              -----------
             VIRGINIA -- 0.3%
   140,000   Virginia State Housing Development Authority Commonwealth
               Revenue, Series 1996E,
               1.310%& 04/02/03&&..........................................       140,000
                                                                              -----------
             TOTAL MUNICIPAL BONDS AND NOTES
               (Cost $465,918).............................................       465,918
                                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 10

NATIONS MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 17.5%
             FEDERAL FARM CREDIT BANK (FFCB) -- 0.8%
$  330,000     1.250%& 04/01/03&&..........................................   $   329,931
   150,000     1.180%& 04/16/03&&..........................................       150,000
    69,000     1.550% 05/01/03.............................................        69,000
                                                                              -----------
                                                                                  548,931
                                                                              -----------
             FEDERAL HOME LOAN BANK (FHLB) -- 8.9%
    75,000     1.270%& 04/01/03&&..........................................        75,000
   136,088     Discount note 04/02/03......................................       136,083
   180,000     1.240%& 04/14/03&&..........................................       179,954
   200,000     1.195%& 04/28/03&&..........................................       199,910
   745,000     1.190%& 05/27/03&&..........................................       744,615
    67,000     Discount note 06/11/03......................................        66,851
   100,000     1.135%& 06/20/03&&..........................................        99,948
    70,000     2.010% 06/26/03.............................................        70,110
   285,000     2.060% 07/02/03.............................................       285,000
    92,960     4.500% 07/07/03.............................................        93,667
    75,000     Discount note 08/01/03......................................        74,687
    36,500     Discount note 08/08/03......................................        36,323
    41,000     4.125% 08/15/03.............................................        41,434
   101,735     5.125% 09/15/03.............................................       103,576
    19,000     3.060% 10/24/03.............................................        19,138
    40,000     3.110% 12/03/03.............................................        40,461
    19,000     3.180% 12/03/03.............................................        19,224
    56,000     5.375% 01/05/04.............................................        57,581
   145,000     1.600% 02/06/04.............................................       145,000
   300,000     1.550% 02/10/04.............................................       300,000
    80,000     3.750% 02/13/04.............................................        81,642
    34,645     5.250% 02/13/04.............................................        35,805
   245,000     1.440% 02/24/04.............................................       245,000
    80,000     1.450% 02/27/04.............................................        80,000
   133,000     1.425% 03/08/04.............................................       133,000
   127,000     1.490% 03/08/04.............................................       127,000
   790,000     1.470% 03/12/04.............................................       790,001
   285,000     1.350% 03/30/04.............................................       285,000
   400,000     1.300% 04/07/04.............................................       400,000
   530,000     1.300% 04/07/04.............................................       530,000
   200,000     1.200% 04/08/04.............................................       200,000
   300,000     1.290% 04/13/04.............................................       300,000
   300,000     1.360% 04/13/04.............................................       300,000
   150,000     1.420% 04/21/04.............................................       150,000
                                                                              -----------
                                                                                6,446,010
                                                                              -----------
             FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 3.4%
   245,749     Discount note 04/24/03......................................       245,377
    53,626     7.375% 05/15/03.............................................        53,981
    95,025     Discount note 06/30/03......................................        94,578
   100,000     5.750% 07/15/03.............................................       101,122
   440,026     Discount note 07/17/03......................................       437,618
   100,000     3.500% 09/15/03.............................................       100,943
    47,949     6.375% 11/15/03.............................................        49,314
    70,000     Discount note 12/04/03......................................        69,256
   236,382     Discount note 12/31/03......................................       233,899
   171,915     3.250% 01/15/04.............................................       174,326
   855,837     Discount note 02/26/04......................................       845,952
                                                                              -----------
                                                                                2,406,366
                                                                              -----------

PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 4.2%
$  450,000     Discount note 04/04/03......................................   $   449,912
   130,000     5.750% 04/15/03.............................................       130,219
   201,315     Discount note 06/27/03......................................       200,454
   155,200     4.000% 08/15/03.............................................       156,473
   350,000     Discount note 09/10/03......................................       348,297
   540,000     Discount note 09/11/03......................................       537,034
   400,000     Discount note 09/24/03......................................       397,700
   300,000     Discount note 09/25/03......................................       298,407
    87,076     Discount note 12/12/03......................................        86,231
   100,000     Discount note 02/06/04......................................        98,890
    59,250     5.125% 02/13/04.............................................        61,188
    41,020     4.750% 03/15/04.............................................        42,356
   200,000     1.360% 04/28/04.............................................       200,000
                                                                              -----------
                                                                                3,007,161
                                                                              -----------
             STUDENT LOAN MARKETING ASSOCIATION (SLMA) -- 0.2%
   130,000     2.250% 07/02/03.............................................       129,994
                                                                              -----------
             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
               (Cost $12,538,462)..........................................    12,538,462
                                                                              -----------
             U.S. TREASURY OBLIGATIONS -- 1.9%
             U.S. TREASURY BILLS -- 0.2%
    50,000     Discount note 05/15/03......................................        49,923
    71,213     Discount note 06/12/03......................................        71,050
                                                                              -----------
                                                                                  120,973
                                                                              -----------
             U.S. TREASURY NOTES -- 1.7%
   690,000     4.250% 05/31/03.............................................       692,195
   376,000     3.250% 12/31/03.............................................       380,828
    94,000     3.000% 01/31/04.............................................        95,259
    70,000     3.000% 02/29/04.............................................        71,095
                                                                              -----------
                                                                                1,239,377
                                                                              -----------
             TOTAL U.S. TREASURY OBLIGATIONS
               (Cost $1,360,350)...........................................     1,360,350
                                                                              -----------
             REPURCHASE AGREEMENTS -- 8.9%
   113,728   Agreement with Banque National de Paris, 1.360% dated 03/31/03 to be repurchased at $113,732 on 04/01/03 collateralized by:
               $116,003 FHLB, 4.250%-4.750% due 06/28/04-11/13/09;
               collateral valued at $116,003...............................       113,728

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS -- (CONTINUED)
$  500,000   Agreement with Bear Stearns Companies Inc., 1.380% dated
               03/31/03 to be repurchased at $500,019 on 04/01/03
               collateralized by: $435,637 FNMA, 5.500%-7.500% due
               12/01/13-04/1/33; $74,368 FHLMC, 4.500%-7.000% due
               03/01/10-08/01/32; collateral valued at $510,005............   $   500,000
 1,800,000   Agreement with Countrywide Home Loans, Inc., 1.380% dated
               03/31/03 to be repurchased at $1,800,069 on 04/01/03
               collateralized by: $1,353,964 FNMA, 3.875%-8.000% due
               03/01/17-11/01/35; $444,191 FHLMC, 0.000%-6.875% due
               03/26/08-04/11/33; $29,663 U.S. Treasury Strip, Principal
               Only, due 11/15/27, collateral valued at $1,827,818.........     1,800,000
   337,000   Agreement with Dresdner Kleinwort Benson North America LLC,
               1.375% dated 03/31/03 to be repurchased at $337,013 on
               04/01/03 collateralized by: $334,816 U.S. Treasury Notes,
               3.000%-4.870% due 03/31/04-02/15/13; $8,927 U.S. Treasury
               Bond, 5.375% due 02/15/31; collateral valued at $343,743....       337,000

PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS -- (CONTINUED)
$  820,600   Agreement with Goldman Sachs and Company, 1.400% dated
               03/31/03 to be repurchased at $820,632 on 04/01/03
               collateralized by: $104,907 Amstel Funding Corporation
               Commercial Paper, due 04/24/03-04/28/03; $78,294 Thames
               Asset Global Securitization Commercial Paper, due 04/22/03;
               $69,181 Polonius Inc. Commercial Paper, due
               04/28/03-08/11/03; $59,968 Bavaria TRR Corporation
               Commercial Paper, due 04/15/03; $50,836 Standard Life
               Funding BV Commercial Paper, due 05/07/03; $49,927 Banco
               Bilbao Vizcaya Argentaria Commercial Paper, due 05/15/03;
               $48,634 Emerson Electric Company Commercial paper, due
               05/07/03; $42,827 Golden Funding Corporation Commercial
               Paper, due 04/09/03; $40,996 Oil Insurance Ltd. Commercial
               Paper, due 04/25/03; $40,672 General Dynamics Corporation
               Commercial Paper, due 04/24/03; $40,521 Preferred
               Receivables Funding Commercial Paper, due 04/30/03; $39,039
               Eaglefunding Capital Corporation Commercial Paper, due
               04/09/03; $36,725 The Washington Post Company Commercial
               Paper, due 05/29/03; $35,089 Waterfront Funding Corporation
               Commercial Paper, due 04/04/03; $34,722 Liberty Street
               Funding Company Commercial Paper, due 04/23/03; $33,953
               Jupiter Securitization Corporation Commercial Paper, due
               05/05/03; $30,144 Orchid Funding Corporation Commercial
               Paper, due 04/25/03; $577 Credit Agricole Indosuez N.A.
               Inc., due 05/06/03; collateral valued at $837,012...........   $   820,600
   400,000   Agreement with Greenwich Capital Markets Inc., 1.370% dated
               03/31/03 to be repurchased at $400,015 on 04/01/03
               collateralized by: $220,030 FNMA, 5.500%-6.500% due
               03/1/23-04/1/33; $187,974 FHLMC, 5.500%-7.000% due
               02/1/17-02/01/33; collateral valued at $408,004.............       400,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

NATIONS MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS -- (CONTINUED)
  $  700,000   Agreement with J.P. Morgan Securities Inc., 1.390% dated
               03/31/03 to be repurchased at $700,027 on 04/01/03
               collateralized by: $183,978 Moat Funding LLC Commercial
               Paper, due 07/07/03-07/08/03; Novartis Finance Corporation
               Commercial Paper, due 04/28/03; $76,989 Sara Lee Corporation
               Commercial Paper, due 04/01/03-04/10/03; $49,789 San Paolo
               IMI US Financial Company Commercial Paper, due 08/06/03;
               $46,068 International Lease Finance Corporation Commercial
               Paper, due 04/01/03; $45,061 Stanley Works Extendable
               Commercial Note, due 04/10/03; $38,999 Countrywide Home
               Loans, Inc. Commercial Paper, due 04/01/03; $38,925
               Transamerica Asset Funding Commercial Paper, due 04/29/03;
               $30,156 Scaldis Capital Ltd. Commercial Paper, due 09/24/03;
               $29,867 Liquid Funding Ltd. Commercial Paper, due 04/17/03;
               $19,955 Brahms Funding Corporation Extendable Commercial
               Note, due 06/04/03; $10,155 Ace INA Holdings Inc. Commercial
               Paper, due 05/09/03; $9,223 Tango Finance Corporation
               Commercial Paper, due 06/26/03; $8,900 Campbell Soup Company
               Commercial Paper, due 04/01/03; $8,050 Tricon Capital
               Corporation Commercial Paper, due 05/06/03; $3,996 Wisconsin
               Energy Corporation Commercial Paper, due 05/02/03; $3,988
               Rathgar Capital US Corporation Commercial Paper, due
               06/30/03; $3,686 Tiger Peg Capital Corporation Commercial
               Paper, due 04/29/03; $2,874 Pharmacia Corporation Commercial
               Paper, due 04/17/03; $1,319 GlaxoSmithKline plc Commercial
               Paper, due 04/30/03; $1,125 Newell Rubbermaid Inc.
               Commercial Paper, due 04/07/03; $998 Westpac Capital
               Corporation Commercial Paper, due 05/28/03; collateral
               valued at $714,004..........................................   $   700,000

PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS -- (CONTINUED)
$  200,000   Agreement with J.P. Morgan Securities Inc., 1.440% dated
               03/31/03 to be repurchased at $200,008 on 04/01/03
               collateralized by: $47,924 Eiffel Funding LLC Commercial
               Paper, due 05/07/03; $34,570 Beethoven Funding Corporation
               Commercial Paper, due 04/23/03; $24,990 Black Forest
               Corporation Commercial Paper, due 04/11/03; $24,968 Black
               Diamond USA Funding Commercial Paper, due 05/06/03-05/07/03;
               $24,928 Credit Lyonnais Bank Commercial Paper, due 06/24/03;
               $24,592 Danske Corporation Commercial Paper, due
               04/25/03-06/11/03; $12,363 Campbell Soup Company Commercial
               Paper, due 06/26/03; $7,672 Conduit Asset Backed Securities
               Commercial Paper, due 04/30/03; $1,998 Concord Minutemen
               Capital Company LLC Commercial Paper, due 05/02/03;
               collateral valued at $204,005...............................   $   200,000
     4,853   Agreement with Lehman Brothers Inc., 1.350% dated 03/31/03 to be repurchased at $4,853 on 4/01/03 collateralized by:
               $2,728 U.S. Treasury Strips, Principal Only, due
               11/15/03-11/15/27; $2,224 U.S. Treasury Strips, Interest
               Only, due 05/15/06-05/15/30; collateral valued at $4,952....         4,853
   400,000   Agreement with Merrill Lynch Government Securities Inc.,
               1.380% dated 03/31/03 to be repurchased at $400,015 on
               04/01/03 collateralized by: $233,306 Atlantis One Funding
               Commercial Paper, due 06/23/03-07/25/03; $174,746 Forrestal
               Funding Master Trust Commercial Paper, due 05/12/03;
               collateral valued at $408,052...............................       400,000
   260,000   Agreement with Merrill Lynch Government Securities Inc.,
               1.420% dated 03/31/03 to be repurchased at $260,010 on
               04/01/03 collateralized by: $224,361 Clipper Receivables
               Corporation Commercial Paper, due 06/20/03-06/25/03; $40,892
               Credit Lyonnais Bank Commercial Paper, due 06/16/03;
               collateral valued at $265,253...............................       260,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS -- (CONTINUED)
$  800,000   Agreement with UBS Warburg, 1.380% dated 03/31/03 to be
               repurchased at $800,031 on 04/01/03 collateralized by:
               $431,287 FNMA, 5.500%-7.000% due 03/01/23-04/01/33; $384,717
               FHLMC, 5.500%-6.500% due 04/01/22-04/01/33; collateral
               valued at $816,004..........................................   $   800,000
                                                                              -----------
             TOTAL REPURCHASE AGREEMENTS
               (Cost $6,336,181)...........................................     6,336,181
                                                                              -----------
             TOTAL INVESTMENTS
               (Cost $71,565,008*)...............................     100.4%   71,565,008
                                                                              -----------
             OTHER ASSETS AND LIABILITIES (NET)..................     (0.4)%
             Receivable for Fund shares sold...............................   $        23
             Interest receivable...........................................       137,039
             Payable for Fund shares redeemed..............................          (769)
             Investment advisory fee payable...............................        (7,545)
             Administration fee payable....................................        (4,385)
             Shareholder servicing and distribution fees payable...........       (11,657)
             Due to custodian..............................................            (1)
             Distributions payable.........................................       (26,509)
             Payable for investment securities purchased...................      (359,000)
             Accrued Trustees' fees and expenses...........................          (395)
             Accrued expenses and other liabilities........................        (1,966)
                                                                              -----------
             TOTAL OTHER ASSETS AND LIABILITIES (NET)......................      (275,165)
                                                                              -----------
             NET ASSETS..........................................     100.0%  $71,289,843
                                                                              ===========
             NET ASSETS CONSIST OF:
             Accumulated net realized loss on investments sold.............   $    (1,059)
             Paid-in capital...............................................    71,290,902
                                                                              -----------
             NET ASSETS....................................................   $71,289,843
                                                                              ===========


                                                                                 VALUE
------------------------------------------------------------------------------------------
             NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
             CAPITAL CLASS SHARES:
             ($33,084,071,498 / 33,085,080,168 shares outstanding).........         $1.00
                                                                              ===========
             TRUST CLASS SHARES:
             ($5,005,841,389 / 5,006,078,515 shares outstanding)...........         $1.00
                                                                              ===========
             LIQUIDITY CLASS SHARES:
             ($1,572,140,284 / 1,572,083,177 shares outstanding)...........         $1.00
                                                                              ===========
             ADVISER CLASS SHARES:
             ($6,834,801,045 / 6,835,234,351 shares outstanding)...........         $1.00
                                                                              ===========
             INVESTOR CLASS SHARES:
             ($3,621,417,372 / 3,622,022,241 shares outstanding)...........         $1.00
                                                                              ===========
             MARKET CLASS SHARES:
             ($3,774,034,328 / 3,773,899,686 shares outstanding)...........         $1.00
                                                                              ===========
             DAILY CLASS SHARES:
             ($11,635,943,910 / 11,636,034,502 shares outstanding).........         $1.00
                                                                              ===========
             SERVICE CLASS SHARES:
             ($761,802,189 / 761,798,065 shares outstanding)...............         $1.00
                                                                              ===========
             INVESTOR A SHARES:
             ($378,381,785 / 378,455,912 shares outstanding)...............         $1.00
                                                                              ===========
             INVESTOR B SHARES:
             ($54,492,857 / 54,491,929 shares outstanding).................         $1.00
                                                                              ===========
             INVESTOR C SHARES:
             ($4,811,198 / 4,811,148 shares outstanding)...................         $1.00
                                                                              ===========
             INSTITUTIONAL SHARES:
             ($4,541,350,185 / 4,541,240,459 shares outstanding)...........         $1.00
                                                                              ===========
             MARSICO SHARES:
             ($20,754,658 / 20,752,867 shares outstanding).................         $1.00
                                                                              ===========

---------------

 *Federal income tax information (see Note 7).

 &Floating rate security. The interest rate shown reflects the rate in effect at March 31, 2003.

 &&
  Reset date. Interest rates reset either daily, weekly, monthly, or quarterly.

 #Security not registered under the Securities Act of 1933, as amended.
  These securities may be resold in transactions exempt from registration to qualified institutional buyers.

##Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

 +Amount represents less than 0.1%.

 @@
  Restricted security (see Note 5).

                       SEE NOTES TO FINANCIAL STATEMENTS.
 14

NATIONS MONEY MARKET FUNDS

Nations Money Market Reserves

  STATEMENT OF NET ASSETS                                     MARCH 31, 2003


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
-----------------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 1.3%
            ASSET-BACKED -- AUTO LOANS -- 0.2%
$  5,953    Americredit Automobile Receivables Trust,
              Series 2002-D, Class A1,
              1.755% 10/06/03.............................................   $     5,953
   5,293    SSB Auto Loan Trust, Series 2002-1, Class A1,
              1.659%& 04/15/03&&..........................................         5,293
  16,438    Whole Auto Loan Trust, Series 2002-1, Class A1,
              1.420%& 04/15/03&&..........................................        16,438
                                                                             -----------
                                                                                  27,684
                                                                             -----------
            ASSET-BACKED -- OTHER -- 1.1%
   8,797    G-Star Ltd., Series 2002-2A, Class A1MA,
              1.355%& 04/25/03&&..........................................         8,797
   7,298    G-Star Ltd., Series 2002-2A, Class A1MB,
              1.365%& 04/25/03&&..........................................         7,298
  50,000    Phoenix-Mistic CBO, Ltd., Series 2002-1A, Class A1A,
              1.458%& 09/15/03............................................        50,020
  76,000    Putnam Structured Product CDO, Series 2002-1A, Class A1E,
              1.375%& 04/10/03&&..........................................        76,000
   6,684    WFS Financial Owner Trust, Series 2002-4, Class A1,
              1.676% 11/20/03.............................................         6,684
                                                                             -----------
                                                                                 148,799
                                                                             -----------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $176,483).............................................       176,483
                                                                             -----------
            BANK OBLIGATIONS -- 17.3%
            BANK NOTES -- 0.6%
  75,000    Wells Fargo Bank, N.A.
              1.272%& 04/07/03&&..........................................        74,994
                                                                             -----------
            CERTIFICATES OF DEPOSIT -- DOMESTIC -- 1.5%
  25,000    Branch Banking & Trust
              1.300%& 04/24/03&&..........................................        25,000
  40,000    Fifth Third Bank
              1.250% 08/25/03.............................................        40,000
  15,000    First Tennessee Bank, (Memphis)
              1.329%& 04/21/03&&..........................................        15,000
  25,000    SouthTrust Bank, N.A.
              1.330% 02/18/04.............................................        25,002
 100,000    Wells Fargo Bank, N.A., (San Francisco)
              1.250% 05/15/03#............................................       100,000
                                                                             -----------
                                                                                 205,002
                                                                             -----------
            CERTIFICATES OF DEPOSIT -- EURO -- 0.1%
  10,000    Landesbank Hessen-Thueringen Girozentrale
              1.395% 10/07/03.............................................        10,001
                                                                             -----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
-----------------------------------------------------------------------------------------
            CERTIFICATES OF DEPOSIT -- YANKEE -- 11.1%
$100,000    Abbey National plc
              1.285%& 04/01/03&&..........................................   $    99,985
  50,000    Abbey National Treasury Services plc
              1.230%& 06/25/03&&..........................................        49,992
 125,000    ABN AMRO Bank NV, (Chicago)
              1.455% 02/03/04.............................................       125,001
  50,000    Bayerische Landesbank Girozentrale, (New York)
              1.235%& 04/09/03............................................        49,999
  45,000    BNP Paribas, (New York)
              1.700% 08/11/03#............................................        44,977
            Canadian Imperial Bank of Commerce, (New York)
  40,000      1.210% 06/11/03.............................................        40,003
  50,000      1.838% 09/12/03.............................................        49,996
            Credit Agricole Indosuez, (New York)
  15,000      2.980% 04/16/03.............................................        15,000
  85,000      1.210%& 06/30/03&&..........................................        84,974
            Credit Suisse First Boston, (New York)
 100,000      1.342%& 04/07/03&&..........................................       100,000
  45,000      1.910%& 04/14/03&&..........................................        45,000
  25,000    Danske Bank, (New York)
              1.960% 10/10/03.............................................        25,000
  75,000    Deutsche Bank AG, (New York)
              1.310%& 04/24/03&&..........................................        75,000
  25,000    Dexia Bank, (New York)
              2.505% 06/06/03.............................................        24,999
  75,000    Dresdner Bank, (New York)
              1.318%& 04/02/03&&..........................................        74,996
 100,000    Landesbank Hessen-Thueringen Girozentrale, (New York)
              1.207%& 04/28/03............................................        99,996
            Rabobank Nederland NV, (New York)
  50,000      1.191%& 04/14/03............................................        49,999
 100,000      2.500% 04/30/03.............................................        99,999
  50,000      2.510% 06/06/03.............................................        49,998
  50,000    Svenska Handelsbanken, (New York)
              1.970% 10/10/03.............................................        50,003
            Toronto Dominion Bank, (New York)
 100,000      1.855% 08/20/03.............................................        99,994
  90,000      1.860% 08/27/03.............................................        89,996
  50,000    UBS AG, (Stamford Connecticut)
              2.615% 06/17/03.............................................        49,998
                                                                             -----------
                                                                               1,494,905
                                                                             -----------
            PROMISSORY NOTES -- 1.0%
            Goldman Sachs Group Inc.
  30,000      1.346%& 06/04/03&&@@........................................        30,000
  30,000      1.320% 09/02/03@@...........................................        30,000
  75,000    Goldman Sachs Group LP
              1.320%& 04/15/03&&@@........................................        75,000
                                                                             -----------
                                                                                 135,000
                                                                             -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Money Market Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
-----------------------------------------------------------------------------------------
            TIME DEPOSITS -- EURO -- 3.0%
$108,684    National City Bank
              1.375% 04/01/03.............................................   $   108,684
 300,000    Societe Generale
              1.438% 04/01/03.............................................       300,000
                                                                             -----------
                                                                                 408,684
                                                                             -----------
            TOTAL BANK OBLIGATIONS
              (Cost $2,328,586)...........................................     2,328,586
                                                                             -----------
            CORPORATE OBLIGATIONS -- 56.7%
            COMMERCIAL PAPER -- 44.5%
            Amstel Funding Corporation
 118,330      1.800% 04/15/03#............................................       118,247
 167,632      1.400% 05/12/03#............................................       167,367
  46,958      Discount note 06/12/03#.....................................        46,841
            Atlantis One Funding
  67,827      Discount note 06/16/03#.....................................        67,648
  26,341      Discount note 08/14/03#.....................................        26,217
  28,000      Discount note 09/10/03#.....................................        27,856
  50,000    Barton Capital Corporation
              Discount note 05/14/03#.....................................        49,926
            Bavaria TRR Corporation
  50,000      Discount note 04/23/03#.....................................        49,961
  50,000      Discount note 04/24/03#.....................................        49,958
  30,500    Beta Finance Inc.
              Discount note 06/12/03......................................        30,428
  50,000    Blue Ridge Asset Funding
              Discount note 05/22/03#.....................................        49,913
  90,000    Brahms Funding Corporation
              Discount note 04/15/03#.....................................        89,953
            Bristol-Myers Squibb Company
  45,000      1.410%& 04/30/03&&#.........................................        45,000
  45,000      1.410%& 04/30/03&&#.........................................        45,000
            Cancara Asset Securitisation LLC
  16,904      Discount note 04/15/03#.....................................        16,895
  37,506      Discount note 06/10/03#.....................................        37,414
            CC (USA) Inc.
  50,000      1.350% 05/12/03#............................................        49,923
  80,500      Discount note 06/10/03......................................        80,303
  25,000      Discount note 06/12/03......................................        24,941
  80,000    Charta Corporation
              Discount note 06/20/03......................................        79,778
 100,000    Compass Securitization LLC
              1.220%& 04/14/03&&#.........................................        99,996
  50,000    Corporate Asset Funding Corporation
              Discount note 06/12/03#.....................................        49,874
            Corporate Receivables Corporation
  50,000      Discount note 06/09/03#.....................................        49,890
  25,000      Discount note 06/10/03#.....................................        24,943
  50,000      Discount note 06/12/03#.....................................        49,874
  40,000      Discount note 06/16/03#.....................................        39,894
            CXC LLC
  85,000      Discount note 05/13/03#.....................................        84,876
  39,750      Discount note 06/11/03#.....................................        39,651
  50,000      Discount note 06/12/03#.....................................        49,874
            Delaware Funding Corporation
  45,117      Discount note 04/23/03#.....................................        45,083
  50,000      Discount note 05/14/03#.....................................        49,925
  40,000      Discount note 06/09/03#.....................................        39,912

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
-----------------------------------------------------------------------------------------
            COMMERCIAL PAPER -- (CONTINUED)
$ 50,000    Dexia Delaware LLC
              Discount note 06/12/03#.....................................   $    49,884
  50,000    Dresdner US Finance Inc.
              Discount note 06/12/03......................................        49,863
  50,000    Edison Asset Securitization LLC
              Discount note 08/12/03#.....................................        49,765
            Eiffel Funding LLC
  53,000      Discount note 04/22/03#.....................................        52,961
  35,000      Discount note 06/11/03#.....................................        34,921
 102,000      Discount note 06/27/03#.....................................       101,692
            Fairway Finance Corporation
  52,562      Discount note 04/21/03#.....................................        52,525
  40,167      Discount note 06/10/03#.....................................        40,069
  72,238      Discount note 09/15/03#.....................................        71,849
  40,000    Fcar Owner Trust I
              Discount note 06/16/03#.....................................        39,903
            Galaxy Funding Inc.
  70,000      Discount note 05/12/03#.....................................        69,900
  50,000      Discount note 06/12/03#.....................................        49,876
  40,000      Discount note 06/16/03#.....................................        39,894
  50,000      Discount note 06/26/03#.....................................        49,853
  25,000    General Electric Capital Corporation
              Discount note 05/15/03......................................        24,959
            General Electric Capital International Funding
  50,000      Discount note 05/13/03#.....................................        49,927
  50,000      Discount note 05/14/03#.....................................        49,925
            General Electric Capital Services, Inc.
  25,000      Discount note 05/13/03......................................        24,960
  37,000      Discount note 08/15/03......................................        36,822
            GIRO Balanced Funding Corporation
  70,000      Discount note 04/15/03#.....................................        69,965
  15,567      Discount note 05/12/03#.....................................        15,545
  58,875      Discount note 05/27/03#.....................................        58,761
  26,036      Discount note 06/23/03#.....................................        25,963
  51,348      Discount note 09/23/03#.....................................        51,048
            GIRO Funding US Corporation
  30,251      Discount note 06/10/03#.....................................        30,182
  50,000      Discount note 06/12/03#.....................................        49,874
  36,993      Discount note 06/13/03#.....................................        36,904
  50,146      Discount note 06/16/03#.....................................        50,016
  50,000    Greyhawk Funding LLC
              Discount note 05/15/03#.....................................        49,924
            HBOS Treasury Services plc
  40,000      Discount note 04/28/03#.....................................        39,961
  80,000      Discount note 08/13/03......................................        79,622
  25,815    Ivory Funding Corporation
              Discount note 06/20/03#.....................................        25,743
            Leafs LLC
  50,000      1.294%& 04/21/03&&#.........................................        50,000
  50,000      1.294%& 04/21/03&&#.........................................        50,000
 135,000    Mane Funding Corporation
              Discount note 06/09/03#.....................................       134,677
  90,160    Market Street Funding Corporation
              Discount note 04/15/03#.....................................        90,116
            MOAT Funding LLC
  40,000      Discount note 06/12/03#.....................................        39,898
  45,000      Discount note 09/11/03#.....................................        44,762
  25,000      Discount note 09/25/03#.....................................        24,853

                       SEE NOTES TO FINANCIAL STATEMENTS.
 16

NATIONS MONEY MARKET FUNDS

Nations Money Market Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
-----------------------------------------------------------------------------------------
            COMMERCIAL PAPER -- (CONTINUED)
$111,762    Mont Blanc Capital Corporation
              Discount note 05/14/03#.....................................   $   111,595
  50,000    Montauk Funding Corporation
              1.240%& 04/17/03&&#.........................................        50,000
  80,000    Morgan Stanley
              Discount note 05/15/03#.....................................        79,878
 104,124    Moriarty LLC
              Discount note 04/01/03#.....................................       104,124
  25,000      1.660% 04/10/03#............................................        24,990
  50,000      Discount note 04/15/03#.....................................        49,975
  50,000      Discount note 05/15/03#.....................................        49,918
  80,000      Discount note 06/11/03#.....................................        79,800
            Ness LLC
  61,642      Discount note 06/10/03#.....................................        61,494
  45,214      Discount note 06/25/03#.....................................        45,079
  45,297      Discount note 09/26/03#.....................................        45,022
  34,738      Discount note 09/30/03#.....................................        34,518
  50,000    New Center Asset Trust, Series A-1
              Discount note 06/16/03#.....................................        49,875
            Newport Funding Corporation
  20,000      Discount note 04/14/03#.....................................        19,990
  50,000      Discount note 06/16/03#.....................................        49,875
            Paradigm Funding LLC
 150,000      1.240%& 04/17/03&&#.........................................       150,000
  50,000      Discount note 05/15/03#.....................................        49,924
  51,125    Park Avenue Receivables Corporation
              Discount note 04/23/03......................................        51,086
            Pennine Funding LLC
  20,000      Discount note 04/15/03#.....................................        19,990
  50,000      Discount note 04/22/03#.....................................        49,962
  65,000      Discount note 06/12/03#.....................................        64,835
  50,000      Discount note 06/16/03#.....................................        49,866
  50,000      Discount note 08/12/03#.....................................        49,765
  86,870    Sheffield Receivables
              Discount note 04/21/03......................................        86,810
            Sigma Finance Inc.
  25,000      1.305%& 04/01/03&&#.........................................        25,000
 115,500      1.320%& 04/01/03&&#.........................................       115,500
  50,000      1.320%& 04/01/03&&#.........................................        50,000
  30,000      1.299%& 04/07/03&&#.........................................        30,000
  30,000      1.302%& 04/07/03&&#.........................................        30,000
            Silver Tower US Funding
  50,000      Discount note 06/16/03#.....................................        49,869
  50,000      Discount note 06/25/03......................................        49,855
  50,000    Surrey Funding Corporation
              Discount note 06/23/03......................................        49,858
 123,153    Tulip Funding Corporation
              Discount note 06/27/03#.....................................       122,787
            Variable Funding Capital Corporation
 100,000      1.220%& 04/14/03&&#.........................................       100,000
  50,000      Discount note 05/22/03#.....................................        49,913
            Windmill Funding Corporation
  99,750      Discount note 05/15/03#.....................................        99,599
  50,000      Discount note 08/28/03#.....................................        49,739
                                                                             -----------
                                                                               5,985,214
                                                                             -----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
-----------------------------------------------------------------------------------------
            CORPORATE BONDS AND NOTES -- 12.2%
$  7,895    Acton Assisted Living
              1.410%& 04/03/03&&..........................................   $     7,895
  50,000    Bear Stearns Companies Inc.
              1.380%& 04/01/03&&..........................................        50,000
            Beta Finance Inc.
  25,000      1.323%& 04/01/03&&#.........................................        25,000
 100,000      1.326%& 04/15/03&&#.........................................        99,997
  50,000      1.326%& 04/15/03&&#.........................................        49,996
  70,000      1.240%& 04/17/03&&#.........................................        69,997
  50,000      1.330%& 06/16/03&&#.........................................        50,000
            CC (USA) Inc.
  25,000      1.323%& 04/01/03&&#.........................................        25,000
  50,000      1.330%& 04/01/03&&#.........................................        50,000
  10,000    Citigroup Inc.
              5.700% 02/06/04.............................................        10,353
            Credit Suisse First Boston, (New York)
  75,000      1.280%& 04/14/03&&..........................................        75,000
  75,000      1.370%& 04/14/03&&..........................................        75,000
            General Electric Capital Corporation
  15,000      1.434%& 04/22/03&&..........................................        15,010
  15,000      1.464%& 04/22/03&&..........................................        15,021
  30,300      1.310%& 04/28/03&&..........................................        30,311
  32,000      6.267% 07/23/03.............................................        32,446
  20,000    General Electric Capital Corporation, MTN, Series A
              1.638%& 04/01/03&&..........................................        20,012
  30,000    JP Morgan Chase & Company
              1.473%& 04/07/03&&..........................................        30,041
  75,000    K2 (USA) LLC
              1.350%& 04/01/03&&#.........................................        75,000
            Links Finance LLC
  40,000      1.309%& 04/07/03&&#.........................................        39,997
  35,000      1.270%& 04/15/03&&#.........................................        35,000
  50,000      1.285%& 04/25/03&&#.........................................        50,000
  50,000    MBIA Global Funding LLC
              1.305%& 04/08/03&&..........................................        50,000
 100,000    Morgan Stanley, Series C
              1.380%& 04/15/03&&..........................................       100,000
            Northern Rock plc
  45,000      1.300%& 04/16/03&&#.........................................        45,000
  45,000      1.373%& 04/16/03&&#.........................................        45,000
   6,800    Schlitz Park Associates II LP
              1.350%& 04/01/03&&..........................................         6,800
  60,000    Sigma Finance Inc.
              1.340%& 04/01/03&&#.........................................        60,000
  60,000    Sigma Finance Inc., MTN
              2.300% 06/26/03#............................................        60,000
  50,000    SMM Trust 2002-H
              1.320%& 06/23/03&&..........................................        50,000
            SMM Trust 2002-M
  20,000      1.289%& 06/16/03&&..........................................        20,000
  21,000      1.401%& 06/16/03&&..........................................        21,000
  15,000    Tango Finance Corporation
              1.271%& 04/23/03&&#.........................................        15,000
  35,000    Tango Finance Corporation, MTN
              1.250%& 04/15/03&&..........................................        35,000
            Whistlejacket Capital Ltd.
  10,000      1.350%& 04/01/03&&..........................................        10,000
  25,000      1.310%& 05/06/03&&..........................................        25,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Money Market Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
-----------------------------------------------------------------------------------------
            CORPORATE BONDS AND NOTES -- (CONTINUED)
            White Pine Finance LLC
$ 50,000      1.330%& 04/01/03&&#.........................................   $    50,000
  40,000      1.260%& 04/15/03&&#.........................................        39,994
  30,000      1.326%& 04/15/03&&#.........................................        29,998
  45,000      1.254% 04/22/03#............................................        45,000
                                                                             -----------
                                                                               1,638,868
                                                                             -----------
            TOTAL CORPORATE OBLIGATIONS
              (Cost $7,624,082)...........................................     7,624,082
                                                                             -----------
            EXTENDABLE COMMERCIAL NOTES -- 2.4%
  50,000    Citibank Credit Card Master Trust I
              Discount note 06/12/03#.....................................        49,873
            Discover Card Master Trust I
  40,000      Discount note 05/08/03#.....................................        39,948
  20,000      Discount note 06/11/03#.....................................        19,954
            MBNA Credit Card Master Trust II
  90,000      Discount note 06/09/03#.....................................        89,782
  78,511      Discount note 06/12/03#.....................................        78,329
  48,500      Discount note 06/16/03#.....................................        48,373
                                                                             -----------
            TOTAL EXTENDABLE COMMERCIAL NOTES
              (Cost $326,259).............................................       326,259
                                                                             -----------
            MORTGAGE-BACKED SECURITIES -- 2.5%
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- 2.5%
  50,000    Granite Mortgages plc, Series 2003-1, Class 1A1,
              1.274%& 04/20/03&&..........................................        50,000
 100,000    Holmes Financing plc, Series 6, Class 1A,
              1.280%& 04/15/03&&..........................................       100,000
  75,000    Holmes Financing plc, Series 7, Class 1A,
              1.267%& 04/15/03&&..........................................        75,000
  50,000    Permanent Financing plc, Series 1, Class 1A,
              1.305%& 04/10/03&&..........................................        50,000
  65,000    Permanent Financing plc, Series 2, Class 1A,
              1.292%& 04/10/03&&..........................................        65,000
                                                                             -----------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $340,000).............................................       340,000
                                                                             -----------
            MUNICIPAL BONDS AND NOTES -- 0.4%
            COLORADO -- 0.0%+
   4,000    Denver, Colorado City and County Airport Revenue Refunding,
              Series 2002D, (Societe Generale LOC),
              1.250%& 04/02/03&&..........................................         4,000
                                                                             -----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
-----------------------------------------------------------------------------------------
            NEW YORK -- 0.4%
$ 47,902    New York City, New York GO, Series 2001A-9, (FGIC Insured,
              FGIC SBPA),
              1.250%& 04/02/03&&..........................................   $    47,902
                                                                             -----------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $51,902)..............................................        51,902
                                                                             -----------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 10.0%
            FEDERAL FARM CREDIT BANK (FFCB) -- 1.0%
  40,000      1.250%& 04/01/03&&..........................................        39,997
  50,000      1.250%& 04/01/03&&..........................................        49,990
  50,000      1.180%& 04/16/03&&..........................................        49,999
                                                                             -----------
                                                                                 139,986
                                                                             -----------
            FEDERAL HOME LOAN BANK (FHLB) -- 5.7%
  50,000      Discount note 04/02/03......................................        49,998
  20,000      1.240%& 04/14/03&&..........................................        19,995
 100,000      1.190%& 05/27/03&&..........................................        99,948
  14,000      2.010% 06/26/03.............................................        14,022
  14,500      4.500% 07/07/03.............................................        14,626
  37,545      3.125% 11/14/03.............................................        37,971
  50,000      1.600% 02/06/04.............................................        50,000
  15,380      3.750% 02/13/04.............................................        15,700
  50,000      1.440% 02/24/04.............................................        50,000
 100,000      1.400% 03/05/04.............................................        99,999
  60,000      1.425% 03/08/04.............................................        60,000
  25,000      1.490% 03/08/04.............................................        25,000
 100,000      1.470% 03/12/04.............................................       100,000
  50,000      1.350% 03/30/04.............................................        50,000
  50,000      1.300% 04/07/04.............................................        50,000
  23,500      1.420% 04/21/04.............................................        23,500
                                                                             -----------
                                                                                 760,759
                                                                             -----------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 1.2%
  50,000      Discount note 06/30/03......................................        49,765
  65,700      5.750% 07/15/03.............................................        66,438
  20,000      3.500% 09/15/03.............................................        20,198
  20,000      Discount note 12/04/03......................................        19,787
   3,000      6.313% 02/26/04.............................................         3,135
                                                                             -----------
                                                                                 159,323
                                                                             -----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 2.1%
 129,122      Discount note 04/04/03......................................       129,098
  50,000      5.750% 04/15/03.............................................        50,084
  14,991      Discount note 06/25/03......................................        14,947
  20,813      Discount note 06/27/03......................................        20,718
  17,500      4.000% 08/15/03.............................................        17,639
  50,000      Discount note 09/24/03......................................        49,714
                                                                             -----------
                                                                                 282,200
                                                                             -----------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $1,342,268)...........................................     1,342,268
                                                                             -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

NATIONS MONEY MARKET FUNDS

Nations Money Market Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
-----------------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS -- 9.5%
$ 21,052    Agreement with ABN AMRO Inc., 1.300% dated 03/31/03 to be
              repurchased at $21,053 on 04/01/03 collateralized by:
              $21,473 U.S. Treasury Bills, due 06/26/03-09/11/03;
              collateral valued at $21,473................................   $    21,052
 250,000    Agreement with Bear Stearns Companies Inc., 1.380% dated
              03/31/03 to be repurchased at $250,010 on 04/01/03
              collateralized by: $161,959 FNMA, 5.000%-7.000% due
              03/01/18-04/01/33; $93,042 FHLMC, 5.500%-7.500% due
              11/01/17-12/01/31; collateral valued at $255,001............       250,000
 200,000    Agreement with Countrywide Home Loans, Inc., 1.380% dated
              03/31/03 to be repurchased at $200,008 on 04/01/03
              collateralized by: $181,303 FNMA, 4.000%-6.000% due
              03/01/33-04/01/33; $22,697 FHLMC, 5.000% due 02/01/13;
              collateral valued at $204,000...............................       200,000
 200,000    Agreement with Goldman Sachs and Company, 1.400% dated
              03/31/03 to be repurchased at $200,008 on 04/01/03
              collateralized by: $89,257 Victory Receivables Corporation
              Commercial Paper, due 04/24/03; $62,815 Standard Life
              Funding BV Commercial Paper, due 06/27/03; $51,928 Jupiter
              Securitization Corporation Commercial Paper, due 05/05/03;
              collateral valued at $204,000...............................       200,000
 100,000    Agreement with Greenwich Capital Markets Inc., 1.370% dated
              03/31/03 to be repurchased at $100,004 on 04/01/03
              collateralized by: $102,000 FNMA, 6.500%-7.000% due
              05/01/29-08/01/32; collateral valued at $102,000............       100,000

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
-----------------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS -- (CONTINUED)
$200,000    Agreement with J.P. Morgan Securities Inc., 1.390% dated
              03/31/03 to be repurchased at $200,008 on 04/01/03
              collateralized by: $37,930 Hertz Fleet Funding LLC
              Commercial Paper, due 05/23/03; $37,474 GIRO Balanced
              Funding Corporation Commercial Paper, due 07/01/03; $32,634
              Grampian Funding Ltd. Commercial Paper, due 09/02/03;
              $24,980 Liberty Mutual Capital Corporation Commercial Paper,
              due 04/22/03; $24,773 GlaxoSmithKline plc Commercial Paper,
              due 05/02/03; $17,018 General Motors Acceptance Corporation
              Commercial Paper, due 04/25/03-05/16/03; $14,825 Hilton
              Managers Acceptance Corporation Commercial Paper, due
              04/29/03; $6,271 Liquid Funding Ltd. Commercial Paper, due
              04/14/03-04/17/03; $3,997 High Peak Funding Commercial
              Paper, due 04/24/03; $3,849 Fortis Funding LLC Commercial
              Paper, due 06/27/03; $250 HBOS Treasury Services Commercial
              Paper, due 05/01/03; collateral valued at $204,001..........   $   200,000
 100,000    Agreement with Merrill Lynch Government Securities Inc.,
              1.380% dated 03/31/03 to be repurchased at $100,004 on
              04/01/03 collateralized by: $43,395 Hudson American Realty
              Protection LLC Commercial Paper, due 04/03/03; $42,508 Aegon
              Funding Corporation Commercial Paper, due 05/19/03; $16,134
              Romulus Funding Corporation Commercial Paper, due 04/29/03;
              collateral valued at $102,037...............................       100,000
 200,000    Agreement with UBS Warburg, 1.380% dated 03/31/03 to be
              repurchased at $200,008 on 04/01/03 collateralized by:
              $204,001 FNMA, 5.500%-6.000% due 03/01/33-04/01/33;
              collateral valued at $204,001...............................       200,000
                                                                             -----------
            TOTAL REPURCHASE AGREEMENTS
              (Cost $1,271,052)...........................................     1,271,052
                                                                             -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Money Market Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


                                                                                VALUE
                                                                                (000)
-----------------------------------------------------------------------------------------
            TOTAL INVESTMENTS
              (Cost $13,460,632*)...............................     100.1%  $13,460,632
                                                                             -----------
            OTHER ASSETS AND LIABILITIES (NET)..................      (0.1)%
            Cash..........................................................   $       321
            Interest receivable...........................................        20,434
            Payable for Fund shares redeemed..............................            (1)
            Investment advisory fee payable...............................        (1,431)
            Administration fee payable....................................          (821)
            Shareholder servicing and distribution fees payable...........          (829)
            Distributions payable.........................................        (6,158)
            Payable for investment securities purchased...................       (23,500)
            Accrued Trustees' fees and expenses...........................           (55)
            Accrued expenses and other liabilities........................          (321)
                                                                             -----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................       (12,361)
                                                                             -----------
            NET ASSETS..........................................     100.0%  $13,448,271
                                                                             ===========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $       138
            Accumulated net realized gain on investments sold.............           166
            Paid-in capital...............................................    13,447,967
                                                                             -----------
            NET ASSETS....................................................   $13,448,271
                                                                             ===========


                                                                                VALUE
-----------------------------------------------------------------------------------------
            NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
            CAPITAL CLASS SHARES:
            ($10,092,836,692 / 10,092,868,954 shares outstanding).........         $1.00
                                                                             ===========
            TRUST CLASS SHARES:
            ($60,342,430 / 60,446,517 shares outstanding).................         $1.00
                                                                             ===========
            LIQUIDITY CLASS SHARES:
            ($497,339,368 / 497,264,925 shares outstanding)...............         $1.00
                                                                             ===========
            ADVISER CLASS SHARES:
            ($640,363,521 / 640,288,071 shares outstanding)...............         $1.00
                                                                             ===========
            INVESTOR CLASS SHARES:
            ($61,153,249 / 61,133,663 shares outstanding).................         $1.00
                                                                             ===========
            MARKET CLASS SHARES:
            ($1,235,159,450 / 1,235,000,000 shares outstanding)...........         $1.00
                                                                             ===========
            DAILY CLASS SHARES:
            ($4,756,178 / 4,754,548 shares outstanding)...................         $1.00
                                                                             ===========
            SERVICE CLASS SHARES:
            ($118,713,139 / 118,683,312 shares outstanding)...............         $1.00
                                                                             ===========
            INVESTOR B SHARES:
            ($15,511,904 / 15,510,785 shares outstanding).................         $1.00
                                                                             ===========
            INVESTOR C SHARES:
            ($1,072,239 / 1,072,176 shares outstanding)...................         $1.00
                                                                             ===========
            INSTITUTIONAL SHARES:
            ($721,023,078 / 720,985,499 shares outstanding)...............         $1.00
                                                                             ===========

---------------

 *Aggregate cost for federal tax purposes.

 &Floating rate security. The interest rate shown reflects the rate in effect at March 31, 2003.

 &&
  Reset date. Interest rates reset either daily, weekly, monthly, or quarterly.

 #Security not registered under the Securities Act of 1933, as amended.
  These securities may be resold in transactions exempt from registration to qualified institutional buyers.

 +Amount represents less than 0.1%.

 @@
  Restricted security (see Note 5).

                       SEE NOTES TO FINANCIAL STATEMENTS.
 20

NATIONS MONEY MARKET FUNDS

Nations Treasury Reserves

  STATEMENT OF NET ASSETS                                     MARCH 31, 2003


PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             U.S. TREASURY OBLIGATIONS -- 30.9%
             U.S. TREASURY BILLS -- 7.0%
$   95,407     Discount note 05/15/03......................................   $    95,263
    44,000     Discount note 05/22/03......................................        43,923
   200,000     Discount note 06/12/03......................................       199,541
   140,000     Discount note 06/26/03......................................       139,649
   100,000     Discount note 07/10/03......................................        99,660
   135,000     1.163% 08/07/03.............................................       134,442
    90,000     Discount note 09/11/03......................................        89,556
                                                                              -----------
                                                                                  802,034
                                                                              -----------
             U.S. TREASURY NOTES -- 23.9%
   200,000     4.000% 04/30/03.............................................       200,271
   250,000     5.750% 04/30/03.............................................       250,695
    35,000     4.250% 05/31/03.............................................        35,111
   150,000     3.875% 06/30/03.............................................       150,623
    25,000     5.375% 06/30/03.............................................        25,183
    75,000     3.875% 07/31/03.............................................        75,461
   125,000     5.250% 08/15/03.............................................       126,619
   190,000     5.750% 08/15/03.............................................       192,954
   140,000     3.625% 08/31/03.............................................       141,465
   250,000     2.750% 09/30/03.............................................       251,161
   274,000     2.750% 10/31/03.............................................       275,946
   189,000     4.250% 11/15/03.............................................       191,852
   134,000     3.000% 11/30/03.............................................       135,402
   110,000     3.250% 12/31/03.............................................       111,400
    75,000     3.000% 01/31/04.............................................        76,005
   342,000     3.000% 02/29/04.............................................       347,295
   140,000     3.625% 03/31/04.............................................       143,236
                                                                              -----------
                                                                                2,730,679
                                                                              -----------
             TOTAL U.S. TREASURY OBLIGATIONS
               (Cost $3,532,713)...........................................     3,532,713
                                                                              -----------
             REPURCHASE AGREEMENTS -- 69.0%
   200,000   Agreement with ABN AMRO Inc., 1.250% dated 03/31/03 to be
               repurchased at $200,007 on 04/01/03 collateralized by:
               $139,877 U.S. Treasury Notes, 3.000%-6.750% due 01/31/04-
               05/15/07; $64,123 U.S. Treasury Bond, 6.125% due 08/15/29;
               collateral valued at $204,000...............................       200,000
     3,948   Agreement with ABN AMRO Inc., 1.300% dated 03/31/03 to be
               repurchased at $3,948 on 04/01/03 collateralized by: $4,028
               U.S. Treasury Note, 3.250% due 05/31/04; collateral valued
               at $4,028...................................................         3,948

PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS -- (CONTINUED)
$  500,000   Agreement with Banque Nationale De Paris, 1.320% dated
               03/31/03 to be repurchased at $500,018 on 04/01/03
               collateralized by: $267,904 U.S. Treasury Notes,
               1.625%-4.375% due 01/31/05-05/15/07; $208,817 U.S. Treasury
               Bonds, 6.250%-8.875% due 05/15/16-05/15/30; $33,279 U.S.
               Treasury Bill, due 06/05/03; collateral valued at
               $510,000....................................................   $   500,000
   500,000   Agreement with Barclays Capital Inc., 1.280% dated 03/31/03 to be repurchased at $500,018 on 04/01/03 collateralized by:
               $183,553 U.S. Treasury Bond, 3.625% due 04/15/28; $120,889
               U.S. Treasury Bill, due 07/17/03; $115,539 U.S. Treasury
               Note, 3.875% due 01/15/09; $90,019 U.S. Treasury Strips,
               Interest Only, due 05/15/13-02/15/21; collateral valued at
               $510,000....................................................       500,000
 1,000,000   Agreement with Bear Stearns Companies Inc., 1.320% dated
               03/31/03 to be repurchased at $1,000,037 on 04/01/03
               collateralized by: $511,527 U.S. Treasury Strips, Interest
               Only, due 11/15/03-8/15/14; $388,774 U.S. Treasury Strips,
               Principal Only, due 05/15/16-08/15/19; $66,313 U.S. Treasury
               Note, 3.000% due 01/31/04; $58,721 U.S. Treasury Bills, due
               06/26/03-09/04/03; collateral valued at $1,025,335..........     1,000,000
   200,000   Agreement with Credit Suisse First Boston Corporation, 1.350%
               dated 03/31/03 to be repurchased at $200,008 on 04/01/03
               collateralized by: $154,680 GNMA I, 5.000%-7.500% due
               02/15/18-02/15/33; $49,325 GNMA II, 5.500%-7.000% due
               06/20/32-12/20/32; collateral valued at $204,005............       200,000
   300,000   Agreement with Dresdner Kleinwort Benson North America LLC,
               1.200% dated 03/31/03 to be repurchased at $300,010 on
               04/01/03 collateralized by: $192,479 U.S. Treasury Bonds,
               5.250%-8.125% due 11/15/16-11/15/28; $84,224 U.S. Treasury
               Strips, Interest Only, due 02/15/15-04/15/28; $29,301 U.S.
               Treasury Note, 6.625% due 05/15/07; collateral valued at
               $306,004....................................................       300,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Treasury Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS -- (CONTINUED)
$  200,000   Agreement with Dresdner Kleinwort Benson North America LLC,
               1.250% dated 03/31/03 to be repurchased at $200,007 on
               04/01/03 collateralized by: $169,750 U.S. Treasury Bonds,
               6.875%-7.500% due 11/15/16-08/15/25; $34,253 U.S. Treasury
               Notes, 5.000%-7.250% due 08/15/04-02/15/11; collateral
               valued at $204,003..........................................   $   200,000
   175,000   Agreement with First Union Securities, Inc., 1.370% dated
               03/31/03 to be repurchased at $175,007 on 04/01/03
               collateralized by: $167,303 GNMA I, 5.000%-10.000% due
               09/15/13-02/15/39; $11,197 GNMA II, 5.000%-8.000% due
               09/20/23-03/20/33; collateral valued at $178,500............       175,000
   500,000   Agreement with Greenwich Capital Markets Inc., 1.320% dated
               03/31/03 to be repurchased at $500,018 on 04/01/03
               collateralized by: $412,733 U.S. Treasury Bills, due
               05/08/03-09/11/03; $97,270 U.S. Treasury Bonds,
               3.875%-8.125% due 02/15/21-04/15/29; collateral valued at
               $510,003....................................................       500,000
 1,000,000   Agreement with J.P. Morgan Securities Inc., 1.350% dated
               03/31/03 to be repurchased at $1,000,038 on 04/01/03
               collateralized by: $936,654 GNMA I, 4.000%-8.500% due
               7/15/07-11/15/45; $83,349 GNMA II, 4.000%-8.000% due
               4/20/22-3/20/33; collateral valued at $1,020,003............     1,000,000
   100,000   Agreement with Morgan Stanley, 1.200% dated 03/31/03 to be repurchased at $100,003 on 04/01/03 collateralized by:
               $102,000 U.S. Treasury Bond, 5.250% due 02/15/29; collateral
               valued at $102,000..........................................       100,000

PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS -- (CONTINUED)
$1,500,000   Agreement with Salomon Smith Barney Inc., 1.300% dated
               03/31/03 to be repurchased at $1,500,054 on 04/01/03
               collateralized by: $978,743 U.S. Treasury Notes,
               5.625%-5.875 due 11/15/04-05/15/08; $409,428 U.S. Treasury
               Bond, 8.750% due 08/15/20; $143,645 U.S. Treasury Bill, due
               06/26/03; collateral valued at $1,531,816...................   $ 1,500,000
   250,000   Agreement with Salomon Smith Barney Inc., 1.340% dated
               03/31/03 to be repurchased at $250,009 on 04/01/03
               collateralized by: $211,548 GNMA I, 4.500%-9.000% due
               11/15/16-03/15/33; $43,452 GNMA II, 4.500%-8.000% due
               10/20/22-12/20/32; collateral valued at $255,000............       250,000
 1,000,000   Agreement with UBS Warburg, 1.320% dated 03/31/03 to be
               repurchased at $1,000,037 on 04/01/03 collateralized by:
               $962,450 U.S. Treasury Strips, Principal Only, due 08/15/20-
               11/15/21; $57,553 U.S. Treasury Bill, due 08/21/03;
               collateral valued at $1,020,003.............................     1,000,000
   450,000   Agreement with UBS Warburg, 1.350% dated 03/31/03 to be
               repurchased at $450,017 on 04/01/03 collateralized by:
               $396,152 GNMA I, 5.000%-9.000% due 06/20/18-04/15/42;
               $62,853 GNMA II, 5.000%-9.000% due 06/20/18-12/20/32;
               collateral valued at $459,005...............................       450,000
                                                                              -----------
             TOTAL REPURCHASE AGREEMENTS
               (Cost $7,878,948)...........................................     7,878,948
                                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 22

NATIONS MONEY MARKET FUNDS

Nations Treasury Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003



                                                                                 VALUE
                                                                                 (000)
------------------------------------------------------------------------------------------
             TOTAL INVESTMENTS
               (Cost $11,411,661*)...............................    99.9%    $11,411,661
                                                                              -----------
             OTHER ASSETS AND LIABILITIES (NET)..................     0.1%
             Cash..........................................................   $         1
             Interest receivable...........................................        24,824
             Investment advisory fee payable...............................        (1,104)
             Administration fee payable....................................          (647)
             Shareholder servicing and distribution fees payable...........        (2,440)
             Distributions payable.........................................        (4,408)
             Accrued Trustees' fees and expenses...........................          (267)
             Accrued expenses and other liabilities........................          (355)
                                                                              -----------
             TOTAL OTHER ASSETS AND LIABILITIES (NET)......................        15,604
                                                                              -----------
             NET ASSETS..........................................   100.0%    $11,427,265
                                                                              ===========
             NET ASSETS CONSIST OF:
             Undistributed net investment income...........................   $        43
             Accumulated net realized loss on investments sold.............          (111)
             Paid-in capital...............................................    11,427,333
                                                                              -----------
             NET ASSETS....................................................   $11,427,265
                                                                              ===========


                                                                                 VALUE
------------------------------------------------------------------------------------------
             NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
             CAPITAL CLASS SHARES:
             ($2,560,625,671 / 2,560,927,371 shares outstanding)...........         $1.00
                                                                              ===========
             TRUST CLASS SHARES:
             ($908,826,492 / 909,206,270 shares outstanding)...............         $1.00
                                                                              ===========
             LIQUIDITY CLASS SHARES:
             ($384,984,390 / 384,959,404 shares outstanding)...............         $1.00
                                                                              ===========
             ADVISER CLASS SHARES:
             ($2,723,279,340 / 2,723,750,482 shares outstanding)...........         $1.00
                                                                              ===========
             INVESTOR CLASS SHARES:
             ($673,332,069 / 673,615,700 shares outstanding)...............         $1.00
                                                                              ===========
             MARKET CLASS SHARES:
             ($1,334,964,789 / 1,335,000,000 shares outstanding)...........         $1.00
                                                                              ===========
             DAILY CLASS SHARES:
             ($1,159,049,646 / 1,159,221,121 shares outstanding)...........         $1.00
                                                                              ===========
             SERVICE CLASS SHARES:
             ($292,214,682 / 292,228,493 shares outstanding)...............         $1.00
                                                                              ===========
             INVESTOR A SHARES:
             ($850,728,839 / 851,298,301 shares outstanding)...............         $1.00
                                                                              ===========
             INVESTOR B SHARES:
             ($534,960 / 534,954 shares outstanding).......................         $1.00
                                                                              ===========
             INVESTOR C SHARES:
             ($4,528 / 4,528 shares outstanding)...........................         $1.00
                                                                              ===========
             INSTITUTIONAL SHARES:
             ($538,719,589 / 538,725,535 shares outstanding)...............         $1.00
                                                                              ===========

---------------

 *Aggregate cost for federal tax purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Government Reserves

  STATEMENT OF NET ASSETS                                     MARCH 31, 2003


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 102.3%
            FEDERAL FARM CREDIT BANK (FFCB) -- 23.0%
$ 10,000      2.950% 04/01/03.............................................   $   10,000
   9,000      Discount note 06/06/03......................................        8,979
 100,000      1.203%& 09/02/03&&..........................................       99,986
 200,000      1.265%& 11/03/03&&..........................................      199,959
 100,000      1.265%& 11/13/03&&..........................................       99,978
 100,000      1.260%& 12/17/03&&..........................................       99,986
 100,000      1.218%& 03/01/04&&..........................................       99,982
 200,000      1.270% 06/24/04.............................................      200,000
 100,000      1.225% 08/10/04.............................................       99,986
 100,000      Discount note 10/04/04......................................       99,960
                                                                             ----------
                                                                              1,018,816
                                                                             ----------
            FEDERAL HOME LOAN BANK (FHLB) -- 75.2%
 550,000      Discount note 04/01/03......................................      550,000
  17,500      Discount note 04/04/03......................................       17,498
  20,000      2.600% 04/08/03.............................................       20,000
  90,276      Discount note 04/09/03......................................       90,252
  49,159      Discount note 04/11/03......................................       49,143
 140,000      Discount note 04/21/03......................................      139,870
 200,000      1.200%& 04/21/03&&..........................................      199,994
  27,119      Discount note 04/23/03......................................       27,099
  40,109      Discount note 04/24/03......................................       40,079
   1,356      Discount note 04/25/03......................................        1,355
  50,000      1.180%& 04/30/03&&..........................................       49,998
  35,735      4.500% 05/15/03.............................................       35,849
  24,775      7.250% 05/15/03.............................................       24,935
   6,900      Discount note 05/16/03......................................        6,890
   1,500      Discount note 05/28/03......................................        1,497
   7,544      Discount note 06/06/03......................................        7,526
  58,740      Discount note 06/11/03......................................       58,604
 133,541      Discount note 06/18/03......................................      133,201
  99,691      Discount note 06/20/03......................................       99,431
  50,000      2.660% 06/20/03.............................................       50,000
  31,000      Discount note 06/27/03......................................       30,909
  34,000      2.060% 07/02/03.............................................       34,000
  84,300      4.500% 07/07/03.............................................       84,978
   4,654      Discount note 07/18/03......................................        4,636
  20,000      Discount note 08/01/03......................................       19,916
   2,500      Discount note 08/08/03......................................        2,488
  50,000      1.180%& 08/14/03&&..........................................       49,994
  30,000      4.125% 08/15/03.............................................       30,301
  62,000      Discount note 08/27/03......................................       61,688
 100,000      1.208%& 09/02/03&&..........................................       99,987
   5,000      5.627% 09/02/03.............................................        5,084
  39,210      5.125% 09/15/03.............................................       39,789
  14,000      1.750% 09/16/03.............................................       13,996
  27,830      3.125% 10/01/03.............................................       28,019
   4,451      Discount note 10/14/03......................................        4,418
  10,000      3.060% 10/24/03.............................................       10,073
   1,295      Discount note 10/31/03......................................        1,284
  24,000      2.500% 11/14/03.............................................       24,097
  47,500      3.125% 11/14/03.............................................       47,951
  25,695      6.375% 11/14/03.............................................       26,468
   2,870      Discount note 11/25/03......................................        2,843

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            FEDERAL HOME LOAN BANK (FHLB) -- (CONTINUED)
$ 15,000      3.180% 12/03/03.............................................   $   15,174
  97,000      1.170%& 12/04/03&&..........................................       96,967
 150,000      1.125%& 12/29/03&&..........................................      149,951
 115,710      5.375% 01/05/04.............................................      119,095
 200,000      1.214% 01/06/04.............................................      199,942
  25,000      5.250% 02/13/04.............................................       25,837
  15,000      1.490% 03/08/04.............................................       15,000
  60,000      1.470% 03/12/04.............................................       60,000
  20,000      1.350% 03/30/04.............................................       20,000
  10,000      1.300% 04/07/04.............................................       10,000
  25,000      1.420% 04/21/04.............................................       25,000
  75,000      1.190%& 05/27/04&&..........................................       74,961
 200,000      1.181% 08/24/04.............................................      199,944
 100,000      1.180% 09/17/04.............................................       99,941
                                                                             ----------
                                                                              3,337,952
                                                                             ----------
            STUDENT LOAN MARKETING ASSOCIATION (SLMA) -- 4.1%
  25,000      2.650% 06/13/03.............................................       24,999
 150,000      2.180% 07/01/03.............................................      150,231
   5,000      Discount note 08/01/03......................................        4,978
                                                                             ----------
                                                                                180,208
                                                                             ----------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $4,536,976)...........................................    4,536,976
                                                                             ----------
            U.S. TREASURY OBLIGATIONS -- 0.3%
              (Cost $13,755)
            U.S. TREASURY BILLS -- 0.3%
  13,787    Discount note 06/12/03........................................       13,755
                                                                             ----------
            TOTAL INVESTMENTS
              (Cost $4,550,731*)................................   102.6%     4,550,731
                                                                             ----------
            OTHER ASSETS AND LIABILITIES (NET)..................    (2.6)%
            Cash..........................................................   $        1
            Interest receivable...........................................       10,492
            Investment advisory fee payable...............................         (460)
            Administration fee payable....................................         (257)
            Shareholder servicing and distribution fees payable...........         (747)
            Distributions payable.........................................         (802)
            Payable for investment securities purchased...................     (124,960)
            Accrued Trustees' fees and expenses...........................         (108)
            Accrued expenses and other liabilities........................         (138)
                                                                             ----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................     (116,979)
                                                                             ----------
            NET ASSETS..........................................   100.0%    $4,433,752
                                                                             ==========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $       45
            Accumulated net realized gain on investments sold.............          183
            Paid-in capital...............................................    4,433,524
                                                                             ----------
            NET ASSETS....................................................   $4,433,752
                                                                             ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 24

NATIONS MONEY MARKET FUNDS

Nations Government Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003



                                                                                VALUE
----------------------------------------------------------------------------------------
            NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
            CAPITAL CLASS SHARES:
            ($1,772,133,210 / 1,771,985,630 shares outstanding)...........        $1.00
                                                                             ==========
            TRUST CLASS SHARES:
            ($380,477,571 / 380,425,815 shares outstanding)...............        $1.00
                                                                             ==========
            LIQUIDITY CLASS SHARES:
            ($175,561,688 / 175,507,229 shares outstanding)...............        $1.00
                                                                             ==========
            ADVISER CLASS SHARES:
            ($586,412,248 / 586,559,682 shares outstanding)...............        $1.00
                                                                             ==========
            INVESTOR CLASS SHARES:
            ($578,547,762 / 578,726,894 shares outstanding)...............        $1.00
                                                                             ==========
            MARKET CLASS SHARES:
            ($502,089,807 / 502,000,000 shares outstanding)...............        $1.00
                                                                             ==========
            DAILY CLASS SHARES:
            ($312,836,454 / 312,772,630 shares outstanding)...............        $1.00
                                                                             ==========
            SERVICE CLASS SHARES:
            ($36,005,611 / 36,000,000 shares outstanding).................        $1.00
                                                                             ==========
            INVESTOR A SHARES:
            ($6,068,904 / 6,064,728 shares outstanding)...................        $1.00
                                                                             ==========
            INVESTOR B SHARES:
            ($1,804,158 / 1,803,893 shares outstanding)...................        $1.00
                                                                             ==========
            INSTITUTIONAL SHARES:
            ($81,814,257 / 81,787,974 shares outstanding).................        $1.00
                                                                             ==========

---------------

 *Federal income tax information (see Note 7).

 &Floating rate security. The interest rate shown reflects the rate in effect at March 31, 2003.

 &&
  Reset date. Interest rates reset either daily, weekly, monthly, or quarterly.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS                                     MARCH 31, 2003


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 100.2%
            ALABAMA -- 3.5%
 $ 4,200    Birmingham, Alabama Medical Clinic Board Revenue, (Medical
              Advancement Foundation Project) Series 2000A, (Columbus Bank
              & Trust LOC),
              1.370% 09/01/30**...........................................   $    4,200
   4,015    Birmingham, Alabama Private Educational Building Authority
              Revenue, (The Altamont School Project) Series 1998, (AmSouth
              Bank of Alabama N.A. LOC),
              1.250% 04/01/13**...........................................        4,015
  19,220    Birmingham, East Alabama Medical Center East Special Care
              Facilities Financing Authority Revenue, Series 2001 PT-569,
              (MBIA Insured, Merrill Lynch SBPA),
              1.220% 07/01/12**...........................................       19,220
  11,000    Decatur, Alabama Industrial Development Board, (Trico Steel
              Company LLC Project) Series 1999,
              1.090% 04/02/03.............................................       11,000
  16,000    Decatur, Alabama Industrial Development Board, Solid Waste
              Disposal Revenue, (Trico Steel Company LLC Project) Series
              1998, (Wachovia Bank N.A. LOC),
              1.090% 04/02/03.............................................       16,000
  23,800    Decatur, Alabama Industrial Development Board, Solid Waste
              Disposal Revenue, (Trico Steel Company LLC Project), Series
              1996, AMT, (Wachovia Bank N.A. LOC),
              1.090% 04/02/03.............................................       23,800
   1,250    Dothan Houston County, Alabama Airport Authority, Airport
              Revenue, (Pemco Aviation Group Project) Series 2002, AMT,
              (SouthTrust Bank N.A. LOC),
              1.400% 10/01/17**...........................................        1,250
   3,500    Geneva County, Alabama Industrial Development Board Revenue,
              (Brooks AG Company Inc. Project) Series 2002, AMT, (Regions
              Bank LOC),
              1.300% 03/01/14**...........................................        3,500
  11,000    Mobile County, Alabama Industrial Development Authority, PCR,
              (Exxon Mobil Project) Series 2002,
              1.100% 07/15/32**...........................................       11,000
  22,080    Phenix County, Alabama Industrial Development Board
              Environmental Improvement Revenue, (Mead Coated Board, Inc.
              Project) Series 1993A, AMT, (Toronto Dominion Bank LOC),
              1.220% 06/01/28**...........................................       22,080
                                                                             ----------
                                                                                116,065
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ALASKA -- 0.8%
 $ 8,000    Alaska Industrial Development and Export Authority Exempt
              Facilities Revenue, (AMAX Gold, Inc. Project) Series 1997,
              AMT, (Bank of Nova Scotia LOC),
              1.240% 05/01/09**...........................................   $    8,000
   7,000    Alaska State, Housing Finance Corporation Revenue, Series
              2002A, AMT, (FSA GO of Corporation, Dexia Credit Local de
              France SBPA),
              1.250% 12/01/36**...........................................        7,000
  10,250    North Slope Borough, Alaska GO, Series 1992A, (MBIA Insured),
              1.120%*** 06/30/03..........................................       10,212
                                                                             ----------
                                                                                 25,212
                                                                             ----------
            ARIZONA -- 1.3%
   5,200    Apache County, Arizona, IDR, (Tucson Electric Power Project)
              Series 1983C, (Societe Generale LOC),
              1.200% 12/15/18**...........................................        5,200
  17,650    Coconino County, Arizona Pollution Control Corporation
              Revenue, (Arizona Public Service Company -- Navajo Project)
              Series 1994A, AMT, (KBC Bank LOC),
              1.250% 10/01/29**...........................................       17,650
   2,500    Goodyear, Arizona, IDR, (Walle Corporation Project) Series
              1995, AMT, (Bank One Kentucky, N.A. LOC),
              1.300% 05/01/15**#..........................................        2,500
  16,300    Phoenix, Arizona Civic Improvement Corporation Excise Tax
              Revenue, (Apartment Improvements Projects) Series 1995, AMT,
              (Landesbank Hessen Thueringen LOC),
              1.200% 06/01/20**...........................................       16,300
                                                                             ----------
                                                                                 41,650
                                                                             ----------
            ARKANSAS -- 0.7%
  15,800    Clark County, Arkansas, Solid Waste Disposal Revenue,
              (Reynolds Metals Company Project) Series 1992, AMT,
              (SunTrust Bank, Atlanta LOC),
              1.240% 08/01/22**...........................................       15,800
   6,500    Lowell, Arkansas IDR, (Little Rock Newspapers, Inc. Project)
              Series 1996, AMT, (Bank of New York LOC),
              1.250% 06/01/31**#..........................................        6,500
                                                                             ----------
                                                                                 22,300
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 26

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CALIFORNIA -- 0.8%
 $10,000    California Higher Education Loan Authority Inc., Student Loan
              Revenue, Series 1987, AMT, (Student Loan Marketing
              Association LOC), Mandatory Put 06/01/03 @ 100,
              1.800% 07/01/04**...........................................   $   10,000
  15,200    Los Angeles, California Unified School District TRAN, Series
              2002A,
              2.500% 07/01/03.............................................       15,231
                                                                             ----------
                                                                                 25,231
                                                                             ----------
            COLORADO -- 3.4%
     470    Colorado Health Facilities Authority Revenue, (Goodwill
              Industries, Inc. Project) Series 1994, (Bank One of
              Colorado, N.A. LOC),
              1.400% 12/01/04**...........................................          470
   6,600    Colorado Health Facilities Authority Revenue, (National
              Benevolent Association Project) Series 2000D,
              1.200% 03/01/25**...........................................        6,600
   7,135    Colorado Health Facility Authority Revenue, (Frasier Meadows
              Manor Project) Series 1999, (Bank One Colorado N.A. LOC),
              1.220% 06/01/21**...........................................        7,135
  25,000    Colorado Housing & Finance Authority Revenue, Series 2002I-C2,
              AMT, (FHLB SBPA),
              1.750% 10/01/32**...........................................       25,000
  40,000    Colorado Housing & Finance Authority, (Single Family Clinic
              Project) Series 2002C, AMT, (Lloyds TSB Bank plc SBPA
              Liquidity Facility),
              1.250% 05/01/22**...........................................       40,000
   5,000    Colorado Housing & Finance Authority, Single Family Mortgage
              Revenue, Series 2002, (FHLB SBPA),
              1.250% 11/01/21**...........................................        5,000
   7,000    Denver City and County, Colorado, Series 2000A, (Bayerische
              Landesbank Girozentrale LOC),
              1.070% 04/08/03.............................................        7,000
   2,200    Denver, Colorado City and County Airport Revenue Refunding,
              Series 2001A, AMT, (FGIC Insured),
              5.000% 11/15/03.............................................        2,245
  10,320    Denver, Colorado City and County Airport Revenue, Series
              1991D, AMT, (MBIA-IBC Insured),
              1.180%*** 11/15/03..........................................       10,209

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            COLORADO -- (CONTINUED)
 $ 6,750    El Paso County, Colorado School District No. 11 Colorado
              Springs, TAN, Series 2002,
              2.500% 06/30/03.............................................   $    6,767
     765    Larimer County, Colorado IDR Refunding, (Ultimate Support
              Systems Project) Series 1995A, (Bank One of Colorado, N.A.
              LOC),
              1.300% 06/01/10**#..........................................          765
                                                                             ----------
                                                                                111,191
                                                                             ----------
            CONNECTICUT -- 0.6%
  20,350    Connecticut State Health and Educational Facilities Authority
              Revenue, (Yale University Project) Series 2003,
              1.125% 07/01/37**...........................................       20,350
                                                                             ----------
            DELAWARE -- 3.5%
  50,500    Delaware State Economic Development Authority IDR, (Clean
              Power Project) Series 1997B, AMT, (Motiva Enterprises LLC
              Guarantee),
              1.350% 08/01/29**...........................................       50,500
  58,000    Delaware State Economic Development Authority IDR, (Clean
              Power Project) Series 1997D, AMT, (Motiva Enterprises LLC
              Guarantee),
              1.400% 08/01/29**...........................................       58,000
   5,185    New Castle County, Delaware Airport Facilities Revenue,
              (Flightsafety International Inc. Project) Series 2002,
              (Berkshire Hathaway GTY AGMT),
              1.250% 12/01/32**...........................................        5,185
                                                                             ----------
                                                                                113,685
                                                                             ----------
            DISTRICT OF COLUMBIA -- 1.8%
  25,000    District of Columbia GO TRAN, Series 2002, (Bank of Nova
              Scotia LOC, Wachovia Bank N.A. LOC),
              2.500% 09/30/03.............................................       25,086
   7,500    District of Columbia Enterprise Zone Revenue, (House on F
              Street Project) Series 2001, (Bank of New York LOC),
              1.250% 05/01/15**...........................................        7,500
  25,500    District of Columbia Revenue, Series 2003,
              1.000% 06/06/03.............................................       25,500
                                                                             ----------
                                                                                 58,086
                                                                             ----------
            FLORIDA -- 6.3%
  30,700    Broward County, Florida Port Facilities Revenue Refunding,
              (Port Everglades Project) Series 1998, (AMBAC Insured, Bank
              of Nova Scotia SBPA),
              1.250% 09/01/27**...........................................       30,700

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $10,200    Collier County, Florida Industrial Development Authority
              Health Care Facilities Revenue, (Community Health Care
              Project) Series 1999A, (First Union National Bank LOC),
              1.200% 11/01/19**...........................................   $   10,200
   4,640    Escambia County, Florida Housing Finance Authority, Single
              Family Mortgage Revenue, Series 2001,
              1.260% 10/01/31**...........................................        4,640
   7,545    Florida Housing Finance Agency Multi-Family Housing Revenue,
              (Lakes of Northdale Project) Series 1984D, (SouthTrust Bank
              of Alabama LOC),
              1.200% 06/01/07**...........................................        7,545
   3,500    Florida Housing Finance Corporation Revenue, (Tuscany Lakes
              Housing Project) Series 2002, AMT, (FNMA Insured),
              1.300% 11/15/35**...........................................        3,500
   4,500    Florida Housing Finance Corporation, Multi-Family Revenue,
              (Hunters Run Apartments Project) Series 2003G, AMT, (FNMA
              Collateral Agreement, Amsouth Bank LOC),
              1.220% 06/15/36**...........................................        4,500
   1,455    Fort Walton Beach, Florida IDR, (Burton Golf, Inc. Project)
              Series 1996, AMT, (Columbus Bank and Trust LOC),
              1.500% 10/01/11**...........................................        1,455
  88,000    Greater Orlando Aviation Authority Florida, Airport Facility
              Revenue Refunding, (FSA Bayerische Hypotheken Und
              Vereinsbank SBPA),
              1.300% 10/01/21**...........................................       88,000
   4,295    Hillsborough County, Florida Aviation Authority Revenue,
              Series 2003, AMT, (MBIA Insured),
              1.280% 10/01/15**...........................................        4,295
   5,255    Jacksonville, Florida Sales Tax Revenue, Series 2001,
              1.210% 10/01/14**...........................................        5,255
  32,900    Miami-Dade County, Florida Individual Development Authority
              Revenue, (Airis Miami LLC Project) Series 1999A, AMT, (AMBAC
              Insured, Bayerische Landesbank SBPA),
              1.200% 10/15/25**...........................................       32,900
   7,857    Sunshine State Governmental Financing Commission, Florida
              Revenue,
              1.100% 08/12/03.............................................        7,857
   5,500    University Athletic Association Inc., Florida Athletic Program
              Revenue, Series 2001, (SunTrust Bank LOC),
              2.600% 10/01/31**...........................................        5,536
                                                                             ----------
                                                                                206,383
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            GEORGIA -- 4.3%
 $ 5,390    Atlanta, Georgia Airport Revenue, Series 2003, AMT, (FGIC
              Insured, BNP Paribas SBPA),
              1.280% 01/01/14**...........................................   $    5,390
  25,100    Atlanta, Georgia Urban Residential Finance Authority,
              Multi-Family Revenue, (Park District Atlantic Project)
              Series 2002A, AMT, (SouthTrust Bank N.A. LOC),
              1.250% 12/01/37**...........................................       25,100
   7,000    Atlanta, Georgia Urban Residential Finance Authority,
              Multi-Family Revenue, AMT, (Regions Bank LOC),
              1.240% 03/01/43**...........................................        7,000
   5,610    Atlanta, Georgia Water and Sewer Revenue, Series 2001,
              1.210% 01/01/17**...........................................        5,610
   5,000    Bartow County, Georgia Development Authority, Multi-Family
              Housing Revenue, (Somerset Cove Apartments Project) Series
              2002, (PNC Bank N.A.),
              1.250% 02/01/35**...........................................        5,000
   3,900    Cobb County, Georgia Housing Authority, Multi-Family Housing
              Revenue, (Woodchase Village Apartments Project) Series 2003,
              AMT, (Regions Bank LOC),
              1.250% 03/15/36**...........................................        3,900
   1,090    Cobb County, Georgia IDR, (Datagraphic Inc. Project) Series
              1990, AMT, (SouthTrust Bank of Alabama LOC),
              1.400% 05/01/05**...........................................        1,090
   9,215    Columbia County, Georgia Development Authority, Multi-Family
              Revenue, (Westwood Club Apartments Project) Series 2002,
              AMT, (Keybank, N.A. LOC),
              1.270% 11/15/35**...........................................        9,215
  10,000    Columbus, Georgia Hospital Authority Revenue, (St. Francis
              Hospital Inc., Project) Series 2000A, (Columbus Bank & Trust
              LOC),
              1.300% 01/01/31**...........................................       10,000
   7,475    DeKalb County, Georgia Housing Authority Multi-Family Housing
              Revenue, (Stone Mill Run Apartments Project) Series 1995A,
              AMT, (First Tennessee Bank, N.A. LOC),
              1.300% 08/01/27**...........................................        7,475
  34,270    Fulton County, Georgia Development Authority, Airport
              Facilities Revenue (Flightsafety International Inc. Project)
              Series 1999B, AMT,
              1.250% 12/01/18**...........................................       34,270

                       SEE NOTES TO FINANCIAL STATEMENTS.
 28

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $ 9,350    Fulton County, Georgia Development Authority, Airport
              Facilities Revenue, (Flightsafety International Inc.
              Project) Series 1999B, AMT,
              1.250% 12/01/28**...........................................   $    9,350
   3,900    Fulton County, Georgia Development Authority, IDR, (Leggett &
              Platt Inc. Project) Series 1992A, AMT, (Wachovia Bank of
              Georgia LOC),
              1.450% 06/01/27**...........................................        3,900
   9,215    Richmond County, Georgia Development Authority, (Stonegate
              Club Apartments Project) Series 2002, (J.P. Morgan Chase
              Bank LOC),
              1.270% 11/15/35**...........................................        9,215
   1,675    Thomasville, Georgia Payroll Development Authority Industrial
              Revenue, (Scruggs Company Project) Series 2000, (First Union
              National Bank LOC),
              1.370% 08/01/10**##.........................................        1,675
   2,000    Willacoochie, Georgia Development Authority, PCR, (Langboard
              Inc. Project) Series 1997, AMT, (Wachovia Bank Georgia LOC),
              1.270% 05/01/21**...........................................        2,000
                                                                             ----------
                                                                                140,190
                                                                             ----------
            HAWAII -- 0.4%
  11,700    Honolulu City and County, Hawaii GO, Series 2001C, (FGIC
              Insured),
              1.300% 12/01/07**...........................................       11,700
                                                                             ----------
            IDAHO -- 1.7%
   6,290    Idaho Housing and Finance Association Revenue, Series
              2002A-38, AMT, (Wachovia Bank N.A. LOC),
              1.310% 07/01/32**##.........................................        6,290
  33,040    Idaho Housing and Finance Association, Single Family Mortgage
              Revenue, Series 2002-2, AMT, (Bayerische Landesbank SBPA),
              1.250% 01/01/33**...........................................       33,040
  13,500    Idaho Housing and Finance Association, Single Family Mortgage
              Revenue, Series 2002D, (Bayerische Landesbank SBPA),
              1.250% 07/01/33**...........................................       13,500
   2,000    Power County, Idaho IDR, (FMC Corporation Project) Series
              2001, AMT, (Wachovia Bank N.A. LOC),
              1.270% 04/01/14**...........................................        2,000
                                                                             ----------
                                                                                 54,830
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ILLINOIS -- 6.6%
 $ 8,945    Chicago, Illinois GO, Series 2003, (Landesbank Hessen
              Thueringen LOC), Mandatory Put 01/07/04 @ 100,
              1.220% 01/07/05.............................................   $    8,945
   2,200    Chicago, Illinois Multi-Family Housing Revenue, Series 2001B,
              (Harris Trust & Savings Bank LOC),
              1.300% 04/01/09**...........................................        2,200
  20,000    Chicago, Illinois, GO Limited Notes, (Landesbank
              Hessen-Thueringen LOC), Mandatory Put 12/04/03 @ 100,
              1.280% 01/08/04.............................................       20,000
   1,910    Gurnee, Illinois IDR, (Kenall Manufacturing Company Project)
              Series 1998, (Harris Trust and Saving Bank LOC),
              1.300% 03/01/18**...........................................        1,910
   1,540    Illinois Development Finance Authority Affordable Housing
              Revenue, (Cinnamon Lake Towers Project) Series 1997, AMT,
              (Bank One N.A. LOC),
              1.250% 04/15/37**...........................................        1,540
   2,570    Illinois Development Finance Authority IDR, (Flinn Scientific
              Incorporated Project) Series 1995, (Harris Trust and Savings
              Bank LOC),
              1.300% 10/01/15**...........................................        2,570
   3,800    Illinois Development Finance Authority IDR, (Randolph Pickle
              Corporation Project) Series 1992, AMT, (American National
              Bank & Trust Company LOC),
              1.350% 06/01/12**...........................................        3,800
   2,800    Illinois Development Finance Authority IDR, (Unique Building
              Corporation Project) Series 1989, AMT, (American National
              Bank & Trust Company LOC),
              1.350% 05/01/19**...........................................        2,800
   5,100    Illinois Development Finance Authority IDR, (WM Plastics
              Project) Series 2001, AMT, (LaSalle Bank, N.A. LOC),
              1.250% 08/01/26**...........................................        5,100
   1,000    Illinois Development Finance Authority Industrial Project
              Revenue, (Midco International Incorporated Project) Series
              2000, AMT, (Harris Trust& Savings Bank LOC),
              1.300% 05/01/25**...........................................        1,000
   1,700    Illinois Development Finance Authority Revenue, (Park Ridge
              Youth Campus Project) Series 1998, (Northern Trust Company
              LOC),
              1.300% 09/01/18**#..........................................        1,700

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $28,210    Illinois Development Finance Authority Revenue, (Residential
              Rental Project) Series 1994, (FNMA Collateral),
              1.200% 04/01/24**...........................................   $   28,210
   1,000    Illinois Development Finance Authority Solid Waste Disposal
              Revenue, (Republic Services Incorporation Project) Series
              2001, AMT, (Bank One N.A. LOC),
              1.250% 12/01/26**...........................................        1,000
   1,900    Illinois Development Finance Authority, IDR, (Campagna-Turano
              Bakery Project) Series 2000, AMT, (American National Bank &
              Trust LOC),
              1.400% 08/01/25**...........................................        1,900
   1,000    Illinois Development Finance Authority, IDR, (Hoda LLC
              Project) Series 2000A, AMT, (American National Bank & Trust
              LOC),
              1.400% 12/01/20**...........................................        1,000
   6,700    Illinois Development Finance Authority, Multi-Family Revenue,
              (West Chicago Senior Apartment Project) Series 2003, AMT,
              (Citibank N.A. LOC),
              1.250% 02/01/38**...........................................        6,700
   4,500    Illinois Development Finance Authority, Multi-Family Revenue,
              Series 2001,
              1.320% 12/01/13**...........................................        4,500
   1,400    Illinois Educational Facilities Authority Revenue,
              (Northwestern University Project) Series 1985, (First
              National Bank of Chicago SBPA),
              1.200% 12/01/25**...........................................        1,400
  10,000    Illinois Educational Facilities Authority Revenue, Series
              1995, (Northern Trust LOC),
              1.080% 07/21/03.............................................       10,000
  10,000    Illinois Health Facilities Authority Revenue, (Evanston
              Northwestern Healthcare Corporation Project) Series 1985B,
              1.050% 07/24/03@@...........................................       10,000
   3,500    Illinois Health Facilities Authority Revenue, (University
              Chicago Hospital) Series 1998, (MBIA Insured, Bank One
              Illinois N.A. SPBA),
              1.200% 08/01/26**...........................................        3,500
  23,000    Illinois Health Facilities Authority Revenue, Series 1985B,
              1.050% 05/22/03.............................................       23,000
   4,980    Illinois Sports Facilities Authority, Series 2000A-36, AMT,
              (MBIA Insured, First Union National Bank SBPA),
              1.310% 06/15/04**#..........................................        4,980

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 2,700    Illinois State Development Finance Authority Economic
              Development Revenue, (Addison 450 LP Project) Series 1989,
              AMT, (American National Bank & Trust Company LOC),
              1.250% 12/01/09**...........................................   $    2,700
  13,500    Illinois State, RAN, Series 2002,
              3.000% 06/15/03.............................................       13,541
   4,450    Illinois, Metropolitan Pier& Exposition Authority, Series
              2002, (MBIA Insured, JP Morgan Chase Liquidity Facility),
              1.300% 06/15/22**##.........................................        4,450
   1,500    Lombard Village, Illinois Industrial Projects Revenue
              Refunding, (B&H Partnership Project) Series 1995, (LaSalle
              Bank, N.A. LOC),
              1.500% 10/01/13**...........................................        1,500
   9,200    Orland Park, Illinois IDR, (Panduit Corporation Project)
              Series 1996, AMT, (Wachovia Bank of Georgia LOC),
              1.160% 04/01/31**#..........................................        9,200
   3,670    Palos Hills, Illinois Multi-Family Housing Revenue, (Green
              Oaks Project) Series 1998, AMT, (FNMA Collateral Agreement),
              1.250% 08/01/29**#..........................................        3,670
   1,700    Savanna, Illinois IDR, (Metform Corporation Project) Series
              1994B, AMT, (Bank One N.A. LOC),
              1.250% 06/01/09**...........................................        1,700
   3,000    Upper Illinois, River Valley Development Authority, IDR,
              (Clover Properties LLC Project) Series 2000, AMT, (Lasalle
              Bank N.A. LOC),
              1.250% 07/01/20**##.........................................        3,000
   1,395    Urbana, Illinois Multi-Family Housing Revenue, (Prairie Green
              II Apartments Project) Series 2003, AMT, (Lasalle Bank N.A.
              LOC),
              1.250% 06/01/29**...........................................        1,395
  22,905    Will County, Illinois Multi-Family Housing Redevelopment
              Revenue Refunding, (Woodlands Crest Hill Project), Series
              1999,
              1.230% 02/15/31**...........................................       22,905

                       SEE NOTES TO FINANCIAL STATEMENTS.
 30

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 3,050    Will-Kankakee, Illinois Regional Development Authority IDR,
              (Unimast, Inc. Project) Series 2000, AMT, (Citibank, N.A.
              LOC),
              1.250% 06/01/30**...........................................   $    3,050
   5,000    Woodford County, Illinois Industrial Development Authority
              IDR, (Parsons Company, Inc. Project) Series 1998, AMT, (Bank
              One Illinois, N.A. LOC),
              1.400% 03/01/13**#..........................................        5,000
                                                                             ----------
                                                                                219,866
                                                                             ----------
            INDIANA -- 5.1%
   3,000    Allen County, Indiana Economic Development Revenue, (Debrand
              Inc. Project) Series 2002, (Bank One N.A. LOC),
              1.420% 08/01/17**...........................................        3,000
   1,800    Elkhart, Indiana Economic Development Revenue, (Vahala Foam
              Enterprises Project) Series 2002, (Bank One N.A.),
              1.430% 09/01/17**...........................................        1,800
   5,000    Gibson County, Indiana PCR, (Toyota Motor Manufacturing
              Project) Series 2001B,
              1.200% 09/01/31**...........................................        5,000
   5,000    Gibson County, Indiana PCR, (Toyota Motor Manufacturing
              Project) Series 1997,
              1.200% 10/01/27**...........................................        5,000
   7,000    Gibson County, Indiana PCR, (Toyota Motor Manufacturing
              Project) Series 1999, AMT,
              1.200% 01/01/29**...........................................        7,000
  10,000    Gibson County, Indiana PCR, (Toyota Motor Manufacturing
              Project), Series 2000A,
              1.200% 01/01/28**...........................................       10,000
   6,000    Gibson County, Indiana PCR, (Toyota Motor Manufacturing
              Project), Series 200A,
              1.200% 01/01/30**...........................................        6,000
   3,182    Greencastle, Indiana Economic Development Revenue Refunding,
              (Round Barn Manor Project) Series 2003A, AMT, (Federal Home
              Loan Bank),
              1.250% 01/01/28**...........................................        3,182
  45,500    Indiana Board Bank Revenue, (Advance Funding Project) Series
              2003A, (AMBAC Insured),
              2.000% 01/27/04.............................................       45,834
   1,045    Indiana Health Facilities Financing Authority Revenue
              Refunding, (Cardinal Center, Inc. Project) Series 1996A,
              (Key Bank, N.A. LOC),
              1.250% 12/01/16**#..........................................        1,045

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            INDIANA -- (CONTINUED)
 $14,000    Indiana Health Facilities Financing Authority Revenue,
              (Ascension Health Credit Group Project) Series 2001A-1,
              1.830% 11/15/36**...........................................   $   14,000
  26,000    Indiana Health Facilities Financing Authority, Revenue, Series
              2001GP-A-3,
              1.150% 11/15/36**...........................................       26,000
  15,500    Indiana, Secondary Market Educational Loans Inc., Student Loan
              Revenue, Series 1988B, AMT, (AMBAC Insured, SLMA SBPA),
              1.200% 12/01/13**...........................................       15,500
   2,000    Indianapolis, Indiana IDR, (Altec Industries Project) Series
              1989, (Wachovia Bank of Georgia LOC),
              1.450% 12/01/04**...........................................        2,000
   5,000    Indianapolis, Indiana Local Public Improvement Bond Bank,
              1.100% 08/14/03.............................................        5,000
   5,500    Jeffersonville, Indiana Economic Development Revenue, (Amatrol
              Project) Series 2003, AMT, (National City Bank of Kentucky
              LOC),
              1.290% 04/01/23**...........................................        5,500
   4,075    Vincennes University Industrial Revenue, (Student Fee Project)
              Series 2002F, (Bank One Indiana N.A. LOC),
              1.300% 10/01/22**...........................................        4,075
   5,955    Washington County, Indiana Industrial Economic Development
              Revenue, (Frank Miller Lumber Company Project) Series 2001,
              (National City Bank of Indiana LOC),
              1.290% 08/01/16**...........................................        5,955
                                                                             ----------
                                                                                165,891
                                                                             ----------
            IOWA -- 1.1%
   5,925    Iowa Finance Authority Single Family Revenue, Series 2002A-46,
              (GNMA/ FNMA COLL, GO of Authority, Wachovia Bank N.A.
              Liquidity Facility),
              1.310% 07/01/24**...........................................        5,925
   4,000    Iowa Finance Authority, Multi-Family Revenue, (The Gables at
              Johnston Project) Series 2002, AMT, (Wachovia Bank N.A.
              LOC),
              1.270% 12/01/37**...........................................        4,000
   4,700    Iowa State Finance Authority IDR, (Sauer-Sundstrand Company
              Project) Series 1996, AMT, (Bayerische Hypotheken und
              Vereinsbank LOC),
              1.200% 05/01/26**...........................................        4,700

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            IOWA -- (CONTINUED)
 $20,000    Iowa State School Cash Anticipation Notes Program, Series
              2003B, (FSA, Insured),
              2.250% 01/30/04.............................................   $   20,193
   1,000    West Burlington, Iowa IDR, (Borhi Oilhydraulic Project) Series
              2001B, AMT, (American National Bank & Trust LOC)
              1.400% 01/01/11**...........................................        1,000
                                                                             ----------
                                                                                 35,818
                                                                             ----------
            KANSAS -- 0.7%
   5,400    Fredonia, Kansas Revenue, (Systech Environmental Corporation
              Project) Series 1989, AMT, (Banque Nationale de Paris LOC),
              1.270% 02/01/07**...........................................        5,400
   4,000    Junction City, Kansas IDR, (Genmar Manufacturing Project)
              Series 1999, AMT, (Bank of New York LOC),
              1.250% 04/01/19**#..........................................        4,000
   9,200    Kansas State Development Finance Authority Exempt Facilities
              Revenue, (Seaboard Project) Series 1995A, AMT, (Bank of New
              York LOC),
              1.250% 12/01/25**#..........................................        9,200
   5,580    Sedgwick & Shawnee Counties, Kansas Single Family Revenue,
              Series 2002,
              1.750% 12/01/27**@@.........................................        5,580
                                                                             ----------
                                                                                 24,180
                                                                             ----------
            KENTUCKY -- 1.1%
   8,000    Campbellsville-Taylor County, Kentucky IDR, (Airguards
              Industrial Inc. Project), AMT, (Northern Trust Company LOC),
              1.300% 05/01/31**...........................................        8,000
   5,000    Carroll County, Kentucky IDR, (Kentucky Ladder Company
              Project) Series 1990, AMT, (Bankers Trust Company LOC),
              1.500% 09/01/10**...........................................        5,000
   4,750    Daviess County, Kentucky Health Care Revenue, (Wendell Fosters
              Campus for Development Project) Series 2001, (National City
              Bank, Kentucky LOC),
              1.200% 05/01/21**...........................................        4,750
     400    Hopkinsville, Kentucky Industrial Building Revenue, (Brazeway,
              Inc. Project) Series 1994, AMT, (Bank One Michigan, N.A.
              LOC),
              1.400% 06/01/04**#..........................................          400
   3,950    Jefferson County, Kentucky Industrial Building Revenue, (Dant
              Growth LLC Project) Series 2002, AMT, Bank One Kentucky
              N.A.,
              1.490% 09/01/22**...........................................        3,950

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            KENTUCKY -- (CONTINUED)
 $ 1,080    Jefferson County, Kentucky Industrial Building Revenue, (Seven
              Counties Services, Inc. Project) Series 1996, (Bank One of
              Kentucky, N.A. LOC),
              1.300% 06/01/11**#..........................................   $    1,080
     600    Jeffersontown, Kentucky Industrial Building Revenue, (Rague
              Food Systems, Inc. Project) Series 1995, AMT, (PNC Bank,
              N.A. LOC),
              1.300% 04/01/20**#..........................................          600
   5,200    Lexington-Fayette County, Kentucky Urban County Airport
              Corporation Revenue, (First Mortgage Project) Series 1994A,
              AMT, (Dexia Public Finance Bank SA LOC),
              1.300% 04/01/24**...........................................        5,200
   2,500    Lexington-Fayette County, Kentucky Urban County Airport
              Corporation Revenue, (First Mortgage Project) Series 1994B,
              AMT, (Dexia Public Finance Bank SA LOC),
              1.300% 04/01/24**...........................................        2,500
   3,415    Louisville and Jefferson County, Kentucky Convention Center
              GO, Series 1996PT-69, (FSA Insured, Merrill Lynch SBPA),
              1.210% 07/01/24**##.........................................        3,415
                                                                             ----------
                                                                                 34,895
                                                                             ----------
            LOUISIANA -- 1.7%
   2,900    Calcasieu Parish Inc., Louisiana Industrial Development Board
              Environmental Revenue, (CITGO Petroleum Corporation Project)
              Series 1994, AMT, (Banque Nationale de Paris LOC),
              1.200% 12/01/24**...........................................        2,900
   5,100    Calcasieu Parish Inc., Louisiana Industrial Development Board
              Revenue, (Hydroserve Westlake Project) Series 1999, AMT,
              (Bank One Chicago, N.A. LOC),
              1.300% 12/01/24**...........................................        5,100
   8,000    Calcasieu Parish, Louisiana Public Transportation Authority,
              Solid Waste Disposal Revenue, Series 1997, (Morgan Guaranty
              Trust LOC),
              1.300% 12/01/27**...........................................        8,000
  11,600    Lincoln Parish, Louisiana Exemption Facility Revenue,
              (Willamette Industrial Income Project) Series 1995, AMT,
              (Deutsche Bank A.G. LOC),
              1.200% 09/01/25**...........................................       11,600
   4,250    Louisiana State, Energy & Power Authority, Revenue Refunding,
              Series 2000, (FSA Insured),
              5.500% 01/01/04.............................................        4,384

                       SEE NOTES TO FINANCIAL STATEMENTS.
 32

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            LOUISIANA -- (CONTINUED)
 $ 2,050    Louisiana Housing Finance Agency, Multi-Family Housing
              Revenue, (Restoration Project) Series 2002A, AMT, (Regions
              Bank LOC),
              1.350% 12/01/32**...........................................   $    2,050
   2,000    New Orleans, Louisiana Revenue, Series 2000, (FSA Insured),
              5.000% 12/01/03.............................................        2,048
   7,500    Port New Orleans, Louisiana Revenue, (New Orleans Cold Storage
              Project) Series 2002, AMT, (Whitney National Bank LOC,
              SunTrust Bank LOC),
              1.300% 11/01/22**...........................................        7,500
  13,000    South Louisiana Port Commission Facilities Port Revenue,
              (Holnam, Inc. Project) Series 1997, AMT, (Wachovia Bank,
              N.A. LOC),
              1.240% 01/01/27**...........................................       13,000
                                                                             ----------
                                                                                 56,582
                                                                             ----------
            MAINE -- 0.4%
  11,600    Maine Public Utility Financing Bank Public Utility Revenue
              Refunding, (Maine Public Service Company Project) Series
              1996, AMT, (Bank of New York LOC),
              1.250% 04/01/21**...........................................       11,600
                                                                             ----------
            MARYLAND -- 0.7%
  12,160    Maryland State Department Transportation Refunding Revenue,
              Series 2003,
              1.500% 12/15/03.............................................       12,201
   6,840    Maryland State Industrial Development Finance Authority
              Economic Development Revenue, (General Binding Corporation
              Project) Series 1996, AMT, (Harris Trust& Savings Bank LOC),
              1.250% 03/01/26**...........................................        6,840
   2,300    Maryland State Industrial Development Finance Authority
              Revenue, (Rock-Tenn Converting Company Project) Series 1994,
              AMT, (SunTrust Bank LOC),
              1.250% 05/01/06**#..........................................        2,300
                                                                             ----------
                                                                                 21,341
                                                                             ----------
            MICHIGAN -- 3.5%
   8,055    Detroit, Michigan GO City School District, School Building and
              Site Improvement, Series 2002A, (FGIC Insured),
              3.000% 05/01/03.............................................        8,064
  35,000    Michigan Municipal Board Authority Revenue, Series 2002C-2,
              (JP Morgan Chase and Company LOC),
              2.250% 08/22/03.............................................       35,108

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            MICHIGAN -- (CONTINUED)
 $56,000    Michigan State, Housing Development Authority, Rental Housing
              Revenue, Series 2002A, (MBIA Insured, Landesbank
              Hessen-Thueringen Liquidity Facility),
              1.200% 04/01/37**...........................................   $   56,000
   1,400    Michigan State, Strategic Fund Ltd. Revenue, (Ideal Steel &
              Building Supply Project) Series 2002, AMT, (Bank One
              Michigan LOC),
              1.250% 05/01/22**...........................................        1,400
  14,950    Wayne Charter County, Michigan Airport Revenue Refunding,
              (Detroit Metropolitan County Project) Series 1996, AMT,
              (Bayerische Landesbank LOC),
              1.200% 12/01/16**...........................................       14,950
                                                                             ----------
                                                                                115,522
                                                                             ----------
            MINNESOTA -- 1.4%
  15,000    Minnesota State GO, Series 2002,
              2.500% 08/01/03.............................................       15,047
  10,230    Minnesota State, Housing Finance Agency Revenue, Series 2001C,
              AMT, (Bayerische Landesbank GIC),
              1.350% 07/01/32**...........................................       10,230
  19,920    Minnesota State, Housing Finance Agency, Single Family
              Revenue, Series 2001D, AMT, (Bayerische Landesbank GIC),
              1.350% 07/01/34**...........................................       19,920
                                                                             ----------
                                                                                 45,197
                                                                             ----------
            MISSISSIPPI -- 0.1%
     815    Mississippi Business Finance Corporation IDR, (Choctaw Maid
              Farms, Inc. Project) Series 1995, AMT, (Rabobank Nederland
              LOC),
              1.250% 03/01/10**#..........................................          815
     900    Mississippi Business Finance Corporation, (Trilogy
              Communications Project) Series 1995, AMT, (First Union
              National Bank LOC),
              1.250% 06/01/05**#..........................................          900
                                                                             ----------
                                                                                  1,715
                                                                             ----------
            MISSOURI -- 2.5%
  25,000    Curators University, Missouri, Series 2002,
              3.000% 06/30/03.............................................       25,086
   2,100    Jefferson County, Missouri Industrial Development Authority
              Multi-Family Housing Revenue, (Sunset Pointe Project) Series
              2000, AMT, (Lasalle Bank N.A. LOC),
              1.230% 10/01/30**...........................................        2,100

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            MISSOURI -- (CONTINUED)
 $ 1,500    Missouri State, Development Finance Board, Air Cargo
              Facilities Revenue, (St. Louis Air Project) Series 2000,
              AMT, (American National Bank & Trust LOC),
              1.320% 03/01/30**...........................................   $    1,500
  16,600    Missouri Higher Education Loan Authority, Student Loan Revenue
              Refunding, Series 1991B, AMT, (MBIA Insured, GTD STD LNS,
              State Street Bank & Trust Company SBPA),
              1.200% 03/01/20**...........................................       16,600
  12,000    Missouri State Development Finance Board Lease Revenue,
              (Missouri Association of Utilities Lease Pool Project)
              Series 1999, (TransAmerica Life and Annuity Guarantee),
              1.230% 12/01/22**...........................................       12,000
   5,900    Missouri State Health and Educational Facilities Authority,
              Health Facilities Revenue Refunding, (Sisters of Mercy
              Health Care System Project) Series 1992B, (ABN-AMRO N.V.,
              Chicago SBPA, Westdeutsche Landesbank SBPA, Dexia Credit
              Local de France SBPA),
              1.200% 06/01/14**...........................................        5,900
  20,000    St. Louis County, Missouri Industrial Development Authority,
              Multi-Family Housing Revenue, (General Grant Apartments)
              Series 2003, AMT, (U.S. Bank N.A. LOC),
              1.240% 03/01/38**...........................................       20,000
                                                                             ----------
                                                                                 83,186
                                                                             ----------
            NEBRASKA -- 1.1%
   5,550    Lancaster County, Nebraska IDR, (Garner Industries, Inc.
              Project) Series 2000A, AMT, (Wells Fargo Bank, N.A. LOC),
              1.350% 11/01/20**...........................................        5,550
   6,275    Nebraska Help Inc. Student Loan Revenue, Series 1986A, AMT,
              (MBIA Insured),
              1.250% 12/01/16**##.........................................        6,275
   9,695    Nebraska Help Inc. Student Loan Revenue, Series 1986B, AMT,
              (MBIA Insured),
              1.250% 12/01/16**##.........................................        9,695
   7,700    Nebraska Help Inc. Student Loan Revenue, Series 1986C, AMT,
              (MBIA Insured),
              1.250% 12/01/16**#..........................................        7,700
   5,645    Nebraska Public Water District Revenue, Series 2001 PA-869R,
              (Merrill Lynch SBPA, Escrowed in US Treasuries),
              1.210% 01/01/15**...........................................        5,645
                                                                             ----------
                                                                                 34,865
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            NEVADA -- 1.4%
 $ 8,000    Clark County, Nevada IDR, (Nevada Cogeneration Association I
              Project) Series 1991, AMT, (Canadian Imperial Bank of
              Commerce LOC),
              1.250% 11/01/21**...........................................   $    8,000
  12,500    Clark County, Nevada IDR, (Southwest Gas Corporation Project)
              Series 2003B, AMT, (Fleet National Bank LOC),
              1.250% 03/01/38**...........................................       12,500
   2,350    Clark County, Nevada Passenger Facilities Charge Revenue, (Las
              Vegas/Macarran International Airport Revenue) Series 1995A,
              AMT, (MBIA Insured),
              6.250% 07/01/03.............................................        2,377
  11,500    Director St, Nevada Department of Business & Industry, PCR,
              (Barrick Goldstrike Mines Project) Series 1999, AMT, (Royal
              Bank of Canada LOC),
              1.250% 06/01/29**...........................................       11,500
   5,875    Nevada Housing Division Multi-Unit Housing Revenue, (Studio 3
              LP Project), Series 1999A, AMT, (US Bank, N.A. LOC),
              1.200% 10/01/30**...........................................        5,875
   6,300    Nevada Housing Division, Multi-Unit Housing Revenue (Silver
              Pines Housing Project) Series 2002A, (Fannie Mae LOC),
              1.200% 10/15/35**...........................................        6,300
                                                                             ----------
                                                                                 46,552
                                                                             ----------
            NEW HAMPSHIRE -- 0.1%
   3,500    New Hampshire State, Business Finance Authority, Exempt
              Facilities Revenue, (West Management of New Hampshire Inc.
              Project) Series 2000, AMT, (Wachovia Bank N.A. LOC),
              1.270% 09/01/12**...........................................        3,500
                                                                             ----------
            NEW JERSEY -- 2.1%
  70,000    New Jersey State, TRAN, Series 2002,
              3.000% 06/12/03.............................................       70,185
                                                                             ----------
            NEW YORK -- 7.0%
  19,500    Metropolitan Transportation Authority, New York, BAN,
              1.200% 04/07/03.............................................       19,500
     500    Monroe County, New York Industrial Development Agency, Civic
              Facilities Revenue, (Hillside Children's Center Project)
              Series 1998, (Key Bank, N.A. LOC),
              1.250% 08/01/18**#..........................................          500

                       SEE NOTES TO FINANCIAL STATEMENTS.
 34

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            NEW YORK -- (CONTINUED)
 $   925    Monroe County, New York Industrial Development Agency, Civic
              Facilities Revenue, (St. Anns Home Company Project) Series
              2000, (HSBC Bank USA LOC),
              1.140% 07/01/30**...........................................   $      925
  28,250    New York and New Jersey Port Authority, Construction Notes,
              Series 2003UU,
              2.000% 10/15/03.............................................       28,397
  10,000    New York City Transitional Financial Authority, New York City
              Recovery, Series 2002, (Bank of New York SBPA),
              1.150% 11/01/22**...........................................       10,000
  95,500    New York City, New York Transitional Finance Authority
              Revenue, Series 2003-2,
              2.000% 02/19/04.............................................       96,297
   6,400    New York State GO, Series 2000B, (Dexia Credit Local de France
              LOC), Mandatory Put 08/07/03 @ 100,
              1.500% 03/15/30**...........................................        6,400
  14,800    New York State, Housing Finance Agency Revenue, (Theater Row
              Housing Project) Series 2002A, AMT, (Bayerische Hypotheken
              und Vereinsbank LOC),
              1.400% 11/01/32**...........................................       14,800
   7,200    New York State, Housing Finance Agency Revenue, (Theater Row
              Tower Project) Series 2000A, AMT, (Bayerische Hypotheken und
              Vereinsbank LOC),
              1.400% 11/01/32**...........................................        7,200
  34,000    New York State, Tollway Authority General Revenue, BAN, Series
              2003A,
              1.125% 03/25/04.............................................       34,008
   4,535    New York State, Tollway Authority Highway and Bridge Trust
              Fund Revenue, Series 1996A, (AMBAC Insured),
              6.250% 04/01/04.............................................        4,769
     250    New York, New York City Housing Development Corporation
              Multi-Family Revenue, (Nelson Ave Apartments) Series 2002A,
              AMT, (Key Bank N.A. LOC),
              1.150% 10/01/35**...........................................          250
   7,110    New York, New York City Municipal Water Finance Authority,
              Water and Sewer System Revenue, Series 2002A,
              3.000% 06/15/03.............................................        7,131

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            NEW YORK -- (CONTINUED)
 $   160    Oneida County, New York Industrial Development Agency Revenue,
              (Hamilton College Civic Facility Project) Series 2002, (MBIA
              Insured, Bank of New York SBPA),
              1.150% 09/15/32**...........................................   $      160
   1,005    Suffolk County, New York GO, Series 2002A, (MBIA Insured),
              3.000% 05/01/03.............................................        1,006
                                                                             ----------
                                                                                231,343
                                                                             ----------
            NORTH CAROLINA -- 1.0%
   4,410    Charlotte, North Carolina GO, Series 2002,
              3.000% 07/01/03.............................................        4,427
   8,200    Cleveland County, North Carolina Industrial Facilities
              Pollution Control Financing Authority, (Curtiss-Wright
              Flight System Project) Series 1998, AMT, (ScotiaBank LOC),
              1.300% 11/01/23**...........................................        8,200
   1,075    East Carolina University, North Carolina University Revenue,
              (Dowdy-Ficklen Stadium Project) Series 1996, (Wachovia Bank
              LOC),
              1.250% 05/01/17**...........................................        1,075
   1,895    Iredell County, North Carolina Industrial Facilities and
              Pollution Control Financing Authority Revenue, (Sullivan
              Corporation Project) Series 1996, AMT, (Bank One Milwaukee,
              N.A. LOC),
              1.400% 01/01/11**#..........................................        1,895
   4,300    Lincoln County, North Carolina Industrial Facilities &
              Pollution Control Financing Authority Revenue, (HOF Textiles
              Inc. Project) Series 1991, AMT,
              1.400% 10/01/11**...........................................        4,300
   1,400    Mecklenburg County, North Carolina Industrial Facilities and
              Pollution Control Financing Authority Revenue, (Sterigenics
              International Project) Series 1996, AMT, (American National
              Bank & Trust LOC),
              1.270% 03/01/16**#..........................................        1,400
   2,900    North Carolina State Port Authority Exempt Facilities Revenue,
              (Wilmington Bulk LLC Project) Series 2001A, AMT, (Branch
              Banking & Trust LOC),
              1.250% 09/01/22**...........................................        2,900

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $ 5,100    North Carolina State Port Authority Exempt Facilities Revenue,
              (Wilmington Bulk LLC Project) Series 2001B, AMT, (Branch
              Banking & Trust LOC),
              1.250% 09/01/22**...........................................   $    5,100
   4,660    Rowan County, North Carolina Industrial Facilities Pollution
              Control Financing Authority, (Fixed Industrial Development
              PHC LLC Project) Series 1999, AMT, (Branch Banking and Trust
              LOC),
              1.250% 03/01/14**...........................................        4,660
                                                                             ----------
                                                                                 33,957
                                                                             ----------
            NORTH DAKOTA -- 0.2%
   6,290    North Dakota State Housing Finance Agency Revenue, Home
              Mortgage Program, Series 2002, AMT, (FSA Insured, FHLB
              SBPA),
              1.200% 07/01/33**...........................................        6,290
                                                                             ----------
            OHIO -- 1.4%
     865    Centerville, Ohio Health Care Revenue, (Bethany Lutheran
              Village Hospital Project) Series 1994, (PNC Bank of Ohio,
              N.A. LOC),
              1.170% 11/01/13**#..........................................          865
   6,600    Cleveland, Ohio Waterworks Revenue, Series 2002L, (FGIC
              Insured, Westdeutsche Landesbank SBPA),
              1.100% 01/01/33**...........................................        6,600
   2,000    Greater Cleveland, Ohio Gateway Economic Development
              Corporation, Excise Tax Revenue, Series 2001, (FSA Insured),
              5.000% 09/01/03.............................................        2,032
     665    Greene County, Ohio IDR, (FC Ltd. - AFC Stamping Project)
              Series 1995, AMT, (Key Bank, N.A. LOC),
              1.350% 09/01/16**#..........................................          665
   6,225    Kettering, Ohio IDR, Series 2002, AMT, (Merrill Lynch Capital
              Services SPBA),
              1.380% 11/01/34**...........................................        6,225
   1,360    Lucas County, Ohio IDR, (Dynamic Dies, Inc. Project) Series
              1997, AMT, (National City Bank LOC),
              1.290% 07/01/09**...........................................        1,360
   2,179    Ohio Housing Finance Agency Multi-Family Housing Revenue,
              (Kenwood Congregation -- Retirement Project) Series 1985,
              (Morgan Guaranty Trust LOC),
              1.050% 12/01/15**...........................................        2,179

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            OHIO -- (CONTINUED)
 $10,500    Ohio State Water Development Authority Solid Waste Disposal
              Revenue, (The Timken Company Project) Series 1997, AMT,
              (Wachovia Bank of North Carolina, N.A. LOC),
              1.200% 07/01/32**...........................................   $   10,500
     750    Summit County, Ohio IDR, (Oliver Printing Company, Inc.
              Project) Series 1997, AMT, (Bank One of Akron, N.A. LOC),
              1.400% 02/01/07**#..........................................          750
  15,800    Toledo-Lucas County, Ohio Port Authority Airport Development
              Revenue, (Flightsafety International, Inc. Project) Series
              1998-1, AMT, (Berkshire Hathaway Inc. Guarantee),
              1.250% 01/01/18**#..........................................       15,800
                                                                             ----------
                                                                                 46,976
                                                                             ----------
            OKLAHOMA -- 0.7%
   2,165    Claremore, Oklahoma Industrial and Redevelopment Industrial
              Development Authority Revenue, (Whirlwind Steel buildings
              Project) Series 2001, AMT, (Chase Manhattan Bank LOC),
              1.300% 09/01/16**...........................................        2,165
   5,700    Muskogee City and County, Oklahoma Port Authority IDR, (Metals
              USA, Inc. Project) Series 1998, AMT, (Bank One Texas, N.A.
              LOC),
              1.400% 05/01/23**#..........................................        5,700
  10,000    Oklahoma Development Finance Authority Revenue, (Seabrook
              Farms Inc. Project) Series 1997, AMT, (Bank of New York
              LOC),
              1.250% 03/01/27**#..........................................       10,000
   4,555    Oklahoma Housing Finance Agency Single Family Revenue,
              (Homeownership Loan Program) Series 2001PT-1288, AMT, (GNMA
              Collateral Agreement, Merrill Lynch SBPA),
              1.750% 09/01/29**@@.........................................        4,555
                                                                             ----------
                                                                                 22,420
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 36

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            OREGON -- 0.6%
 $ 2,000    Oregon State, Economic Development Revenue, (KRC Western Inc.
              Project) Series 1997-178, AMT, (Wachovia Bank LOC),
              1.270% 01/01/17**##.........................................   $    2,000
   4,500    Port Portland, Oregon Special Obligation Revenue, (Portland
              Bulk Terminals Project) Series 1999, AMT, (Canadian Imperial
              Bank LOC),
              1.200% 10/01/25**...........................................        4,500
  10,000    Portland, Oregon TAN, Series 2002,
              2.500% 06/26/03.............................................       10,022
   4,400    Washington County, Oregon Housing Authority Multi-Family
              Housing Revenue, (Cedar Mill Project) Series 1995, AMT,
              (Bank of Nova Scotia LOC),
              1.250% 09/01/25**#..........................................        4,400
                                                                             ----------
                                                                                 20,922
                                                                             ----------
            PENNSYLVANIA -- 3.3%
   5,100    Allegheny County, Pennsylvania GO, Series 1992C-40,
              1.120%*** 05/01/03..........................................        5,095
   3,000    Allegheny County, Pennsylvania Hospital Development Authority
              Revenue, (South Hills Healthcare Project) Series 2000A, (PNC
              Bank N.A. LOC), Mandatory Put 06/01/03 @ 100,
              1.950% 06/01/30.............................................        3,000
   9,400    Allegheny County, Pennsylvania Port Authority Revenue, Series
              2002, (PNC Bank N.A. LOC),
              3.000% 06/30/03.............................................        9,432
   1,860    Elk County, Pennsylvania Industrial Development Authority
              Revenue, (Clarion Sintered Metals Project) Series 1998, AMT,
              (PNC Bank, N.A. LOC),
              1.300% 03/01/09**#..........................................        1,860
   9,000    Elk County, Pennsylvania Industrial Development Authority,
              Solid Waste Disposal Revenue, (Willamette Industries Inc.
              Project) Series 1992, (Deustche Bank A.G. LOC),
              1.200% 08/01/10**...........................................        9,000
   9,200    Indiana County, Pennsylvania Industrial Development Authority
              PCR, (Conemaugh Project) Series 1997A, (Bank One N.A. LOC),
              1.250% 06/01/27**...........................................        9,200
   1,990    Mercer County, Pennsylvania Industrial Development Authority,
              Limited Obligation Revenue, (Moroco Family LP Project II)
              Series 2002, (Bank One N.A. LOC),
              1.510% 08/01/17**##.........................................        1,990

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            PENNSYLVANIA -- (CONTINUED)
 $   900    Pennsylvania Economic Development Financing Authority
              Development Revenue, (Pennsylvania Bar Institute Project)
              Series 1996B, AMT, (PNC Bank, N.A. LOC),
              1.200% 04/01/15**#..........................................   $      900
   5,525    Pennsylvania Economic Development Financing Authority Exempt
              Facilities Revenue, (Amtrak Project) Series 2001B, AMT,
              (Morgan Guaranty Trust LOC),
              1.200% 11/01/41**...........................................        5,525
   6,000    Pennsylvania State, GO, Series 2002, (FSA Insured),
              4.000% 05/01/03.............................................        6,011
  42,500    Pennsylvania State, Higher Education Assistance Agency,
              Student Loan Revenue, Series 1988C, AMT, (AMBAC Insured,
              First Union National Bank SBPA),
              1.200% 07/01/18**...........................................       42,500
   2,700    Schuylkill County, Pennsylvania Industrial Development
              Authority Resource Recovery Revenue Refunding, (Northeastern
              Power Company Project) Series 1997B, AMT, (Dexia Credit
              Local de France LOC),
              1.300% 12/01/22**...........................................        2,700
   1,760    Schuylkill County, Pennsylvania Industrial Development
              Authority Revenue, (Bon-Ton Stores Project) Series 1992,
              AMT, (PNC Bank, N.A. LOC),
              1.300% 02/01/12**#..........................................        1,760
   1,315    Schuylkill County, Pennsylvania Industrial Development
              Authority Revenue, (S. Grumbacher and Son Project) Series
              1990, (PNC Bank, N.A. LOC),
              1.200% 02/01/12**#..........................................        1,315
   3,670    Westmoreland County, Pennsylvania Industrial Development
              Authority Revenue, (Elizabeth Carbide Die Project) Series
              1998A, AMT, (National City Bank LOC),
              1.290% 10/01/13**#..........................................        3,670
   3,660    Westmoreland County, Pennsylvania Industrial Development
              Authority Revenue, (Rhodin Enterprises Project) Series 1997,
              AMT, (National City Bank, N.A. LOC),
              1.300% 04/01/17**...........................................        3,660
                                                                             ----------
                                                                                107,618
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            RHODE ISLAND -- 0.1%
 $ 3,100    Rhode Island State Industrial Facilities Corporation IDR,
              (Precision Turned Components Project) Series 2000, (Bank of
              New York LOC),
              1.350% 05/01/11**...........................................   $    3,100
                                                                             ----------
            SOUTH CAROLINA -- 4.1%
   3,700    Anderson County, South Carolina IDR, (Mikron Corporation
              Project) Series 1998, AMT, (ABN AMRO Bank N.V. LOC),
              1.320% 11/01/12**#..........................................        3,700
   1,000    Cherokee County, South Carolina Industrial Revenue Refunding,
              (Holmberg Electronic Corporation Project) Series 1989,
              (Wachovia Bank of North Carolina, N.A. LOC),
              1.270% 11/01/04**#..........................................        1,000
   4,800    Kershaw County, South Carolina IDR, (DeRoyal Textiles, Inc.
              Project) Series 1994, AMT, (SunTrust Bank of Nashville LOC),
              1.250% 12/01/07**#..........................................        4,800
  12,000    Marlboro County, South Carolina Solid Waste Disposal
              Facilities Revenue, (Willamette Industries Inc. Project)
              Series 1995, AMT, (Deutsche Bank AG LOC),
              1.200% 08/01/15**...........................................       12,000
   5,500    Marlboro County, South Carolina Solid Waste Disposal Revenue,
              (Willamette Industrial Income Project) Series 1996, AMT,
              (Deutsche Bank A.G. LOC),
              1.200% 06/01/23**...........................................        5,500
     575    Piedmont Municipal Power Agency South Carolina Revenue
              Refunding, Series 1997C, (MBIA Insured, Credit Suisse First
              Boston SBPA),
              1.150% 01/01/19**...........................................          575
  13,325    South Carolina Housing and Development Authority, Mortgage
              Revenue Notes, Series 2002B, AMT, (AMBAC Insured),
              1.570% 10/01/03.............................................       13,325
   3,180    South Carolina Jobs Economic Development Authority Development
              Revenue, (Spartanburg YMCA Project) Series 1996, (First
              Union National Bank LOC),
              1.270% 06/01/18**#..........................................        3,180
   4,500    South Carolina Jobs Economic Development Authority Economic
              Development Revenue, (Pine River Plastics Inc. Project)
              Series 2000, AMT, (Comerica Bank LOC),
              1.320% 03/01/11**...........................................        4,500

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $ 6,300    South Carolina Jobs Economic Development Authority Economic
              Development Revenue, (Raynor USA Southeast Project) Series
              2000, AMT, (LaSalle Bank, N.A. LOC),
              1.250% 05/01/20**...........................................   $    6,300
  24,995    South Carolina Jobs Economic Development Authority Economic
              Development Revenue, (St. Francis Bon Secours Hospital
              Project) Series 2000PT-503, (Merrill Lynch Guarantee SBPA),
              1.350% 11/15/30**#..........................................       24,995
   7,435    South Carolina Jobs Economic Development Authority Economic
              Development Revenue, (Thompson Steel Company, Inc. Project)
              Series 2000, AMT, (Fleet National Bank, N.A. LOC),
              1.300% 06/01/20**...........................................        7,435
   6,850    South Carolina Jobs Economic Development Authority IDR,
              (Abraham Industries LLC Project) Series 1999, AMT, (PNC
              Bank, N.A. LOC),
              1.300% 05/01/14**#..........................................        6,850
   2,500    South Carolina Jobs Economic Development Authority IDR, (Banks
              Construction Company Project) Series 1999, AMT, (Wachovia
              Bank of North Carolina, N.A. LOC),
              1.320% 05/01/09**...........................................        2,500
   3,105    South Carolina Jobs Economic Development Authority IDR,
              (Kravet Fabrics, Inc. Project) Series 1997, AMT, (Bank of
              New York LOC),
              1.250% 03/01/12**##.........................................        3,105
   6,025    South Carolina Jobs Economic Development Authority IDR,
              (Quoizel, Inc. Project) Series 1996, AMT, (Branch Banking &
              Trust LOC),
              1.250% 05/01/16**...........................................        6,025
   6,200    South Carolina Jobs Economic Development Authority Revenue,
              (Alco-Lite Industries LLC - TechnoSteel LLC Project) Series
              1997, AMT, (Wachovia Bank of South Carolina, N.A. LOC),
              1.270% 04/01/12**...........................................        6,200
  11,250    South Carolina Jobs Economic Development Authority, Economic
              Development Revenue, (Giant Cement Holding Inc. Project)
              Series 2002, AMT, (Citibank N.A. LOC),
              1.240% 12/01/22**...........................................       11,250

                       SEE NOTES TO FINANCIAL STATEMENTS.
 38

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $ 5,000    South Carolina Jobs Economic Development Authority, Economic
              Development Revenue, (Wellman Inc. Project) Series 1991,
              AMT, (Wachovia Bank & Trust LOC),
              1.300% 04/01/17**...........................................   $    5,000
   6,400    South Carolina State Housing Finance and Development Authority
              Multi-Family Revenue Refunding, (Rental Bay Club Apartments)
              Series 2001, AMT, (General Electric Capital Corporation
              LOC),
              1.230% 06/01/21**...........................................        6,400
                                                                             ----------
                                                                                134,640
                                                                             ----------
            SOUTH DAKOTA -- 0.4%
     330    South Dakota Economic Development Financing Authority IDR
              Refunding, (Lomar Development Company Project) Series 1996B,
              AMT, (US Bank, N.A. LOC),
              1.400% 08/01/08**#..........................................          330
  11,700    South Dakota State Housing Development Authority, Series
              1998PT-168, AMT, (Banque Nationale de Paris SBPA),
              1.260% 05/01/27**##.........................................       11,700
                                                                             ----------
                                                                                 12,030
                                                                             ----------
            TENNESSEE -- 3.0%
  20,600    Collierville, Tennessee Industrial Development Board Revenue,
              (St. Georges High School Project) Series 2001, (AmSouth Bank
              of Alabama, N.A. LOC),
              1.210% 08/01/31**...........................................       20,600
   5,930    Franklin County, Tennessee Health and Educational Facilities
              Board Revenue, (University of the South Project) Series
              1998B, (AmSouth Bank of Alabama, N.A. LOC),
              1.230% 09/01/18**...........................................        5,930
  13,685    Johnson City, Tennessee Health and Educational Facilities
              Board Hospital Revenue, (Mountain States Project) Series
              2001PT-560, (Merrill Lynch Guarantee SBPA),
              1.320% 07/01/26**...........................................       13,685
   4,300    Metropolitan Government Nashville and Davidson County,
              Tennessee Health and Education Facilities Board Revenue,
              (Danridge Tower II Project) Series 2002, (First Tennessee
              Bank LOC),
              1.350% 09/01/32**...........................................        4,300
   6,500    Monroe County, Tennessee Industrial Development Board IDR,
              (American Transit Corporation Project) Series 1986, (Bank of
              Boston LOC),
              1.250% 08/01/06**#..........................................        6,500

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $ 3,145    Shelby County, Tennessee Health Educational and Housing
              Facilities Board Multi-Family Housing Revenue, (Flag Manor
              Project) Series 1995, AMT, (FHLB Guarantee),
              1.250% 01/01/23**#..........................................   $    3,145
   1,200    Springfield, Tennessee Industrial Development Board Revenue,
              (All American Homes of Tennessee Project) Series 1994, AMT,
              (Bank One of Michigan, N.A. LOC),
              1.400% 11/01/09**#..........................................        1,200
  10,000    Steward County, Tennessee Industrial Development Board, Solid
              Waste Disposal Revenue, (Standard Gypsum Project) Series
              1999B, AMT, (Toronto-Dominion Bank LOC),
              1.250% 05/01/34**...........................................       10,000
   5,000    Sullivan County, Tennessee Industrial Development Board
              Revenue, (Modern Forge Company Project) Series 1990, AMT,
              (Northern Trust Company LOC),
              1.300% 07/01/10**#..........................................        5,000
   3,600    Tennessee Volunteer State Student Funding Corporation Student
              Loan Revenue, Series 1988A-1, (State Street Bank and Trust
              Company LOC),
              1.200% 12/01/23**...........................................        3,600
  25,900    Tennessee Volunteer State Student Funding Corporation Student
              Loan Revenue, Series 1998A-2, AMT, (State Street Bank and
              Trust Company LOC),
              1.200% 12/01/23**...........................................       25,900
                                                                             ----------
                                                                                 99,860
                                                                             ----------
            TEXAS -- 9.2%
  22,900    Bell County, Texas Health Facilities Development Corporation
              Revenue, (Scott and White Memorial Hospital Project) Series
              2001-2,
              1.200% 08/15/31**...........................................       22,900
  31,950    Brazos River Authority, Texas PCR, (TXU Energy Company
              Project) Series 2002A, (JP Morgan Chase Bank LOC),
              1.250% 05/01/37**...........................................       31,950
   6,700    Calhoun County, Texas Navajo District, (Formosa Plastics
              Corporation Project) Series 2002, (JP Morgan Chase Bank
              LOC),
              1.250% 09/01/32**...........................................        6,700
   5,300    Chambers County, Texas Industrial Development Corporation
              Revenue, (Ecolochem, Inc. Project) Series 1999, AMT,
              (Wachovia Bank, N.A. LOC),
              1.270% 03/01/14**...........................................        5,300

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $16,180    Dallas-Fort Worth, Texas International Airport Facility
              Revenue, (Flightsafety Project) Series 1999, AMT, (OBH, Inc.
              Guarantee),
              1.250% 07/01/32**...........................................   $   16,180
   8,185    El Paso, Texas Housing Finance Corporation Multi-Family
              Housing Revenue, (Viva Apartments Project - Oakland
              Executive Center LP) Series 1993, AMT, (GE Capital
              Corporation Guarantee),
              1.300% 09/01/23**#..........................................        8,185
   6,700    Gulf Coast, Texas Waste Disposal Evironmental Facilities
              Authority Revenue, (Exxonmobil Project) Series 2001B, AMT
              1.150% 06/01/25**...........................................        6,700
   7,200    Gulf Coast, Texas Waste Disposal Environmental Facilities
              Authority Revenue, (Exxonmobil Project) Series 2002, AMT
              1.250% 12/01/25**...........................................        7,200
   2,850    Harris County, Texas Health Facility Development Corporation
              Revenue, Blood Center Gulf Coast Regionak, Series 1992, (JP
              Morgan Chase and Company LOC)
              1.250% 04/01/17**...........................................        2,850
   1,815    Hillsboro, Texas Industrial Development Corporation Revenue,
              (Lamcraft LP Project) Series 1997, AMT, (First Commercial
              Bank LOC),
              1.500% 07/01/13**...........................................        1,815
   2,620    Houston, Texas Airport Systems Revenue Refunding, Series
              1998A, AMT,
              5.500% 07/01/03.............................................        2,647
  12,000    Houston, Texas Water and Sewer Systems Revenue Refunding,
              Series 1991C, (AMBAC Insured),
              1.170%*** 12/01/03..........................................       11,885
  12,495    Houston, Texas Water and Sewer Systems Revenue, Series 2002,
              (MBIA Insured, Merrill Lynch Capital Services SBPA),
              1.190% 12/01/23**@@.........................................       12,495
   2,170    McKinney, Texas Independent School District GO, Series 2001,
              (PSF-GTD),
              5.000% 02/15/04.............................................        2,243
  11,200    Midlothian, Texas Industrial Development Corporation
              Environmental Facilities Revenue, (Holnam Texas Loop
              Project) Series 1999, AMT, (Bank One, Michigan LOC),
              1.240% 09/01/31**...........................................       11,200
   5,000    Northside, Texas Independent School District GO, Series 2002B,
              (PSF-GTD, Dexia Credit Local SBPA),
              1.270% 08/01/33**...........................................        5,000

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 1,200    Nueces County, Texas Health Facilities Development Corporation
              Revenue, (Driscoll Foundation Children's Hospital Project)
              Series 1985, (Bank One of Texas, N.A. LOC),
              1.350% 07/01/15**...........................................   $    1,200
   5,060    Panhandle, Texas Regional Housing Financing, Series 2002, AMT,
              (Merrill Lynch Capital Services SBPA),
              1.380% 09/01/14**...........................................        5,060
   8,680    San Antonio, Texas Education Facility Corporation Revenue,
              (University of the Incarnate World Project) Series 2001,
              (Bank One Texas, N.A. LOC),
              1.250% 12/01/21**...........................................        8,680
  20,000    San Antonio, Texas Water Revenue, Series 2003A, (MBIA Insured,
              JP Morgan Chase Bank SBPA),
              1.150% 05/15/33**...........................................       20,000
  22,000    South Texas Higher Education Authority Revenue, Series 1997,
              AMT, (MBIA Insured, SLMA SBPA),
              1.200% 12/01/27**...........................................       22,000
  67,200    Texas State TRAN GO, Series 2002,
              2.750% 08/29/03.............................................       67,584
   4,400    Texas State, Department of Housing & Community Affairs,
              Multi-Family Revenue, Series 2002, AMT, (Merrill Lynch
              Capital Services SBPA),
              1.380% 12/01/40**...........................................        4,400
   9,300    Texas State, GO, Series 2003, AMT, (Landesbank
              Hessen-Thueringen SPA),
              1.200% 06/01/34**...........................................        9,300
  12,000    University of Texas System Board of Regents, Revenue,
              1.070% 08/12/03.............................................       12,000
                                                                             ----------
                                                                                305,474
                                                                             ----------
            UTAH -- 5.5%
   4,000    Cedar City, Utah IDR, (North America Packaging Project) Series
              2002, AMT, (JP Morgan Chase & Company LOC),
              1.250% 10/01/22**...........................................        4,000
   3,385    Logan City, Utah Revenue, (Fixed Integrated System Income)
              Series 1999A, AMT, (First union National Bank LOC),
              1.370% 06/01/14**##.........................................        3,385
   1,500    Logan, Utah IDR, (Tek Tool & Plastics Inc. Project) Series
              2001, AMT, (Bank One Utah N.A. LOC),
              1.320% 11/01/25**...........................................        1,500
   1,500    Murray City, Utah IDR, (Zevex, Inc. Project) Series 1996, AMT,
              (Bank One Arizona, N.A. LOC),
              1.400% 10/01/16**#..........................................        1,500

                       SEE NOTES TO FINANCIAL STATEMENTS.
 40

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            UTAH -- (CONTINUED)
 $ 3,200    Murray City, Utah Industrial Development Authority Revenue,
              (Hunter Douglas Real Property Project) Series 1994, AMT,
              (ABN-AMRO Bank N.V. LOC),
              1.250% 09/01/14**##.........................................   $    3,200
   7,770    Provo City, Utah Housing Authority, (Multi-Family Branbury
              Park Project) Series 1987A, (Bank One of Arizona LOC),
              1.220% 12/01/10**...........................................        7,770
  18,960    Salt Lake City, Utah Airport Revenue, Series 2000A, AMT,
              (Westdeutsche Landesbank LOC),
              1.200% 07/01/20**...........................................       18,960
  12,000    Salt Lake City, Utah TRAN, Series 2002,
              2.500% 06/30/03.............................................       12,029
  10,315    Utah Housing Corporation, Single Family Mortgage Revenue,
              Series 2002A-1, AMT, (Westdeutsche Landesbank Girozentrale
              LOC),
              1.250% 07/01/33**...........................................       10,315
  17,000    Utah Housing Corporation, Single Family Mortgage Revenue,
              Series 2002B-1, AMT, (Westdeutsche Landesbank Girozentrale
              SBPA),
              1.250% 07/01/33**...........................................       17,000
   9,150    Utah Housing Corporation, Single Family Mortgage Revenue,
              Series 2002C-2, AMT, (Westdeutsche Landesbank Girozentrale
              SBPA),
              1.250% 07/01/33**...........................................        9,150
  10,000    Utah State Board Regents Student Loan Revenue, Series 1995,
              AMT, (AMBAC Insured, GTD STD LNS, Lloyds TSB Bank plc SBPA),
              1.200% 11/01/25**...........................................       10,000
  38,500    Utah State Board Regents Students Loan Revenue, Series 1996Q,
              AMT, (AMBAC Insured, GTD STD LNS, Credit Communl Belgiquee
              SBPA),
              1.200% 11/01/31**...........................................       38,500
  26,355    Utah State Board Regents Students Loan Revenue, Series 1996R,
              AMT, (AMBAC Insured, GTD STD LNS, Credit Communl Belgiquee
              SBPA),
              1.200% 11/01/31**...........................................       26,355
   7,160    Utah State, GO, Series 2002,
              3.000% 07/01/03.............................................        7,184
   9,995    Utah State, Housing Finance Agency, Single Family Mortgage
              Revenue, Series 2000C-1, AMT, (Bayerische Landesbank SBPA),
              1.250% 07/01/31**...........................................        9,995
                                                                             ----------
                                                                                180,843
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            VERMONT -- 0.5%
 $14,900    Vermont Industrial Development Authority Revenue, (Ryegate
              Wood Energy Company Project) Series 1990, AMT, (ABN AMRO
              Bank, N.V. LOC),
              1.250% 12/01/15**...........................................   $   14,900
                                                                             ----------
            VIRGINIA -- 0.8%
   4,500    Fredericksburg, Virginia Industrial Development Authority
              Multi-Family Housing Revenue, (Forest Village Apartments
              Project) Series 2001A-1, AMT, (SunTrust Bank LOC),
              1.250% 01/01/33**...........................................        4,500
   3,900    Greensville County, Virginia Industrial Development Authority
              Revenue, (Perdue Farms, Inc. Project) Series 1996, AMT,
              (SunTrust Bank LOC),
              1.250% 10/01/06**#..........................................        3,900
   5,325    Madison County, Virginia Industrial Development Authority
              Revenue, (Madison Wood Preservers Project) Series 1998, AMT,
              (Wachovia Bank of North Carolina N.A. LOC),
              1.270% 06/01/13**#..........................................        5,325
  10,550    Prince William County, Virginia IDR, (Dale Scott Corporation
              Project) Series 2001, AMT, (First Union National Bank LOC),
              1.270% 12/01/21**...........................................       10,550
   1,075    Winchester, Virginia Industrial Development Authority Revenue,
              (Midwesco Filter Resource, Inc. Project) Series 1995,
              (Harris Trust & Savings Bank LOC),
              1.400% 08/01/07**...........................................        1,075
                                                                             ----------
                                                                                 25,350
                                                                             ----------
            WASHINGTON -- 1.1%
  10,050    King County, Washington Directors' Association, Series 2002,
              (Key Bank N.A. LOC),
              Discount note 04/23/03......................................       10,043
   3,100    King County, Washington Housing Authority Revenue, (Auburn
              Court Apartments Project) Series 1997, AMT, (US Bank N.A.
              LOC),
              1.200% 12/01/27**...........................................        3,100
   5,000    Port Bellingham, Washington Industrial Development
              Corporation, Environmental Facilities Industrial Revenue,
              Series 2003, AMT,
              1.200% 03/01/38**...........................................        5,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            WASHINGTON -- (CONTINUED)
 $ 4,040    Washington State Housing Finance Community Multi-Family
              Housing Revenue, (Pacific Crest Apartments Project) Series
              1995, AMT, (Bank of America LOC),
              1.380% 04/01/34**...........................................   $    4,040
   6,285    Washington State Housing Financing Commission Multi-Family
              Revenue, (Monticello Park Project) Series 2001A, AMT, (US
              Bank, N.A. LOC),
              1.250% 08/01/26**...........................................        6,285
   6,500    Washington State, Housing Finance Commission, Multi-Family
              Housing Revenue, (Mallard Lakes Apartments Project) Series
              2002A, AMT, (PNC Bank N.A.),
              1.350% 05/15/35**...........................................        6,500
                                                                             ----------
                                                                                 34,968
                                                                             ----------
            WEST VIRGINIA -- 0.7%
   8,130    Beckley, West Virginia Revenue Refunding, (Beckley Water
              Company Project) Series 2003, AMT, (Bank One West Virginia
              LOC),
              1.400% 10/01/16**...........................................        8,130
   1,200    Marion County, West Virginia County Commission Solid Waste
              Disposal Facility Revenue, (Grantown Project) Series 1990C,
              AMT, (National Westminster LOC),
              1.250% 10/01/17**...........................................        1,200
   1,000    Mercer County, West Virginia IDR Refunding, (Noland Company
              Project) Series 1989, (First Union National Bank LOC),
              1.400% 05/01/06**...........................................        1,000
  10,000    Pleasants County, West Virginia County Commission IDR, (Simex,
              Inc. Building Project) Series 1999, AMT, (PNC Bank, N.A.
              LOC),
              1.300% 12/01/19**...........................................       10,000
   3,600    West Virginia Public Energy Authority Revenue, (Morgantown
              Energy Project) Series 1998, (FSA Insured, BNP Paribas
              SBPA),
              1.310% 01/01/05**##.........................................        3,600
                                                                             ----------
                                                                                 23,930
                                                                             ----------
            WISCONSIN -- 1.9%
   3,390    Menomonee Falls, Wisconsin Industrial Development Authority
              IDR, (Jema, LLC Project) Series 1994, AMT, (Bank One
              Milwaukee, N.A. LOC),
              1.400% 09/01/14**...........................................        3,390

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            WISCONSIN -- (CONTINUED)
 $26,500    Milwaukee, Wisconsin Revenue Anticipation Notes, Series 2003,
              1.500% 12/15/03.............................................   $   26,586
   1,000    Park Falls, Wisconsin IDR, (Weather Shield Project) Series
              2000, AMT, (Bank One Wisconsin LOC),
              1.400% 08/01/20**...........................................        1,000
   1,000    Pewaukee, Wisconsin IDR, (Gunner Press & Finishing Project)
              Series 2000, AMT, (Bank One Wisconsin LOC),
              1.400% 09/01/20**...........................................        1,000
   3,400    Pleasant Prairie, Wisconsin IDR, (Nucon Corporation Project)
              Series 1995, AMT, (American National Bank & Trust Company
              LOC),
              1.250% 02/01/22**...........................................        3,400
   2,500    Racine, Wisconsin Solid Waste Disposal Revenue, (Republic
              Services Inc. Project) Series 2002, (Bank One N.A. LOC),
              1.250% 08/01/37**...........................................        2,500
   6,250    Racine, Wisconsin Solid Waste Disposal Revenue, (Republic
              Services Project) Series 2002B, AMT, (Bank One N.A.),
              1.250% 12/01/37**...........................................        6,250
   4,000    Sheboygan, Wisconsin IDR, (Subco Foods of Wisconsin) Series
              2002, (American National Bank and Trust LOC),
              1.430% 08/01/12**...........................................        4,000
   7,000    West Allis, Wisconsin Revenue (State Fair Park Exposition
              Center Project) Series 2001, (First Star Bank, N.A. LOC),
              1.200% 08/01/28**...........................................        7,000
   3,000    Whitewater, Wisconsin IDR, (Husco International Incorporate
              Project) Series 1997, AMT, (Lasalle Bank N.A.)
              1.250% 12/01/12**...........................................        3,000
   3,900    Wisconsin Housing and Economic Development Authority, Housing
              Revenue, Series 2000A, AMT, (MBIA Insured, FHLB LOC),
              1.250% 05/01/32**...........................................        3,900
                                                                             ----------
                                                                                 62,026
                                                                             ----------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $3,284,415)...........................................    3,284,415
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 42

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003

                                                                               VALUE
                                                                               (000)
----------------------------------------------------------------------------------------
            TOTAL INVESTMENTS
              (Cost $3,284,415*)................................   100.2%    $3,284,415
                                                                             ----------
            OTHER ASSETS AND LIABILITIES (NET)..................    (0.2)%
            Receivable for investment securities sold.....................   $   41,980
            Interest receivable...........................................       11,269
            Investment advisory fee payable...............................         (338)
            Administration fee payable....................................         (185)
            Shareholder servicing and distribution fees payable...........         (497)
            Due to custodian..............................................           (8)
            Distributions payable.........................................         (967)
            Payable for investment securities purchased...................      (57,586)
            Accrued Trustees' fees and expenses...........................          (55)
            Accrued expenses and other liabilities........................         (186)
                                                                             ----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................       (6,573)
                                                                             ----------
            NET ASSETS..........................................   100.0%.   $3,277,842
                                                                             ==========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $      127
            Accumulated net realized gain on investments sold.............           81
            Paid-in capital...............................................    3,277,634
                                                                             ----------
            NET ASSETS....................................................   $3,277,842
                                                                             ==========


                                                                                VALUE
----------------------------------------------------------------------------------------
            NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
              SHARE
            CAPITAL CLASS SHARES:
            ($1,379,683,995 / 1,379,712,070 shares outstanding)...........        $1.00
                                                                             ==========
            TRUST CLASS SHARES:
            ($505,903,075 / 505,860,606 shares outstanding)...............        $1.00
                                                                             ==========
            LIQUIDITY CLASS SHARES:
            ($120,636,672 / 120,605,191 shares outstanding)...............        $1.00
                                                                             ==========
            ADVISER CLASS SHARES:
            ($284,866,212 / 284,915,628 shares outstanding)...............        $1.00
                                                                             ==========
            INVESTOR CLASS SHARES:
            ($89,289,019 / 89,326,803 shares outstanding).................        $1.00
                                                                             ==========
            MARKET CLASS SHARES:
            ($150,013,551 / 150,000,000 shares outstanding)...............        $1.00
                                                                             ==========
            DAILY CLASS SHARES:
            ($526,658,405 / 526,604,317 shares outstanding)...............        $1.00
                                                                             ==========
            SERVICE CLASS SHARES:
            ($14,001,153 / 14,000,000 shares outstanding).................        $1.00
                                                                             ==========
            INVESTOR B SHARES:
            ($58,761 / 58,756 shares outstanding).........................        $1.00
                                                                             ==========
            INVESTOR C SHARES:
            ($2,525,292 / 2,525,290 shares outstanding)...................        $1.00
                                                                             ==========
            INSTITUTIONAL SHARES:
            ($204,205,973 / 204,199,641 shares outstanding)...............        $1.00
                                                                             ==========

---------------

 * Federal income tax information (see Note 7).

 **Variable rate note. The interest rate shown reflects the rate in effect at March 31, 2003. These securities are subject to demand features of either one, seven or thirty days.

 ***
   Zero coupon security. The rate shown reflects the yield to maturity at March 31, 2003.

 # Security not registered under the Securities Act of 1933, as amended.
   These securities may be resold in transactions exempt from registration to qualified institutional buyers.

 ##Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

 @@Restricted security (see Note 5).

Nations Municipal Reserves had the following industry concentrations greater than 10% at March 31, 2003 (as a percentage of net assets):

Housing Revenue                                   18.18%
Industrial Development Revenue/Pollution Control
 Revenue                                          14.45%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  STATEMENT OF NET ASSETS                                     MARCH 31, 2003


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 102.1%
            ALABAMA -- 1.8%
 $ 8,830    ASMS Mobile, Alabama Public Educational Building Authority
              Revenue, (Alabama High School Math and Science Foundation
              Project) Series 1997, (AmSouth Bank of Alabama N.A. LOC),
              1.270% 07/01/22**...........................................   $    8,830
  20,360    Birmingham, Alabama Medical Clinic Board Revenue, (Medical
              Advancement Foundation Project) Series 2000A, (Columbus Bank
              & Trust LOC),
              1.370% 09/01/30**...........................................       20,360
   7,600    Birmingham, Alabama Medical Clinic Board Revenue, (University
              of Alabama Health Services Foundation Project) Series 2001A,
              (Columbus Bank and Trust LOC),
              1.300% 03/01/31**...........................................        7,600
  12,370    Birmingham, East Alabama Medical Center East Special Care
              Facilities Financing Authority Revenue, Series 2001 PT-569,
              (MBIA Insured, Merrill Lynch SBPA),
              1.220% 07/01/12**...........................................       12,370
   3,577    Gardendale, Alabama Multi-Family Housing Revenue Refunding,
              (Ascot Place Apartments Project) Series 2002A, (FHLMC
              Liquidity Facility),
              1.250% 10/01/32**...........................................        3,577
   1,584    Gardendale, Alabama Multi-Family Housing Revenue Refunding,
              (Meadow Wood Apartments Project) Series 2002C, (FHLMC
              Liquidity Facility),
              1.250% 10/01/32**...........................................        1,584
     560    Homewood, Alabama Industrial Development Board Revenue
              Refunding, (Keebler Company Project) Series 1993, (Bank of
              New York LOC),
              1.300% 11/01/04**...........................................          560
                                                                             ----------
                                                                                 54,881
                                                                             ----------
            ALASKA -- 2.4%
   9,995    Alaska State Housing Finance Corporation Housing Revenue,
              Series 1998 PA-332, (MBIA Insured, Merrill Lynch Capital
              Services SBPA),
              1.210% 12/01/19**#..........................................        9,995
  10,250    North Slope Borough, Alaska GO, Series 1992A, (MBIA Insured),
              1.120%*** 06/30/03..........................................       10,212
  16,000    Valdez, Alaska Marine Terminal Revenue Refunding, (Exxon
              Pipeline Company Project) Series 1993A,
              1.100% USD 12/01/33**.......................................       16,000

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ALASKA -- (CONTINUED)
 $14,950    Valdez, Alaska Marine Terminal Revenue Refunding, (Exxon
              Pipeline Company Project) Series 1993B, (Exxon Corporation
              Guarantee),
              1.050% 12/01/33**...........................................   $   14,950
  22,075    Valdez, Alaska Marine Terminal Revenue Refunding, (Exxon
              Pipeline Company Project) Series 1993C,
              1.000% 12/01/33**...........................................       22,075
                                                                             ----------
                                                                                 73,232
                                                                             ----------
            ARIZONA -- 1.1%
   6,280    Arizona Health Facilities Authority Revenue, (Blood Systems
              Project) Series 1995, (Bank One, N.A. LOC),
              1.200% 09/01/15**##.........................................        6,280
   3,000    Arizona Health Facility Authority Hospital System Revenue
              Refunding, (St. Lukes Health System Project) Series 1993,
              7.250% 11/01/14.............................................        3,162
  20,450    Scottsdale, Arizona Industrial Development Authority Revenue,
              (Notre Dame Preparatory School Project) Series 2001A, (Bank
              One Arizona LOC),
              1.200% 05/01/21**...........................................       20,450
   2,550    Scottsdale, Arizona Industrial Development Authority Revenue,
              (Notre Dame Preparatory School Project) Series 2001B, (Bank
              One Arizona, N.A. LOC),
              1.200% 05/01/21**...........................................        2,550
                                                                             ----------
                                                                                 32,442
                                                                             ----------
            CALIFORNIA -- 0.5%
  15,200    Los Angeles, California Unified School District TRAN, Series
              2002A,
              2.500% 07/01/03.............................................       15,231
                                                                             ----------
            COLORADO -- 5.5%
   9,000    Colorado Educational and Cultural Facilities Authority
              Revenue, (Denver Museum Project) Series 2001, (Bank One
              Colorado N.A. LOC),
              1.200% 11/01/21**...........................................        9,000
   5,005    Colorado Health Facilities Authority Revenue, (Health
              Facilities Skyline Project B) Series 2001, (KBC Bank N.V.
              LOC),
              1.150% 02/15/31**...........................................        5,005
  14,670    Colorado Housing and Finance Authority, Single Family Mortgage
              Revenue, Series 2002, (Federal Home Loan Bank SBPA),
              1.200% 11/01/21**...........................................       14,670

                       SEE NOTES TO FINANCIAL STATEMENTS.
 44

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            COLORADO -- (CONTINUED)
 $15,575    Colorado Housing and Finance Authority, Single Family Mortgage
              Revenue, Series 2002, (Lloyds TSB Bank plc SBPA),
              1.200% 11/01/21**...........................................   $   15,575
  10,320    Colorado Housing Financing Authority Multi-Family Revenue,
              Series 2002C, (FNMA SBPA),
              1.700% 10/01/32**...........................................       10,320
  40,000    Colorado State, TRAN, Series 2002A,
              3.000% 06/27/03.............................................       40,140
   4,800    Colorado, Health Facilities Authority Revenue, (Lenoir Health
              Facilities Project) Series 2001A, (KBC Bank NV LOC),
              1.150% 02/15/31**...........................................        4,800
   9,875    Denver City and County, Colorado Exercise Tax Revenue,
              (Colorado Convention Center Project) Series 2001, (FSA
              Insured, Dexia Credit Local SBPA),
              1.100% 09/01/25**...........................................        9,875
   5,655    Douglas County, Colorado School District Number 1, Series
              2001, Putable Receipts - 163, (MBIA Insured, Morgan Guaranty
              SBPA),
              1.250% 06/15/09**##.........................................        5,655
   6,305    El Paso County, Colorado Multi-Family Housing Revenue
              Refunding, (Briarglen Apartments Project) Series 1995,
              (FHLMC Guarantee),
              1.150% 12/01/24**...........................................        6,305
   6,750    El Paso County, Colorado School District No. 11 Colorado
              Springs, TAN, Series 2002,
              2.500% 06/30/03.............................................        6,767
  36,305    Moffat County, Colorado PCR, (Tri-State Colorado - Utah
              Electric Cooperative Project) Series 1984, (AMBAC Insured,
              Societe Generale SBPA),
              1.350% 07/01/10**...........................................       36,305
                                                                             ----------
                                                                                164,417
                                                                             ----------
            CONNECTICUT -- 0.4%
  12,000    Connecticut State Health and Educational Facilities Authority
              Revenue, (Yale University Project) Series 2003,
              1.125% 07/01/37**...........................................       12,000
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            DELAWARE -- 2.2%
 $62,600    Delaware State Economic Development Authority Revenue,
              (Hospital Billing and Collection Services, Inc. Project)
              Series 1985A, (AMBAC Insured, Morgan Stanley SBPA),
              1.200% 12/01/15**...........................................   $   62,600
   4,385    Kent County, Delaware Revenue, (Charter School Incorporated
              Project) Series 2002, (Wachovia Bank N.A. LOC),
              1.220% 11/01/22**...........................................        4,385
                                                                             ----------
                                                                                 66,985
                                                                             ----------
            DISTRICT OF COLUMBIA -- 1.5%
  25,000    District of Columbia GO TRAN, Series 2002, (Bank of Nova
              Scotia LOC, Wachovia Bank N.A. LOC),
              2.500% 09/30/03.............................................       25,086
  20,000    District of Columbia Revenue, Series 2003,
              1.000% 06/06/03.............................................       20,000
                                                                             ----------
                                                                                 45,086
                                                                             ----------
            FLORIDA -- 4.3%
   9,475    Dade County, Florida Special Revenue, (Youth Fair and
              Exposition Project) Series 1995, (SunTrust Bank of Central
              Florida LOC),
              1.150% 08/01/15**...........................................        9,475
  23,140    Florida Housing Finance Agency Multi-Family Housing Revenue,
              (Kings Colony Associates Ltd. Project) Series 1988D, (Credit
              Suisse First Boston LOC),
              1.200% 08/01/06**...........................................       23,140
  10,000    Florida Municipal Power,
              1.100% 08/14/03.............................................       10,000
  17,715    Florida State Board Education Lottery Revenue, Series 2000,
              Putable Receipts-222, (FGIC Insured, Morgan Guaranty Trust
              SBPA),
              1.250% 07/01/17**#..........................................       17,715
   9,800    Miami, Florida Health Facilities Authority Health Facilities
              Revenue, (Miami Jewish Home and Hospital Project) Series
              1996, (SunTrust Bank Miami LOC),
              1.150% 12/01/16**...........................................        9,800
   5,900    Miami-Dade County, Florida Industrial Development Authority
              Revenue, (Dave and Mary Alper Community Project) Series
              2002, (Northern Trust Company LOC),
              1.150% 04/01/32**...........................................        5,900
  10,000    Orange County, Florida Industrial Development Authority IDR,
              (Bishop Moore High School Project) Series 2000, (SunTrust
              Bank LOC),
              1.150% 10/01/25**...........................................       10,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $ 3,000    Palm Beach County, Florida Economic Development Revenue, (YMCA
              Boynton Beach Project) Series 1999, (SunTrust Bank of South
              Florida LOC),
              1.150% 01/01/24**...........................................   $    3,000
   7,000    Sunshine State Governmental Financing Commission, Florida
              Revenue,
              1.100% 08/12/03.............................................        7,000
   5,000    Sunshine State Governmental Financing Commission, Florida
              Revenue, Series 1986, (AMBAC Insured, Dexia Public Finance
              Bank SBPA),
              1.200% 07/01/16**...........................................        5,000
  12,400    University North Florida Foundation Income Revenue, Series
              2000, (First Union National Bank LOC),
              1.250% 11/01/30**...........................................       12,400
  10,100    University North Florida Foundation Income Revenue, Series
              2003, (First Union National Bank LOC),
              1.250% 11/01/24**...........................................       10,100
   6,000    University of North Florida Foundation, Inc., Capital
              Improvement Revenue, Series 1997, (First Union National Bank
              LOC),
              1.250% 11/01/27**...........................................        6,000
                                                                             ----------
                                                                                129,530
                                                                             ----------
            GEORGIA -- 5.8%
   5,200    Bibb County, Georgia Development Authority Revenue, (First
              Presbyterian Day School Project) Series 1999, (SunTrust Bank
              of Georgia LOC),
              1.150% 05/01/19**##.........................................        5,200
  13,100    Clayton County, Georgia Hospital Authority Revenue
              Anticipation Certificates, (Southern Regional Medical Center
              Project) Series 1998B, (SunTrust Bank LOC),
              1.150% 08/01/19**...........................................       13,100
   4,825    Cobb County, Georgia Development Authority Revenue, (North
              Cobb Christian School Project) Series 1998A, (Branch Banking
              and Trust LOC),
              1.150% 03/01/22**...........................................        4,825
   3,200    Cobb County, Georgia Residential Care Facilities Elderly
              Authority, (North Georgia Presbyterian Homes, Inc. Project)
              Series 1993, (SunTrust Bank LOC),
              1.150% 08/01/18**#..........................................        3,200
  14,000    Cobb-Marietta, Georgia Coliseum and Exhibit Hall Authority
              Revenue, Jr. Lien, Series 1996A, (MBIA Insured, SunTrust
              Bank SBPA),
              1.150% 10/01/26**#..........................................       14,000

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $20,500    Columbus, Georgia Hospital Authority Revenue, (St. Francis
              Hospital Inc., Project) Series 2000A, (Columbus Bank & Trust
              LOC),
              1.300% 01/01/31**...........................................   $   20,500
   2,250    Columbus, Georgia Housing Authority Multi-Family Housing
              Revenue Refunding, (Quail Ridge Project) Series 1988,
              (Columbus Bank & Trust LOC),
              1.350% 02/01/05**...........................................        2,250
   2,195    Columbus, Georgia Industrial and Port Development Commission
              Revenue Refunding, (Parisian, Inc. Project) Series 1995,
              (Columbus Bank & Trust LOC),
              1.600% 04/01/07**##.........................................        2,195
   7,500    DeKalb County, Georgia Development Authority IDR, (The Paideia
              School Inc. Project) Series 2000, (SunTrust Bank LOC),
              1.150% 02/01/20**...........................................        7,500
   4,280    DeKalb County, Georgia Development Authority Industrial
              Educational Revenue, (Catholic School Properties, Inc.
              Project) Series 1999, (Wachovia Bank, N.A. LOC),
              1.170% 04/01/24**#..........................................        4,280
   6,115    DeKalb County, Georgia Development Authority Revenue,
              (American Cancer Society, Inc. Project) Series 1988,
              (SunTrust Bank LOC),
              1.150% 05/01/13**#..........................................        6,115
   3,000    DeKalb County, Georgia Development Authority Revenue, (Marist
              School, Inc. Project) Series 1999, (SunTrust Bank LOC),
              1.150% 03/01/24**...........................................        3,000
   2,260    DeKalb County, Georgia Hospital Authority Revenue Anticipation
              Certificates, (DeKalb Medical Center, Inc. Project) Series
              1994, (SunTrust Bank LOC),
              1.150% 09/01/09**#..........................................        2,260
  12,700    DeKalb County, Georgia Housing Authority Multi-Family Housing
              Revenue Refunding, (Camden Brook Project) Series 1995, (FNMA
              Collateral Agreement),
              1.200% 06/15/25**...........................................       12,700
   4,900    DeKalb County, Georgia Industrial Development Authority IDR,
              (A.G. Rhodes Home Inc. Project) Series 1996, (SunTrust Bank
              LOC),
              1.150% 03/01/21**#..........................................        4,900

                       SEE NOTES TO FINANCIAL STATEMENTS.
 46

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $ 5,000    Floyd County, Georgia Development Authority University and
              College Improvement Revenue, (Berry College, Inc. Project)
              Series 1999, (SunTrust Bank LOC),
              1.150% 03/01/24**...........................................   $    5,000
   3,000    Fulton County, Georgia Development Authority Revenue, (Lovett
              School Project) Series 1997, (SunTrust Bank LOC),
              1.150% 04/01/17**#..........................................        3,000
   2,900    Fulton County, Georgia Development Authority Revenue, (Spelman
              College Project) Series 1996, (SunTrust Bank LOC),
              1.150% 06/01/16**...........................................        2,900
  15,000    Gainesville, Georgia Redevelopment Authority Educational
              Facilities Revenue, (Riverside Military Project) Series
              1999, (Wachovia Bank of North Carolina, N.A. LOC),
              1.170% 07/01/24**...........................................       15,000
   6,000    Gwinnett County, Georgia School District Construction Sales
              Tax Notes, Series 2003,
              2.000% 12/29/03.............................................        6,043
   9,225    Marietta, Georgia Housing Authority Multi-Family Revenue,
              (Winterset Apartments Project) Series 1996P, (FNMA
              Collateral Agreement),
              1.150% 02/01/26**...........................................        9,225
  18,100    Richmond County, Georgia Hospital Authority Revenue
              Anticipation Certificates, (University Health Services, Inc.
              Project) Series 1999, (SunTrust Bank LOC),
              1.150% 01/01/19**...........................................       18,100
   4,000    Roswell, Georgia Housing Authority Multi-Family Housing
              Revenue, (Azalea Park Apartments Project) Series 1996, (FNMA
              Collateral Agreement),
              1.150% 06/15/25**...........................................        4,000
   5,150    Worth County, Georgia Industrial Development Authority Revenue
              Refunding, (Seabrook Enterprises, Inc. Project) Series
              1996A, (Harris Trust and Savings Bank LOC),
              1.150% 08/01/23**#..........................................        5,150
                                                                             ----------
                                                                                174,443
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            HAWAII -- 0.3%
 $ 5,000    Honolulu City and County, Hawaii GO, Series 2001C, (FGIC
              Insured, FGIC-SPI SBPA),
              1.300% 12/01/07**...........................................   $    5,000
   5,000    Honolulu City and County, Hawaii GO, Series 2001C, (FGIC
              Insured, FGIC-SPI SBPA),
              1.300% 12/01/08**...........................................        5,000
                                                                             ----------
                                                                                 10,000
                                                                             ----------
            ILLINOIS -- 11.5%
   8,000    Chicago, Illinois GO, Series 2003, (Landesbank Hessen
              Thueringen LOC), Mandatory Put 01/07/04 @ 100,
              1.220% 01/07/05.............................................        8,000
  20,000    Chicago, Illinois, GO Limited Notes, (Landesbank
              Hessen-Thueringen LOC), Mandatory Put 12/04/03 @ 100,
              1.280% 01/08/04.............................................       20,000
   4,350    Dekalb, Illinois Tax Increment Revenue, Series 2003, (Northern
              Trust Company LOC),
              1.150% 01/01/13**...........................................        4,350
  15,100    Du Page County, Illinois Revenue, (Benedictine University
              Building Project) Series 1999, (LaSalle National Bank, N.A.
              LOC),
              1.170% 07/01/24**...........................................       15,100
   6,810    Illinois Development Finance Authority, Series 2003,
              1.300% 07/15/23**...........................................        6,810
  22,345    Illinois ABN AMRO, GO, Series 2002, (MBIA-IBC Insured, ABN
              AMRO Bank SBPA),
              1.230% 12/01/10**##.........................................       22,345
   6,600    Illinois Development Finance Authority Revenue, (American
              Academy of Dermatology Project) Series 2001, (American
              National Bank & Trust LOC),
              1.300% 04/01/21**...........................................        6,600
   9,900    Illinois Development Finance Authority Revenue, (Bradley
              University Project) Series 2002, (FGIC Insured, National
              City Bank SBPA),
              1.140% 08/01/32**...........................................        9,900
   4,180    Illinois Development Finance Authority Revenue, (Little City
              Foundation Project) Series 1994, (LaSalle National Bank
              LOC),
              1.150% 02/01/19**...........................................        4,180
   5,000    Illinois Development Finance Authority Revenue, (Solomon
              Schechter Day School Project) Series 2001, (LaSalle Bank,
              N.A. LOC),
              1.170% 04/01/21**...........................................        5,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 8,800    Illinois Educational Facilities Authority Revenue, (Museum of
              Science and Industry Project) Series 1992, (First National
              Bank of Chicago LOC),
              1.200% 10/01/26**...........................................   $    8,800
  16,819    Illinois Educational Facilities Authority Revenue,
              (Northwestern University Project) Series 1988, (Northern
              Trust Company SBPA),
              1.200% 03/01/28**...........................................       16,819
   9,895    Illinois Educational Facilities Authority Revenue, Series
              1995, (Northern Trust LOC),
              1.080% 07/21/03.............................................        9,895
  37,000    Illinois Health Facilities Authority Revenue, (Evanston
              Northwestern Healthcare Corporation Project) Series 1985B,
              1.050% 07/24/03@@...........................................       37,000
   1,750    Illinois Health Facilities Authority Revenue, (Glenkirk
              Project) Series 1997, (Harris Trust and Savings Bank LOC),
              1.200% 02/15/21**##.........................................        1,750
  40,000    Illinois Health Facilities Authority Revenue, (Resurrection
              Healthcare Project) Series 1999B, (FSA Insured, LaSalle
              National Bank, N.A. SBPA),
              1.150% 05/15/29**...........................................       40,000
   8,000    Illinois Health Facilities Authority Revenue, (Revolving Fund
              Pooled Project) Series 1985C, (First National Bank of
              Chicago LOC),
              1.200% 08/01/15**...........................................        8,000
  27,000    Illinois Health Facilities Authority Revenue, Series 1985B,
              1.050% 05/22/03.............................................       27,000
  15,500    Illinois State Development Finance Authority Economic
              Development Revenue, (Roosevelt University Project) Series
              1995, (American National Bank & Trust Company LOC),
              1.150% 04/01/25**...........................................       15,500
   2,520    Illinois State Development Finance Authority Revenue, (Chicago
              Academy of Sciences Project) Series 1997, (American National
              Bank & Trust Company LOC),
              1.150% 01/01/31**...........................................        2,520
   2,500    Illinois State Revenue Anticipation Certificates, Series 2002,
              2.500% 05/15/03.............................................        2,503
  13,500    Illinois State, RAN, Series 2002,
              3.000% 06/15/03.............................................       13,541
   5,000    Illinois, Health Facility Authority Revenue, (Herman Medical
              Finch University) Series 2003,
              1.150% 11/01/32**...........................................        5,000

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 3,265    Illinois, Metropolitan Pier& Exposition Authority, Series
              2002, (MBIA Insured, JP Morgan Chase Liquidity Facility),
              1.300% 06/15/22**##.........................................   $    3,265
  13,700    Kane County, Illinois Educational Facilities Revenue,
              (Glenwood School for Boys Project) Series 1993, (Harris
              Trust & Savings Bank LOC),
              1.150% 02/01/28**...........................................       13,700
   4,885    Mount Morris, Illinois Revenue, (Brethren Home Project) Series
              1997, (LaSalle National Bank LOC),
              1.250% 06/01/27**...........................................        4,885
   7,200    Mundelein, Illinois IDR Refunding, (1200 Town Line Road
              Project) Series 1992, (Northern Trust Company LOC),
              1.150% 01/01/06**...........................................        7,200
   7,000    Oak Forest, Illinois Revenue, (Homewood Pool - South Suburban
              Mayors Project) Series 1989, (Bank One, N.A. LOC),
              1.200% 07/01/24**...........................................        7,000
  15,550    St. Clair County, Illinois Industrial Building Revenue
              Refunding, (Winchester Apartments Project) Series 1994,
              (FNMA Collateral Agreement),
              1.150% 08/20/32**...........................................       15,550
   6,225    Will County, Illinois Community United School District No.
              365, Series 2002, (FSA Insured, JP Morgan Chase Liquidity
              Facility),
              1.300% 11/01/15**##.........................................        6,225
                                                                             ----------
                                                                                348,438
                                                                             ----------
            INDIANA -- 4.8%
     505    Evansville, Indiana IDR Refunding, (Keebler Company Project)
              Series 1993, (Bank of New York LOC),
              1.300% 06/01/04**...........................................          505
  45,500    Indiana Board Bank Revenue, (Advance Funding Project) Series
              2003A, (AMBAC Insured),
              2.000% 01/27/04.............................................       45,834
   2,300    Indiana Health Facilities Financing Authority Hospital
              Revenue, (Deaconess Hospital Inc. Project) Series 1992,
              (First National Bank of Chicago LOC),
              1.200% 01/01/22**...........................................        2,300
   5,000    Indiana Health Facilities Financing Authority Revenue,
              (Ascension Health Credit Group Project) Series 2001A-1,
              1.830% 11/15/36**...........................................        5,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
 48

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            INDIANA -- (CONTINUED)
 $ 4,300    Indiana Health Facilities Financing Authority Revenue,
              (Southern Indiana Rehab Hospital Project) Series 2001, (Bank
              One Kentucky N.A. LOC),
              1.300% 04/01/20**...........................................   $    4,300
  26,000    Indiana Health Facilities Financing Authority, Revenue, Series
              2001GP-A-3,
              1.150% 11/15/36**...........................................       26,000
  14,900    Indiana State Development Finance Authority Economic
              Development Educational Facilities Revenue, (Indiana
              Historical Society Project) Series 1997, (Bank One Michigan,
              N.A. LOC),
              1.200% 08/01/31**#..........................................       14,900
   8,700    Indiana State Development Finance Authority IDR, (Indiana
              University Foundation Project) Series 1998, (National City
              Bank LOC),
              1.300% 08/01/18**#..........................................        8,700
  13,000    Indiana State Development Finance Authority Revenue,
              (Indianapolis Museum of Art Project) Series 2002, (Bank One
              N.A. LOC),
              1.200% 02/01/37**...........................................       13,000
   5,000    Indiana State Educational Facility Authority Revenue, (Wabash
              College Project) Series 2003, (Bank One N.A. LOC),
              1.200% 12/01/23**...........................................        5,000
   7,600    Indianapolis, Indiana Economic Development Revenue, (Edgecomb
              Metals Company Project) Series 1983, (Wells Fargo Bank LOC),
              1.150% 12/01/08**...........................................        7,600
   4,770    St. Joseph County, Indiana Economic Development Revenue,
              (Brothers of the Holy Cross Project) Series 1997, (Key Bank,
              N.A. LOC),
              1.250% 09/01/17**#..........................................        4,770
   6,600    Terre Haute, Indiana Economic Development Revenue, (First
              Financial Corporation Project) Series 1985, (First National
              Bank of Chicago LOC),
              1.200% 12/01/15**...........................................        6,600
                                                                             ----------
                                                                                144,509
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            IOWA -- 1.3%
 $10,750    Iowa Finance Authority Revenue, (Salvation Army Project)
              Series 2002, (Bank of New York, LOC),
              1.150% 12/01/32**...........................................   $   10,750
   6,400    Iowa Higher Education Loan Authority Revenue, (Educational
              Loan Private College Facilities Project) Series 1985, (MBIA
              Insured, Chase Manhattan SBPA),
              1.250% 12/01/15**...........................................        6,400
  21,015    Iowa State School Cash Anticipation Notes Program, Series
              2003B, (FSA, Insured),
              2.250% 01/30/04.............................................       21,218
                                                                             ----------
                                                                                 38,368
                                                                             ----------
            KANSAS -- 0.3%
   7,675    Kansas State Department Transportation Highway Revenue, Series
              2000B-1,
              1.160% 09/01/20**...........................................        7,675
                                                                             ----------
            KENTUCKY -- 1.1%
   9,100    Jefferson County, Kentucky Multi-Family Housing Revenue
              Refunding, (Canter Chase Apartments Project) Series 2002,
              (FHLMC Liquidity Facility),
              1.200% 06/01/32**...........................................        9,100
   4,765    Mayfield, Kentucky Multi-City Lease Revenue, Kentucky League
              of Cities Funding Trust, Series 1996, (PNC Bank LOC),
              1.300% 07/01/26**...........................................        4,765
   5,600    Middletown, Kentucky Revenue, (Christian Academy Louisville
              Project) Series 1997, (Bank One of Kentucky, N.A. LOC),
              1.300% 07/01/22**#..........................................        5,600
   8,000    Warren County, Kentucky Hospital Facility Revenue, (Bowling
              Green-Warren County Project) Series 2001, (Bank One
              Kentucky, N.A. LOC),
              1.200% 08/01/31**...........................................        8,000
   4,250    Wickliffe, Kentucky PCR & Solid Waste Disposal Revenue,
              (Westvaco Corporation Project) Series 2001, (SunTrust Bank
              LOC),
              1.150% 01/01/09**...........................................        4,250
                                                                             ----------
                                                                                 31,715
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            LOUISIANA -- 2.8%
 $11,100    Lake Charles, Louisiana Harbor and Terminal District Revenue,
              (Citgo Petroleum Corporation Project) Series 1984,
              (Westdeutsche Landesbank Girozentrale LOC),
              1.200% 08/01/07**...........................................   $   11,100
  11,660    Louisiana Public Facilities Authority Revenue,
              (Inter-Community Health Care Project) Series 1999, (Bank of
              New York LOC),
              1.150% 04/01/21**#..........................................       11,660
   7,700    Louisiana Public Facilities Authority Revenue, (Kingston
              Village Apartments Project) Series 1988, (FNMA Collateral
              Agreement),
              1.170% 06/15/31**...........................................        7,700
  10,000    Louisiana Public Facility Authority Lease Revenue, Series
              2003, (Societe Generale SBPA),
              1.200% 06/01/08**...........................................       10,000
  16,510    Louisiana Public Facility Authority, Series 2003,
              1.080% 08/12/03.............................................       16,510
   3,795    Louisiana Regional Transportation Authority, Certificates of
              Participation, Series 2002, (MBIA Insured),
              3.000% 05/01/03.............................................        3,799
  20,000    Louisiana State Port Harbor and Offshore Terminal Authority
              Deepwater Revenue Refunding, (Loop Project) Series 1997A,
              (Bank One Louisiana, N.A. LOC),
              1.200% 09/01/17**...........................................       20,000
   4,515    Upper Pontalba, Louisiana Building Restoration Corporation
              Revenue Refunding, (Upper Pontalba Building Project) Series
              1996, (Bank One Louisiana, N.A. LOC),
              1.300% 12/01/16**...........................................        4,515
                                                                             ----------
                                                                                 85,284
                                                                             ----------
            MAINE -- 0.3%
  10,000    Maine State TAN, GO, Series 2002,
              2.250% 06/30/03.............................................       10,018
                                                                             ----------
            MARYLAND -- 1.4%
   9,100    Baltimore County, Maryland Economic Development Revenue, (Blue
              Circle, Inc. Project) Series 1992, (Den Danske Bank LOC),
              1.250% 12/01/17**...........................................        9,100
   2,390    Baltimore County, Maryland Economic Development Revenue,
              (Notre Dame Preparatory School Inc. Project) Series 1998,
              (Crestar Bank LOC),
              1.150% 06/01/24**...........................................        2,390

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $12,160    Maryland State Department Transportation Refunding Revenue,
              Series 2003,
              1.500% 12/15/03.............................................   $   12,201
  18,790    Westminster, Maryland Educational Facilities Revenue, (Western
              Maryland College Project) Series 2000, (Wachovia Bank, N.A.
              LOC),
              1.170% 04/01/30**...........................................       18,790
                                                                             ----------
                                                                                 42,481
                                                                             ----------
            MICHIGAN -- 4.7%
   8,000    Detroit, Michigan GO City School District, School Building and
              Site Improvement, Series 2002A, (FGIC Insured),
              3.000% 05/01/03.............................................        8,009
  13,000    Detroit, Michigan Sewage Disposal Revenue, Second Lien, Series
              2001E, (FGIC Insured),
              1.500% 07/01/31**...........................................       13,000
   7,500    Grand Rapids, Michigan Economic Development Corporation IDR
              Refunding, (Baker, Knapp and Tubbs, Inc. Project) Series
              1992, (Wachovia Bank, N.A. LOC),
              1.170% 06/01/12**#..........................................        7,500
   2,480    Jackson County, Michigan Economic Development Corporation IDR
              Refunding, (Jackson Associates, LLC Project) Series 1994,
              (Bank One of Dayton, N.A. LOC),
              1.300% 10/01/14**#..........................................        2,480
  42,000    Michigan Municipal Board Authority Revenue, Series 2002C-2,
              (JP Morgan Chase and Company LOC),
              2.250% 08/22/03.............................................       42,139
   8,760    Regents of University of Michigan,
              1.050% 05/19/03.............................................        8,760
  33,395    University of Michigan Board of Regents Revenue, (University
              of Michigan Hospitals Project) Series 1995A,
              1.150% 12/01/27**...........................................       33,395
  25,515    University of Michigan Hospital Revenue Refunding, (University
              of Michigan Hospitals Project) Series 1992A,
              1.150% 12/01/19**...........................................       25,515
                                                                             ----------
                                                                                140,798
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 50

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            MINNESOTA -- 1.2%
 $ 5,270    Minneapolis, Minnesota Community Development Agency Revenue,
              (Arena Acquisition Project) Series 1995A, (US Bank, N.A.
              LOC),
              1.200% 10/01/24**...........................................   $    5,270
  16,115    Minnesota State GO, Series 2002,
              2.500% 08/01/03.............................................       16,165
  15,000    Minnesota State Housing Financial Agency Residential Housing
              Revenue, Series 2001A, (FGIC Insured, Bayerische Landesbank
              SBPA),
              1.320% 01/01/21**...........................................       15,000
                                                                             ----------
                                                                                 36,435
                                                                             ----------
            MISSOURI -- 5.0%
  23,500    Curators University, Missouri, Series 2002,
              3.000% 06/30/03.............................................       23,580
   1,920    Desloge, Missouri Industrial Development Authority IDR
              Refunding, (National Healthcorp Project) Series 1989,
              (Regions Bank LOC),
              1.250% 12/01/10**...........................................        1,920
   1,905    Dunklin County, Missouri Industrial Development Authority IDR
              Refunding, (National Healthcorp Project) Series 1989,
              (Regions Bank LOC),
              1.250% 12/01/10**...........................................        1,905
   7,895    Kansas City, Missouri Industrial Development Authority
              Multi-Family Housing Revenue Refunding, (Willow Creek IV
              Apartments Project) Series 1995, (FNMA Collateral
              Agreement),
              1.150% 09/01/25**...........................................        7,895
  18,400    Kansas City, Missouri Industrial Development Authority
              Multi-Family Housing Revenue, (Timberlane Village Associates
              Project) Series 1986, (UBS AG LOC),
              1.250% 06/01/27**...........................................       18,400
  16,450    Missouri Development Financial Board Cultural Facilities
              Revenue, (Nelson Gallery Foundation Project) Series 2001B,
              (MBIA Insured, JP Morgan Chase Bank SBPA),
              1.200% 12/01/31**...........................................       16,450
  27,505    Missouri State Development Finance Board Lease Revenue,
              (Missouri Association of Utilities Lease Pool Project)
              Series 1999, (TransAmerica Life and Annuity Guarantee),
              1.230% 12/01/22**...........................................       27,505

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            MISSOURI -- (CONTINUED)
 $11,390    Missouri State Development Finance Board Revenue, (Salvation
              Army Project) Series 2002, (Bank of New York LOC),
              1.150% 12/01/32**...........................................   $   11,390
   3,700    Missouri State Health Educational Facilities Authority
              Revenue, (Christian Brothers Project) Series 2002A, (U.S.
              Bank N.A. LOC),
              1.200% 10/01/32**...........................................        3,700
   8,665    Platte County, Missouri Industrial Development Authority
              Multi-Family Housing Revenue Refunding, (Wexford Place
              Project) Series 1996, (Bank One Texas, N.A. LOC),
              1.220% 04/01/28**#..........................................        8,665
  25,000    St. Charles County, Missouri Industrial Development Authority,
              Industrial Revenue Refunding, (Country Club Apartments
              Project) Series 1994, (Fannie Mae LOC),
              1.150% 07/15/32**...........................................       25,000
   5,000    St. Louis, Missouri Industrial Development Authority Revenue
              Refunding, (Wetterau, Inc. Project) Series 1989, (PNC Bank,
              N.A. LOC),
              1.200% 05/01/09**#..........................................        5,000
                                                                             ----------
                                                                                151,410
                                                                             ----------
            NEW HAMPSHIRE -- 0.7%
  19,915    Manchester, New Hampshire General Airport Revenue, Series
              2002C, (FSA Insured, Dexia Credit Local SPA),
              1.200% 01/01/32**...........................................       19,915
                                                                             ----------
            NEW JERSEY -- 1.8%
  55,000    New Jersey State, TRAN, Series 2002,
              3.000% 06/12/03.............................................       55,161
                                                                             ----------
            NEW MEXICO -- 0.3%
   3,100    Albuquerque, New Mexico Revenue Refunding, (Charter Hospital
              Inc. Project) Series 1992, (Chase Manhattan Bank LOC),
              1.300% 03/01/14**...........................................        3,100
   5,900    Dona Ana County, New Mexico IDR, (Foamex Products, Inc.
              Project) Series 1985, (Bank of Nova Scotia LOC),
              1.150% 11/01/13**...........................................        5,900
                                                                             ----------
                                                                                  9,000
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            NEW YORK -- 6.4%
 $ 1,940    Long Island, New York Power Authority, Electric Systems
              Revenue, Series 1998-2A, (Westdeutsche Landesbank
              Girozentrale LOC, State Street Bank & Trust Company LOC),
              1.100% 05/01/33**...........................................   $    1,940
  12,495    Metropolitan Transit Authority New York Service Contract,
              Series 2003, (MBIA Insured, Merrill Lynch Capital Services
              SBPA),
              1.190% 07/01/11**@@.........................................       12,495
   2,740    Monroe County, New York Industrial Development Agency, Civic
              Facilities Revenue, (Hillside Childrens Center Project)
              Series 1998, (Key Bank, N.A. LOC),
              1.250% 08/01/18**#..........................................        2,740
  28,250    New York and New Jersey Port Authority, Construction Notes,
              Series 2003UU,
              2.000% 10/15/03.............................................       28,397
   9,950    New York City Transitional Financial Authority, New York City
              Recovery, Series 2002, (Bank of New York SBPA),
              1.150% 11/01/22**...........................................        9,950
  94,500    New York City, New York Transitional Finance Authority
              Revenue, Series 2003-2,
              2.000% 02/19/04.............................................       95,289
   7,500    New York State Environment Facility, Series 2003,
              1.020% 08/15/03.............................................        7,500
   9,300    New York State GO, (Environmental Quality Project) Series
              1998G, (Westdeutsche Landesbank LOC),
              1.480% 11/30/18**...........................................        9,300
   6,400    New York State GO, Series 2000B, (Dexia Credit Local de France
              LOC), Mandatory Put 08/07/03 @ 100,
              1.500% 03/15/30**...........................................        6,400
  21,050    New York State Local Government Assistance Corporation, Series
              1995, (Societe Generale LOC, Landesbank Hessen-Thueringen
              LOC),
              1.150% 04/01/25**...........................................       21,050
     450    New York State Power Authority Revenue and General Purpose GO,
              Series 1985, (First Union National Bank LOC, Bank of Nova
              Scotia LOC, Toronto Dominion Bank LOC),
              2.900% 03/01/20**...........................................          453
                                                                             ----------
                                                                                195,514
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            NORTH CAROLINA -- 3.1%
 $ 5,000    Charlotte, North Carolina GO, Series 2002,
              3.000% 07/01/03.............................................   $    5,019
  13,935    Henderson County, North Carolina Hospital Revenue, (Margaret R
              Pardee Memorial Hospital Project) Series 2001, (Branch
              Banking & Trust LOC),
              1.150% 10/01/21**...........................................       13,935
   7,500    Lenoir County, North Carolina Hospital Revenue, (Lenoir
              Memorial Hospital Project) Series 1998, (Wachovia Bank of
              North Carolina, N.A. LOC),
              1.170% 10/01/12**...........................................        7,500
   7,700    New Hanover County, North Carolina Industrial Facilities and
              Pollution Control Financing Authority Revenue Refunding,
              (Corning, Inc. Project) Series 1997, (Wachovia Bank of
              Georgia, N.A. LOC),
              1.170% 05/01/10**...........................................        7,700
   4,290    North Carolina Capital Facilities Financing Agency,
              Educational Facilities Revenue, (Barton College Project)
              Series 2001, (Branch Banking & Trust LOC),
              1.150% 02/01/13**...........................................        4,290
  12,200    North Carolina Educational Facilities Financing Agency
              Revenue, (Ravenscroft School Project) Series 2000, (Wachovia
              Bank, N.A. LOC),
              1.170% 08/01/20**...........................................       12,200
   9,810    North Carolina Educational Facilities Financing Agency
              Revenue, (Roman Catholic Diocese of Charlotte Project)
              Series 2000, (Wachovia Bank, N.A. LOC),
              1.170% 06/01/17**...........................................        9,810
  10,900    North Carolina Medical Care Commission Retirement Facilities
              Revenue, (Aldersgate Project) Series 2001, (Branch Banking &
              Trust LOC),
              1.250% 01/01/31**...........................................       10,900
   4,660    North Carolina Medical Care Community Health Care Facilities
              Revenue, (Rutherford Hospital Inc. Project) Series 2001,
              (Branch Banking & Trust LOC),
              1.150% 09/01/21**...........................................        4,660

                       SEE NOTES TO FINANCIAL STATEMENTS.
 52

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $10,000    North Carolina Medical Care Community Hospital Revenue,
              (Westcare Health System Project) Series 2002A, (Branch
              Banking & Trust LOC),
              1.150% 09/01/22**...........................................   $   10,000
   7,200    North Carolina State Medical Care Commission Community Health
              Care Facilities Revenue, (Carolina Village Inc. Project)
              Series 1998, (Wachovia Bank of North Carolina, N.A. LOC),
              1.170% 10/01/18**#..........................................        7,200
                                                                             ----------
                                                                                 93,214
                                                                             ----------
            OHIO -- 1.6%
  17,050    Cleveland, Ohio Waterworks Revenue, Series 2002L, (FGIC
              Insured, Westdeutsche Landesbank SBPA),
              1.100% 01/01/33**...........................................       17,050
   7,400    Lucas County, Ohio Facilities Improvement Revenue, (Toledo
              Zoological Society Project) Series 1997, (Key Bank, N.A.
              LOC),
              1.200% 10/01/05**#..........................................        7,400
   8,000    Montgomery County, Ohio Economic Development Revenue, (The
              Dayton Art Institute Project) Series 1996, (National City
              Bank LOC),
              1.200% 05/01/26**...........................................        8,000
  15,605    Muskingum County, Ohio Hospital Facilities Revenue Refunding,
              (Genesis Healthcare System Project) Series 2000, (National
              City Bank LOC),
              1.170% 12/01/20**...........................................       15,605
     995    Summit County, Ohio IDR Refunding, (Keebler Company Project)
              Series 1993, (Bank of New York LOC),
              1.300% 03/01/05**...........................................          995
                                                                             ----------
                                                                                 49,050
                                                                             ----------
            OKLAHOMA -- 1.7%
   1,600    Oklahoma State Industrial Authority Revenue, (Amateur Softball
              Association Project) Series 2002, (Bank One Oklahoma N.A.
              LOC),
              1.300% 06/01/14**...........................................        1,600
  41,275    Payne County, Oklahoma Economic Development Authority Student
              Housing Revenue, (OSUF Phase III Project) Series 2002,
              (AMBAC Insured, Dexia Credit Local SPA)
              1.200% 06/01/32**...........................................       41,275
   7,000    Tulsa County, Oklahoma Independent School District No. 001,
              Series 2000B, (AMBAC Insured),
              5.000% 08/01/03.............................................        7,079
                                                                             ----------
                                                                                 49,954
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            OREGON -- 0.3%
 $ 7,750    Portland, Oregon TAN, Series 2002,
              2.500% 06/26/03.............................................   $    7,767
                                                                             ----------
            PENNSYLVANIA -- 1.5%
   2,850    Allegheny County, Pennsylvania Hospital Development Authority
              Revenue, (South Hills Healthcare Project) Series 2000A, (PNC
              Bank N.A. LOC), Mandatory Put 06/01/03 @ 100,
              1.950% 06/01/30**...........................................        2,850
   7,570    Allegheny County, Pennsylvania IDR, (United Jewish Federation
              Project) Series 1995B, (PNC Bank, N.A. LOC),
              1.200% 10/01/25**...........................................        7,570
  11,400    Harrisburg, Pennsylvania Authority Revenue, (Cumblerland
              Valley School Project) Series 2002B, (FSA Insured, Dexia
              Credit Local SBPA),
              1.200% 03/01/34**...........................................       11,400
   2,200    Harrisburg, Pennsylvania Authority Revenue, (West Brandywine
              Project) Series 2002D, (FSA Insured, Dexia Credit Local
              SPA),
              1.200% 03/01/34**...........................................        2,200
   5,000    Montgomery County, Pennsylvania Industrial Development
              Authority Revenue, (Plymouth Woods Project) Series 1987,
              (PNC Bank, N.A. LOC),
              1.200% 09/01/06**#..........................................        5,000
  10,000    Pennsylvania State Higher Educational Facilities Authority,
              Health Services Revenue, (University of Pennsylvania
              Project) Series 1994B, (BNP Paribas LOC, Bayerische
              Landesbank LOC, JP Morgan Chase Bank LOC),
              1.200% 01/01/24**...........................................       10,000
   5,685    Philadelphia, Pennsylvania Redevelopment Authority, (The
              Presbyterian Home Project) Series 1998, (PNC Bank, N.A.
              LOC),
              1.200% 07/01/28**#..........................................        5,685
                                                                             ----------
                                                                                 44,705
                                                                             ----------
            SOUTH CAROLINA -- 2.6%
  15,000    Florence County, South Carolina Hospital Revenue, (McLeod
              Regional Medical Center) Series 1985A, (FGIC Insured, First
              Union National Bank SBPA),
              1.200% 11/01/15**...........................................       15,000
   6,200    Greenville County, South Carolina Industrial Revenue, (Edgcomb
              Metals Company Project) Series 1984, (Wells Fargo Bank N.A.
              LOC),
              1.150% 07/01/14**#..........................................        6,200

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $12,400    Piedmont Municipal Power Agency South Carolina Revenue
              Refunding, Series 1997C, (MBIA Insured, Credit Suisse First
              Boston SBPA),
              1.150% 01/01/19**...........................................   $   12,400
  25,000    South Carolina Jobs Economic Development Authority Economic
              Development Revenue, (St. Francis Bon Secours Hospital
              Project) Series 2000PT-503, (Merrill Lynch Guarantee SBPA),
              1.350% 11/15/30**#..........................................       25,000
   7,650    South Carolina Jobs Economic Development Authority Health
              Facilities Revenue, (Carolina Village Project) Series 2000,
              (Branch Banking & Trust LOC),
              1.150% 02/01/22**...........................................        7,650
  10,600    South Carolina, Housing Finance and Development Authority
              Revenue Refunding, (Paces Watch Apartment Project) Series
              2000, (FNMA Collateral Agreement),
              1.150% 08/15/30**...........................................       10,600
                                                                             ----------
                                                                                 76,850
                                                                             ----------
            TENNESSEE -- 4.4%
  10,000    Blount County, Tennessee Public Building Authority Revenue,
              (Local Government Public Improvement Project) Series 2002A,
              (AMBAC Insured, Toronto-Dominion Bank SBPA),
              1.150% 06/01/37**...........................................       10,000
   8,710    Clarksville, Tennessee Public Building Authority Revenue,
              Series 1996, (SunTrust Bank LOC),
              1.150% 07/01/11**...........................................        8,710
   3,350    Cleveland, Tennessee Health and Educational Facilities Board
              Revenue, (Lee University Project) Series 2002, (First
              Tennessee Bank LOC),
              1.250% 12/01/19**...........................................        3,350
   8,900    Dickson County, Tennessee Industrial Development Board
              Revenue, (The Jackson Foundation - Renaissance Learning
              Center Project) Series 1997, (SunTrust Bank of Nashville
              LOC),
              1.150% 11/01/12**#..........................................        8,900
  10,000    Franklin, Tennessee Health and Educational Facilities Board
              Revenue, (Battle Ground Academy Project) Series 2002,
              (SunTrust Bank LOC),
              1.150% 01/01/22**...........................................       10,000

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $14,200    Knox County, Tennessee Health and Educational Facilities Board
              Educational Facilities Revenue, (Webb School - Knoxville
              Project) Series 1999, (SunTrust Bank Nashville LOC),
              1.150% 03/01/19**...........................................   $   14,200
   8,010    Knoxville, Tennessee Utilities Board Electric System Notes
              Revenue, Series 2000, (FSA Insured, SunTrust Bank SBPA),
              1.150% 01/15/05**...........................................        8,010
   1,475    Loudon, Tennessee Water and Sewer Revenue Refunding, Series
              1996, (Wachovia Bank, N.A. LOC),
              1.220% 09/01/06**#..........................................        1,475
   3,600    Metropolitan Government, Nashville and Davidson County,
              Tennessee Housing and Educational Facilities Board Revenue
              Refunding, (Multi-Family Timberlake Project) Series 2002,
              (FNMA Collateral Agreement),
              1.150% 08/15/32**...........................................        3,600
   7,740    Metropolitan Government, Nashville and Davidson County,
              Tennessee Housing and Educational Facilities Board Revenue,
              (Mary Queen of Angels Project) Series 2000, (SunTrust Bank
              N.A. LOC),
              1.150% 07/01/32**...........................................        7,740
   4,055    Metropolitan Government, Nashville and Davidson County,
              Tennessee Industrial Development Board Revenue Refunding,
              (Nashville Apartment Properties Project) Series 1995-2,
              (AmSouth Bank, N.A. LOC),
              1.150% 09/01/15**#..........................................        4,055
  11,000    Montgomery County, Tennessee Public Building Authority
              Revenue, Series 1995, (SunTrust Bank LOC),
              1.150% 07/01/15**...........................................       11,000
   7,700    Sevier County, Tennessee Public Building Authority, (LOC
              Government Public Improvement Project) Series 2000, (FSA
              Insured, Morgan Guaranty Trust SBPA),
              1.200% 06/01/23**...........................................        7,700
   3,095    Sevier County, Tennessee Public Building Authority, (LOC
              Government Public Improvement Project) Series 2000B, (FSA
              Insured, Morgan Guaranty Trust SBPA),
              1.200% 06/01/20**...........................................        3,095
  11,400    Sevier County, Tennessee Public Building Authority, (LOC
              Government Public Improvement Project) Series 2000E, (AMBAC
              Insured, Morgan Guaranty Trust SBPA),
              1.200% 06/01/30**...........................................       11,400

                       SEE NOTES TO FINANCIAL STATEMENTS.
 54

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $ 3,100    Sevier County, Tennessee Public Building Authority, (LOC
              Government Public Improvement Project) Series 2001B, (AMBAC
              Insured, Morgan Guaranty Trust SBPA),
              1.200% 06/01/22**...........................................   $    3,100
  10,000    Sevier County, Tennessee Public Building Authority, (Local
              Government Public Improvement IV-B-3 Project) Series 2000,
              (FSA Insured, Morgan Guaranty Trust SBPA),
              1.200% 06/01/19**...........................................       10,000
   5,820    Shelby County, Tennessee Health Educational and Housing
              Facilities Board Revenue, (Memphis University School
              Project) Series 2002, (SunTrust Bank LOC),
              1.190% 10/01/22**...........................................        5,820
                                                                             ----------
                                                                                132,155
                                                                             ----------
            TEXAS -- 8.9%
  22,500    Bell County, Texas Health Facilities Development Corporation
              Revenue, (Scott and White Memorial Hospital Project) Series
              2001-2,
              1.200% 08/15/31**...........................................       22,500
   4,995    Brazosport Texas Independent School District, Series 2003,
              (PSF-GTD, Merrill Lynch Capital Services SBPA),
              1.210% 08/15/10**...........................................        4,995
  10,000    Coastal Bend, Texas Health Facilities Development Corporation
              Revenue, (Incarnate Word Health Services Project) Series
              1998B, (AMBAC Insured, Bank One SBPA),
              1.220% 08/15/28**...........................................       10,000
   5,000    Dallas-Fort Worth, Texas, Regional Airport Revenue Refunding,
              (Dallas-Fort Worth Airport Project) Series 1994A, (MBIA
              Insured),
              5.400% 11/01/03.............................................        5,124
   9,600    Grand Prairie, Texas Housing Finance Corporation Multi-Family
              Housing Revenue, (Lincoln Property), Series 1993, (GE Credit
              Corporation Guarantee),
              1.200% 06/01/10**##.........................................        9,600
   9,000    Grand Prairie, Texas Housing Finance Corporation Multi-Family
              Housing Revenue, (Windbridge Grand Prairie Project) Series
              1993, (GE Credit Corporation Guarantee),
              1.200% 06/01/10**##.........................................        9,000
   3,800    Harris County, Texas Industrial Development Corporation, PCR
              Refunding, (Shell Oil Company Project) Series 1997, (JP
              Morgan Chase Bank SBPA),
              1.150% 04/01/27**...........................................        3,800

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $12,760    Hunt, Texas Memorial Hospital District Revenue, Series 1998,
              (FSA Insured, Chase Bank of Texas N.A. SPA),
              1.180% 08/15/17**...........................................   $   12,760
  23,035    Mesquite, Texas Independent School District GO, Series 2000,
              (Texas Permanent School Fund Guarantee, Morgan Guaranty
              Trust SBPA),
              1.150% 08/15/25**...........................................       23,035
  18,340    North East Texas Independent School District, GO, Series 2000
              PT-1249, (Texas Permanent School Fund Guarantee, Merrill
              Lynch SBPA),
              1.210% 02/01/21**#..........................................       18,340
   5,000    Northside, Texas Independent School District GO, Series 2002B,
              (PSF-GTD, Dexia Credit Local SBPA),
              1.270% 08/01/33**...........................................        5,002
  10,250    Port Development Corporation of Texas Marine Terminal Revenue,
              (Pasadena Terminal Company, Inc. Project) Series 1984,
              (Deutsche Bank A.G. LOC),
              1.450% 12/01/04**#..........................................       10,250
   7,000    Richmond, Texas Higher Educational Finance, (Bayou University
              Houston Project) Series 2003A, (AMBAC Insured, JP Morgan
              Chase Bank SBPA),
              1.200% 08/01/33**...........................................        7,000
   2,200    Tarrant County, Texas Housing Finance Corporation Revenue
              Refunding, (Multi-Family Sierra Springs Apartments Project)
              Series 1999, (FNMA Collateral Agreement),
              1.150% 02/15/27**...........................................        2,200
   6,800    Texas State Department Housing and Community Affairs
              Multi-Family Revenue, (High Point III Project) Series 1993,
              (FNMA Collateral Agreement),
              1.150% 02/01/23**...........................................        6,800
  70,000    Texas State TRAN GO, Series 2002,
              2.750% 08/29/03.............................................       70,365
  23,925    Texas Water Development Board Revenue Refunding, State
              Revolving Fund, Series 2003, (JP Morgan Chase Bank SBPA),
              1.150% 07/15/22**...........................................       23,925
  18,700    Texas, Lower Colorado River Authority, Revenue, (MBIA Insured,
              Citibank SBPA),
              1.230% 05/15/26**##.........................................       18,700
   8,135    Williamson County, Texas Putable Receipts, Series 1988, (FSA
              Insured, Morgan Guaranty Trust SBPA),
              1.250% 02/15/21**##.........................................        8,135
                                                                             ----------
                                                                                271,531
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            UTAH -- 2.7%
 $29,050    Emery County, Utah PCR, (PacifiCorp Project) Series 1991,
              (Bank One, N.A. LOC),
              1.200% 07/01/15**...........................................   $   29,050
  13,000    Salt Lake City, Utah TRAN, Series 2002,
              2.500% 06/30/03.............................................       13,032
  24,300    Utah State Building Ownership Authority Lease Revenue, (State
              Facility Master Lease Project) Series 2001C, (Landesbank
              Hessen Thueringen LOC),
              1.200% 05/15/22**...........................................       24,300
   7,000    Utah State, GO, Series 2002,
              3.000% 07/01/03.............................................        7,024
   7,015    Utah State, Series 2003, (Paribas Liquidity Facility),
              1.210% 07/01/15**...........................................        7,015
                                                                             ----------
                                                                                 80,421
                                                                             ----------
            VIRGINIA -- 1.7%
   3,830    Alexandria, Virginia Industrial Development Authority Revenue,
              (American Red Cross Project) Series 1989, (First Union
              National Bank LOC),
              1.220% 01/01/09**...........................................        3,830
   4,000    Front Royal & Warren County Virginia IDR, Hospital Facility,
              (Warren Memorial Hospital Project) Series 2003, Branch
              Banking and Trust LOC),
              1.150% 05/01/23**...........................................        4,000
   2,000    Spotsylvania County, Virginia Industrial Development Authority
              IDR, (Carlisle Corporation Project) Series 1993, (SunTrust
              Bank LOC),
              1.150% 06/01/08**#..........................................        2,000
   9,465    Virginia College Building Authority, Virginia Educational
              Facilities Revenue, Series 1999-Putters 134, (FSA Insured,
              JP Morgan Chase SBPA),
              1.250% 09/01/07**#..........................................        9,465
   8,500    Virginia State College Building Authority, Educational
              Facilities Revenue, (University of Richmond Project) Series
              1996, (Crestar Bank SBPA),
              1.170% 11/01/26**...........................................        8,500
  22,000    Williamsburg, Virginia Industrial Development Authority IDR,
              (Colonial Williamsburg Project) Series 2000, (First Union
              National Bank LOC),
              1.170% 10/01/35**...........................................       22,000
                                                                             ----------
                                                                                 49,795
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            WASHINGTON -- 0.3%
 $10,000    Washington State Health Care Facility Authority Lease Revenue,
              (National Healthcare Research and Education Project) Series
              2000, (BNP Paribas LOC),
              1.200% 01/01/32**...........................................   $   10,000
     400    Washington State, Healthcare Facilities Revenue, (Sisters of
              Joseph Peace Project) Series 1993, (MBIA Insured, US Bank
              N.A. SBPA),
              1.150% 04/01/18**...........................................          400
                                                                             ----------
                                                                                 10,400
                                                                             ----------
            WEST VIRGINIA -- 1.0%
  11,300    Marshall County, West Virginia PCR, (Mountaineer Carbon
              Company Project) Series 1985, (BP Amoco plc Guarantee),
              1.200% 12/01/20**...........................................       11,300
  18,000    West Virginia State Hospital Finance Authority Revenue, (St.
              Mary's Hospital Project) Series 1987, (Bank One of West
              Virginia LOC),
              1.220% 10/01/12**...........................................       18,000
                                                                             ----------
                                                                                 29,300
                                                                             ----------
            WISCONSIN -- 2.9%
  26,500    Milwaukee, Wisconsin RAN, Series 2003,
              1.500% 12/15/03.............................................       26,586
   3,995    Wind Point, Wisconsin Revenue, (The Johnson Foundation
              Project) Series 2000, (Harris Trust & Savings Bank LOC),
              1.200% 09/01/35**...........................................        3,995
     725    Wisconsin State Certificate of Participation, Master Lease,
              Series 2002D, (MBIA Insured),
              2.000% 09/01/03.............................................          728
   2,175    Wisconsin State GO, Series 1993A,
              4.900% 05/01/03.............................................        2,181
  30,350    Wisconsin State Health and Educational Facilities Authority
              Revenue, (St. Luke's Medical Center Project) Series 1987,
              (First National Bank of Chicago LOC),
              1.150% 12/01/17**#..........................................       30,350
  22,000    Wisconsin State Health and Educational Facilities Authority
              Revenue, (Wheaton Franciscan Services Project) Series 1997,
              (Toronto Dominion Bank LOC),
              1.170% 08/15/16**#..........................................       22,000
                                                                             ----------
                                                                                 85,840
                                                                             ----------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $3,075,950)...........................................    3,075,950
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 56

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


                                                                                VALUE
                                                                                (000)
----------------------------------------------------------------------------------------
            TOTAL INVESTMENTS
              (Cost $3,075,950*)................................   102.1%    $3,075,950
                                                                             ----------
            OTHER ASSETS AND LIABILITIES (NET)..................    (2.1)%
            Cash..........................................................   $        5
            Receivable for investment securities sold.....................       16,018
            Interest receivable...........................................       10,504
            Payable for Fund shares redeemed..............................         (100)
            Investment advisory fee payable...............................         (309)
            Administration fee payable....................................         (145)
            Shareholder servicing and distribution fees payable...........         (317)
            Distributions payable.........................................       (1,963)
            Payable for investment securities purchased...................      (87,771)
            Accrued Trustees' fees and expenses...........................         (117)
            Accrued expenses and other liabilities........................         (283)
                                                                             ----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................      (64,478)
                                                                             ----------
            NET ASSETS..........................................   100.0%    $3,011,472
                                                                             ==========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $       47
            Accumulated net realized gain on investments sold.............           56
            Paid-in capital...............................................    3,011,369
                                                                             ----------
            NET ASSETS....................................................   $3,011,472
                                                                             ==========

                                                                                VALUE
----------------------------------------------------------------------------------------
            NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
            CAPITAL CLASS SHARES:
            ($275,095,128 / 275,090,966 shares outstanding)...............        $1.00
                                                                             ==========
            TRUST CLASS SHARES:
            ($2,411,508,012 / 2,412,029,844 shares outstanding)...........        $1.00
                                                                             ==========
            INSTITUTIONAL SHARES:
            ($23,348,078 / 23,347,368 shares outstanding).................        $1.00
                                                                             ==========
            LIQUIDITY CLASS SHARES:
            ($1,917,997 / 1,917,926 shares outstanding)...................        $1.00
                                                                             ==========
            ADVISER CLASS SHARES:
            ($9,661,041 / 9,660,993 shares outstanding)...................        $1.00
                                                                             ==========
            INVESTOR CLASS SHARES:
            ($138,284,445 / 138,140,637 shares outstanding)...............        $1.00
                                                                             ==========
            DAILY CLASS SHARES:
            ($64,516,226 / 64,347,378 shares outstanding).................        $1.00
                                                                             ==========
            INVESTOR A SHARES:
            ($87,141,056 / 87,105,523 shares outstanding).................        $1.00
                                                                             ==========

---------------

 * Federal income tax information (see Note 7).

 **Variable rate note. The interest rate shown reflects the rate in effect at March 31, 2003. These securities are subject to demand features of either one, seven or thirty days.

 ***
   Zero coupon security. The rate shown reflects the yield to maturity at March 31, 2003.

 # Security not registered under the Securities Act of 1933, as amended.
   These securities may be resold in transactions exempt from registration to qualified institutional buyers.

 ##Security exempt from registration under Rule 144A of the Securities
   Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

 @@Restricted security (see Note 5).

Nations Tax-Exempt Reserves had the following industry concentrations greater than 10% at March 31, 2003 (as a percentage of net assets):

Healthcare Revenue                                20.72%
Education Revenue                                 19.45%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  STATEMENT OF NET ASSETS                                     MARCH 31, 2003


PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
--------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 98.4%
            CALIFORNIA -- 95.9%
 $ 9,000    ABAG Finance Authority for Non-Profit Corporations,
              1.100% 10/01/32**.........................................   $    9,000
  12,675    ABAG Finance Authority for Non-Profit Corporations,
              California Certificates of Participation, (Lucile Salter
              Packard Project) Series 1993, (AMBAC Insured, Bayerische
              Landesbank SBPA),
              1.100% 08/01/23**.........................................       12,675
  12,000    ABAG Finance Authority for Non-Profit Corporations,
              California Revenue,
              Series 2003A, (Societe Generale SBPA),
              1.150% 07/01/08**.........................................       12,000
  10,000    ABC California United School District TRAN, Series 2002,
              2.500% 10/08/03...........................................       10,057
   4,650    Alameda - Contra Costa County, California School Financing
              Authority, Certificate of Participation,
              Series 1999G, (AMBAC Insured),
              1.200% 08/01/24**.........................................        4,650
   3,320    Alameda - Contra Costa County, California Schools Financing
              Authority Certificates of Participation, (Capital
              Improvements Financing Project)
              Series 1997B, (Scotiabank LOC),
              1.250% 07/01/23**.........................................        3,320
   1,100    Alameda - Contra Costa County, California Schools Financing
              Authority Certificates of Participation, (Capital
              Improvements Financing Project)
              Series 1997D, (Bank of Nova Scotia LOC),
              1.250% 07/01/18**.........................................        1,100
   2,510    Alameda - Contra Costa County, California Schools Financing
              Authority Certificates of Participation, (Capital
              Improvements Financing Project)
              Series 1997E, (Bank of Nova Scotia LOC),
              1.250% 06/01/22**.........................................        2,510
   1,765    Alameda - Contra Costa County, California Schools Financing
              Authority Certificates of Participation, (Capital
              Improvements Financing Project)
              Series 2000F, (KBC Bank N.V. LOC),
              1.300% 08/01/23**.........................................        1,765
     720    Alameda - Contra Costa County, California Schools Financing
              Authority Certificates of Participation, (Capital
              Improvements Financing Project)
              Series 2000I, (AMBAC Insured, KBC Bank N.V. SBPA),
              1.250% 08/01/29**.........................................          720

PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
--------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 6,480    Alameda County, California Corridor Transportation Authority
              Revenue,
              Series 1999CMC-1, (MBIA Insured, JP Morgan SBPA),
              1.150% 10/01/13**##.......................................   $    6,480
   3,100    Alameda County, California Industrial Devlopment Authority
              Revenue, (Segale Brothers Wood Production Project) Series
              2002, (Bank of the West LOC),
              1.300% 10/01/32**.........................................        3,100
   6,900    Anaheim, California Unified High School District
              Certificates of Participation, (School Faculty Bridging
              Funding Project) Series 1999, (FSA Insured, First Union
              National Bank SBPA),
              1.150% 09/01/13**.........................................        6,900
   1,500    Anaheim, California Unified High School District
              Certificates of Participation, (School Faculty Bridging
              Funding Project) Series 1999, (FSA Insured, First Union
              National Bank SBPA),
              1.150% 09/01/29**.........................................        1,500
   2,000    Azusa, California Unified School District Certificates of
              Participation, (School Facilities Bridge Program) Series
              2002, (FSA Insured, Dexia Credit Local SBPA),
              1.130% 03/01/36**.........................................        2,000
  15,000    California Community College Financing Authority, TRAN,
              Series 2002A, (FSA Insured),
              3.000% 06/30/03...........................................       15,048
  14,275    California Educational Facilities Authority Revenue, Series
              2000A, (Societe Generale LOC),
              1.120% 10/01/27**##.......................................       14,275
  15,100    California GO, (AMBAC Insured, Citibank LOC),
              1.120% 04/01/04**##.......................................       15,100
  18,000    California GO, (MBIA Insured, Citibank LOC),
              1.120% 02/01/06**##.......................................       18,000
  13,085    California GO, Series 1999, (MBIA Insured, Merrill Lynch &
              Company SBPA),
              1.180% 12/01/18**##.......................................       13,085
   2,355    California Golden Empire Schools Financing Authority
              Revenue, (Kern High School District Project)
              Series 1995A, (Canadian Imperial Bank LOC),
              1.050% 12/01/24**.........................................        2,355

                       SEE NOTES TO FINANCIAL STATEMENTS.
 58

NATIONS MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
--------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 4,100    California Golden Empire Schools Financing Authority
              Revenue, (Kern High School District)
              Series 1995B, (Bank of New York LOC, California State
              Teachers Retirement LOC),
              1.050% 12/01/24**.........................................   $    4,100
   7,520    California Health Facilities Financing Authority Revenue,
              (Industry Hospital Adventist Project) Series 1998C,
              1.200% 09/01/15**.........................................        7,520
  14,075    California Health Facilities Financing Authority Revenue,
              (Scripps Memorial Hospital Project) Series 1991B, (MBIA
              Insured, Credit Local de France SBPA),
              1.080% 10/01/21**.........................................       14,075
  10,995    California Health Facilities Financing Authority Revenue,
              Series 1998CMC-6, (FSA Insured),
              1.150% 06/01/12**##.......................................       10,995
  10,900    California Housing Finance Agency Revenue, (Home Mortgage
              Project) Series 2000U, AMT, (MBIA Insured, KBC Bank N.V.
              Liquidity Facility),
              1.150% 02/01/17**.........................................       10,900
   1,840    California Housing Finance Agency Revenue, Series 1995,
              (MBIA Insured, Credit Suisse First Boston SBPA),
              1.180% 08/01/26**##.......................................        1,840
   3,150    California Housing Finance Agency Revenue, Series 2000,
              (State Street Bank & Trust Company LOC),
              1.310% 08/01/29**.........................................        3,150
  21,000    California Housing Finance Agency Revenue, Series 2002Q,
              AMT, (Bank of Nova Scotia Liquidity Facility),
              1.300% 08/01/33**.........................................       21,000
   7,040    California Housing Financing Agency Revenue, (Home Mortgage
              Project) Series 2001J, AMT, (FSA Insured, Lloyds TSB Bank
              plc, SBPA),
              1.130% 02/01/32**.........................................        7,040
   5,500    California Infrastructure and Economic Development, IDR,
              (Kruger & Sons Inc. Project) Series 2002, AMT, (Bank of
              the West LOC),
              1.250% 11/01/28**.........................................        5,500
  15,600    California M-S-R Public Power Agency Revenue, (San Juan
              Project) Series 1995B, (AMBAC Insured, Bank of Nova Scotia
              SBPA),
              1.100% 07/01/22**.........................................       15,600
   3,800    California M-S-R Public Power Agency Revenue, (San Juan
              Project) Series 1997D, (MBIA Insured, National Westminster
              LOC),
              1.150% 07/01/18**.........................................        3,800

PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
--------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 2,500    California Pollution Control Financing Authority Solid Waste
              Disposal Revenue, (Blue Line Transfer Project)
              Series 2002A, (Wells Fargo Bank LOC),
              1.200% 08/01/14**.........................................   $    2,500
  10,000    California Pollution Control Financing Authority Solid Waste
              Disposal Revenue, (Browing Ferris Industries) Series
              1997A, (Chase Manhattan Bank LOC),
              1.150% 09/01/19**.........................................       10,000
   1,400    California Pollution Control Financing Authority Solid Waste
              Disposal Revenue, (Santa Clara Valley Industries Project)
              Series 1998A, AMT, (Comerica Bank LOC),
              1.300% 03/01/18**##.......................................        1,400
  10,675    California Pollution Control Financing Authority, PCR,
              (Resource Recovery - Wadham Energy Project) Series 1987C,
              AMT, (Danske Bank LOC),
              1.150% 11/01/17**.........................................       10,675
  25,000    California School Cash Reserve Program Authority, Revenue,
              Series 2002A, (AMBAC Insured),
              3.000% 07/03/03...........................................       25,083
   7,380    California School Facilities Financing Corporation
              Certificates of Participation, Series 1998A, (Bayerische
              Hypotheken und Vereinsbank LOC),
              1.050% 07/01/22**.........................................        7,380
  27,100    California State Department of Water Resources, Power Supply
              Revenue, Series 2002B-1, (Bank of New York LOC, California
              State Teachers Retirement LOC),
              1.200% 05/01/22**.........................................       27,100
  25,600    California State Department of Water Resources, Power Supply
              Revenue, Series 2002B-4, (Bayerische Landesbank LOC),
              1.150% 05/01/22**.........................................       25,600
   2,000    California State Department of Water Resources, Power Supply
              Revenue, Series 2002B-5, (Bayerische Landesbank LOC,
              Westdeutsche Landesbank LOC),
              1.200% 05/01/22**.........................................        2,000
  19,000    California State Department Water Resources Power Supply
              Revenue, Series 2002C, (Bank of New York LOC),
              1.180% 05/01/22**.........................................       19,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
--------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $10,120    California State Floating Rate Receipts, Series 1997SG-91,
              (FGIC Insured, Societe Generale LOC),
              1.180% 10/01/21**##.......................................   $   10,120
  15,950    California State GO, Municipal Trust Receipts, Series
              1997SGA-54, (AMBAC Insured, Societe Generale SBPA),
              1.130% 06/01/21**##.......................................       15,950
   2,495    California State, Series 1999-132, (FGIC Insured, JP Morgan
              Chase Insured),
              1.200% 04/01/08**##.......................................        2,495
   9,000    California Statewide Communities Development Authority
              Multi-Family Housing Revenue, (Oakmont Senior Living
              Project) Series 2001Y, AMT, (East West Bank LOC, FHLB
              SBPA),
              1.150% 08/01/31**.........................................        9,000
   7,585    California Statewide Communities Development Authority
              Revenue, (Fairfax Senior Citizens Housing Project) Series
              2000A,
              1.150% 09/15/30**.........................................        7,585
   5,000    California Statewide Communities Development Authority
              Revenue, (Hanna Boys Center Project) Series 2002,
              (Northern Trust Company LOC),
              1.130% 12/31/29**.........................................        5,000
  10,000    California Statewide Communities Development Authority
              Revenue, Series 2001A, (BNP Paribas LOC),
              1.080% 03/01/31**.........................................       10,000
   4,500    California Statewide Communities Development Authority, IDR,
              (Multiple Peptide Systems Project) Series 2002A, AMT,
              (Bank of the West LOC),
              1.250% 12/01/17**.........................................        4,500
  25,000    California Statewide Communities Development Authority,
              TRAN, Series 2002, (FSA Insured),
              3.000% 06/30/03...........................................       25,079
   5,940    California Transit Finance Authority Revenue, Series 1997,
              (FSA Insured, Credit Suisse First Boston LOC),
              1.200% 10/01/27**.........................................        5,940
  10,000    California Wateruse Finance Authority Revenue, Series 1998,
              (FSA Insured),
              1.200% 05/01/28**.........................................       10,000
   2,500    Carlsbad, California Unified School District Certificates of
              Participation, (School Facilities Bridge Funding Program)
              Series 2001, (FSA Insured, First Union National Bank
              SBPA),
              1.150% 09/01/24**.........................................        2,500

PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
--------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $10,000    City of Long Beach, California Harbor Department, AMT,
              (Dexia Bank Liquidity Facility),
              1.000% 08/07/03**.........................................   $   10,000
   5,000    Compton, California Community College, BAN, Series 2003,
              2.000% 02/03/04...........................................        5,040
   6,475    Corona, California Multi-Family Revenue Refunding, (Country
              Hills Project) Series 1995A, (FHLMC Insured),
              1.100% 02/01/25**.........................................        6,475
  15,000    Daly City, California Housing Finance Agency Multi-Family
              Revenue Refunding, (Serramonte Del Ray Project) Series
              1999A,
              1.100% 10/15/29**.........................................       15,000
   3,965    Duarte, California Certificates of Participation, (City of
              Hope National Medical Center) Series 1993, Prerefunded
              04/01/03 @ 102,
              6.250% 04/01/23...........................................        4,044
   5,000    Duarte, California Redevelopment Agency Revenue,
              Certificates of Participation, (Johnson Duarte Partners
              Project) Series 1984B, (General Electric Capital
              Corporation LOC),
              1.100% 12/01/14**.........................................        5,000
   7,000    Duarte, California Redevelopment Agency, Certificates of
              Participation, (Piken Duarte Partners Project) Series
              1984A, (General Electric Capital Corporation LOC),
              1.100% 12/01/14**##.......................................        7,000
  31,400    East Bay Municipal Utility District, California Wastewater
              System, Series 1997, (Westdeutsche Landesbank Girozentrale
              SBPA),
              1.050% 09/16/03...........................................       31,400
   2,500    East Bay Municipal Utility District, California Wastewater
              System, Series 1997, (Westdeutsche Landesbank Girozentrale
              SBPA),
              1.050% 09/16/03...........................................        2,500
   7,000    East Bay Municipal Water,
              1.050% 05/21/03...........................................        7,000
   3,025    Fremont, California Multi-Family Housing Revenue, (Mission
              Wells Project) Series 1985E, (Credit Lyonnais LOC,
              Bayerische Landesbank LOC),
              1.200% 09/01/14**##.......................................        3,025
  15,250    Fresno, California Sewer Revenue Refunding, Sub-Lien, Series
              2000A, (FGIC Insured),
              1.100% 09/01/25**##.......................................       15,250

                       SEE NOTES TO FINANCIAL STATEMENTS.
 60

NATIONS MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
--------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $46,600    Glendale, California Certificates of Participation, (Police
              Building Project) Series 2000, (Morgan Guaranty Trust
              SBPA),
              1.150% 06/01/30**.........................................   $   46,600
   7,400    Golden Empire Schools Financing Authority, California Lease
              Revenue, (Kern High School District Project) Series 2001,
              (Bank of New York LOC, California State Teachers
              Retirement LOC),
              1.150% 08/01/31**.........................................        7,400
   4,500    Hayward, California Multi-Family Housing Revenue, (Timbers
              Apartments Project) Series 1998A, AMT, (FNMA Liquidity
              Facility),
              1.160% 03/15/33**.........................................        4,500
   4,350    Indio, California Multi-Family Housing Revenue Refunding,
              Series 1996A, (FNMA Collateral Agreement),
              1.100% 08/01/26**.........................................        4,350
   4,080    Indio, California Multi-Family Housing Revenue, (Western
              Federal Savings Project) Series 1985, (Wells Fargo and
              Company LOC),
              1.250% 06/01/05**.........................................        4,080
   2,000    Irvine, California Revenue Improvement Bond Act of 1915,
              (Assessment District No. 97 Project) Series 1997-16,
              (Societe Generale LOC),
              1.150% 09/02/22**.........................................        2,000
   1,300    Irvine, California, Revenue Improvement Bond Act of 1915,
              (Assessment District No. 94-13 Project) Series 1997,
              (Canadian Imperial Bank LOC),
              1.150% 09/02/22**.........................................        1,300
  15,000    Kern County, California TRAN, Series 2002,
              2.500% 07/01/03...........................................       15,031
   8,500    Livermore Valley, California GO Unified School District, Tax
              and Revenue Anticipation Notes, Series 2002,
              2.100% 10/17/03...........................................        8,531
  15,100    Livermore, California Certificates of Participation, Series
              2000, (AMBAC Insured, Dexia Public Finance SBPA),
              1.200% 10/01/30**.........................................       15,100
  13,000    Long Beach, California GO, (FGIC Insured, Citibank SBPA),
              1.220% 05/15/15**##.......................................       13,000
   9,995    Long Beach, California Municipal Securities Trust Receipts
              Revenue, Series 1998CMC-1, (FGIC Insured, JP Morgan Chase
              SBPA),
              1.250% 05/15/07**##.......................................        9,995

PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
--------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $19,200    Long Beach, California TRAN, Series 2002,
              2.500% 10/02/03...........................................   $   19,308
  63,785    Los Angeles County, California Housing Authority
              Multi-Family Housing Revenue,
              1.290% 10/01/31**##.......................................       63,785
  21,000    Los Angeles County, California Metropolitan Transportation
              Authority Sales Tax Revenue Refunding, Series 1993A, (MBIA
              Insured, Credit Local de France SpA),
              1.100% 07/01/20**.........................................       21,000
  11,715    Los Angeles County, California Metropolitan Transportation
              Authority Sales Tax Revenue, Series 2002, (MBIA Insured,
              Merrill Lynch Capital Services SBPA),
              1.140% 01/01/07**##.......................................       11,715
  25,935    Los Angeles County, California Metropolitian Authority Sales
              Tax Revenue, Series 1996, (MBIA Insured, Societe Generale
              Liquidity Facility),
              1.140% 07/01/18**##.......................................       25,935
  30,000    Los Angeles, California, TRAN,
              3.000% 06/30/03...........................................       30,095
   4,000    Los Angeles, California Harbor Department Revenue, Series
              2000-F7, (MBIA Insured),
              1.150% 11/01/26**.........................................        4,000
   5,470    Los Angeles, California Industrial Development Authority,
              IDR, (Delta Tau Data Systems, Inc. Project) Series 1998,
              AMT, (City National Bank LOC, California State Teachers
              Retirement LOC),
              1.050% 08/01/23**.........................................        5,470
  30,115    Los Angeles, California Multi-Family Housing Revenue,
              (Fountain Park Phase II Project) Series 2000B, (FNMA
              Collateral Agreement),
              1.180% 03/15/34**.........................................       30,115
   9,564    Los Angeles, California Multi-Family Revenue, (Fountain Park
              Housing Project) Series 2002A, (FNMA Liquidity Facility),
              1.180% 03/15/34**.........................................        9,564
  12,500    Los Angeles, California Unified School District TRAN, Series
              2002C,
              3.250% 07/01/03...........................................       12,548
  10,000    Los Angeles, California Wastewater Systems Revenue
              Refunding, Series 2001A, (FGIC Insured, FGIC SBPA),
              1.250% 12/01/31**.........................................       10,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
--------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 7,000    Los Angeles, California Wastewater Systems Revenue
              Refunding, Series 2001B, (FGIC Insured, FGIC SBPA),
              1.250% 12/01/31**.........................................   $    7,000
  10,000    Los Angeles, California Wastewater Systems Revenue, Series
              1996SGA-26, (MBIA Insured, Societe Generale SBPA),
              1.130% 06/01/24**##.......................................       10,000
  12,995    Los Angeles, California Water & Power Revenue, (MBIA
              Insured, JP Morgan Chase Liquidity Facility),
              1.150% 01/01/09**##.......................................       12,995
  34,700    Los Angeles, California Water & Power Revenue, Series
              2001B-2, (Westdeutsche Landesbank Girozentrale SBPA, State
              Street Bank SBPA),
              1.100% 07/01/34**.........................................       34,700
  41,000    Los Angeles, California Water & Power Revenue, Series
              2001B-5, (Landesbank Hessen-Thueringen Girozentrale SBPA,
              Toronto-Dominion Bank SBPA),
              1.150% 07/01/34**.........................................       41,000
  28,600    Los Angeles, California Water & Power Revenue, Series
              2001B-7, (Bayerische Landesbank Girozentrale SBPA, Dexia
              Credit Local SBPA),
              1.150% 07/01/34**.........................................       28,600
  39,000    Los Angeles, California Water & Power Revenue, Series
              2002A-5, (Bayerische Landesbank SBPA, BNP Paribas SBPA,
              Dexia Credit Local SBPA, JP Morgan Chase Bank SBPA, and
              Westdeutsche Landesbank Girozentrale SBPA),
              1.100% 07/01/35**.........................................       39,000
  20,000    Los Angeles, California Wastewater System,
              1.050% 06/19/03...........................................       20,000
  15,000    Los Angeles, California Wastewater System,
              1.100% 08/08/03...........................................       15,000
  22,000    Los Rios, California GO Community College District Tax and
              Revenue Anticipation Notes, Series 2002,
              2.100% 10/17/03...........................................       22,086
  20,000    Metropolitan Water District Southern California Waterwork
              Revenue, Series 1999C, (Morgan Guaranty Trust SBPA),
              1.100% 07/01/27**.........................................       20,000
   1,500    Monterey County, California Financing Authority Revenue,
              (Reclamation and Distribution Project) Series 1995, (Dexia
              Credit Local de France LOC),
              1.100% 09/01/36**.........................................        1,500

PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
--------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 4,290    Morgan Hill, California United School District Receipts GO,
              Series 2000S, (FGIC Insured, Societe Generale),
              1.140% 08/01/25**.........................................   $    4,290
   4,860    Oakland, California Redevelopment Agency Tax Allocation
              Central District Redevelopment, Series 2003, (FGIC
              Insured),
              3.000% 09/01/03...........................................        4,899
  17,010    Oakland, California, Certificates of Participation, (Capital
              Equipment Project) Series 1985, (Landesbank
              Hessen-Thuringen Girozentrale LOC),
              1.150% 12/01/15**.........................................       17,010
  50,500    Oakland-Alameda County, California Coliseum Authority Lease
              Revenue, (Coliseum Project) Series 2000C-2, (Canadian
              Imperial Bank LOC, California State Teachers Retirement
              LOC),
              1.100% 02/01/25**.........................................       50,500
  36,940    Oceanside, California Multi-Family Housing Revenue
              Refunding, (Lakeridge Apartments Project) Series 1994,
              (FHLMC Collateral Agreement),
              1.100% 08/01/17**.........................................       36,940
  20,000    Orange County, California Apartment Development Revenue
              Refunding, (Bluffs Apartments Project) Series 1999C,
              (FHLMC Insured),
              1.150% 12/01/29**.........................................       20,000
   5,800    Orange County, California Apartment Development Revenue,
              (Bear Brand Apartments Project) Series 1985Z, (KBC Bank
              N.V. LOC),
              1.100% 11/01/07**.........................................        5,800
  12,700    Orange County, California Housing Authority Apartment
              Development Revenue Refunding, (Oasis Martinique Project)
              Series 1998I, (FNMA Collateral Agreement),
              1.140% 06/15/28**.........................................       12,700
   1,300    Orange County, California Industrial Development Authority,
              IDR, (Control Air Conditioning Project) Series 1997A, AMT,
              (California State Teachers Retirement Fund LOC),
              1.200% 05/01/22**.........................................        1,300
   9,600    Orange County, California Sanitation Districts Certificates
              of Participation Refunding, (District Nos. 1-3, 5-7 and 11
              Projects) Series 1992, (AMBAC Insured, Lloyds TSB Bank plc
              SBPA),
              1.100% 08/01/13**.........................................        9,600

                       SEE NOTES TO FINANCIAL STATEMENTS.
 62

NATIONS MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
--------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 8,610    Orange County, California Special Financing Authority
              Revenue, Series 1995B, (AMBAC Insured, First Union
              National Bank SBPA),
              1.150% 11/01/14**##.......................................   $    8,610
  11,000    Orange County, California Special Financing Authority
              Revenue, Series 1995C, (AMBAC Insured, First Union
              National Bank SBPA),
              1.150% 11/01/14**.........................................       11,000
   9,000    Orange County, California Special Financing Authority
              Revenue, Series 1995D, (AMBAC Insured, First Union
              National Bank SBPA),
              1.150% 11/01/14**.........................................        9,000
  22,800    Orange County, California Special Financing Authority Teeter
              Plan Revenue, Series 1995E, (AMBAC Insured, First Union
              National Bank SBPA),
              1.150% 11/01/14**.........................................       22,800
   1,000    Pajaro Valley, California Unified School District
              Certificates of Participation, (School Facilities Bridge
              Funding Project) Series 2000, (FSA Insured, First Union
              National Bank SBPA)
              1.150% 09/01/23**.........................................        1,000
   5,350    Paramount, California Unified School District Certificates
              of Participation, (School Facilities Bridge Funding
              Program Project), Series 2001, (FSA Insured, First Union
              National Bank LOC),
              1.150% 09/01/30**.........................................        5,350
  12,000    Peninsula Corridor Joint Powers Board, California GAN,
              Series 2002C, (GIC-AIG Insured),
              1.640% 09/17/03...........................................       12,011
  11,450    Peninsula Corridor Joint Powers Board, California GAN,
              Series 2003A, (GIC-AIG Insured),
              1.430% 02/04/04...........................................       11,482
  11,925    Pleasanton, California Multi-Family Revenue Housing, (Bernal
              Apartment Project) Series 2001A, AMT, (FNMA Liquidity
              Facility),
              1.200% 09/15/34**.........................................       11,925
   9,000    Regents of the University of California,
              1.000% 07/21/03...........................................        9,000
   2,300    Riverside County, California Community Facilities District
              Special Tax Revenue Refunding, Series 1997, (KBC Bank N.V.
              LOC),
              1.150% 09/01/14**.........................................        2,300
   5,000    Riverside County, California Housing Authority Multi-Family
              Housing Revenue, Series 1998A, AMT, (FHLMC Insured),
              1.150% 01/15/29**.........................................        5,000

PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
--------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $29,921    Riverside County, California,
              1.050% 05/15/03##.........................................   $   29,921
   1,600    Riverside, California Electric Revenue, Series 1998, (AMBAC
              Insured, JP Morgan Chase Liquidity Facility),
              1.150% 10/01/11**##.......................................        1,600
  22,770    Sacramento County, California Certificates of Partnership,
              (Administration Center & Court House Project) Series 1990,
              (Bayerische Landesbank LOC),
              1.200% 06/01/20**.........................................       22,770
   3,750    Sacramento County, California Housing Authority Multi-Family
              Housing Revenue Refunding, (Sun Valley Apartments Project)
              Series 2001F, AMT, (Fannie Mae Liquidity Facility),
              1.160% 02/15/31**.........................................        3,750
   4,500    Sacramento County, California Housing Authority Multi-Family
              Housing Revenue, (California Place Apartments Project)
              Series 2001B, (FNMA Collateral Agreement),
              1.160% 02/15/31**.........................................        4,500
   5,100    Sacramento County, California Multi-Family Housing Revenue,
              Series 1985B, (Bank One Arizona, N.A. LOC),
              1.100% 04/15/07**##.......................................        5,100
  51,550    Sacramento County, California Sanitation District Financing
              Authority Revenue, Series 2000C, (Credit Agricole LOC),
              1.100% 12/01/30**.........................................       51,550
  34,000    Sacramento Municipal Utility, California,
              1.000% 04/07/03...........................................       34,000
  23,000    Sacramento Municipal Utility, California,
              1.050% 04/07/03...........................................       23,000
  28,000    Sacramento Municipal Utility, California,
              1.000% 08/12/03...........................................       28,000
  16,950    Sacramento Municipal Utility, California,
              0.950% 08/15/03...........................................       16,950
   8,225    Sacramento, California, Housing Authority Multi-Family
              Housing Revenue, (Countrywood Village Apartments Project)
              Series 2000F, (FNMA Liquidity Facility),
              1.150% 11/15/30**.........................................        8,225
   7,300    San Bernardino County, California Certificates of
              Participation, (Medical Center Financing Project) Series
              1998, (MBIA Insured, Landesbank Hessen Thueringen SBPA),
              1.110% 08/01/26**.........................................        7,300

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
--------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 3,130    San Bernardino County, California Housing Authority
              Multi-Family Housing Revenue Refunding, (Arrowview Park
              Apartments Project) Series 1992A, (Redlands Federal Bank
              LOC, FHLB LOC),
              1.100% 09/01/22**.........................................   $    3,130
   3,700    San Bernardino, California City United School District
              Certificates of Participation, (School FCA Bridge Funding
              Project) Series 2001, (FSA Insured, First Union National
              Bank SBPA),
              1.150% 09/01/09**.........................................        3,700
   2,000    San Bernardino, California Housing Authority Multi-Family
              Housing Revenue Refunding, (Victoria Terrance Project)
              Series 1992A, (Redlands Federal Bank LOC, FHLB LOC),
              1.200% 06/01/15**.........................................        2,000
   9,675    San Diego, California GO, TAN, Series 2002A,
              3.000% 08/01/03...........................................        9,722
   5,000    San Diego, California Housing Authority, Multi-Family
              Housing Revenue, (Stratton Apartments Project) Series
              2000A, (FHLMC Collateral Agreement),
              1.150% 01/15/33**##.......................................        5,000
  15,553    San Francisco City And County, California Redevelopment
              Agency Multi-Family Housing Revenue Refunding, (Fillmore
              Center Project) Series 1992B-1, (Credit Suisse First
              Boston LOC),
              1.150% 12/01/17**.........................................       15,553
  78,200    San Francisco City and County, California Redevelopment
              Agency Multi-Family Housing Revenue, (3rd and Mission
              Street Project) Series 1999C, (Bayerische Hypotheken und
              Vereinsbank LOC),
              1.250% 07/01/34**.........................................       78,200
   8,025    San Francisco City and County, California Redevelopment
              Agency Multi-Family Housing Revenue, (Maria Manor
              Apartments Project) Series 2000F, (Citibank, N.A. LOC),
              1.250% 12/01/33**.........................................        8,025
  16,640    San Francisco City and County, California Redevelopment
              Agency Multi-Family Housing Revenue, (Notre Dame
              Apartments Project) Series 2000G, (Citibank, N.A. LOC),
              1.250% 12/01/33**.........................................       16,640

PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
--------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $10,000    San Francisco City and County, California Redevelopment
              Agency Multi-Family Revenue Refunding, (Fillmore Center
              Project) Series 1992A-1, (Credit Suisse First Boston LOC),
              1.150% 12/01/17**.........................................   $   10,000
  33,500    San Francisco City and County, California Unified School
              District TRAN, Series 2002,
              1.750% 12/17/03...........................................       33,644
   1,850    San Francisco, California City and County Airport
              Commission, International Airport Revenue, Series 1998,
              AMT, (AMBAC Insured),
              6.000% 05/01/03**.........................................        1,856
   6,600    San Francisco, California City and County Multi-Family
              Housing Revenue, (8th and Howard Family Apartments) Series
              2000B, AMT, (Citibank, N.A. LOC),
              1.200% 12/01/34**.........................................        6,600
   1,460    San Francisco, California City and County Redevelopment
              Financing Authority Tax Allocation, (San Francisco
              Redevelopment Project) Series 2001A, (FSA Insured),
              4.250% 08/01/03...........................................        1,474
   3,000    San Francisco, California City and County Redevelopment
              Multi-Family Housing Revenue Refunding, (Fillmore Center
              Project) Series 1992, AMT, (Credit Suisse LOC, 1st Boston
              Bank LOC),
              1.170% 12/01/17**.........................................        3,000
   3,415    San Jacinto, California Unified School District Certificate
              of Participation, (School Facility Bridge Funding Project)
              Series 1997, (FSA Insured, Dexia Credit Local SBPA),
              1.100% 09/01/22**.........................................        3,415
   5,000    San Joaquin County, California Transportation Authority,
              Sales Tax Revenue,
              1.000% 08/12/03...........................................        5,000
   7,000    San Jose, California Multi-Family Housing Revenue, (Kennedy
              Apartment Homes Project) Series 2002K, (FNMA Liquidity
              Facility),
              1.150% 12/15/35**.........................................        7,000
  10,904    San Jose, California Multi-Family Housing Revenue, (Sunset
              Square Apartments Project) Series 2002E,
              1.200% 06/01/34**.........................................       10,904
  35,000    San Juan, California GO, Unified School District Tax and
              Revenue Anticipation Notes, Series 2002,
              2.250% 10/17/03...........................................       35,166

                       SEE NOTES TO FINANCIAL STATEMENTS.
 64

NATIONS MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
--------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $15,000    San Luis Obispo County, California Office of Education TRAN,
              Series 2002,
              2.750% 07/01/03...........................................   $   15,040
  16,955    Santa Clara County, California Transportation District
              Revenue, Series 1985A, (AMBAC Insured, Credit Local de
              France LOC),
              1.200% 06/01/15**.........................................       16,955
   9,500    Santa Clara County, California, East Side Unified High
              School District GO, TRAN,
              3.000% 07/01/03...........................................        9,532
   8,700    Santa Clara, California Unified School District, GO, TRAN,
              3.000% 07/01/03...........................................        8,729
   1,000    Saratoga, California Unified School District Certificates of
              Participation, (School Facility Bridge Funding) Series
              2001, (FSA Insured, First Union National Bank SBPA),
              1.150% 09/01/26**.........................................        1,000
  15,000    Simi Valley, California Community Development Agency
              Multi-Family Housing Revenue, Series 1985A, (FHLMC
              Collateral Agreement),
              1.150% 05/01/10**.........................................       15,000
  20,000    South Coast, California Local Education Agencies, TRAN,
              Series 2002A,
              3.000% 06/30/03...........................................       20,067
   3,950    Southern California Public Power Authority Transmission
              Revenue Refunding, (Southern Transmission Project) Series
              2000A, (FSA Insured, Westdeutsche Landesbanken SBPA),
              1.100% 07/01/23**.........................................        3,950
   4,030    Southern Kern, California Unified School District
              Certificates of Participation, (Building Program) Series
              1998A, (FSA Insured, First Union National Bank SBPA),
              1.150% 09/01/26**.........................................        4,030
   5,000    Sunnyvale, California School District, GO, TRAN,
              3.000% 07/01/03...........................................        5,018
   5,480    Sweetwater, California Unified High School District
              Certificates of Participation, Series 2001, (FSA Insured,
              First Union National Bank SBPA),
              1.150% 06/01/13**.........................................        5,480
   8,620    Val Verde, California Unified School District Certificates
              of Participation, Series 2002, (Bank of New York LOC),
              1.100% 09/01/34**.........................................        8,620

PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
--------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 2,700    Vallecitos, California Water District Water Revenue
              Certificates of Participation, (Oaks Reservoir Project)
              Series 1998, (Credit Local de France LOC),
              1.100% 07/01/30**.........................................   $    2,700
  12,415    Vallejo, California Certificates of Participation, (Capital
              Improvement Project) Series 2002, (Union Bank of CA, N.A.
              LOC, California State Teachers Retirement LOC),
              1.200% 12/01/23**.........................................       12,415
   7,260    Vallejo, California Water Revenue, Series 2001A, (KBC Bank
              NV LOC),
              1.250% 06/01/31**.........................................        7,260
  21,000    Ventura County, California TRAN, Series 2002,
              3.000% 07/01/03...........................................       21,070
   5,000    Ventura County, California,
              1.050% 08/13/03...........................................        5,000
   3,000    Walnut Valley, California Unified School District
              Certificates of Participation, (School Facilities Bridge
              Funding Program) Series 1998, (FSA Insured, First Union
              National Bank SBPA),
              1.150% 09/01/28**.........................................        3,000
                                                                           ----------
                                                                            2,173,182
                                                                           ----------
            PUERTO RICO -- 2.5%
  17,005    Puerto Rico Commonwealth Highway and Transportation
              Authority
              Revenue, (AMBAC Insured, Merrill Lynch Liquidity
              Facility),
              1.700% 01/01/19**@@.......................................       17,005
  21,330    Puerto Rico Commonwealth Infrastructure Financing Authority,
              Series 2000-2, (Toronto-Dominion Bank Liquidity Facility),
              1.130% 10/01/32**##.......................................       21,330
   9,000    Puerto Rico Infrastructure Financing Authority,
              1.120% 10/01/34**##.......................................        9,000
   9,725    Puerto Rico Infrastructure Financing Authority,
              1.120% 10/01/34**##.......................................        9,725
                                                                           ----------
                                                                               57,060
                                                                           ----------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $2,230,242).........................................    2,230,242
                                                                           ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


                                                                              VALUE
                                                                              (000)
--------------------------------------------------------------------------------------
            TOTAL INVESTMENTS
              (Cost $2,230,242*)..............................      98.4%  $2,230,242
                                                                           ----------
            OTHER ASSETS AND LIABILITIES (NET)................       1.6%
            Receivable for investment securities sold...................   $   36,797
            Interest receivable.........................................        9,024
            Investment advisory fee payable.............................         (234)
            Administration fee payable..................................         (113)
            Shareholder servicing and distribution fees payable.........         (659)
            Due to custodian............................................       (7,902)
            Distributions payable.......................................         (311)
            Accrued Trustees' fees and expenses.........................          (45)
            Accrued expenses and other liabilities......................         (197)
                                                                           ----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)....................       36,360
                                                                           ----------
            NET ASSETS........................................     100.0%  $2,266,602
                                                                           ==========
            NET ASSETS CONSIST OF:
            Undistributed net investment income.........................   $       67
            Accumulated net realized gain on investments sold...........           10
            Paid-in capital.............................................    2,266,525
                                                                           ----------
            NET ASSETS..................................................   $2,266,602
                                                                           ==========


                                                                              VALUE
--------------------------------------------------------------------------------------
            NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
            CAPITAL CLASS SHARES:
            ($172,260,978 / 172,263,687 shares outstanding).............        $1.00
                                                                           ==========
            TRUST CLASS SHARES:
            ($435,253,336 / 435,262,160 shares outstanding).............        $1.00
                                                                           ==========
            INSTITUTIONAL SHARES:
            ($1,537,244 / 1,536,882 shares outstanding).................        $1.00
                                                                           ==========
            LIQUIDITY CLASS SHARES:
            ($2,998,333 / 2,998,349 shares outstanding).................        $1.00
                                                                           ==========
            ADVISER CLASS SHARES:
            ($502,134,573 / 502,100,138 shares outstanding).............        $1.00
                                                                           ==========
            INVESTOR CLASS SHARES:
            ($360,205,392 / 360,221,413 shares outstanding).............        $1.00
                                                                           ==========
            DAILY CLASS SHARES:
            ($792,205,716 / 792,209,380 shares outstanding).............        $1.00
                                                                           ==========
            INVESTOR B SHARES:
            ($6,570 / 6,570 shares outstanding).........................        $1.00
                                                                           ==========

---------------

 *Aggregate cost for federal tax purposes.

**Variable rate note. The interest rate shown reflects the rate in effect at March 31, 2003. These securities are subject to demand features of either one, seven or thirty days.

##Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

@@Restricted security (see Note 5).

Nations California Tax-Exempt Reserves had the following industry concentrations greater than 10% at March 31, 2003 (as a percentage of net assets):

Housing Revenue                                    22.05%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 66

NATIONS MONEY MARKET FUNDS

Nations New York Tax-Exempt Reserves

  STATEMENT OF NET ASSETS                                     MARCH 31, 2003


PRINCIPAL
 AMOUNT                                                                      VALUE
  (000)                                                                      (000)
------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 100.3%
            NEW YORK -- 100.3%
$    300    Bolivar-Richburg, New York Central School District
              GO, Series 1999, (FSA State Aid Withholding),
              4.800% 06/15/03.................................             $    302
     550    Broome County, New York Industrial Development
              Agency, IDR Refunding, (Bing Realty Project)
              Series 1988, (First Union National Bank LOC),
              1.100% 12/15/03**...............................                  550
     955    Erie County, New York Industrial Development
              Agency Civic Facilities Revenue, (DePaul
              Community Facilities, Inc. Project) Series 1996,
              (Key Bank of New York, N.A. LOC),
              1.250% 11/01/16**#..............................                  955
     159    Garrison, New York Unified Free School District,
              Series 2002B, (MBIA Insured, State Aid
              Withholding),
              4.375% 06/15/03.................................                  159
     800    Hempstead, New York Industrial Development Agency,
              IDR Refunding, (Trigen-Nassau Energy Corporation
              Project) Series 1998, AMT, (Societe Generale
              LOC),
              1.200% 09/15/15**...............................                  800
     500    Long Island, New York Power Authority, Electric
              Systems Revenue, Series 1998-2A, (Westdeutsche
              Landesbank Girozentrale LOC, State Street Bank &
              Trust Company LOC),
              1.100% 05/01/33**...............................                  500
     300    Long Island, New York Power Authority, Electric
              Systems Revenue, Series 1998-3B, (Westdeutsche
              Landesbank LOC),
              1.150% 05/01/33**...............................                  300
     600    Monroe County, New York Industrial Development
              Agency, Civic Facilities Revenue, (Hillside
              Children's Center Project) Series 1998, (Key
              Bank, N.A. LOC),
              1.250% 08/01/18**#..............................                  600
   1,675    Monroe County, New York Industrial Development
              Agency, Civic Facilities Revenue, (St. Anns Home
              Company Project) Series 2000, (HSBC Bank USA
              LOC),
              1.140% 07/01/30**...............................                1,676

PRINCIPAL
 AMOUNT                                                                      VALUE
  (000)                                                                      (000)
------------------------------------------------------------------------------------
            NEW YORK -- (CONTINUED)
$    700    New York and New Jersey Port Authority, Special
              Obligation Revenue, Versatile Structure
              Obligation, Series 1994, (Morgan Guaranty Trust
              SBPA),
              1.200% 05/01/19**...............................             $    700
   1,025    New York City, New York Industrial Development
              Agency, Civic Facility Revenue, (Peninsula
              Hospital Center Project) Series 1998, (Chase
              Manhattan Bank LOC),
              1.200% 12/01/13**...............................                1,025
     700    New York City, New York Municipal Water Finance
              Authority, Water and Sewer Systems Revenue,
              Series 1995A, (FGIC Insured),
              1.150% 06/15/25**...............................                  700
     500    New York State Dormitory Authority Revenue,
              (Oxford University Press Inc. Project) Series
              1996, (GO of Institution, Landesbank Hessen
              Thueringen LOC),
              1.100% 07/01/25**...............................                  500
     500    New York State Dormitory Authority Revenue, (St.
              Barnabas Hospital Project) Series 1997, (AMBAC
              Insured, FHA 242),
              4.400% 08/01/03.................................                  505
     200    New York State Energy Research and Development
              Authority, PCR, Series 1985, (AMBAC Insured,
              Toronto Dominion Bank),
              1.250% 07/01/15**...............................                  200
     195    New York State Environmental Facility Corporation,
              Clean Water and Drinking Prerefunded, Series
              1998F,
              5.000% 06/15/03.................................                  196
   1,500    New York State Environmental Facility Corporation,
              Clean Water and Drinking Prerefunded, Series
              1998F,
              1.000% 08/15/03.................................                1,501
      45    New York State Environmental Facility Corporation,
              Clean Water and Drinking Unrefunded, Series
              1998F,
              5.000% 06/15/03.................................                   45
   1,100    New York State GO, (Environmental Quality Project)
              Series 1998G, (Westdeutsche Landesbank LOC),
              1.480% 11/30/18**...............................                1,100

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations New York Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
 AMOUNT                                                                      VALUE
  (000)                                                                      (000)
------------------------------------------------------------------------------------
            NEW YORK -- (CONTINUED)
$  1,000    New York State GO, Series 2000B, (Dexia Credit
              Local de France LOC), Mandatory Put 08/07/03 @
              100,
              1.500% 03/15/30**...............................             $  1,000
     700    New York State Housing Finance Agency Revenue,
              (240 East 39th Street Housing Project) Series
              1997, (FHLMC LOC),
              1.150% 05/15/30**...............................                  700
     250    New York State Housing Finance Agency Revenue,
              (South Cove Plaza Project), Series 1999A, (FHLMC
              LOC),
              1.250% 11/01/30**...............................                  250
     160    New York State Job Development Authority, State
              Guaranteed, Series 1992A-1 thru A-2, (Bayerische
              Landesbank LOC and Morgan Guaranty Trust LOC),
              1.200% 03/01/07**...............................                  160
     425    New York State Local Assistance Corporation
              Revenue, Series 1993, (Bayerische Landesbank
              Girozentrale LOC, Westdeutsche Landesbank
              Girozentrale LOC),
              1.100% 04/01/22**...............................                  425
     810    New York State Local Government Assistance
              Corporation Revenue, Series 1995B, (Societe
              Generale LOC),
              1.100% 04/01/25**...............................                  810
     450    New York State Power Authority Revenue and General
              Purpose GO, Series 1985, (First Union National
              Bank LOC, Bank of Nova Scotia LOC, Toronto
              Dominion Bank LOC),
              2.900% 03/01/20**...............................                  453
     200    New York State Tollway Authority Service Contract
              Revenue, (Local Highway and Bridge Project)
              Series 1998A-2, (MBIA Insured),
              5.250% 04/01/03.................................                  200
     600    New York, New York City Housing Development
              Corporation Multi-Family Revenue, (Mortgage
              Fountains Project) Series 2001A, (Fleet Bank
              LOC),
              1.150% 11/01/33**...............................                  600

PRINCIPAL
 AMOUNT                                                                      VALUE
  (000)                                                                      (000)
------------------------------------------------------------------------------------
            NEW YORK -- (CONTINUED)
$  1,000    New York, New York City Housing Development
              Corporation, Multi-Family Rent Housing Revenue,
              Series 2001A,
              1.150% 11/15/31**...............................             $  1,000
     800    New York, New York City Municipal Water Finance
              Authority, Water and Sewer System Revenue,
              Series 2002A,
              3.000% 06/15/03.................................                  802
     300    New York, New York City Municipal Water Financing
              Authority, Water and Sewer System Revenue,
              Series 2002C-2, (Toronto Dominion Bank SBPA,
              Bank of Nova Scotia Liquidity Facility),
              1.130% 06/15/18**...............................                  300
     200    New York, New York City Transitional Finance
              Authority, Revenue, Series 2002C-2, (Landesbank
              Hessen Thueringen SBPA),
              1.200% 08/01/31**...............................                  200
     570    New York, New York City Transitional Finance
              Authority, Series 2002C-5, (Toronto-Dominion
              Bank SBPA),
              1.150% 08/01/31**...............................                  570
     400    New York, New York City Transitional Financing
              Authority, Series 2002-1A, (Landesbank Hessen
              Thueringen Liquidity Facility),
              1.150% 11/01/22**...............................                  400
     150    New York, New York GO, Series 1996J-3, (Morgan
              Guaranty Trust LOC),
              1.200% 02/15/16**...............................                  150
     900    New York, New York GO, Series 2001A-8, (AMBAC
              Insured, Lloyds TSB Bank plc SBPA),
              1.100% 11/01/23**...............................                  900
     645    Oceanside, New York State GO, United Free School
              District Series 2003B, (FGIC Insured, State Aid
              Withholding),
              2.000% 11/01/03.................................                  649
     660    Oneida County, New York Industrial Development
              Agency Revenue, (Hamilton College Civic Facility
              Project) Series 2002, (MBIA Insured, Bank of New
              York SBPA),
              1.150% 09/15/32**...............................                  660

                       SEE NOTES TO FINANCIAL STATEMENTS.
 68

NATIONS MONEY MARKET FUNDS

Nations New York Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


PRINCIPAL
 AMOUNT                                                                      VALUE
  (000)                                                                      (000)
------------------------------------------------------------------------------------
            NEW YORK -- (CONTINUED)
$    500    Schenectady County, New York Industrial
              Development Agency Civic Facility Revenue,
              (Union College Project) Series 2001A, (AMBAC
              Insured),
              3.000% 07/01/03.................................             $    502
     340    Schodack, New York GO, Central School District,
              Series 2002B, (FSA Insured, State Aid
              Withholding),
              2.500% 12/15/03.................................                  343
     375    Suffolk County, New York GO Public Improvement,
              Series 2001A, (MBIA Insured),
              4.000% 05/15/03.................................                  376
     500    Suffolk County, New York GO, Series 2002A, (MBIA
              Insured),
              3.000% 05/01/03.................................                  500
     310    Suffolk County, New York Industrial Development
              Agency Revenue Refunding, (Target Rock
              Corporation Project), Series 1987, (Swiss Bank
              Corporation LOC),
              1.200% 02/01/07**...............................                  310
     500    Trumansburg, New York Central School District GO,
              (FSA Insured, State Aid Withholding),
              4.000% 06/15/03.................................                  502
   1,000    Westchester County, New York Industrial
              Development Agency, IDR, (Levister Redevelopment
              Company Project) Series 2001, (Bank of New York
              SBPA),
              1.150% 08/01/33**...............................                1,000
     500    Yonkers, New York Industrial Development Agency
              Civic Facility Revenue, Consumers Union
              Facility, Series 1989, (Bank of New York LOC),
              1.150% 07/01/19**...............................                  500
                                                                           --------
                                                                             26,576
                                                                           --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $26,576)............................................     26,576
                                                                           --------

                                                                             VALUE
                                                                             (000)
------------------------------------------------------------------------------------
            TOTAL INVESTMENTS
              (Cost $26,576*).................................     100.3%  $ 26,576
                                                                           --------
            OTHER ASSETS AND LIABILITIES (NET)................      (0.3)%
            Cash........................................................   $      1
            Interest receivable.........................................         97
            Investment advisory fee payable.............................         (3)
            Administration fee payable..................................        (19)
            Shareholder servicing and distribution fees payable.........         (1)
            Distributions payable.......................................        (14)
            Accrued Trustees'/Directors' fees and expenses..............         (8)
            Accrued expenses and other liabilities......................       (125)
                                                                           --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)....................        (72)
                                                                           --------
            NET ASSETS........................................     100.0%  $ 26,504
                                                                           ========
            NET ASSETS CONSIST OF:
            Accumulated net realized gain on investments sold...........   $      3
            Paid-in capital.............................................     26,501
                                                                           --------
            NET ASSETS..................................................   $ 26,504
                                                                           ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations New York Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003



                                                                             VALUE
------------------------------------------------------------------------------------
            NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
            CAPITAL CLASS SHARES:
            ($9,483,649 / 9,483,037 shares outstanding).................      $1.00
                                                                           ========

            TRUST CLASS SHARES:
            ($17,020,680 / 17,017,778 shares outstanding)...............      $1.00
                                                                           ========

---------------

 *Aggregate cost for federal tax purposes.

 **
  Variable rate note. The interest rate shown reflects the rate in effect at March 31, 2003. These securities are subject to demand features of either one, seven or thirty days.

 #Security not registered under the Securities Act of 1933, as amended.
  These securities may be resold in transactions exempt from registration to qualified institutional buyers.

Nations New York Tax-Exempt Reserves had the following industry concentrations greater than 10% at March 31, 2003 (as a percentage of net assets):

Industrial Development Revenue/Pollution Control
 Revenue                                           22.48%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 70

NATIONS MONEY MARKET FUNDS



  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2003


ABBREVIATIONS:

AMBAC            American Municipal Bond Assurance Corporation
AMT              Alternative Minimum Tax
BAN              Bond Anticipation Note
FGIC             Financial Guaranty Insurance Corporation
FFCB             Federal Farm Credit Bank
FHLB             Federal Home Loan Bank
FHLMC            Federal Home Loan Mortgage Corporation
FNMA             Federal National Mortgage Association
FSA              Financial Security Assurance
GIC              Guaranteed Investment Contract
GNMA             Government National Mortgage Association
GO               General Obligation
GTD STD LNS      Guaranteed Student Loans
GTY-AGMT         Guarantee Agreement
IDR              Industrial Development Revenue
LOC              Letter of Credit
MBIA             Municipal Bond Insurance Association
PCR              Pollution Control Revenue
PSF-GTD          Permanent School Fund Guarantee
RAN              Revenue Anticipation Note
SLMA             Student Loan Marketing Association
SBPA             Standby Bond Purchase Agreement
TAN              Tax Anticipation Note
TRAN             Tax and Revenue Anticipation Note

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

  STATEMENTS OF OPERATIONS


For the year ended March 31, 2003


                                                                   CASH           MONEY MARKET
                                                                 RESERVES           RESERVES
                                                              ---------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................  $    1,392,850     $      252,618
                                                              --------------     --------------
EXPENSES:
Investment advisory fee.....................................         114,805             21,706
Administration fee..........................................          76,536             14,471
Transfer agent fees.........................................           2,345                431
Custodian fees..............................................           3,870                730
Trustees' fees and expenses.................................              15                 15
Registration and filing fees................................             255                211
Legal and audit fees........................................             236                 73
Interest expense............................................              21                  6
Printing expense............................................             773                 46
Other.......................................................             621                185
                                                              --------------     --------------
    Subtotal................................................         199,477             37,874
Shareholder servicing and distribution fees:
  Trust Class Shares........................................           5,129                298
  Institutional Class Shares***.............................           1,637                215
  Liquidity Class Shares***.................................          14,275              4,524
  Adviser Class Shares***...................................          18,507              1,960
  Investor Class Shares.....................................          15,479                173
  Market Class Shares.......................................          17,288              6,027
  Daily Class Shares........................................          75,624                 29
  Service Class Shares......................................           9,553              1,768
  Investor A Shares**.......................................           1,630                 --
  Investor B Shares.........................................             531                146
  Investor C Shares.........................................              41                 12
  Marsico Shares**..........................................              67                 --
                                                              --------------     --------------
    Total expenses..........................................         359,238             53,026
Fees waived by investment advisor, administrator and/or
  distributor...............................................         (58,132)           (12,662)
Fees reduced by credits allowed by the custodian............             (31)                (5)
                                                              --------------     --------------
    Net expenses............................................         301,075             40,359
                                                              --------------     --------------
NET INVESTMENT INCOME/(LOSS)................................       1,091,775            212,259
                                                              --------------     --------------
Net realized gain/(loss) on investments.....................             (74)               365
                                                              --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $    1,091,701     $      212,624
                                                              ==============     ==============

---------------

  * Amount represents less than $500.

 ** Cash Reserves' Investor A Shares and Marsico Shares, Treasury Reserves'
    Investor A Shares and Government Reserves' Investor A Shares commenced operations on May 13, 2002.

 ***Tax-Exempt Reserves', Institutional Class, Liquidity Class and Adviser Class
    Shares commenced operations on June 18, 2002, September 3, 2002 and August 9, 2002, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 72

NATIONS MONEY MARKET FUNDS

                                                                          CALIFORNIA        NEW YORK
       TREASURY        GOVERNMENT       MUNICIPAL        TAX-EXEMPT       TAX-EXEMPT       TAX-EXEMPT
       RESERVES         RESERVES         RESERVES         RESERVES         RESERVES         RESERVES
-------------------------------------------------------------------------------------------------------


    $      182,073   $       86,568   $       40,694   $       41,531   $       30,763   $          551
    --------------   --------------   --------------   --------------   --------------   --------------

            16,037            7,612            4,195            4,527            3,413               61
            10,691            5,075            2,796            2,910            2,275               40
               333              158              106              191               79                1
               564              254              140              145              113                2
                15               15               15               15               15               15
               224              216              204              164               16               31
                91               76               77               69               82               70
                --               --               --               --               --               --
                91               95              183              175              141               86
               158               70               39               15               39                8
    --------------   --------------   --------------   --------------   --------------   --------------
            28,204           13,571            7,755            8,211            6,173              314

               820              427              535            2,112              412               19
               208               54               50                7                8               --*
             3,674            1,771              600                8               21               --*
             5,786            2,230              524               14            1,064               --*
             2,576            2,748              359              476            1,292               --*
             6,218            2,258              804               --               --               --*
             6,737            1,996            3,385              458            4,765               --*
             2,907              370              171               --               --               --*
             3,247               27               --              418               --               --
                 6               21                1               52               --*              --*
                --*               7                1               --*              --               --*
                --               --               --               --               --               --
    --------------   --------------   --------------   --------------   --------------   --------------
            60,383           25,480           14,185           11,756           13,735              333

            (9,916)          (4,880)          (2,699)          (2,073)          (1,666)            (263)
                (1)              (4)              --               --               --               --
    --------------   --------------   --------------   --------------   --------------   --------------
            50,466           20,596           11,486            9,683           12,069               70
    --------------   --------------   --------------   --------------   --------------   --------------
           131,607           65,972           29,208           31,848           18,694              481
    --------------   --------------   --------------   --------------   --------------   --------------
               155              151              113               56               32                3
    --------------   --------------   --------------   --------------   --------------   --------------

    $      131,762   $       66,123   $       29,321   $       31,904   $       18,726   $          484
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

  STATEMENTS OF CHANGES IN NET ASSETS


                                                                        CASH RESERVES
                                                              ---------------------------------
                                                                YEAR ENDED         YEAR ENDED
                                                                 3/31/03            3/31/02
                                                              ---------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................  $    1,091,775     $    1,860,094
Net realized gain/(loss) on investments.....................             (74)             3,596
                                                              --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations................................................       1,091,701          1,863,690
Distributions to shareholders from net investment income:
  Capital Class Shares......................................        (582,896)          (809,617)
  Institutional Class Shares................................         (63,773)           (50,658)
  Trust Class Shares........................................         (77,059)           (72,520)
  Liquidity Class Shares....................................         (24,736)           (52,708)
  Adviser Class Shares......................................        (102,081)          (204,851)
  Investor Class Shares.....................................         (57,004)          (178,840)
  Market Class Shares.......................................         (44,488)           (96,440)
  Daily Class Shares........................................        (129,264)          (373,303)
  Service Class Shares......................................          (6,027)           (22,222)
  Investor A Shares**.......................................          (4,108)                --
  Investor B Shares.........................................            (246)              (706)
  Investor C Shares.........................................             (18)               (32)
  Marsico Shares**..........................................            (238)                --
Net increase/(decrease) in net assets from shares of
  beneficial interest transactions..........................      (7,407,218)        21,453,429
                                                              --------------     --------------
Net increase/(decrease) in net assets.......................      (7,407,455)        21,455,222
NET ASSETS:
Beginning of period.........................................      78,697,298         57,242,076
                                                              --------------     --------------
End of period...............................................  $   71,289,843     $   78,697,298
                                                              ==============     ==============
Undistributed net investment income/(loss)/(distributions in
  excess of net investment income) at end of period.........  $           --     $           62
                                                              ==============     ==============

---------------

 * Amount represents less than $500.

 **Cash Reserves' Investor A Shares and Marsico Shares, Treasury Reserves'
   Investor A Shares and Government Reserves' Investor A Shares commenced operations on May 13, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 74

NATIONS MONEY MARKET FUNDS

         MONEY MARKET RESERVES               TREASURY RESERVES                GOVERNMENT RESERVES
    -------------------------------   -------------------------------   -------------------------------
      YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
       3/31/03          3/31/02          3/31/03          3/31/02          3/31/03          3/31/02
-------------------------------------------------------------------------------------------------------


    $      212,259   $      396,229   $      131,607   $      237,175   $       65,972   $      134,983
               365            2,722              155              370              151              658
    --------------   --------------   --------------   --------------   --------------   --------------

           212,624          398,951          131,762          237,545           66,123          135,641

          (165,332)        (292,125)         (36,253)         (63,160)         (25,925)         (47,374)
            (7,884)         (13,696)          (7,542)          (3,163)          (1,903)          (6,152)
            (4,670)          (8,704)         (11,355)         (13,117)          (5,879)          (8,344)
            (7,463)         (19,367)          (5,445)         (10,202)          (2,774)          (8,283)
           (10,253)         (21,424)         (28,779)         (59,228)         (11,531)         (27,374)
              (581)          (2,369)          (8,511)         (19,665)          (9,442)         (16,826)
           (14,807)         (36,941)         (14,616)         (34,858)          (5,330)         (12,930)
               (46)            (159)         (10,237)         (27,281)          (2,953)          (7,089)
            (1,021)          (4,251)          (1,527)          (6,939)            (195)            (607)
                --               --           (7,367)              --              (64)              --
               (60)            (167)              (3)              (4)              (6)             (26)
                (4)              (5)              --*              --               (4)              (3)
                --               --               --               --               --               --

        (2,637,371)       6,030,999          287,122        3,231,438         (639,386)         971,803
    --------------   --------------   --------------   --------------   --------------   --------------
        (2,636,868)       6,030,742          287,249        3,231,366         (639,269)         972,436

        16,085,139       10,054,397       11,140,016        7,908,650        5,073,021        4,100,585
    --------------   --------------   --------------   --------------   --------------   --------------
    $   13,448,271   $   16,085,139   $   11,427,265   $   11,140,016   $    4,433,752   $    5,073,021
    ==============   ==============   ==============   ==============   ==============   ==============

    $          138   $           --   $           43   $           71   $           45   $           --
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

                                                                       MUNICIPAL RESERVES
                                                                --------------------------------
                                                                  YEAR ENDED        YEAR ENDED
                                                                   3/31/03           3/31/02
                                                                --------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................    $       29,208    $       36,930
Net realized gain/(loss) on investments.....................               113                89
                                                                --------------    --------------
Net increase/(decrease) in net assets resulting from
  operations................................................            29,321            37,019
Distributions to shareholders from net investment income:
  Capital Class Shares***...................................           (12,244)           (7,583)
  Institutional Class Shares***.............................            (1,488)             (369)
  Trust Class Shares........................................            (6,225)          (10,262)
  Liquidity Class Shares***.................................              (746)           (1,084)
  Adviser Class Shares***...................................            (2,131)           (3,082)
  Investor Class Shares.....................................              (946)           (1,047)
  Market Class Shares.......................................            (1,480)           (3,107)
  Daily Class Shares........................................            (3,830)           (9,908)
  Service Class Shares......................................               (91)             (387)
  Primary A Shares (Nations Tax Exempt Fund)................                --                --
  Primary B Shares (Nations Tax Exempt Fund)................                --                --
  Investor A Shares.........................................                --                --
  Investor B Shares.........................................                --                (1)
  Investor B Shares (Nations Tax Exempt Fund)...............                --                --
  Investor C Shares.........................................                --                --*
  Investor C Shares (Nations Tax Exempt Fund)...............                --                --
Net increase/(decrease) in net assets from shares of
  beneficial interest transactions..........................         1,116,378           555,246
                                                                --------------    --------------
Net increase/(decrease) in net assets.......................         1,116,518           555,435
NET ASSETS
Beginning of period.........................................         2,161,324         1,605,889
                                                                --------------    --------------
End of period...............................................    $    3,277,842    $    2,161,324
                                                                ==============    ==============
Undistributed net investment income/(loss)/(distributions in
  excess of net investment income) at end of period.........    $          127    $          100
                                                                ==============    ==============

---------------

  * Amount represents less than $500.

 ***Tax-Exempt Reserves Capital Class, Institutional Class, Liquidity Class and
    Adviser Class commenced operations on June 13, 2002, June 18, 2002, September 3, 2002 and August 9, 2002, respectively.

 (a)New York Tax-Exempt Reserves commenced operations on February 15, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 76

NATIONS MONEY MARKET FUNDS

          TAX-EXEMPT RESERVES         CALIFORNIA TAX-EXEMPT RESERVES     NEW YORK TAX-EXEMPT RESERVES
    -------------------------------   -------------------------------   -------------------------------
      YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
       3/31/03          3/31/02          3/31/03          3/31/02          3/31/03         3/31/02(A)
-------------------------------------------------------------------------------------------------------

    $       31,848   $       54,820   $       18,694   $       26,668   $          481   $           26
                56               77               32              (10)               3               --
    --------------   --------------   --------------   --------------   --------------   --------------

            31,904           54,897           18,726           26,658              484               26

            (1,801)              --           (2,900)            (477)            (265)             (25)
              (187)              --             (202)              (2)              --*              --*
           (27,195)              --           (4,355)          (6,110)            (216)              (1)
                (9)              --              (26)             (21)              --*              --*
               (48)              --           (3,756)          (5,312)              --*              --*
            (1,171)              --           (2,981)          (4,140)              --*              --*
                --               --               --               --               --*              --*
              (504)          (1,421)          (4,476)         (10,701)              --*              --
                --               --               --               --               --*              --
                --          (48,149)              --               --               --               --
                --              (72)              --               --               --               --
              (731)          (1,096)              --               --               --               --
              (227)              --               --               --*              --*              --
                --           (4,137)              --               --               --               --
                --*              --               --               --               --*              --
                --              (11)              --               --               --               --

            16,450          223,586          449,421          176,498            5,651           20,850
    --------------   --------------   --------------   --------------   --------------   --------------
            16,481          223,597          449,451          176,393            5,654           20,850

         2,994,991        2,771,394        1,817,151        1,640,758           20,850               --
    --------------   --------------   --------------   --------------   --------------   --------------
    $    3,011,472   $    2,994,991   $    2,266,602   $    1,817,151   $       26,504   $       20,850
    ==============   ==============   ==============   ==============   ==============   ==============

    $           47   $           34   $           67   $           59   $           --   $           --
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

  SCHEDULES OF CAPITAL STOCK ACTIVITY*


                                                                       CASH RESERVES
                                                              --------------------------------
                                                                YEAR ENDED        YEAR ENDED
                                                              MARCH 31, 2003    MARCH 31, 2002
                                                              --------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
 Sold.......................................................  $ 257,786,306     $ 409,864,334
 Issued as reinvestment of dividends........................        198,554           400,213
 Redeemed...................................................   (264,131,818)     (391,070,973)
                                                              -------------     -------------
 Net increase/(decrease)....................................  $  (6,146,958)    $  19,193,574
                                                              =============     =============
INSTITUTIONAL CLASS SHARES:
 Sold.......................................................  $  18,137,968     $  22,112,144
 Issued as reinvestment of dividends........................         43,949            26,218
 Redeemed...................................................    (16,898,426)      (19,531,727)
                                                              -------------     -------------
 Net increase/(decrease)....................................  $   1,283,491     $   2,606,635
                                                              =============     =============
TRUST CLASS SHARES:
 Sold.......................................................  $  11,058,140     $   7,411,073
 Issued in exchange for Primary A Shares of Nations Prime
   Fund (Note 8)**..........................................      3,238,730                --
 Issued as reinvestment of dividends........................          2,060               416
 Redeemed...................................................    (11,979,340)       (7,401,508)
                                                              -------------     -------------
 Net increase/(decrease)....................................  $   2,319,590     $       9,981
                                                              =============     =============
LIQUIDITY CLASS SHARES:
 Sold.......................................................  $   4,990,263     $  16,140,974
 Issued as reinvestment of dividends........................         23,487            46,158
 Redeemed...................................................     (5,184,285)      (15,921,390)
                                                              -------------     -------------
 Net increase/(decrease)....................................  $    (170,535)    $     265,742
                                                              =============     =============
ADVISER CLASS SHARES:
 Sold.......................................................  $  35,974,110     $  64,620,998
 Issued as reinvestment of dividends........................         47,854           123,674
 Redeemed...................................................    (37,060,684)      (62,810,590)
                                                              -------------     -------------
 Net increase/(decrease)....................................  $  (1,038,720)    $   1,934,082
                                                              =============     =============
INVESTOR CLASS SHARES:
 Sold.......................................................  $   5,429,745     $   6,098,275
 Issued in exchange for Investor B Shares of Nations Prime
   Fund (Note 8)**..........................................        563,131                --
 Issued in exchange for Investor C Shares of Nations Prime
   Fund (Note 8)**..........................................          2,945                --
 Issued as reinvestment of dividends........................         57,338           169,610
 Redeemed...................................................     (7,397,915)       (8,887,786)
                                                              -------------     -------------
 Net increase/(decrease)....................................  $  (1,344,756)    $  (2,619,901)
                                                              =============     =============
MARKET CLASS SHARES:
 Sold.......................................................  $   6,679,123     $   5,735,740
 Issued as reinvestment of dividends........................          1,069               966
 Redeemed...................................................     (6,750,791)       (5,235,076)
                                                              -------------     -------------
 Net increase/(decrease)....................................  $     (70,599)    $     501,630
                                                              =============     =============
DAILY CLASS SHARES:
 Sold.......................................................  $  22,747,242     $  68,651,594
 Issued in exchange for Daily Shares of Nations Prime Fund
   (Note 8)**...............................................        822,570                --
 Issued as reinvestment of dividends........................        126,103           345,423
 Redeemed...................................................    (26,078,843)      (69,568,748)
                                                              -------------     -------------
 Net increase/(decrease)....................................  $  (2,382,928)    $    (571,731)
                                                              =============     =============
SERVICE CLASS SHARES:
 Sold.......................................................  $   3,653,914     $  10,920,412
 Issued as reinvestment of dividends........................            602             7,561
 Redeemed...................................................     (3,929,996)      (10,804,243)
                                                              -------------     -------------
 Net increase/(decrease)....................................  $    (275,480)    $     123,730
                                                              =============     =============
INVESTOR A SHARES:+
 Sold.......................................................  $     311,276     $          --
 Issued in exchange for Investor A Shares of Nations Prime
   Fund (Note 8)**..........................................        457,965                --
 Issued as reinvestment of dividends........................          4,008                --
 Redeemed...................................................       (394,866)               --
                                                              -------------     -------------
 Net increase/(decrease)....................................  $     378,383     $          --
                                                              =============     =============
INVESTOR B SHARES:
 Sold.......................................................  $      52,786     $      43,549
 Issued as reinvestment of dividends........................            223               641
 Redeemed...................................................        (35,924)          (34,144)
                                                              -------------     -------------
 Net increase/(decrease)....................................  $      17,085     $      10,046
                                                              =============     =============
INVESTOR C SHARES:
 Sold.......................................................  $      11,106     $       6,646
 Issued as reinvestment of dividends........................             16                27
 Redeemed...................................................         (7,668)           (7,032)
                                                              -------------     -------------
 Net increase/(decrease)....................................  $       3,454     $        (359)
                                                              =============     =============
MARSICO SHARES:+
 Sold.......................................................  $      75,401     $          --
 Issued in exchange for Marsico Shares of Nations Prime Fund
   (Note 8)**...............................................         22,533                --
 Issued as reinvestment of dividends........................            237                --
 Redeemed...................................................        (77,416)               --
                                                              -------------     -------------
 Net increase/(decrease)....................................  $      20,755     $          --
                                                              =============     =============
 Total net increase/(decrease)..............................  $  (7,407,218)    $  21,453,429
                                                              =============     =============

---------------

 *Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

 **
  Shares issued in connection with the Reorganization on May 10, 2002 for the Trust Class, Investor Class, Daily Class, Investor A Shares and Marsico Shares were 3,239,042, 566,150, 822,914, 458,038 and 22,531, respectively.

 +Cash Reserves' Investor A Shares and Marsico Shares commenced operations on
  May 13, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

                                                                   MONEY MARKET RESERVES
                                                              --------------------------------
                                                                YEAR ENDED        YEAR ENDED
                                                              MARCH 31, 2003    MARCH 31, 2002
                                                              --------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
 Sold.......................................................   $ 67,975,062     $ 108,419,224
 Issued as reinvestment of dividends........................         84,238           153,586
 Redeemed...................................................    (69,051,206)     (103,591,271)
                                                               ------------     -------------
 Net increase/(decrease)....................................   $   (991,906)    $   4,981,539
                                                               ============     =============
INSTITUTIONAL CLASS SHARES:
 Sold.......................................................   $  3,241,573     $   3,926,342
 Issued as reinvestment of dividends........................          7,307             8,856
 Redeemed...................................................     (3,063,523)       (3,974,537)
                                                               ------------     -------------
 Net increase/(decrease)....................................   $    185,357     $     (39,339)
                                                               ============     =============
TRUST CLASS SHARES:
 Sold.......................................................   $  1,416,381     $   2,756,173
 Issued as reinvestment of dividends........................            478                80
 Redeemed...................................................     (2,668,284)       (1,511,803)
                                                               ------------     -------------
 Net increase/(decrease)....................................   $ (1,251,425)    $   1,244,450
                                                               ============     =============
LIQUIDITY CLASS SHARES:
 Sold.......................................................   $  1,976,110     $   5,093,855
 Issued as reinvestment of dividends........................          7,121            17,188
 Redeemed...................................................     (2,051,915)       (5,630,325)
                                                               ------------     -------------
 Net increase/(decrease)....................................   $    (68,684)    $    (519,282)
                                                               ============     =============
ADVISER CLASS SHARES:
 Sold.......................................................   $  3,772,161     $   6,225,096
 Issued as reinvestment of dividends........................          6,449            16,697
 Redeemed...................................................     (4,106,018)       (5,896,274)
                                                               ------------     -------------
 Net increase/(decrease)....................................   $   (327,408)    $     345,519
                                                               ============     =============
INVESTOR CLASS SHARES:
 Sold.......................................................   $     29,506     $      53,788
 Issued as reinvestment of dividends........................              7                56
 Redeemed...................................................        (12,531)         (100,072)
                                                               ------------     -------------
 Net increase/(decrease)....................................   $     16,982     $     (46,228)
                                                               ============     =============
MARKET CLASS SHARES:
 Sold.......................................................   $  1,850,400     $   2,149,500
 Issued as reinvestment of dividends........................             --                --
 Redeemed...................................................     (2,037,400)       (2,020,500)
                                                               ------------     -------------
 Net increase/(decrease)....................................   $   (187,000)    $     129,000
                                                               ============     =============
DAILY CLASS SHARES:
 Sold.......................................................   $      7,101     $      27,797
 Issued as reinvestment of dividends........................             45               158
 Redeemed...................................................         (6,891)          (31,016)
                                                               ------------     -------------
 Net increase/(decrease)....................................   $        255     $      (3,061)
                                                               ============     =============
SERVICE CLASS SHARES:
 Sold.......................................................   $  5,581,515     $     967,237
 Issued as reinvestment of dividends........................             16                 8
 Redeemed...................................................     (5,601,841)       (1,031,411)
                                                               ------------     -------------
 Net increase/(decrease)....................................   $    (20,310)    $     (64,166)
                                                               ============     =============
INVESTOR B SHARES:
 Sold.......................................................   $     15,607     $       9,545
 Issued as reinvestment of dividends........................             55               153
 Redeemed...................................................         (9,558)           (7,199)
                                                               ------------     -------------
 Net increase/(decrease)....................................   $      6,104     $       2,499
                                                               ============     =============
INVESTOR C SHARES:
 Sold.......................................................   $      1,864     $         486
 Issued as reinvestment of dividends........................              5                 5
 Redeemed...................................................         (1,205)             (423)
                                                               ------------     -------------
 Net increase/(decrease)....................................   $        664     $          68
                                                               ============     =============
 Total net increase/(decrease)..............................   $ (2,637,371)    $   6,030,999
                                                               ============     =============

---------------

 *
 Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

                                                                     TREASURY RESERVES
                                                              --------------------------------
                                                                YEAR ENDED        YEAR ENDED
                                                              MARCH 31, 2003    MARCH 31, 2002
                                                              --------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
 Sold.......................................................   $ 31,537,623      $ 21,564,285
 Issued as reinvestment of dividends........................         26,421            40,741
 Redeemed...................................................    (32,718,545)      (19,790,127)
                                                               ------------      ------------
 Net increase/(decrease)....................................   $ (1,154,501)     $  1,814,899
                                                               ============      ============
INSTITUTIONAL CLASS SHARES:
 Sold.......................................................   $  1,709,731      $  1,678,781
 Issued as reinvestment of dividends........................          6,454             2,778
 Redeemed...................................................     (1,560,738)       (1,327,853)
                                                               ------------      ------------
 Net increase/(decrease)....................................   $    155,447      $    353,706
                                                               ============      ============
TRUST CLASS SHARES:
 Sold.......................................................   $  1,462,563      $  2,693,547
 Issued in exchange for Primary A Shares of Nations Treasury
   Fund (Note 8)***.........................................        506,390                --
 Issued as reinvestment of dividends........................             82                62
 Redeemed...................................................     (1,459,774)       (2,609,923)
                                                               ------------      ------------
 Net increase/(decrease)....................................   $    509,261      $     83,686
                                                               ============      ============
LIQUIDITY CLASS SHARES:
 Sold.......................................................   $  1,500,282      $  2,015,767
 Issued as reinvestment of dividends........................          4,864             7,613
 Redeemed...................................................     (1,490,341)       (2,002,088)
                                                               ------------      ------------
 Net increase/(decrease)....................................   $     14,805      $     21,292
                                                               ============      ============
ADVISER CLASS SHARES:
 Sold.......................................................   $ 16,456,806      $ 27,701,281
 Issued as reinvestment of dividends........................          9,681            28,272
 Redeemed...................................................    (16,311,937)      (27,079,449)
                                                               ------------      ------------
 Net increase/(decrease)....................................   $    154,550      $    650,104
                                                               ============      ============
INVESTOR CLASS SHARES:
 Sold.......................................................   $  1,454,424      $  1,294,420
 Issued in exchange for Investor B Shares of Nations
   Treasury Fund (Note 8)***................................         75,202                --
 Issued in exchange for Investor C Shares of Nations
   Treasury Fund (Note 8)***................................            118                --
 Issued as reinvestment of dividends........................          6,591            16,022
 Redeemed...................................................     (1,552,003)       (1,321,657)
                                                               ------------      ------------
 Net increase/(decrease)....................................   $    (15,668)     $    (11,215)
                                                               ============      ============
MARKET CLASS SHARES:
 Sold.......................................................   $  2,384,500      $  2,061,500
 Issued as reinvestment of dividends........................             --
 Redeemed...................................................     (2,431,500)       (2,049,500)
                                                               ------------      ------------
 Net increase/(decrease)....................................   $    (47,000)     $     12,000
                                                               ============      ============
DAILY CLASS SHARES:
 Sold.......................................................   $  8,224,368      $ 17,292,506
 Issued in exchange for Daily Shares of Nations Treasury
   Fund (Note 8)***.........................................         39,993                --
 Issued as reinvestment of dividends........................          4,617            18,356
 Redeemed...................................................     (8,411,624)      (16,991,018)
                                                               ------------      ------------
 Net increase/(decrease)....................................   $   (142,646)     $    319,844
                                                               ============      ============
SERVICE CLASS SHARES:
 Sold.......................................................   $  2,180,565      $  5,148,381
 Issued as reinvestment of dividends........................            120             2,005
 Redeemed...................................................     (2,218,894)       (5,163,206)
                                                               ------------      ------------
 Net increase/(decrease)....................................   $    (38,209)     $    (12,820)
                                                               ============      ============
INVESTOR A SHARES:+
 Sold.......................................................   $  5,225,108      $         --
 Issued in exchange for Investor A Shares of Nations
   Treasury Fund (Note 8)***................................        845,904                --
 Issued as reinvestment of dividends........................            820                --
 Redeemed...................................................     (5,221,109)               --
                                                               ------------      ------------
 Net increase/(decrease)....................................   $    850,723      $         --
                                                               ============      ============
INVESTOR B SHARES:
 Sold.......................................................   $        604      $        179
 Issued as reinvestment of dividends........................              3                 4
 Redeemed...................................................           (251)             (241)
                                                               ------------      ------------
 Net increase/(decrease)....................................   $        356      $        (58)
                                                               ============      ============
INVESTOR C SHARES:
 Sold.......................................................   $        103      $         --
 Issued as reinvestment of dividends........................             --**              --
 Redeemed...................................................            (99)               --
                                                               ------------      ------------
 Net increase/(decrease)....................................   $          4      $         --
                                                               ============      ============
 Total net increase/(decrease)..............................   $    287,122      $  3,231,438
                                                               ============      ============

---------------

 * Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

 **Amount represents less than $500.

 ***
   Shares issued in connection with the Reorganization on May 10, 2002 for the Trust Class, Investor Class, Daily Class and Investor A Shares were 506,801, 75,430, 40,085 and 846,480, respectively.

 + Treasury Reserves' Investor A Shares commenced operations on May 13, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

                                                                    GOVERNMENT RESERVES
                                                              --------------------------------
                                                                YEAR ENDED        YEAR ENDED
                                                              MARCH 31, 2003    MARCH 31, 2002
                                                              --------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
 Sold.......................................................   $ 13,322,516      $ 13,012,207
 Issued as reinvestment of dividends........................         22,903            41,330
 Redeemed...................................................    (13,391,908)      (12,087,323)
                                                               ------------      ------------
 Net increase/(decrease)....................................   $    (46,489)     $    966,214
                                                               ============      ============
INSTITUTIONAL CLASS SHARES:
 Sold.......................................................   $  1,597,554      $  1,420,005
 Issued as reinvestment of dividends........................          1,552             3,748
 Redeemed...................................................     (1,603,845)       (1,597,312)
                                                               ------------      ------------
 Net increase/(decrease)....................................   $     (4,739)     $   (173,559)
                                                               ============      ============
TRUST CLASS SHARES:
 Sold.......................................................   $  1,329,718      $    476,644
 Issued in exchange for Primary A Shares of Nations
   Government Money Market Fund (Note 8)**..................        292,051                --
 Issued as reinvestment of dividends........................             20                --
 Redeemed...................................................     (1,530,551)         (410,196)
                                                               ------------      ------------
 Net increase/(decrease)....................................   $     91,238      $     66,448
                                                               ============      ============
LIQUIDITY CLASS SHARES:
 Sold.......................................................   $  1,235,710      $  2,013,626
 Issued as reinvestment of dividends........................          2,035             6,116
 Redeemed...................................................     (1,226,484)       (2,323,560)
                                                               ------------      ------------
 Net increase/(decrease)....................................   $     11,261      $   (303,818)
                                                               ============      ============
ADVISER CLASS SHARES:
 Sold.......................................................   $  2,072,426      $  3,600,483
 Issued as reinvestment of dividends........................         11,326            26,369
 Redeemed...................................................     (2,292,220)       (4,022,971)
                                                               ------------      ------------
 Net increase/(decrease)....................................   $   (208,468)     $   (396,119)
                                                               ============      ============
INVESTOR CLASS SHARES:
 Sold.......................................................   $  1,742,920      $  1,973,152
 Issued in exchange for Investor B Shares of Nations
   Government Money Market Fund (Note 8)**..................         26,979                --
 Issued in exchange for Investor C Shares of Nations
   Government Money Market Fund (Note 8)**..................            495                --
 Issued as reinvestment of dividends........................         10,431            16,529
 Redeemed...................................................     (2,203,843)       (1,319,792)
                                                               ------------      ------------
 Net increase/(decrease)....................................   $   (423,018)     $    669,889
                                                               ============      ============
MARKET CLASS SHARES:
 Sold.......................................................   $  1,432,000      $  1,504,875
 Issued as reinvestment of dividends........................             --                 5
 Redeemed...................................................     (1,491,000)       (1,431,880)
                                                               ------------      ------------
 Net increase/(decrease)....................................   $    (59,000)     $     73,000
                                                               ============      ============
DAILY CLASS SHARES:
 Sold.......................................................   $    899,509      $    883,088
 Issued in exchange for Daily Shares of Nations Government
   Money Market Fund (Note 8)**.............................         22,560                --
 Issued as reinvestment of dividends........................          3,267             7,085
 Redeemed...................................................       (929,793)         (832,861)
                                                               ------------      ------------
 Net increase/(decrease)....................................   $     (4,457)     $     57,312
                                                               ============      ============
SERVICE CLASS SHARES:
 Sold.......................................................   $    163,500      $    118,000
 Issued as reinvestment of dividends........................             --                --
 Redeemed...................................................       (164,000)         (107,500)
                                                               ------------      ------------
 Net increase/(decrease)....................................   $       (500)     $     10,500
                                                               ============      ============
INVESTOR A SHARES:+
 Sold.......................................................   $     20,481      $         --
 Issued in exchange for Investor A Shares of Nations
   Government Money Market Fund (Note 8)**..................         12,737                --
 Issued as reinvestment of dividends........................             64                --
 Redeemed...................................................        (27,213)               --
                                                               ------------      ------------
 Net increase/(decrease)....................................   $      6,069      $         --
                                                               ============      ============
INVESTOR B SHARES:
 Sold.......................................................   $        325      $      2,268
 Issued as reinvestment of dividends........................              8                25
 Redeemed...................................................           (634)           (1,178)
                                                               ------------      ------------
 Net increase/(decrease)....................................   $       (301)     $      1,115
                                                               ============      ============
INVESTOR C SHARES:
 Sold.......................................................   $        535      $        980
 Issued as reinvestment of dividends........................              3                 1
 Redeemed...................................................         (1,520)             (160)
                                                               ------------      ------------
 Net increase/(decrease)....................................   $       (982)     $        821
                                                               ============      ============
 Total net increase/(decrease)..............................   $   (639,386)     $    971,803
                                                               ============      ============

---------------

 *Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

 **
  Shares issued in connection with the Reorganization on May 10, 2002 for the Trust Class, Investor Class, Daily Class and Investor A Shares were 292,033, 27,469, 22,559 and 12,732, respectively.

 +Government Reserves' Investor A Shares commenced operations on May 13, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

                                                                     MUNICIPAL RESERVES
                                                              --------------------------------
                                                                YEAR ENDED        YEAR ENDED
                                                              MARCH 31, 2003    MARCH 31, 2002
                                                              --------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
 Sold.......................................................   $ 4,420,622       $ 3,509,609
 Issued as reinvestment of dividends........................         6,540             4,752
 Redeemed...................................................    (3,504,057)       (3,203,194)
                                                               -----------       -----------
 Net increase/(decrease)....................................   $   923,105       $   311,167
                                                               ===========       ===========
INSTITUTIONAL CLASS SHARES:
 Sold.......................................................   $   773,067       $   334,538
 Issued as reinvestment of dividends........................           935               175
 Redeemed...................................................      (655,234)         (265,398)
                                                               -----------       -----------
 Net increase/(decrease)....................................   $   118,768       $    69,315
                                                               ===========       ===========
TRUST CLASS SHARES:
 Sold.......................................................   $ 1,045,373       $   932,460
 Issued as reinvestment of dividends........................           315               118
 Redeemed...................................................    (1,031,512)         (929,081)
                                                               -----------       -----------
 Net increase/(decrease)....................................   $    14,176       $     3,497
                                                               ===========       ===========
LIQUIDITY CLASS SHARES:
 Sold.......................................................   $   470,967       $   195,550
 Issued as reinvestment of dividends........................           741             1,079
 Redeemed...................................................      (396,828)         (186,473)
                                                               -----------       -----------
 Net increase/(decrease)....................................   $    74,880       $    10,156
                                                               ===========       ===========
ADVISER CLASS SHARES:
 Sold.......................................................   $   665,358       $   542,205
 Issued as reinvestment of dividends........................         2,083             3,011
 Redeemed...................................................      (541,131)         (516,476)
                                                               -----------       -----------
 Net increase/(decrease)....................................   $   126,310       $    28,740
                                                               ===========       ===========
INVESTOR CLASS SHARES:
 Sold.......................................................   $   259,700       $    98,388
 Issued as reinvestment of dividends........................           931             1,042
 Redeemed...................................................      (219,368)         (108,428)
                                                               -----------       -----------
 Net increase/(decrease)....................................   $    41,263       $    (8,998)
                                                               ===========       ===========
MARKET CLASS SHARES:
 Sold.......................................................   $   825,500       $   854,023
 Issued as reinvestment of dividends........................            --                12
 Redeemed...................................................      (898,500)         (800,035)
                                                               -----------       -----------
 Net increase/(decrease)....................................   $   (73,000)      $    54,000
                                                               ===========       ===========
DAILY CLASS SHARES:
 Sold.......................................................   $   622,157       $   979,066
 Issued as reinvestment of dividends........................         3,827             9,896
 Redeemed...................................................      (736,526)         (906,696)
                                                               -----------       -----------
 Net increase/(decrease)....................................   $  (110,542)      $    82,266
                                                               ===========       ===========
SERVICE CLASS SHARES:
 Sold.......................................................   $   140,500       $   222,300
 Issued as reinvestment of dividends........................            --                --
 Redeemed...................................................      (141,500)         (217,300)
                                                               -----------       -----------
 Net increase/(decrease)....................................   $    (1,000)      $     5,000
                                                               ===========       ===========
INVESTOR B SHARES:
 Sold.......................................................   $        49       $        58
 Issued as reinvestment of dividends........................            --                 1
 Redeemed...................................................           (61)              (51)
                                                               -----------       -----------
 Net increase/(decrease)....................................   $       (12)      $         8
                                                               ===========       ===========
INVESTOR C SHARES:+
 Sold.......................................................   $     2,548       $        95
 Issued as reinvestment of dividends........................            --                --
 Redeemed...................................................          (118)               --
                                                               -----------       -----------
 Net increase/(decrease)....................................   $     2,430       $        95
                                                               ===========       ===========
 Total net increase/(decrease)..............................   $ 1,116,378       $   555,246
                                                               ===========       ===========

---------------

 *Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

 **
  Amount represents less than 500 shares and/or $500, as applicable.

 +Municipal Reserves' Investor C Shares commenced operations on March 28, 2002, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

                                                                    TAX-EXEMPT RESERVES
                                                              --------------------------------
                                                                YEAR ENDED        YEAR ENDED
                                                              MARCH 31, 2003    MARCH 31, 2002
                                                              --------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:+
 Sold.......................................................   $   2,076,101     $          --
 Issued as reinvestment of dividends........................             403                --
 Redeemed...................................................      (1,801,413)               --
                                                               -------------     -------------
 Net increase/(decrease)....................................   $     275,091     $          --
                                                               =============     =============
INSTITUTIONAL CLASS SHARES:+
 Sold.......................................................   $      82,120     $          --
 Issued as reinvestment of dividends........................             187                --
 Redeemed...................................................         (58,960)               --
                                                               -------------     -------------
 Net increase/(decrease)....................................   $      23,347     $          --
                                                               =============     =============
PRIMARY A SHARES (NATIONS TAX EXEMPT FUND):##
 Sold.......................................................   $     370,249     $   2,628,367
 Issued as reinvestment of dividends........................              67               420
 Redeemed...................................................      (2,976,349)       (2,405,809)
                                                               -------------     -------------
 Net increase/(decrease)....................................   $  (2,606,033)    $     222,978
                                                               =============     =============
PRIMARY B SHARES (NATIONS TAX EXEMPT FUND):#
 Sold.......................................................   $          --**   $      21,267
 Issued as reinvestment of dividends........................              --                --
 Redeemed...................................................          (2,003)          (22,377)
                                                               -------------     -------------
 Net increase/(decrease)....................................   $      (2,003)    $      (1,110)
                                                               =============     =============
TRUST CLASS SHARES:
 Sold.......................................................   $   2,177,356     $          --
 Issued in exchange for Primary A Shares of Nations Tax
   Exempt Fund (Note 8).....................................       2,447,895                --
 Issued as reinvestment of dividends........................             336                --
 Redeemed...................................................      (2,214,128)               --
                                                               -------------     -------------
 Net increase/(decrease)....................................   $   2,411,459     $          --
                                                               =============     =============
LIQUIDITY CLASS SHARES:+
 Sold.......................................................   $      10,198     $          --
 Issued as reinvestment of dividends........................               6                --
 Redeemed...................................................          (8,286)               --
                                                               -------------     -------------
 Net increase/(decrease)....................................   $       1,918     $          --
                                                               =============     =============
ADVISER CLASS SHARES:+
 Sold.......................................................   $      28,394     $          --
 Issued as reinvestment of dividends........................              48                --
 Redeemed...................................................         (18,781)               --
                                                               -------------     -------------
 Net increase/(decrease)....................................   $       9,661     $          --
                                                               =============     =============
INVESTOR CLASS SHARES:
 Sold.......................................................   $     194,049     $          --
 Issued in exchange for Primary B Shares of Nations Tax
   Exempt Fund (Note 8).....................................              --**              --
 Issued in exchange for Investor B Shares of Nations Tax
   Exempt Fund (Note 8).....................................         167,580                --
 Issued in exchange for Investor C Shares of Nations Tax
   Exempt Fund (Note 8).....................................             257                --
 Issued as reinvestment of dividends........................             970                --
 Redeemed...................................................        (224,582)               --
                                                               -------------     -------------
 Net increase/(decrease)....................................   $     138,274     $          --
                                                               =============     =============
DAILY CLASS SHARES:
 Sold.......................................................   $     144,428     $     168,239
 Issued as reinvestment of dividends........................             513             1,427
 Redeemed...................................................        (176,600)         (166,782)
                                                               -------------     -------------
 Net increase/(decrease)....................................   $     (31,659)    $       2,884
                                                               =============     =============
INVESTOR A SHARES:
 Sold.......................................................   $     309,872     $     202,585
 Issued as reinvestment of dividends........................             713             1,079
 Redeemed...................................................        (303,552)         (175,261)
                                                               -------------     -------------
 Net increase/(decrease)....................................   $       7,033     $      28,403
                                                               =============     =============
INVESTOR B SHARES (NATIONS TAX EXEMPT FUND):#
 Sold.......................................................   $      26,712     $     317,183
 Issued as reinvestment of dividends........................             202             3,626
 Redeemed...................................................        (237,295)         (350,345)
                                                               -------------     -------------
 Net increase/(decrease)....................................   $    (210,381)    $     (29,536)
                                                               =============     =============
INVESTOR C SHARES (NATIONS TAX EXEMPT FUND):#
 Sold.......................................................   $          --     $         942
 Issued as reinvestment of dividends........................              --**              11
 Redeemed...................................................            (257)             (986)
                                                               -------------     -------------
 Net increase/(decrease)....................................   $        (257)    $         (33)
                                                               =============     =============
 Total net increase/(decrease)..............................   $      16,450     $     223,586
                                                               =============     =============

---------------

 * Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.
 **Amount represents less than 500 shares and/or $500, as applicable.
 + Tax-Exempt Reserves' Capital Class, Institutional Class, Adviser Class and
   Liquidity Class commenced operations on June 13, 2002, June 18, 2002, August 9, 2002 and September 3, 2002, respectively.
 # Primary B, Investor B and Investor C Shares converted to Investor Class
   Shares on May 10, 2002.
 ##Primary A Shares converted to Trust Class Shares on May 10, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

                                                               CALIFORNIA TAX-EXEMPT RESERVES
                                                              --------------------------------
                                                                YEAR ENDED        YEAR ENDED
                                                              MARCH 31, 2003    MARCH 31, 2002
                                                              --------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
 Sold.......................................................    $ 665,516        $   156,196
 Issued as reinvestment of dividends........................        2,018                479
 Redeemed...................................................     (597,314)           (54,662)
                                                                ---------        -----------
 Net increase/(decrease)....................................    $  70,220        $   102,013
                                                                =========        ===========
INSTITUTIONAL CLASS SHARES:
 Sold.......................................................    $  70,198        $         1
 Issued as reinvestment of dividends........................           40                 --
 Redeemed...................................................      (68,701)            (1,001)
                                                                ---------        -----------
 Net increase/(decrease)....................................    $   1,537        $    (1,000)
                                                                =========        ===========
TRUST CLASS SHARES:
 Sold.......................................................    $ 750,600        $   539,965
 Issued as reinvestment of dividends........................          397                 37
 Redeemed...................................................     (676,642)          (517,890)
                                                                ---------        -----------
 Net increase/(decrease)....................................    $  74,355        $    22,112
                                                                =========        ===========
LIQUIDITY CLASS SHARES:+
 Sold.......................................................    $  12,801        $    15,414
 Issued as reinvestment of dividends........................           25                 21
 Redeemed...................................................      (10,977)           (14,286)
                                                                ---------        -----------
 Net increase/(decrease)....................................    $   1,849        $     1,149
                                                                =========        ===========
ADVISER CLASS SHARES:
 Sold.......................................................    $ 873,100        $   584,449
 Issued as reinvestment of dividends........................        3,742              5,280
 Redeemed...................................................     (672,981)          (610,181)
                                                                ---------        -----------
 Net increase/(decrease)....................................    $ 203,861        $   (20,452)
                                                                =========        ===========
INVESTOR CLASS SHARES:
 Sold.......................................................    $ 904,283        $   501,654
 Issued as reinvestment of dividends........................        2,945              4,139
 Redeemed...................................................     (787,752)          (491,546)
                                                                ---------        -----------
 Net increase/(decrease)....................................    $ 119,476        $    14,247
                                                                =========        ===========
DAILY CLASS SHARES:
 Sold.......................................................    $ 612,748        $ 1,422,764
 Issued as reinvestment of dividends........................        4,478             10,630
 Redeemed...................................................     (639,110)        (1,374,901)
                                                                ---------        -----------
 Net increase/(decrease)....................................    $ (21,884)       $    58,493
                                                                =========        ===========
INVESTOR B SHARES:
 Sold.......................................................    $       7        $        --
 Issued as reinvestment of dividends........................           --**               --**
 Redeemed...................................................           --**              (64)
                                                                ---------        -----------
 Net increase/(decrease)....................................    $       7        $       (64)
                                                                =========        ===========
 Total net increase/(decrease)..............................    $ 449,421        $   176,498
                                                                =========        ===========

---------------

 *Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

 **
  Amount represents less than 500 shares and/or $500, as applicable.

 +California Tax-Exempt Reserves' Liquidity Class Shares commenced operations on
  August 10, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

                                                                NEW YORK TAX-EXEMPT RESERVES
                                                              --------------------------------
                                                                YEAR ENDED       PERIOD ENDED
                                                              MARCH 31, 2003    MARCH 31, 2002
                                                              --------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:+
 Sold.......................................................     $ 23,193          $19,990
 Issued as reinvestment of dividends........................          247               25
 Redeemed...................................................      (33,972)              --
                                                                 --------          -------
 Net increase/(decrease)....................................     $(10,532)         $20,015
                                                                 ========          =======
INSTITUTIONAL CLASS SHARES:+
 Sold.......................................................     $     --          $     1
 Issued as reinvestment of dividends........................           --**             --**
 Redeemed...................................................           (1)              --
                                                                 --------          -------
 Net increase/(decrease)....................................     $     (1)         $     1
                                                                 ========          =======
TRUST CLASS SHARES:+
 Sold.......................................................     $ 91,549          $ 1,029
 Issued as reinvestment of dividends........................           (1)               1
 Redeemed...................................................      (75,356)            (204)
                                                                 --------          -------
 Net increase/(decrease)....................................     $ 16,192          $   826
                                                                 ========          =======
LIQUIDITY CLASS SHARES:+
 Sold.......................................................     $     --          $     1
 Issued as reinvestment of dividends........................           --**             --**
 Redeemed...................................................           (1)              --
                                                                 --------          -------
 Net increase/(decrease)....................................     $     (1)         $     1
                                                                 ========          =======
ADVISER CLASS SHARES:+
 Sold.......................................................     $     --          $     1
 Issued as reinvestment of dividends........................           --**             --**
 Redeemed...................................................           (1)              --
                                                                 --------          -------
 Net increase/(decrease)....................................     $     (1)         $     1
                                                                 ========          =======
INVESTOR CLASS SHARES:+
 Sold.......................................................     $     --          $     1
 Issued as reinvestment of dividends........................           --               --**
 Redeemed...................................................           (1)              --
                                                                 --------          -------
 Net increase/(decrease)....................................     $     (1)         $     1
                                                                 ========          =======
MARKET CLASS SHARES:+
 Sold.......................................................     $     --          $     1
 Issued as reinvestment of dividends........................           --**             --**
 Redeemed...................................................           (1)              --
                                                                 --------          -------
 Net increase/(decrease)....................................     $     (1)         $     1
                                                                 ========          =======
DAILY CLASS SHARES:+
 Sold.......................................................     $     --          $     1
 Issued as reinvestment of dividends........................           --**             --**
 Redeemed...................................................           (1)              --
                                                                 --------          -------
 Net increase/(decrease)....................................     $     (1)         $     1
                                                                 ========          =======
SERVICE CLASS SHARES:+
 Sold.......................................................     $     --          $     1
 Issued as reinvestment of dividends........................           --**             --
 Redeemed...................................................           (1)              --
                                                                 --------          -------
 Net increase/(decrease)....................................     $     (1)         $     1
                                                                 ========          =======
INVESTOR B SHARES:+
 Sold.......................................................     $     --          $     1
 Issued as reinvestment of dividends........................           --**             --
 Redeemed...................................................           (1)              --
                                                                 --------          -------
 Net increase/(decrease)....................................     $     (1)         $     1
                                                                 ========          =======
INVESTOR C SHARES:+
 Sold.......................................................     $     --          $     1
 Issued as reinvestment of dividends........................           --**             --
 Redeemed...................................................           (1)              --
                                                                 --------          -------
 Net increase/(decrease)....................................     $     (1)         $     1
                                                                 ========          =======
Total net increase/(decrease)...............................     $  5,651          $20,850
                                                                 ========          =======

---------------

 *Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

 **
  Amount represents less than 500 shares and/or $500, as applicable.

 +New York Tax Exempt Reserves' Capital Class, Institutional Class, Trust Class,
  Liquidity Class, Adviser Class, Investor Class, Market Class, Daily Class, Service Class, Investor B Shares and Investor C Shares commenced operations on February 15, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

  FINANCIAL HIGHLIGHTS


For a share outstanding throughout each period.


                                                              NET ASSET                   DIVIDENDS
                                                                VALUE          NET         FROM NET
                                                              BEGINNING    INVESTMENT     INVESTMENT
                                                              OF PERIOD   INCOME/(LOSS)     INCOME
                                                              --------------------------------------
CASH RESERVES
CAPITAL CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0161       $(0.0161)
Year ended 3/31/2002........................................     1.00         0.0320        (0.0320)
Year ended 3/31/2001........................................     1.00         0.0628        (0.0628)
Year ended 3/31/2000........................................     1.00         0.0532        (0.0532)
Period ended 3/31/1999*.....................................     1.00         0.0484        (0.0484)
Year ended 4/30/1998........................................     1.00         0.0554        (0.0554)
INSTITUTIONAL CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0158       $(0.0158)
Year ended 3/31/2002........................................     1.00         0.0316        (0.0316)
Period ended 3/31/2001**....................................     1.00         0.0192        (0.0192)
TRUST CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0151       $(0.0151)
Year ended 3/31/2002........................................     1.00         0.0310        (0.0310)
Year ended 3/31/2001........................................     1.00         0.0618        (0.0618)
Period ended 3/31/2000**....................................     1.00         0.0463        (0.0463)
LIQUIDITY CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0146       $(0.0146)
Year ended 3/31/2002........................................     1.00         0.0305        (0.0305)
Year ended 3/31/2001........................................     1.00         0.0613        (0.0613)
Year ended 3/31/2000........................................     1.00         0.0517        (0.0517)
Period ended 3/31/1999*.....................................     1.00         0.0470        (0.0470)
Year ended 4/30/1998........................................     1.00         0.0539        (0.0539)
ADVISER CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0136       $(0.0136)
Year ended 3/31/2002........................................     1.00         0.0295        (0.0295)
Year ended 3/31/2001........................................     1.00         0.0603        (0.0603)
Year ended 3/31/2000........................................     1.00         0.0507        (0.0507)
Period ended 3/31/1999*.....................................     1.00         0.0461        (0.0461)
Year ended 4/30/1998........................................     1.00         0.0529        (0.0529)
INVESTOR CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0126       $(0.0126)
Year ended 3/31/2002........................................     1.00         0.0285        (0.0285)
Year ended 3/31/2001........................................     1.00         0.0593        (0.0593)
Period ended 3/31/2000**....................................     1.00         0.0484        (0.0484)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.

 **Cash Reserves Institutional Class, Trust Class, Investor Class, Daily Class,
   Service Class, Investor A, Investor B, Investor C Shares and Marsico Shares commenced operations on November 30, 2000, May 17, 1999, April 12, 1999, April 12, 1999, April 28, 1999, May 13, 2002, October 4, 1999, October 5,
   1999 and May 13, 2002, respectively.

(a)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 86

NATIONS MONEY MARKET FUNDS

                                                                          WITHOUT WAIVERS
                                                                          AND/OR EXPENSE
                                                                          REIMBURSEMENTS
                                                                          ---------------
                                          RATIO OF         RATIO OF          RATIO OF
                           NET ASSETS     OPERATING     NET INVESTMENT       OPERATING
  NET ASSET                  END OF      EXPENSES TO   INCOME/(LOSS) TO     EXPENSES TO
    VALUE        TOTAL       PERIOD        AVERAGE         AVERAGE            AVERAGE
END OF PERIOD   RETURN++      (000)      NET ASSETS       NET ASSETS        NET ASSETS
-----------------------------------------------------------------------------------------

    $1.00         1.63%    $33,084,072      0.20%(a)(b)       1.62%            0.26%(a)
     1.00         3.25      39,231,604      0.20(a)(b)       2.92              0.27(a)
     1.00         6.46      20,037,526      0.20(a)          6.22              0.27(a)
     1.00         5.46       8,642,609      0.20(a)(b)       5.37              0.29(a)
     1.00         4.95       4,379,430      0.20+(a)         5.24+             0.43+(a)
     1.00         5.70       3,051,559      0.20(b)          5.54              0.44

    $1.00         1.59%    $ 4,541,350      0.24%(a)(b)       1.58%            0.30%(a)
     1.00         3.21       3,257,737      0.24(a)(b)       2.88              0.31(a)
     1.00         1.90         651,116      0.24+(a)         6.18+             0.31+(a)

    $1.00         1.53%    $ 5,005,841      0.30%(a)(b)       1.52%            0.36%(a)
     1.00         3.14       2,686,258      0.30(a)(b)       2.82              0.37(a)
     1.00         6.36       2,676,204      0.30(a)          6.12              0.37(a)
     1.00         4.72       1,719,142      0.30+(a)(b)       5.27+            0.39+(a)

    $1.00         1.47%    $ 1,572,140      0.35%(a)(b)       1.47%            1.11%(a)
     1.00         3.09       1,742,687      0.35(a)(b)       2.77              1.12(a)
     1.00         6.30       1,476,883      0.35(a)          6.07              1.12(a)
     1.00         5.30       1,396,969      0.35(a)(b)       5.22              1.14(a)
     1.00         4.80       1,423,382      0.35+(a)         5.09+             1.28+(a)
     1.00         5.53       1,107,869      0.35(b)          5.39              1.29

    $1.00         1.37%    $ 6,834,801      0.45%(a)(b)       1.37%            0.51%(a)
     1.00         2.99       7,873,470      0.45(a)(b)       2.67              0.52(a)
     1.00         6.20       5,939,163      0.45(a)          5.97              0.52(a)
     1.00         5.19       4,780,346      0.45(a)(b)       5.12              0.54(a)
     1.00         4.71         870,170      0.45+(a)         4.99+             0.68+(a)
     1.00         5.43         672,417      0.45(b)          5.29              0.69

    $1.00         1.27%    $ 3,621,418      0.55%(a)(b)       1.27%            0.61%(a)
     1.00         2.89       4,966,158      0.55(a)(b)       2.57              0.62(a)
     1.00         6.09       7,585,825      0.55(a)          5.87              0.62(a)
     1.00         4.94       7,068,117      0.55+(a)(b)       5.02+            0.64+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

For a share outstanding throughout each period.


                                                              NET ASSET                   DIVIDENDS
                                                                VALUE          NET         FROM NET
                                                              BEGINNING    INVESTMENT     INVESTMENT
                                                              OF PERIOD   INCOME/(LOSS)     INCOME
                                                              --------------------------------------
CASH RESERVES (CONTINUED)
MARKET CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0116       $(0.0116)
Year ended 3/31/2002........................................     1.00         0.0275        (0.0275)
Year ended 3/31/2001........................................     1.00         0.0583        (0.0583)
Year ended 3/31/2000........................................     1.00         0.0487        (0.0487)
Period ended 3/31/1999*.....................................     1.00         0.0447        (0.0447)
Year ended 4/30/1998........................................     1.00         0.0519        (0.0519)
DAILY CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0102       $(0.0102)
Year ended 3/31/2002........................................     1.00         0.0260        (0.0260)
Year ended 3/31/2001........................................     1.00         0.0568        (0.0568)
Period ended 3/31/2000**....................................     1.00         0.0459        (0.0459)
SERVICE CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0061       $(0.0061)
Year ended 3/31/2002........................................     1.00         0.0220        (0.0220)
Year ended 3/31/2001........................................     1.00         0.0528        (0.0528)
Period ended 3/31/2000**....................................     1.00         0.0404        (0.0404)
INVESTOR A SHARES
Period ended 3/31/2003**....................................    $1.00        $0.0117       $(0.0117)
INVESTOR B SHARES
Year ended 3/31/2003........................................    $1.00        $0.0053       $(0.0053)
Year ended 3/31/2002........................................     1.00         0.0210        (0.0210)
Year ended 3/31/2001........................................     1.00         0.0518        (0.0518)
Period ended 3/31/2000**....................................     1.00         0.0225        (0.0225)
INVESTOR C SHARES
Year ended 3/31/2003........................................    $1.00        $0.0053       $(0.0053)
Year ended 3/31/2002........................................     1.00         0.0210        (0.0210)
Year ended 3/31/2001........................................     1.00         0.0518        (0.0518)
Period ended 3/31/2000**....................................     1.00         0.0223        (0.0223)
MARSICO SHARES
Period ended 3/31/2003**....................................    $1.00        $0.0127       $(0.0127)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.

 **Cash Reserves Institutional Class, Trust Class, Investor Class, Daily Class,
   Service Class, Investor A, Investor B, Investor C Shares and Marsico Shares commenced operations on November 30, 2000, May 17, 1999, April 12, 1999, April 12, 1999, April 28, 1999, May 13, 2002, October 4, 1999, October 5,
   1999 and May 13, 2002, respectively.

(a)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 88

NATIONS MONEY MARKET FUNDS

                                                                          WITHOUT WAIVERS
                                                                          AND/OR EXPENSE
                                                                          REIMBURSEMENTS
                                                                          ---------------
                                          RATIO OF         RATIO OF          RATIO OF
                           NET ASSETS     OPERATING     NET INVESTMENT       OPERATING
  NET ASSET                  END OF      EXPENSES TO   INCOME/(LOSS) TO     EXPENSES TO
    VALUE        TOTAL       PERIOD        AVERAGE         AVERAGE            AVERAGE
END OF PERIOD   RETURN++      (000)      NET ASSETS       NET ASSETS        NET ASSETS
-----------------------------------------------------------------------------------------
    $1.00         1.17%    $ 3,774,034      0.65%(a)(b)       1.17%            0.71%(a)
     1.00         2.78       3,844,641      0.65(a)(b)       2.47              0.72(a)
     1.00         5.99       3,342,882      0.65(a)          5.77              0.72(a)
     1.00         4.98       2,779,002      0.65(a)(b)       4.92              0.74(a)
     1.00         4.56       1,486,502      0.61+(a)         4.83+             0.88+(a)
     1.00         5.33         649,503      0.55(b)          5.19              0.89

    $1.00         1.02%    $11,635,944      0.80%(a)(b)       1.02%            0.86%(a)
     1.00         2.63      14,018,697      0.80(a)(b)       2.32              0.87(a)
     1.00         5.83      14,589,888      0.80(a)          5.62              0.87(a)
     1.00         4.69       9,753,000      0.80+(a)(b)       4.77+            0.89+(a)

    $1.00         0.62%    $   761,802      1.20%(a)(b)       0.62%            1.26%(a)
     1.00         2.22       1,037,281      1.20(a)(b)       1.92              1.27(a)
     1.00         5.41         913,512      1.20(a)          5.22              1.27(a)
     1.00         4.11         512,318      1.20+(a)(b)       4.37+            1.29+(a)

    $1.00         1.18%    $   378,382      0.65%+(a)(b)       1.17%+          0.71%+(a)

    $1.00         0.54%    $    54,493      1.28%(a)(b)       0.54%            1.36%(a)
     1.00         2.12          37,408      1.30(a)(b)       1.82              1.37(a)
     1.00         5.30          27,360      1.30(a)          5.12              1.37(a)
     1.00         2.28           8,828      1.30+(a)(b)       4.27+            1.39+(a)

    $1.00         0.54%    $     4,811      1.28%(a)(b)       0.54%            1.36%(a)
     1.00         2.12           1,357      1.30(a)(b)       1.82              1.37(a)
     1.00         5.30           1,717      1.30(a)          5.12              1.37(a)
     1.00         2.25             345      1.30+(a)(b)       4.27+            1.39+(a)

    $1.00         1.28%    $    20,755      0.55%+(a)(b)       1.27%+          0.61%+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

For a share outstanding throughout each period.


                                                              NET ASSET                   DIVIDENDS
                                                                VALUE          NET         FROM NET
                                                              BEGINNING    INVESTMENT     INVESTMENT
                                                              OF PERIOD   INCOME/(LOSS)     INCOME
                                                              --------------------------------------
MONEY MARKET RESERVES
CAPITAL CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0155       $(0.0155)
Year ended 3/31/2002........................................     1.00         0.0311        (0.0311)
Year ended 3/31/2001........................................     1.00         0.0625        (0.0625)
Year ended 3/31/2000........................................     1.00         0.0535        (0.0535)
Period ended 3/31/1999*,**..................................     1.00         0.0438        (0.0438)
Period ended 5/15/1998......................................     1.00         0.0252        (0.0252)
INSTITUTIONAL CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0151       $(0.0151)
Year ended 3/31/2002........................................     1.00         0.0307        (0.0307)
Period ended 3/31/2001***...................................     1.00         0.0221        (0.0221)
TRUST CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0145       $(0.0145)
Year ended 3/31/2002........................................     1.00         0.0301        (0.0301)
Year ended 3/31/2001........................................     1.00         0.0615        (0.0615)
Period ended 3/31/2000***...................................     1.00         0.0016        (0.0016)
LIQUIDITY CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0139       $(0.0139)
Year ended 3/31/2002........................................     1.00         0.0296        (0.0296)
Year ended 3/31/2001........................................     1.00         0.0610        (0.0610)
Year ended 3/31/2000........................................     1.00         0.0520        (0.0520)
Period ended 3/31/1999*,***.................................     1.00         0.0281        (0.0281)
ADVISER CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0129       $(0.0129)
Year ended 3/31/2002........................................     1.00         0.0286        (0.0286)
Year ended 3/31/2001........................................     1.00         0.0600        (0.0600)
Year ended 3/31/2000........................................     1.00         0.0548        (0.0548)
Period ended 3/31/1999*,***.................................     1.00         0.0344        (0.0344)
INVESTOR CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0119       $(0.0119)
Year ended 3/31/2002........................................     1.00         0.0276        (0.0276)
Year ended 3/31/2001........................................     1.00         0.0501        (0.0501)
Period ended 3/31/2000***...................................     1.00         0.0043        (0.0043)

---------------

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  * Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.

 ***Money Market Reserves Institutional Class, Trust Class, Liquidity Class,
    Adviser Class, Investor Class, Market Class, Daily Class, Service Class, Investor B and Investor C Shares commenced operations on November 17, 2000, March 22, 2000, August 7, 1998, July 2, 1998, March 3, 2000, October 9,
    1998, July 21, 1999, May 18, 1999, October 5, 1999 and January 6, 2000,
    respectively.

 (a)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 90

NATIONS MONEY MARKET FUNDS

                                                                          WITHOUT WAIVERS
                                                                          AND/OR EXPENSE
                                                                          REIMBURSEMENTS
                                                                          ---------------
                                          RATIO OF         RATIO OF          RATIO OF
                           NET ASSETS     OPERATING     NET INVESTMENT       OPERATING
  NET ASSET                  END OF      EXPENSES TO   INCOME/(LOSS) TO     EXPENSES TO
    VALUE        TOTAL       PERIOD        AVERAGE         AVERAGE            AVERAGE
END OF PERIOD   RETURN++      (000)      NET ASSETS       NET ASSETS        NET ASSETS
-----------------------------------------------------------------------------------------

    $1.00         1.56%    $10,092,837      0.20%(a)(b)       1.54%            0.26%(a)
     1.00         3.16      11,084,336      0.20(a)          2.85              0.28(a)
     1.00         6.43       6,103,253      0.20(a)(b)       6.19              0.27(a)
     1.00         5.48       4,064,349      0.20(a)(b)       5.64              0.33(a)
     1.00         4.47         595,482      0.20+(a)         4.87+             0.46+(a)
     1.00         2.55         118,880      0.20+            5.54+             0.27+

    $1.00         1.52%    $   721,023      0.24%(a)(b)       1.50%            0.30%(a)
     1.00         3.12         535,650      0.24(a)          2.81              0.32(a)
     1.00         2.23         574,968      0.24+(a)(b)       6.15+            0.31+(a)

    $1.00         1.46%    $    60,342      0.30%(a)(b)       1.44%            0.36%(a)
     1.00         3.05       1,311,771      0.30(a)          2.75              0.38(a)
     1.00         6.33          67,422      0.30(a)(b)       6.09              0.37(a)
     1.00         0.16              38      0.30+(a)(b)       5.54+            0.43+(a)

    $1.00         1.41%    $   497,339      0.35%(a)(b)       1.39%            1.11%(a)
     1.00         3.00         566,000      0.35(a)          2.70              1.13(a)
     1.00         6.27       1,085,231      0.35(a)(b)       6.04              1.12(a)
     1.00         5.32         946,156      0.35(a)(b)       5.49              1.18(a)
     1.00         2.87           1,078      0.35+(a)         4.72+             1.31+(a)

    $1.00         1.31%    $   640,364      0.45%(a)(b)       1.29%            0.51%(a)
     1.00         2.90         967,747      0.45(a)          2.60              0.53(a)
     1.00         6.17         622,177      0.45(a)(b)       5.94              0.52(a)
     1.00         5.62         553,728      0.45(a)(b)       5.39              0.58(a)
     1.00         3.46           6,377      0.45+(a)         4.62+             0.71+(a)

    $1.00         1.21%    $    61,153      0.55%(a)(b)       1.19%            0.61%(a)
     1.00         2.80          44,170      0.55(a)          2.50              0.63(a)
     1.00         5.12          90,380      0.55(a)(b)       5.84              0.62(a)
     1.00         0.43               1      0.55+(a)(b)       5.29+            0.68+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

For a share outstanding throughout each period.


                                                              NET ASSET                   DIVIDENDS
                                                                VALUE          NET         FROM NET
                                                              BEGINNING    INVESTMENT     INVESTMENT
                                                              OF PERIOD   INCOME/(LOSS)     INCOME
                                                              --------------------------------------
MONEY MARKET RESERVES (CONTINUED)
MARKET CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0109       $(0.0109)
Year ended 3/31/2002........................................     1.00         0.0266        (0.0266)
Year ended 3/31/2001........................................     1.00         0.0580        (0.0580)
Year ended 3/31/2000........................................     1.00         0.0490        (0.0490)
Period ended 3/31/1999*,***.................................     1.00         0.0214        (0.0214)
DAILY CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0095       $(0.0095)
Year ended 3/31/2002........................................     1.00         0.0251        (0.0251)
Year ended 3/31/2001........................................     1.00         0.0565        (0.0565)
Period ended 3/31/2000***...................................     1.00         0.0346        (0.0346)
SERVICE CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0056       $(0.0056)
Year ended 3/31/2002........................................     1.00         0.0211        (0.0211)
Year ended 3/31/2001........................................     1.00         0.0525        (0.0525)
Period ended 3/31/2000***...................................     1.00         0.0386        (0.0386)
INVESTOR B SHARES
Year ended 3/31/2003........................................    $1.00        $0.0049       $(0.0049)
Year ended 3/31/2002........................................     1.00         0.0201        (0.0201)
Year ended 3/31/2001........................................     1.00         0.0515        (0.0515)
Period ended 3/31/2000***...................................     1.00         0.0227        (0.0227)
INVESTOR C SHARES
Year ended 3/31/2003........................................    $1.00        $0.0049       $(0.0049)
Year ended 3/31/2002........................................     1.00         0.0201        (0.0201)
Year ended 3/31/2001........................................     1.00         0.0208        (0.0208)
Period ended 3/31/2000***...................................     1.00         0.0112        (0.0112)

---------------

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  * Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.

 ** The financial information for the fiscal periods through May 15, 1998 reflect the financial information for the Emerald Prime Advantage Institutional Fund, which was reorganized into Capital Class Shares as of May 22, 1998.

 ***Money Market Reserves Institutional Class, Trust Class, Liquidity Class,
    Adviser Class, Investor Class, Market Class, Daily Class, Service Class, Investor B and Investor C Shares commenced operations on November 17, 2000, March 22, 2000, August 7, 1998, July 2, 1998, March 3, 2000, October 9,
    1998, July 21, 1999, May 18, 1999, October 5, 1999 and January 6, 2000,
    respectively.

 (a)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 92

NATIONS MONEY MARKET FUNDS

                                                                         WITHOUT WAIVERS
                                                                         AND/OR EXPENSE
                                                                         REIMBURSEMENTS
                                                                         ---------------
                                         RATIO OF         RATIO OF          RATIO OF
                           NET ASSETS    OPERATING     NET INVESTMENT       OPERATING
  NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS) TO     EXPENSES TO
    VALUE        TOTAL       PERIOD       AVERAGE         AVERAGE            AVERAGE
END OF PERIOD   RETURN++     (000)      NET ASSETS       NET ASSETS        NET ASSETS
----------------------------------------------------------------------------------------
    $1.00         1.11%    $1,235,160      0.65%(a)(b)       1.09%            0.71%(a)
     1.00         2.69      1,422,125      0.65(a)          2.40              0.73(a)
     1.00         5.96      1,292,998      0.65(a)(b)       5.74              0.72(a)
     1.00         5.01      1,021,002      0.65(a)(b)       5.19              0.78(a)
     1.00         2.14        873,993      0.65+(a)         4.42+             0.91+(a)

    $1.00         0.95%    $    4,756      0.80%(a)(b)       0.94%            0.86%(a)
     1.00         2.54          4,501      0.80(a)          2.25              0.88(a)
     1.00         5.80          7,561      0.80(a)(b)       5.59              0.87(a)
     1.00         3.51          4,525      0.80+(a)(b)       5.04+            0.93+(a)

    $1.00         0.56%    $  118,713      1.19%(a)(b)       0.55%            1.26%(a)
     1.00         2.13        139,024      1.20(a)          1.85              1.28(a)
     1.00         5.38        203,160      1.20(a)(b)       5.19              1.27(a)
     1.00         3.93         80,500      1.20+(a)(b)       4.64+            1.33+(a)

    $1.00         0.49%    $   15,512      1.26%(a)(b)       0.48%            1.36%(a)
     1.00         2.03          9,407      1.30(a)          1.75              1.38(a)
     1.00         5.27          6,907      1.30(a)(b)       5.09              1.37(a)
     1.00         2.29          1,940      1.30+(a)(b)       4.54+            1.43+(a)

    $1.00         0.49%    $    1,072      1.27%(a)(b)       0.47%            1.36%(a)
     1.00         2.03            408      1.30(a)          1.75              1.38(a)
     1.00         2.08            340      1.30(a)(b)       5.09              1.37(a)
     1.00         1.12             19      1.30+(a)(b)       4.54+            1.43+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

For a share outstanding throughout each period.


                                                              NET ASSET                   DIVIDENDS
                                                                VALUE          NET         FROM NET
                                                              BEGINNING    INVESTMENT     INVESTMENT
                                                              OF PERIOD   INCOME/(LOSS)     INCOME
                                                              --------------------------------------
TREASURY RESERVES
CAPITAL CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0150       $(0.0150)
Year ended 3/31/2002........................................     1.00         0.0302        (0.0302)
Year ended 3/31/2001........................................     1.00         0.0603        (0.0603)
Year ended 3/31/2000........................................     1.00         0.0504        (0.0504)
Period ended 3/31/1999*.....................................     1.00         0.0462        (0.0462)
Year ended 4/30/1998........................................     1.00         0.0541        (0.0541)
INSTITUTIONAL CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0146       $(0.0146)
Year ended 3/31/2002........................................     1.00         0.0298        (0.0298)
Period ended 3/31/2001**....................................     1.00         0.0206        (0.0206)
TRUST CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0140       $(0.0140)
Year ended 3/31/2002........................................     1.00         0.0292        (0.0292)
Year ended 3/31/2001........................................     1.00         0.0593        (0.0593)
Period ended 3/31/2000**....................................     1.00         0.0436        (0.0436)
LIQUIDITY CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0136       $(0.0136)
Year ended 3/31/2002........................................     1.00         0.0287        (0.0287)
Year ended 3/31/2001........................................     1.00         0.0588        (0.0588)
Year ended 3/31/2000........................................     1.00         0.0489        (0.0489)
Period ended 3/31/1999*.....................................     1.00         0.0448        (0.0448)
Year ended 4/30/1998........................................     1.00         0.0526        (0.0526)
ADVISER CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0126       $(0.0126)
Year ended 3/31/2002........................................     1.00         0.0277        (0.0277)
Year ended 3/31/2001........................................     1.00         0.0578        (0.0578)
Year ended 3/31/2000........................................     1.00         0.0479        (0.0479)
Period ended 3/31/1999*.....................................     1.00         0.0439        (0.0439)
Year ended 4/30/1998........................................     1.00         0.0516        (0.0516)

---------------

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  * Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.

 ** Treasury Reserves Institutional Class, Trust Class, Investor Class, Daily
    Class, Service Class, Investor A Shares, Investor B Shares and Investor C Shares commenced operations on November 21, 2000, May 17, 1999, April 12, 1999, April 12, 1999, May 17, 1999, May 13, 2002, October 15, 1999 and July
    16, 2002, respectively.

 (a)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 94

NATIONS MONEY MARKET FUNDS

                                                                         WITHOUT WAIVERS
                                                                         AND/OR EXPENSE
                                                                         REIMBURSEMENTS
                                                                         ---------------
                                         RATIO OF         RATIO OF          RATIO OF
                           NET ASSETS    OPERATING     NET INVESTMENT       OPERATING
  NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS) TO     EXPENSES TO
    VALUE        TOTAL       PERIOD       AVERAGE         AVERAGE            AVERAGE
END OF PERIOD   RETURN++     (000)      NET ASSETS       NET ASSETS        NET ASSETS
----------------------------------------------------------------------------------------

    $1.00         1.51%    $2,560,626      0.20%(a)         1.52%             0.26%(a)
     1.00         3.06      3,715,126      0.20(a)          2.81              0.27(a)
     1.00         6.20      1,900,312      0.20(a)(b)       5.99              0.27(a)
     1.00         5.15      1,026,684      0.20(a)(b)       5.06              0.28(a)
     1.00         4.72      1,382,688      0.20+(a)         4.99+             0.45+(a)
     1.00         5.55        246,058      0.20             5.41              0.45

    $1.00         1.47%    $  538,719      0.24%(a)         1.48%             0.30%(a)
     1.00         3.02        383,265      0.24(a)          2.77              0.31(a)
     1.00         2.08         29,572      0.24+(a)(b)       5.95+            0.31+(a)

    $1.00         1.41%    $  908,826      0.30%(a)         1.42%             0.36%(a)
     1.00         2.96        399,582      0.30(a)          2.71              0.37(a)
     1.00         6.09        315,854      0.30(a)(b)       5.89              0.37(a)
     1.00         4.45        506,339      0.30+(a)(b)       4.96+            0.38+(a)

    $1.00         1.36%    $  384,984      0.35%(a)         1.37%             1.16%(a)
     1.00         2.90        370,139      0.35(a)          2.66              1.17(a)
     1.00         6.04        348,850      0.35(a)(b)       5.84              1.17(a)
     1.00         5.00        364,761      0.35(a)(b)       4.91              1.18(a)
     1.00         4.58        304,387      0.35+(a)         4.84+             1.35+(a)
     1.00         5.38        743,410      0.35             5.26              1.35

    $1.00         1.26%    $2,723,279      0.45%(a)         1.27%             0.51%(a)
     1.00         2.80      2,568,691      0.45(a)          2.56              0.52(a)
     1.00         5.93      1,918,597      0.45(a)(b)       5.74              0.52(a)
     1.00         4.89      1,460,966      0.45(a)(b)       4.81              0.53(a)
     1.00         4.48        344,906      0.45+(a)         4.74+             0.70+(a)
     1.00         5.28        222,760      0.45             5.16              0.70

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

For a share outstanding throughout each period.


                                                              NET ASSET                   DIVIDENDS
                                                                VALUE          NET         FROM NET
                                                              BEGINNING    INVESTMENT     INVESTMENT
                                                              OF PERIOD   INCOME/(LOSS)     INCOME
                                                              --------------------------------------
TREASURY RESERVES (CONTINUED)
INVESTOR CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0116       $(0.0116)
Year ended 3/31/2002........................................     1.00         0.0267        (0.0267)
Year ended 3/31/2001........................................     1.00         0.0568        (0.0568)
Period ended 3/31/2000**....................................     1.00         0.0455        (0.0455)
MARKET CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0106       $(0.0106)
Year ended 3/31/2002........................................     1.00         0.0257        (0.0257)
Year ended 3/31/2001........................................     1.00         0.0557        (0.0557)
Year ended 3/31/2000........................................     1.00         0.0459        (0.0459)
Period ended 3/31/1999*.....................................     1.00         0.0423        (0.0423)
Year ended 4/30/1998........................................     1.00         0.0505        (0.0505)
DAILY CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0090       $(0.0090)
Year ended 3/31/2002........................................     1.00         0.0242        (0.0242)
Year ended 3/31/2001........................................     1.00         0.0543        (0.0543)
Period ended 3/31/2000**....................................     1.00         0.0431        (0.0431)
SERVICE CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0051       $(0.0051)
Year ended 3/31/2002........................................     1.00         0.0202        (0.0202)
Year ended 3/31/2001........................................     1.00         0.0503        (0.0503)
Period ended 3/31/2000**....................................     1.00         0.0358        (0.0358)
INVESTOR A SHARES
Period ended 3/31/2003**....................................    $1.00        $0.0107       $(0.0107)
INVESTOR B SHARES
Year ended 3/31/2003........................................    $1.00        $0.0047       $(0.0047)
Year ended 3/31/2002........................................     1.00         0.0192        (0.0192)
Year ended 3/31/2001........................................     1.00         0.0493        (0.0493)
Period ended 3/31/2000**....................................     1.00         0.0192        (0.0192)
INVESTOR C SHARES
Period ended 3/31/2003**....................................    $1.00        $0.0017       $(0.0017)

---------------

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  * Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.

 ** Treasury Reserves Institutional Class, Trust Class, Investor Class, Daily
    Class, Service Class, Investor A Shares, Investor B Shares and Investor C Shares commenced operations on November 21, 2000, May 17, 1999, April 12, 1999, April 12, 1999, May 17, 1999, May 13, 2002, October 15, 1999 and July
    16, 2002, respectively.

 (a)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 96

NATIONS MONEY MARKET FUNDS

                                                                         WITHOUT WAIVERS
                                                                         AND/OR EXPENSE
                                                                         REIMBURSEMENTS
                                                                         ---------------
                                         RATIO OF         RATIO OF          RATIO OF
                           NET ASSETS    OPERATING     NET INVESTMENT       OPERATING
  NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS) TO     EXPENSES TO
    VALUE        TOTAL       PERIOD       AVERAGE         AVERAGE            AVERAGE
END OF PERIOD   RETURN++     (000)      NET ASSETS       NET ASSETS        NET ASSETS
----------------------------------------------------------------------------------------

    $1.00         1.16%    $  673,332      0.55%(a)         1.17%             0.61%(a)
     1.00         2.70        688,990      0.55(a)          2.46              0.62(a)
     1.00         5.83        700,202      0.55(a)(b)       5.64              0.62(a)
     1.00         4.65        573,261      0.55+(a)(b)       4.71+            0.63+(a)

    $1.00         1.06%    $1,334,965      0.65%(a)         1.07%             0.71%(a)
     1.00         2.60      1,381,945      0.65(a)          2.36              0.72(a)
     1.00         5.72      1,369,949      0.65(a)(b)       5.54              0.72(a)
     1.00         4.68      1,511,932      0.65(a)(b)       4.61              0.73(a)
     1.00         4.31      1,169,932      0.62+(a)         4.57+             0.90+(a)
     1.00         5.18        265,495      0.55             5.06              0.90

    $1.00         0.91%    $1,159,050      0.80%(a)         0.92%             0.86%(a)
     1.00         2.44      1,301,678      0.80(a)          2.21              0.87(a)
     1.00         5.56        981,837      0.80(a)(b)       5.39              0.87(a)
     1.00         4.40        847,775      0.80+(a)(b)       4.46+            0.88+(a)

    $1.00         0.52%    $  292,215      1.19%(a)         0.53%             1.26%(a)
     1.00         2.04        330,420      1.20(a)          1.81              1.27(a)
     1.00         5.14        343,240      1.20(a)(b)       4.99              1.27(a)
     1.00         3.63        244,035      1.20+(a)(b)       4.06+            1.28+(a)

    $1.00         1.07%    $  850,729      0.65%+(a)        1.07%+            0.71%+(a)

    $1.00         0.47%    $      535      1.22%(a)         0.50%             1.36%(a)
     1.00         1.93            180      1.30(a)          1.71              1.37(a)
     1.00         5.04            237      1.30(a)(b)       4.89              1.37(a)
     1.00         1.94             80      1.30+(a)(b)       3.96+            1.38+(a)

    $1.00         0.15%    $        5      1.26%+(a)        0.46%+            1.36%+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

For a share outstanding throughout each period.


                                                              NET ASSET                   DIVIDENDS
                                                                VALUE          NET         FROM NET
                                                              BEGINNING    INVESTMENT     INVESTMENT
                                                              OF PERIOD   INCOME/(LOSS)     INCOME
                                                              --------------------------------------
GOVERNMENT RESERVES
CAPITAL CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0151       $(0.0151)
Year ended 3/31/2002........................................     1.00         0.0303        (0.0303)
Year ended 3/31/2001........................................     1.00         0.0615        (0.0615)
Year ended 3/31/2000........................................     1.00         0.0516        (0.0516)
Period ended 3/31/1999*.....................................     1.00         0.0468        (0.0468)
Year ended 4/30/1998........................................     1.00         0.0543        (0.0543)
INSTITUTIONAL CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0147       $(0.0147)
Year ended 3/31/2002........................................     1.00         0.0299        (0.0299)
Period ended 3/31/2001**....................................     1.00         0.0210        (0.0210)
TRUST CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0141       $(0.0141)
Year ended 3/31/2002........................................     1.00         0.0293        (0.0293)
Year ended 3/31/2001........................................     1.00         0.0605        (0.0605)
Period ended 3/31/2000**....................................     1.00         0.0448        (0.0448)
LIQUIDITY CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0136       $(0.0136)
Year ended 3/31/2002........................................     1.00         0.0286        (0.0286)
Year ended 3/31/2001........................................     1.00         0.0600        (0.0600)
Year ended 3/31/2000........................................     1.00         0.0501        (0.0501)
Period ended 3/31/1999*.....................................     1.00         0.0454        (0.0454)
Year ended 4/30/1998........................................     1.00         0.0528        (0.0528)
ADVISER CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0126       $(0.0126)
Year ended 3/31/2002........................................     1.00         0.0278        (0.0278)
Year ended 3/31/2001........................................     1.00         0.0590        (0.0590)
Year ended 3/31/2000........................................     1.00         0.0491        (0.0491)
Period ended 3/31/1999*.....................................     1.00         0.0445        (0.0445)
Year ended 4/30/1998........................................     1.00         0.0518        (0.0518)
INVESTOR CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0116       $(0.0116)
Year ended 3/31/2002........................................     1.00         0.0268        (0.0268)
Year ended 3/31/2001........................................     1.00         0.0580        (0.0580)
Period ended 3/31/2000**....................................     1.00         0.0467        (0.0467)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.

 **Government Reserves Institutional Class, Trust Class, Investor Class, Daily
   Class, Service Class, Investor A, and Investor B Shares commenced operations on November 21, 2000, May 17, 1999, April 12, 1999, April 12, 1999, June 8,
   1999, May 13, 2002, and November 2, 1999, respectively.

(a)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 98

NATIONS MONEY MARKET FUNDS

                                                                         WITHOUT WAIVERS
                                                                         AND/OR EXPENSE
                                                                         REIMBURSEMENTS
                                                                         ---------------
                                         RATIO OF         RATIO OF          RATIO OF
                           NET ASSETS    OPERATING     NET INVESTMENT       OPERATING
  NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS) TO     EXPENSES TO
    VALUE        TOTAL       PERIOD       AVERAGE         AVERAGE            AVERAGE
END OF PERIOD   RETURN++     (000)      NET ASSETS       NET ASSETS        NET ASSETS
----------------------------------------------------------------------------------------

    $1.00         1.52%    $1,772,133      0.20%(a)         1.48%             0.27%(a)
     1.00         3.07      1,818,554      0.20(a)          2.70              0.28(a)
     1.00         6.32        852,138      0.20(a)(b)       6.06              0.29(a)
     1.00         5.28        381,336      0.20(a)(b)       5.26              0.29(a)
     1.00         4.78        229,561      0.20+(a)         5.05+             0.44+(a)
     1.00         5.57        190,607      0.20             5.43              0.45

    $1.00         1.48%    $   81,814      0.24%(a)         1.44%             0.31%(a)
     1.00         3.03         86,551      0.24(a)          2.66              0.32(a)
     1.00         2.12        260,087      0.24+(a)         6.02+             0.33+(a)

    $1.00         1.42%    $  380,478      0.30%(a)         1.38%             0.37%(a)
     1.00         2.97        289,252      0.30(a)          2.60              0.38(a)
     1.00         6.22        222,765      0.30(a)(b)       5.96              0.39(a)
     1.00         4.57        125,504      0.30+(a)(b)       5.16+            0.39+(a)

    $1.00         1.37%    $  175,562      0.35%(a)         1.33%             1.12%(a)
     1.00         2.91        164,296      0.35(a)          2.55              1.13(a)
     1.00         6.16        468,083      0.35(a)(b)       5.91              1.14(a)
     1.00         5.12        140,328      0.35(a)(b)       5.11              1.14(a)
     1.00         4.63         59,551      0.35+(a)         4.90+             1.29+(a)
     1.00         5.40         32,773      0.35             5.28              1.30

    $1.00         1.27%    $  586,412      0.45%(a)         1.23%             0.52%(a)
     1.00         2.81        794,855      0.45(a)          2.45              0.53(a)
     1.00         6.06      1,190,853      0.45(a)(b)       5.81              0.54(a)
     1.00         5.02        477,205      0.45(a)(b)       5.01              0.54(a)
     1.00         4.54         88,836      0.45+(a)         4.80+             0.69+(a)
     1.00         5.30         70,164      0.45             5.18              0.70

    $1.00         1.17%    $  578,548      0.55%(a)         1.13%             0.62%(a)
     1.00         2.71      1,001,552      0.55(a)          2.35              0.63(a)
     1.00         5.95        331,555      0.55(a)(b)       5.71              0.64(a)
     1.00         4.77        111,741      0.55+(a)(b)       4.91+            0.64+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

For a share outstanding throughout each period.


                                                              NET ASSET                   DIVIDENDS
                                                                VALUE          NET         FROM NET
                                                              BEGINNING    INVESTMENT     INVESTMENT
                                                              OF PERIOD   INCOME/(LOSS)     INCOME
                                                              --------------------------------------
GOVERNMENT RESERVES (CONTINUED)
MARKET CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0106       $(0.0106)
Year ended 3/31/2002........................................     1.00         0.0258        (0.0258)
Year ended 3/31/2001........................................     1.00         0.0570        (0.0570)
Year ended 3/31/2000........................................     1.00         0.0471        (0.0471)
Period ended 3/31/1999*.....................................     1.00         0.0431        (0.0431)
Year ended 4/30/1998........................................     1.00         0.0508        (0.0508)
DAILY CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0091       $(0.0091)
Year ended 3/31/2002........................................     1.00         0.0243        (0.0243)
Year ended 3/31/2001........................................     1.00         0.0554        (0.0554)
Period ended 3/31/2000**....................................     1.00         0.0443        (0.0443)
SERVICE CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0052       $(0.0052)
Year ended 3/31/2002........................................     1.00         0.0203        (0.0203)
Year ended 3/31/2001........................................     1.00         0.0515        (0.0515)
Period ended 3/31/2000**....................................     1.00         0.0348        (0.0348)
INVESTOR A SHARES
Period ended 3/31/2003**....................................    $1.00        $0.0108       $(0.0108)
INVESTOR B SHARES
Year ended 3/31/2003........................................    $1.00        $0.0045       $(0.0045)
Year ended 3/31/2002........................................     1.00         0.0193        (0.0193)
Year ended 3/31/2001........................................     1.00         0.0505        (0.0505)
Period ended 3/31/2000**....................................     1.00         0.0185        (0.0185)
INVESTOR C SHARES
Period ended 1/06/2003***...................................    $1.00        $0.0037       $(0.0037)
Year ended 3/31/2002........................................     1.00         0.0193        (0.0193)
Year ended 3/31/2001........................................     1.00         0.0505        (0.0505)
Period ended 3/31/2000**....................................     1.00         0.0126        (0.0126)

---------------

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  * Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.

 ** Government Reserves Institutional Class, Trust Class, Investor Class, Daily
    Class, Service Class, Investor A, and Investor B Shares commenced operations on November 21, 2000, May 17, 1999, April 12, 1999, April 12, 1999, June 8,
    1999, May 13, 2002, and November 2, 1999, respectively.

 ***Investor C Shares were fully redeemed on January 6, 2003.

 #  Amount represents less than $500.

 (a)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 100

NATIONS MONEY MARKET FUNDS

                                                                         WITHOUT WAIVERS
                                                                         AND/OR EXPENSE
                                                                         REIMBURSEMENTS
                                                                         ---------------
                                         RATIO OF         RATIO OF          RATIO OF
                           NET ASSETS    OPERATING     NET INVESTMENT       OPERATING
  NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS) TO     EXPENSES TO
    VALUE        TOTAL       PERIOD       AVERAGE         AVERAGE            AVERAGE
END OF PERIOD   RETURN++     (000)      NET ASSETS       NET ASSETS        NET ASSETS
----------------------------------------------------------------------------------------

    $1.00         1.07%     $ 502,090      0.65%(a)         1.08%             0.72%(a)
     1.00         2.61        561,082      0.65(a)          2.25              0.73(a)
     1.00         5.85        488,016      0.65(a)(b)       5.61              0.74(a)
     1.00         4.81        370,000      0.65(a)(b)       4.81              0.74(a)
     1.00         4.39        334,000      0.61+(a)         4.64+             0.89+(a)
     1.00         5.20        274,499      0.55             5.08              0.90

    $1.00         0.92%     $ 312,836      0.80%(a)         0.88%             0.87%(a)
     1.00         2.45        317,287      0.80(a)          2.10              0.88(a)
     1.00         5.69        259,937      0.80(a)(b)       5.46              0.89(a)
     1.00         4.52        171,521      0.80+(a)(b)       4.66+            0.89+(a)

    $1.00         0.52%     $  36,006      1.19%(a)         0.49%             1.27%(a)
     1.00         2.05         36,505      1.20(a)          1.70              1.28(a)
     1.00         5.27         26,001      1.20(a)(b)       5.06              1.29(a)
     1.00         3.53         10,000      1.20+(a)(b)       4.26+            1.29+(a)

    $1.00         1.08%     $   6,069      0.65%+(a)        1.03%+            0.72%+(a)

    $1.00         0.45%     $   1,804      1.26%(a)         0.42%             1.37%(a)
     1.00         1.94          2,105      1.30(a)          1.60              1.38(a)
     1.00         5.17            990      1.30(a)          4.96              1.39(a)
     1.00         1.86            108      1.30+(a)(b)       4.16+            1.39+(a)

    $1.00         0.37%     $      --#     1.30%+(a)        0.57%+            1.37%+(a)
     1.00         1.95            982      1.30(a)          1.60              1.38(a)
     1.00         5.17            160      1.30(a)(b)       4.96              1.39(a)
     1.00         1.26            746      1.30+(a)(b)       4.16+            1.39+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

For a share outstanding throughout each period.


                                                              NET ASSET                   DIVIDENDS
                                                                VALUE          NET         FROM NET
                                                              BEGINNING    INVESTMENT     INVESTMENT
                                                              OF PERIOD   INCOME/(LOSS)     INCOME
                                                              --------------------------------------
MUNICIPAL RESERVES
CAPITAL CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0127       $(0.0127)
Year ended 3/31/2002........................................     1.00         0.0215        (0.0215)
Year ended 3/31/2001........................................     1.00         0.0392        (0.0392)
Year ended 3/31/2000........................................     1.00         0.0329        (0.0329)
Period ended 3/31/1999*.....................................     1.00         0.0292        (0.0292)
Year ended 4/30/1998........................................     1.00         0.0353        (0.0353)
INSTITUTIONAL CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0123       $(0.0123)
Year ended 3/31/2002........................................     1.00         0.0163        (0.0163)
Period ended 3/31/2001**....................................     1.00         0.0110        (0.0110)
TRUST CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0117       $(0.0117)
Year ended 3/31/2002........................................     1.00         0.0205        (0.0205)
Year ended 3/31/2001........................................     1.00         0.0382        (0.0382)
Period ended 3/31/2000**....................................     1.00         0.0280        (0.0280)
LIQUIDITY CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0113       $(0.0113)
Year ended 3/31/2002........................................     1.00         0.0200        (0.0200)
Year ended 3/31/2001........................................     1.00         0.0377        (0.0377)
Year ended 3/31/2000........................................     1.00         0.0314        (0.0314)
Period ended 3/31/1999*.....................................     1.00         0.0278        (0.0278)
Year ended 4/30/1998........................................     1.00         0.0341        (0.0341)
ADVISER CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0103       $(0.0103)
Year ended 3/31/2002........................................     1.00         0.0190        (0.0190)
Year ended 3/31/2001........................................     1.00         0.0367        (0.0367)
Year ended 3/31/2000........................................     1.00         0.0304        (0.0304)
Period ended 3/31/1999*.....................................     1.00         0.0270        (0.0270)
Year ended 4/30/1998........................................     1.00         0.0332        (0.0332)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.

 **Municipal Reserves Institutional Class, Trust Class, Investor Class, Daily
   Class, Service Class, Investor B Shares and Investor C Shares commenced operations on November 21, 2000, May 17, 1999, April 12, 1999, April 12, 1999, January 21, 2000, December 27, 1999 and March 28, 2002, respectively.

 # Amount represents less than $0.0001 or 0.01%, as applicable.

(b)The effect of interest expense on the operating expense ratio was 0.01%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 102

NATIONS MONEY MARKET FUNDS

                                                                    WITHOUT WAIVERS
                                                                    AND/OR EXPENSE
                                                                    REIMBURSEMENTS
                                                                    ---------------
                                      RATIO OF        RATIO OF         RATIO OF
NET ASSET              NET ASSETS    OPERATING     NET INVESTMENT      OPERATING
  VALUE                  END OF     EXPENSES TO    INCOME/(LOSS)      EXPENSES TO
 END OF      TOTAL       PERIOD     AVERAGE NET      TO AVERAGE         AVERAGE
 PERIOD     RETURN++     (000)         ASSETS        NET ASSETS       NET ASSETS
-----------------------------------------------------------------------------------

  $1.00       1.28%    $1,379,684       0.20%           1.23%            0.28%
   1.00       2.18        456,528       0.20            2.03             0.30
   1.00       3.99        145,248       0.20            3.93             0.29
   1.00       3.34        172,693       0.20            3.29             0.30
   1.00       2.96        134,268      0.20+            3.10+            0.48+
   1.00       3.61         74,251       0.20(b)         3.53             0.48

  $1.00       1.24%    $  204,206       0.24%           1.19%            0.32%
   1.00       1.64         85,432       0.24            1.99             0.34
   1.00       1.10         16,116      0.24+            3.89+            0.33+

  $1.00       1.18%    $  505,903       0.30%           1.13%            0.38%
   1.00       2.07        491,711       0.30            1.93             0.40
   1.00       3.88        488,191       0.30            3.83             0.39
   1.00       2.83        526,831      0.30+            3.19+            0.40+

  $1.00       1.13%    $  120,637       0.35%           1.08%            1.13%
   1.00       2.02         45,728       0.35            1.88             1.15
   1.00       3.83         35,569       0.35            3.78             1.14
   1.00       3.18         89,050       0.35            3.14             1.15
   1.00       2.81         68,393      0.35+            2.95+            1.33+
   1.00       3.43         53,074       0.35(b)         3.38             1.33

  $1.00       1.03%    $  284,866       0.45%           0.98%            0.53%
   1.00       1.92        158,556       0.45            1.78             0.55
   1.00       3.73        129,807       0.45            3.68             0.54
   1.00       3.08         77,511       0.45            3.04             0.55
   1.00       2.73         55,434      0.45+            2.85+            0.73+
   1.00       3.34         29,936       0.45(b)         3.28             0.73

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

For a share outstanding throughout each period.


                                                              NET ASSET                   DIVIDENDS
                                                                VALUE          NET         FROM NET
                                                              BEGINNING    INVESTMENT     INVESTMENT
                                                              OF PERIOD   INCOME/(LOSS)     INCOME
                                                              --------------------------------------
MUNICIPAL RESERVES (CONTINUED)
INVESTOR CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0093       $(0.0093)
Year ended 3/31/2002........................................     1.00         0.0180        (0.0180)
Year ended 3/31/2001........................................     1.00         0.0357        (0.0357)
Period ended 3/31/2000**....................................     1.00         0.0287        (0.0287)
MARKET CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0083       $(0.0083)
Year ended 3/31/2002........................................     1.00         0.0170        (0.0170)
Year ended 3/31/2001........................................     1.00         0.0347        (0.0347)
Year ended 3/31/2000........................................     1.00         0.0284        (0.0284)
Period ended 3/31/1999*.....................................     1.00         0.0254        (0.0254)
Year ended 4/30/1998........................................     1.00         0.0318        (0.0318)
DAILY CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0067       $(0.0067)
Year ended 3/31/2002........................................     1.00         0.0155        (0.0155)
Year ended 3/31/2001........................................     1.00         0.0332        (0.0332)
Period ended 3/31/2000**....................................     1.00         0.0262        (0.0262)
SERVICE CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0052       $(0.0052)
Year ended 3/31/2002........................................     1.00         0.0123        (0.0123)
Year ended 3/31/2001........................................     1.00         0.0292        (0.0292)
Period ended 3/31/2000**....................................     1.00         0.0048        (0.0048)
INVESTOR B SHARES
Year ended 3/31/2003........................................    $1.00        $0.0045       $(0.0045)
Year ended 3/31/2002........................................     1.00         0.0113        (0.0113)
Year ended 3/31/2001........................................     1.00         0.0282        (0.0282)
Period ended 3/31/2000**....................................     1.00         0.0062        (0.0062)
INVESTOR C SHARES
Year ended 3/31/2003........................................    $1.00        $0.0044       $(0.0044)
Period ended 3/31/2002**....................................     1.00         0.0000#       (0.0000)#

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.

 **Municipal Reserves Institutional Class, Trust Class, Investor Class, Daily
   Class, Service Class, Investor B Shares and Investor C Shares commenced operations on November 21, 2000, May 17, 1999, April 12, 1999, April 12, 1999, January 21, 2000, December 27, 1999 and March 28, 2002, respectively.

 # Amount represents less than $0.0001 or 0.01%, as applicable.

(b)The effect of interest expense on the operating expense ratio was 0.01%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 104

NATIONS MONEY MARKET FUNDS

                                                                   WITHOUT WAIVERS
                                                                   AND/OR EXPENSE
                                                                   REIMBURSEMENTS
                                                                   ---------------
                                     RATIO OF        RATIO OF         RATIO OF
NET ASSET              NET ASSETS    OPERATING    NET INVESTMENT      OPERATING
  VALUE                  END OF     EXPENSES TO   INCOME/(LOSS)      EXPENSES TO
 END OF      TOTAL       PERIOD     AVERAGE NET     TO AVERAGE       AVERAGE NET
 PERIOD     RETURN++     (000)        ASSETS        NET ASSETS         ASSETS
----------------------------------------------------------------------------------

  $1.00       0.93%     $ 89,289       0.55%           0.88%            0.63%
   1.00       1.82        48,022       0.55            1.68             0.65
   1.00       3.63        57,017       0.55            3.58             0.64
   1.00       2.90        64,782      0.55+            2.94+            0.65+

  $1.00       0.83%     $150,014       0.65%           0.78%            0.73%
   1.00       1.72       223,008       0.65            1.58             0.75
   1.00       3.52       169,001       0.65            3.48             0.74
   1.00       2.87       149,000       0.65            2.84             0.75
   1.00       2.57       146,999      0.61+            2.69+            0.93+
   1.00       3.24        92,000       0.55(b)         3.18             0.93

  $1.00       0.68%     $526,658       0.80%           0.63%            0.88%
   1.00       1.56       637,172       0.80            1.43             0.90
   1.00       3.37       554,876       0.80            3.33             0.89
   1.00       2.65       429,644      0.80+            2.69+            0.90+

  $1.00       0.52%     $ 14,001       0.96%           0.47%            1.28%
   1.00       1.24        15,001       1.16            1.03             1.30
   1.00       2.96        10,000       1.20            2.93             1.29
   1.00       0.48         1,000      1.20+            2.29+            1.30+

  $1.00       0.45%     $     59       1.03%           0.40%            1.38%
   1.00       1.14            71       1.22            0.93             1.40
   1.00       2.86            64       1.30            2.83             1.39
   1.00       0.62            91      1.30+            2.19+            1.40+

  $1.00       0.45%     $  2,525       1.01%           0.42%            1.38%
   1.00       0.00#           95      1.30+            0.93+            1.40+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

For a share outstanding throughout each period.


                                                              NET ASSET                   DIVIDENDS
                                                                VALUE          NET         FROM NET
                                                              BEGINNING    INVESTMENT     INVESTMENT
                                                              OF PERIOD   INCOME/(LOSS)     INCOME
                                                              --------------------------------------
TAX-EXEMPT RESERVES
CAPITAL CLASS SHARES*
Period ended 3/31/2003......................................    $1.00        $0.0095       $(0.0095)
INSTITUTIONAL CLASS SHARES*
Period ended 3/31/2003......................................    $1.00        $0.0090       $(0.0090)
TRUST CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0113       $(0.0113)
Year ended 3/31/2002........................................     1.00         0.0204        (0.0204)
Year ended 3/31/2001........................................     1.00         0.3830        (0.0383)
Year ended 3/31/2000........................................     1.00         0.0321        (0.0321)
Year ended 3/31/1999........................................     1.00         0.0312        (0.0312)
LIQUIDITY CLASS SHARES*
Period ended 3/31/2003......................................    $1.00        $0.0059       $(0.0059)
ADVISER CLASS SHARES*
Period ended 3/31/2003......................................    $1.00        $0.0060       $(0.0060)
INVESTOR CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0089       $(0.0089)
Year ended 3/31/2002........................................     1.00         0.0179        (0.0179)
Year ended 3/31/2001........................................     1.00         0.0358        (0.0358)
Year ended 3/31/2000........................................     1.00         0.0298        (0.0298)
Year ended 3/31/1999........................................     1.00         0.0293        (0.0293)
DAILY CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0063       $(0.0063)
Year ended 3/31/2002........................................     1.00         0.0154        (0.0154)
Year ended 3/31/2001........................................     1.00         0.0333        (0.0333)
Year ended 3/31/2000........................................     1.00         0.0271        (0.0271)
Year ended 3/31/1999........................................     1.00         0.0263        (0.0263)
INVESTOR A SHARES
Year ended 3/31/2003........................................    $1.00        $0.0079       $(0.0079)
Year ended 3/31/2002........................................     1.00         0.0169        (0.0169)
Year ended 3/31/2001........................................     1.00         0.0348        (0.0348)
Year ended 3/31/2000........................................     1.00         0.0286        (0.0286)
Year ended 3/31/1999........................................     1.00         0.0278        (0.0278)
Year ended 3/31/1998........................................     1.00         0.0316        (0.0316)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Tax-Exempt Reserves Capital Class, Institutional Class, Liquidity Class and Adviser Class commenced operations on June 13, 2002, June 18, 2002, September 3, 2002 and August 9, 2002, respectively.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 106

NATIONS MONEY MARKET FUNDS

                                                                   WITHOUT WAIVERS
                                                                   AND/OR EXPENSE
                                                                   REIMBURSEMENTS
                                                                   ---------------
                                     RATIO OF        RATIO OF         RATIO OF
NET ASSET              NET ASSETS    OPERATING    NET INVESTMENT      OPERATING
  VALUE                  END OF     EXPENSES TO   INCOME/(LOSS)      EXPENSES TO
 END OF      TOTAL       PERIOD     AVERAGE NET     TO AVERAGE         AVERAGE
 PERIOD     RETURN++     (000)        ASSETS        NET ASSETS       NET ASSETS
----------------------------------------------------------------------------------

  $1.00      0.96%     $  275,095      0.20%+          1.13%+           0.28%+

  $1.00      0.91%     $   23,348      0.24%+          1.09%            0.32%+

  $1.00      1.14%     $2,411,508      0.30%           1.03%            0.38%
   1.00       2.06      2,606,052      0.30            2.00             0.33
   1.00       3.89      2,383,067      0.30            3.80             0.33
   1.00       3.26      2,037,742      0.30            3.20             0.42
   1.00       3.17      2,132,148      0.30(b)         3.11             0.55(b)

  $1.00      0.59%     $    1,918      0.35%+          0.98%+           1.13%+

  $1.00      0.60%     $    9,661      0.45%+          0.88%+           0.53%+

  $1.00      0.89%     $  138,285      0.55%           0.78%            0.63%
   1.00       1.81        210,389      0.55            1.75             0.68
   1.00       3.63        239,923      0.55            3.55             0.68
   1.00       3.02        204,150      0.53            2.97             0.75
   1.00       2.97        259,469      0.50(b)         2.91             0.90(b)

  $1.00      0.64%     $   64,516      0.80%           0.53%            0.88%
   1.00       1.55         96,175      0.80            1.50             1.03
   1.00       3.38         93,290      0.80            3.30             1.03
   1.00       2.74        128,386      0.80            2.70             1.12
   1.00       2.66        333,210      0.80(b)         2.61             1.25(b)

  $1.00      0.79%     $   87,141      0.65%           0.68%            0.73%
   1.00       1.70         80,108      0.65            1.65             0.68
   1.00       3.53         51,705      0.65            3.45             0.68
   1.00       2.90         43,934      0.65            2.85             0.77
   1.00       2.81         53,693      0.65(b)         2.76             0.90(b)
   1.00       3.20        171,786      0.58(b)         3.15             0.84(b)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

For a share outstanding throughout each period.


                                                              NET ASSET                   DIVIDENDS
                                                                VALUE          NET         FROM NET
                                                              BEGINNING    INVESTMENT     INVESTMENT
                                                              OF PERIOD   INCOME/(LOSS)     INCOME
                                                              --------------------------------------
CALIFORNIA TAX-EXEMPT RESERVES
CAPITAL CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0115       $(0.0115)
Year ended 3/31/2002........................................     1.00         0.0199        (0.0199)
Period ended 3/31/2001**....................................     1.00         0.0153        (0.0153)
INSTITUTIONAL CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0106       $(0.0106)
Year ended 3/31/2002........................................     1.00         0.0061        (0.0061)
Period ended 3/31/2001**....................................     1.00         0.0003        (0.0003)
TRUST CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0105       $(0.0105)
Year ended 3/31/2002........................................     1.00         0.0189        (0.0189)
Year ended 3/31/2001........................................     1.00         0.0323        (0.0323)
Period ended 3/31/2000**....................................     1.00         0.0239        (0.0239)
LIQUIDITY CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0101       $(0.0101)
Year ended 3/31/2002**......................................     1.00         0.0095        (0.0095)
ADVISER CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0091       $(0.0091)
Year ended 3/31/2002........................................     1.00         0.0174        (0.0174)
Year ended 3/31/2001........................................     1.00         0.0308        (0.0308)
Period ended 3/31/2000......................................     1.00         0.0232        (0.0232)
Period ended 5/14/1999*.....................................     1.00         0.0052        (0.0052)
Year ended 2/28/1999........................................     1.00         0.0268        (0.0268)
INVESTOR CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0081       $(0.0081)
Year ended 3/31/2002........................................     1.00         0.0164        (0.0164)
Year ended 3/31/2001........................................     1.00         0.0298        (0.0298)
Period ended 3/31/2000......................................     1.00         0.0223        (0.0223)
Period ended 5/14/1999*.....................................     1.00         0.0051        (0.0051)
Year ended 2/28/1999........................................     1.00         0.0261        (0.0261)
DAILY CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0056       $(0.0056)
Year ended 3/31/2002........................................     1.00         0.0139        (0.0139)
Year ended 3/31/2001........................................     1.00         0.0273        (0.0273)
Period ended 3/31/2000......................................     1.00         0.0201        (0.0201)
Period ended 5/14/1999*.....................................     1.00         0.0045        (0.0045)
Year ended 2/28/1999........................................     1.00         0.0238        (0.0238)
INVESTOR B SHARES
Year ended 3/31/2003........................................    $1.00        $0.0022       $(0.0022)
Year ended 3/31/2002........................................     1.00         0.0037        (0.0037)
Period ended 3/31/2001**....................................     1.00         0.0038        (0.0038)

---------------
 +Annualized.
++Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
 *The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon California Tax-Exempt Money Market Fund Horizon Service, S, X and Pacific Horizon Shares, which were reorganized into the California Tax-Exempt Reserves Adviser Class, Daily Class and Investor Class Shares, respectively, as of May 21, 1999. Prior to May 21, 1999, the Fund's investment adviser was Bank of America National Trust and Savings Association. Effective May 21, 1999, its investment adviser became Banc of America Advisors, LLC. and its investment sub-adviser became Banc of America Capital Management, LLC.
 **
  California Tax-Exempt Reserves Capital Class, Institutional Class, Trust Class, Liquidity Class and Investor B Shares commenced operations on October 3, 2000, March 28, 2001, May 24, 1999, August 10, 2001 and December 29, 2000,
  respectively.
 #Amount represents less than $500.
(a)
  The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 108

NATIONS MONEY MARKET FUNDS

                                                                   WITHOUT WAIVERS
                                                                   AND/OR EXPENSE
                                                                   REIMBURSEMENTS
                                                                   ---------------
                                     RATIO OF        RATIO OF         RATIO OF
NET ASSET              NET ASSETS    OPERATING    NET INVESTMENT      OPERATING
  VALUE                  END OF     EXPENSES TO   INCOME/(LOSS)      EXPENSES TO
 END OF      TOTAL       PERIOD     AVERAGE NET     TO AVERAGE       AVERAGE NET
 PERIOD     RETURN++     (000)        ASSETS        NET ASSETS         ASSETS
----------------------------------------------------------------------------------

  $1.00       1.17%     $172,261       0.20%           1.15%            0.27%
   1.00       2.01       102,040       0.20            1.38             0.28
   1.00       1.54            30       0.20+           3.33+            0.28+

  $1.00       1.08%     $  1,537       0.24%           1.11%            0.31%
   1.00       0.63            --#      0.24            1.34             0.32
   1.00       0.03         1,000       0.24+           3.29+            0.32+

  $1.00       1.07%     $435,253       0.30%           1.05%            0.37%
   1.00       1.91       360,892       0.30            1.27             0.38
   1.00       3.27       338,801       0.30            3.23+            0.38
   1.00       2.41       394,837       0.30+           2.70+            0.38+

  $1.00       1.01%     $  2,998       0.35%           1.00%            1.12%
   1.00       0.95         1,150       0.35+           1.23+            1.13+

  $1.00       0.91%     $502,135       0.45%           0.90%            0.52%
   1.00       1.75       298,268       0.45            1.13             0.53
   1.00       3.12       318,737       0.45            3.08             0.53
   1.00       2.32       360,319       0.45+           2.55+            0.53+
   1.00       0.52       636,000       0.50+           2.49+            0.52+
   1.00       2.71       709,000    0.49(a)            2.65             0.49(a)

  $1.00       0.81%     $360,205       0.55%           0.80%            0.62%
   1.00       1.65       240,724       0.55            1.03             0.63
   1.00       3.02       226,491       0.55            2.98             0.63
   1.00       2.23       284,041       0.55+           2.45+            0.63+
   1.00       0.50       503,000       0.58+           2.43+            0.62+
   1.00       2.64       539,000    0.56(a)            2.61             0.59(a)

  $1.00       0.56%     $792,206       0.80%           0.55%            0.87%
   1.00       1.40       814,077       0.80            0.78             0.88
   1.00       2.76       755,635       0.80            2.73             0.88
   1.00       2.01       699,689       0.80+           2.20+            0.88+
   1.00       0.45       334,000       0.80+           2.21+            0.82+
   1.00       2.41       336,000    0.79(a)            2.35             0.79(a)

  $1.00       0.22%     $      7       0.97%           0.40%            1.37%
   1.00       0.37            --#      1.30            0.28             1.38
   1.00       0.38            64       1.30+           2.23+            1.38+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

For a share outstanding throughout each period.


                                                              NET ASSET                   DIVIDENDS
                                                                VALUE          NET         FROM NET
                                                              BEGINNING    INVESTMENT     INVESTMENT
                                                              OF PERIOD   INCOME/(LOSS)     INCOME
                                                              --------------------------------------
NEW YORK TAX-EXEMPT RESERVES
CAPITAL CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0122       $(0.0122)
Period ended 3/31/2002*.....................................     1.00         0.0013        (0.0013)
INSTITUTIONAL CLASS SHARES
Period ended 12/22/2002***..................................    $1.00        $0.0091       $(0.0091)
Period ended 3/31/2002*.....................................     1.00         0.0013        (0.0013)
TRUST CLASS SHARES
Year ended 3/31/2003........................................    $1.00        $0.0112       $(0.0112)
Period ended 3/31/2002*.....................................     1.00         0.0012        (0.0012)
LIQUIDITY CLASS SHARES
Period ended 12/22/2002***..................................    $1.00        $0.0094       $(0.0094)
Period ended 3/31/2002*.....................................     1.00         0.0013        (0.0013)
ADVISER CLASS SHARES
Period ended 12/22/2002***..................................    $1.00        $0.0070       $(0.0070)
Period ended 3/31/2002*.....................................     1.00         0.0008        (0.0008)
INVESTOR CLASS SHARES
Period ended 12/22/2002***..................................    $1.00        $0.0069       $(0.0069)
Period ended 3/31/2002*.....................................     1.00         0.0008        (0.0008)
MARKET CLASS SHARES
Period ended 12/22/2002***..................................    $1.00        $0.0068       $(0.0068)
Period ended 3/31/2002*.....................................     1.00         0.0008        (0.0008)
DAILY CLASS SHARES
Period ended 12/22/2002***..................................    $1.00        $0.0043       $(0.0043)
Period ended 3/31/2002*.....................................     1.00         0.0004        (0.0004)
SERVICE CLASS SHARES
Period ended 12/22/2002***..................................    $1.00        $0.0018       $(0.0018)
Period ended 3/31/2002*.....................................     1.00         0.0000#       (0.0000)#
INVESTOR B SHARES
Period ended 12/22/2002***..................................    $1.00        $0.0018       $(0.0018)
Period ended 3/31/2002*.....................................     1.00         0.0000#       (0.0000)#
INVESTOR C SHARES
Period ended 12/22/2002***..................................    $1.00        $0.0018       $(0.0018)
Period ended 3/31/2002*.....................................     1.00         0.0000#       (0.0000)#

---------------

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  * New York Tax-Exempt Reserves Capital Class, Institutional Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Market Class, Daily Class, Service Class, Investor B Shares and Investor C Shares commenced operations on February 15, 2002.

 ** Amount represents less than $500.

 ***Institutional Class Shares, Liquidity Class Shares, Adviser Class Shares,
    Investor Class Shares, Market Class Shares, Daily Class Shares, Service Class Shares, Investor B Shares and Investor C Shares were fully redeemed on December 22, 2002.

 #  Amount represents less than $0.0001 or 0.01%, as applicable

                       SEE NOTES TO FINANCIAL STATEMENTS.
 110

NATIONS MONEY MARKET FUNDS

                                                                   WITHOUT WAIVERS
                                                                   AND/OR EXPENSE
                                                                   REIMBURSEMENTS
                                                                   ---------------
                                     RATIO OF        RATIO OF         RATIO OF
NET ASSET              NET ASSETS    OPERATING    NET INVESTMENT      OPERATING
  VALUE                  END OF     EXPENSES TO   INCOME/(LOSS)      EXPENSES TO
 END OF      TOTAL       PERIOD     AVERAGE NET     TO AVERAGE       AVERAGE NET
 PERIOD     RETURN++     (000)        ASSETS        NET ASSETS         ASSETS
----------------------------------------------------------------------------------

  $1.00       1.23%     $   9,483      0.13%           1.27%            0.78%
   1.00       0.13         20,015      0.20+           1.03+            4.51+

  $1.00       0.91%     $      --**    0.17%+          1.23%+           0.82%+
   1.00       0.13              1      0.24+           0.99+            4.55+

  $1.00       1.13%     $  17,021      0.23%           1.17%            0.88%
   1.00       0.12            826      0.30+           0.93+            4.61+

  $1.00       0.94%     $      --**    0.28%+          1.12%+           1.63%+
   1.00       0.13              1      0.35+           0.88+            5.36+

  $1.00       0.70%     $      --**    0.38%+          1.02%+           1.03%+
   1.00       0.08              1      0.45+           0.78+            4.76+

  $1.00       0.69%     $      --**    0.48%+          0.92%+           1.13%+
   1.00       0.08              1      0.55+           0.68+            4.86+

  $1.00       0.68%     $      --**    0.58%+          0.82%+           1.23%+
   1.00       0.08              1      0.65+           0.58+            4.96+

  $1.00       0.43%     $      --**    0.73%+          0.67%+           1.38%+
   1.00       0.04              1      0.80+           0.43+            5.11+

  $1.00       0.18%     $      --**    1.13%+          0.27%+           1.78%+
   1.00       0.00#             1      1.20+           0.03+            5.51+

  $1.00       0.18%     $      --**    1.23%+          0.17%+           1.88%+
   1.00       0.00#             1      1.30+        (0.07)+             5.61+

  $1.00       0.18%     $      --**    1.23%+          0.17%+           1.88%+
   1.00       0.00#             1      1.30+        (0.07)+             5.61+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

  NOTES TO FINANCIAL STATEMENTS


Nations Funds Trust ("Funds Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At March 31, 2003, Funds Trust offered fifty-nine separate portfolios. These financial statements pertain only to the money market portfolios of Funds Trust:
Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves, Nations Government Reserves, Nations Municipal Reserves, Nations Tax-Exempt Reserves, Nations California Tax-Exempt Reserves and Nations New York Tax-Exempt Reserves (each, a "Fund" and collectively, the "Funds"). Financial Statements for the other portfolios of Funds Trust are presented under separate cover. The Funds currently offer eleven classes of shares: Capital Class Shares, Institutional Class Shares, Trust Class Shares, Liquidity Class Shares, Adviser Class Shares, Investor Class Shares, Market Class Shares, Daily Class Shares, Service Class Shares, Investor B Shares and Investor C Shares. Cash Reserves, Treasury Reserves, Government Reserves and Tax-Exempt Reserves offer Investor A Shares. Cash Reserves also offers Marsico Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities valuation: Securities are valued on the basis of amortized cost, which approximates current market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant accretion to maturity of any discount or amortization of any premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets may be valued under procedures adopted by the Board of Trustees.

Repurchase agreements: Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the obligation of the Fund to resell, the underlying debt obligation at an agreed-upon price and date, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period the Fund seeks to assert its right. The Funds' investment adviser, under the oversight of the Board of Trustees, monitors the value of collateral received as well as the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Reverse repurchase agreements: Each Fund may enter into reverse repurchase agreements with institutions that the Funds' investment adviser has determined are creditworthy. Under the terms of a typical reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it is required to have segregated assets with a current value at least equal to the Fund's obligations arising under the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities that the Fund is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of

NATIONS MONEY MARKET FUNDS
discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

Dividends and distributions to shareholders: It is the policy of each Fund to declare dividends from net investment income daily and to pay such dividends monthly. Each Fund will distribute net realized short-term capital gains annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Expenses: General expenses of Funds Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Funds Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Banc of America Capital Management, LLC ("BACAP"), dated January 1, 2003, a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BACAP provides investment advisory services to the Funds. Prior to January 1, 2003, Funds Trust had an investment advisory agreement with Banc of America Advisors, LLC ("BA Advisors"). All fees previously paid to BA Advisors for investment advisory services are now paid to BACAP and are unchanged. Under the terms of the Investment Advisory Agreement that BACAP assumed from BA Advisors, BACAP is entitled to receive an advisory fee, calculated daily and payable monthly, at the maximum annual rate of 0.15% of each Fund's average daily net assets.

Effective January 1, 2003, BACAP serves as adviser to the Funds without a sub-adviser. Prior to January 1, 2003, Funds Trust entered into a sub-advisory agreement with BA Advisors and BACAP pursuant to which BACAP was entitled to receive a sub-advisory fee from BA Advisors at the maximum annual rate of 0.033% of each Fund's average daily net assets.

Effective January 1, 2003, BACAP Distributors, LLC ("BACAP Distributors") (formerly BA Advisors), serves as sole administrator of Funds Trust. Prior to January 1, 2003, Stephens Inc. ("Stephens") and BA Advisors served as co-administrators of Funds Trust. The fees paid to BACAP Distributors as sole administrator are the aggregate fees previously paid to BA Advisors and Stephens as co-administrators. Under the administration agreement, BACAP Distributors is currently entitled to receive a fee, computed daily and paid monthly, at the maximum annual rate of 0.10% of each Fund's average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of Funds Trust pursuant to an agreement with BACAP Distributors. For the period from January 1, 2003 to March 31, 2003, BACAP Distributors earned 0.08% (annualized) of the Funds' average daily net assets for its administration services. For the period April 1, 2002 through December 31, 2002, Stephens and BA Advisors earned 0.01% and 0.05% (both annualized), respectively, of the Fund's average daily net assets for their co-administration services.

BACAP and/or its affiliates may, from time to time, reduce their fees payable by each Fund. During the fiscal year ended March 31, 2003 and until July 31, 2003, BACAP (BA Advisors prior to January 1, 2003) has agreed to reimburse expenses and/or waive fees to the extent that total expenses (excluding interest expense, shareholder servicing, shareholder administration and distribution fees) exceed an annual rate of 0.20% of each Fund's average daily net assets.

Effective May 31, 2002 through October 29, 2002, BA Advisors voluntarily agreed to reimburse expenses to the extent that total expenses (excluding shareholder servicing, shareholder administration and distribution fees) exceeded 0.05% of

NATIONS MONEY MARKET FUNDS

New York Tax-Exempt Reserves' average daily net assets. Effective October 30, 2002 through November 7, 2002, BA Advisors voluntarily agreed to reimburse expenses to the extent that total expenses (excluding shareholder servicing, shareholder administration and distribution fees) exceeded on average, 0.13% of New York Tax-Exempt Reserves' average daily net assets. Effective November 8, 2002, these voluntary waivers were discontinued.

BACAP is entitled to recover from Cash Reserves, Money Market Reserves, Treasury Reserves, Government Reserves, Municipal Reserves, Tax-Exempt Reserves, California Tax-Exempt Reserves and New York Tax-Exempt Reserves any fees waived or expenses reimbursed by BACAP during the three year period following the date of such waiver or reimbursement, to the extent that such recovery would not cause the affected fund to exceed the expense limitations in effect at the time of recovery.

At March 31, 2003, the amounts potentially recoverable by BACAP pursuant to this arrangement are as follows:

                                                                                                                AMOUNT RECOVERED
                                                             POTENTIAL AMOUNT TO       POTENTIAL AMOUNT TO      DURING THE FISCAL
                                                            RECOVER WITHIN 3 YEARS    RECOVER WITHIN 3 YEARS       YEAR ENDED
                           FUND                                 AS OF 3/31/03             AS OF 3/31/02              3/31/03
---------------------------------------------------------------------------------------------------------------------------------
Cash Reserves.............................................       $41,801,556                  $  --                 $     --
Money Market Reserves.....................................         7,650,773                     --                       --
Treasury Reserves.........................................         6,180,619                     --                       --
Government Reserves.......................................         3,023,654                     --                       --
Municipal Reserves........................................         1,982,384                     --                       --
Tax-Exempt Reserves.......................................         1,996,391                     --                       --
California Tax-Exempt Reserves............................         1,496,692                     --                       --
New York Tax-Exempt Reserves..............................           371,623                     --                  116,962

BNY serves as the custodian of Funds Trust's assets. For the year ended March 31, 2003, expenses of certain Funds were reduced by $41,427 under expense offset arrangements with BNY. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements. Municipal Reserves, Tax-Exempt Reserves, California Tax-Exempt Reserves and New York Tax-Exempt Reserves do not participate in the expense offset arrangements.

PFPC Inc. ("PFPC") serves as the transfer agent for the Funds' shares. Bank of America serves as the sub-transfer agent for the Capital and Trust Class Shares of the Funds. Bank of America is entitled to receive from the transfer agent a fee equal to the costs incurred by Bank of America in providing services pursuant to its obligations as sub-transfer agent at the annual rate of up to 0.01% attributable to the net assets of the Capital Class shares and Trust Class shares of the Funds. For the year ended March 31, 2003, Bank of America earned approximately $401,258 for providing such services and is included in "Transfer agent fees" on the Statements of operations.

BACAP Distributors serves as distributor of the Funds' shares. Prior to January 1, 2003, Stephens served as distributor of the Funds' shares. For the year ended March 31, 2003, the Funds were informed that the distributors received the following:

                                                                        CONTINGENT DEFERRED SALES CHARGE (000)
                                                              -----------------------------------------------------------
                            FUND                              INVESTOR    INVESTOR A        INVESTOR B         INVESTOR C
-------------------------------------------------------------------------------------------------------------------------
Cash Reserves...............................................   $   1        $   3              $398              $  18
Money Market Reserves.......................................      --           --               101                  1
Treasury Reserves...........................................      --           --                 1                 --
Government Reserves.........................................      --           --                 1                 --
Municipal Reserves..........................................      --           --                 1                 --
Tax-Exempt Reserves.........................................       2           --                --                 --

No officer, director or employee of Bank of America, BACAP Distributors or BACAP, or any affiliate thereof, receives any compensation from Funds Trust for serving as Trustee or Officer of Funds Trust.

Funds Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of the Nations Treasury

NATIONS MONEY MARKET FUNDS

Reserves. The expense for the deferred compensation plan is included in "Trustees' fees and expenses" in the Statements of operations. The liability for the deferred compensation plan is included in "Accrued Trustees' fees and expenses" in the Statements of net assets. Funds Trust previously offered a retirement plan to the Trustees, which was terminated on January 1, 2002. Funds Trust's eligible Trustees had the option of a rollover into the deferred compensation plan on January 1, 2002 or a lump sum distribution, including interest, on January 1, 2003.

A significant portion of certain share classes represents investments by fiduciary accounts over which Bank of America has either sole or joint discretion.

Certain other affiliated Nations Funds have made daily investments of cash balances in Cash Reserves pursuant to an exemptive order received from the Securities and Exchange Commission. At March 31, 2003, approximately 5.1% of the net assets of the Cash Reserves was held by other affiliated Nations Funds.

Certain other affiliated Nations Funds have made daily investments of cash balances in Tax-Exempt Reserves pursuant to an exemptive order received from the Securities and Exchange Commission. At March 31, 2003, approximately 4.4% of the net assets of the Tax-Exempt Reserves was held by other affiliated Nations Funds.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

Funds Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for Liquidity Class Shares ("Liquidity Class Shares Plan"), Market Class Shares ("Market Class Shares Plan"), Daily Class Shares ("Daily Class Shares Plan"), Investor Class Shares ("Investor Class Shares Plan"), Investor A Shares ("Investor A Shares Plan"), Investor B Shares ("Investor B Shares Plan"), Investor C Shares ("Investor C Shares Plan") and Service Class Shares ("Service Class Shares Plan") of the Funds. Under the Liquidity Class Shares Plan, Funds Trust may reimburse BACAP Distributors for actual expenses incurred by BACAP Distributors in connection with its distribution efforts up to 0.30% of the average daily net assets of the Liquidity Class Shares of the Funds. Under the Market Class Shares Plan, Funds Trust may compensate or reimburse BACAP Distributors for distribution activities or expenses up to 0.20% of the average daily net assets of the Market Class Shares of the Funds. Under the Daily Class Shares Plan, Funds Trust may reimburse BACAP Distributors for actual expenses incurred by BACAP Distributors in connection with its distribution efforts up to 0.35% of the average daily net assets of the Daily Class Shares of the Funds. Under the Investor Class Shares Plan and Investor A Shares Plan, Funds Trust may reimburse BACAP Distributors for actual expenses incurred by BACAP Distributors in connection with its distribution efforts up to 0.10% of the average daily net assets of the Investor Class Shares and Investor A Shares of the Funds. Under the Investor B Shares Plan, Investor C Shares Plan and Service Class Shares Plan, Funds Trust may reimburse BACAP Distributors for actual expenses incurred by BACAP Distributors in connection with its distribution efforts up to 0.75% of the average daily net assets of the Investor B Shares, Investor C Shares and Service Class Shares of the Funds.

Currently, Funds Trust is not reimbursing BACAP Distributors for distribution expenses for Liquidity Class Shares. Unreimbursed expenses incurred by BACAP Distributors in a given year may not be recovered by BACAP Distributors in subsequent years.

In addition, the Liquidity Class Shares Plan permits Funds Trust to pay BACAP Distributors an annual fee of up to 0.30% of the average daily net assets of the Liquidity Class Shares of the Cash Reserves, Money Market Reserves, Government Reserves, Municipal Reserves and California Tax-Exempt Reserves and 0.35% of the average daily net assets of Treasury Reserves. BACAP Distributors may use this fee to compensate certain financial institutions, with which it has entered into servicing and/or distribution agreements, that provide administrative and/or distribution services to Liquidity Class shareholders. Currently, Funds Trust is not compensating BACAP Distributors for providing such services.

Funds Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity, Adviser, Market, Daily, Investor, Investor A, Investor B, Investor C, Service Class and Marsico Shares of the Funds. Under the Servicing Plans, a Fund may pay servicing agents that have entered into a shareholder servicing agreement with Funds Trust for certain shareholder support services that are provided by the servicing agents to holders of the classes' shares. Payments under the Servicing Plans will not exceed 0.25%, on an annualized basis, of the average daily net assets of the classes' shares

NATIONS MONEY MARKET FUNDS
and are charged as expenses of each Fund directly to the applicable share class. Funds Trust also has adopted shareholder administration plans ("Administration Plans") for the Investor A, Investor B, Investor C, Trust Class, Marsico Shares and Institutional Class Shares of the Funds. Under the Administration Plans, a Fund may pay servicing agents that have entered into a shareholder administration agreement with Funds Trust for certain shareholder support services that are provided by the servicing agents to holders of the classes' shares. Payments under the Administration Plans will not exceed 0.10% on an annualized basis of the average daily net assets of the Investor A, Investor B, Investor C, Trust Class, Marsico Shares and 0.04% on an annualized basis of the average daily net assets of Institutional Class Shares. These payments are charged as expenses of each Fund directly to the applicable share class.

For the year ended March 31, 2003 the annual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                                              CURRENT RATE
                                                               (AFTER FEE     PLAN
                                                                WAIVERS)      LIMIT
                                                              ---------------------
DISTRIBUTION PLAN:
Liquidity Class:
  Treasury Reserves.........................................    0.00%*         0.65%
  Other Funds...............................................    0.00%*         0.60%
Investor Class, Investor A Shares...........................     0.10%         0.10%
Market Class................................................     0.20%         0.20%
Daily Class.................................................     0.35%         0.35%
Service Class, Investor B and Investor C Shares.............     0.75%         0.75%
SHAREHOLDER SERVICING PLAN:
Liquidity Class.............................................   0.15%**         0.25%
Adviser, Investor, Market, Daily, Service Class, Investor A,
  Investor B, Investor C Shares and Marsico Shares..........     0.25%         0.25%
SHAREHOLDER ADMINISTRATION PLAN:
Trust Class, Investor A, Investor B, Investor C Shares and
  Marsico Shares............................................     0.10%         0.10%
Institutional Class.........................................     0.04%         0.04%

---------------

 * During the year ended March 31, 2003 and until July 31, 2003, BACAP Distributors has agreed to waive Distribution Plan fees for the Liquidity Class of Treasury Reserves as a percentage of the Fund's average daily net assets at an annual rate of 0.65% and for all other Funds as a percentage of their respective average daily net assets at an annual rate of 0.60%.

 **During the year ended March 31, 2003 and until July 31, 2003, BACAP
   Distributors has agreed to waive Shareholder Servicing Plan fees for the Liquidity Class as a percentage of each Fund's average daily net assets at an annual rate of 0.10%.

During the nine months ended December 31, 2002, Stephens voluntarily waived distribution fees, expressed as an average annualized percentage of each Fund's daily net assets of its respective share class:

                        FUND                                                 CLASS                          RATE
-----------------------------------------------------------------------------------------------------------------
California Tax-Exempt Reserves......................  Investor B..........................................  0.27%
Government Reserves.................................  Investor B..........................................  0.01%
Money Market Reserves...............................  Investor B..........................................  0.01%
Money Market Reserves...............................  Investor C..........................................  0.01%
Municipal Reserves..................................  Service Class.......................................  0.25%
Municipal Reserves..................................  Investor B..........................................  0.26%
Municipal Reserves..................................  Investor C..........................................  0.25%
Treasury Reserves...................................  Investor B..........................................  0.05%
Treasury Reserves...................................  Investor C..........................................  0.03%

NATIONS MONEY MARKET FUNDS

During the three months ended March 31, 2003, BACAP Distributors voluntarily waived distribution fees, expressed as an average annualized percentage of each Fund's daily net assets of its respective share class:

                        FUND                                                 CLASS                          RATE
-----------------------------------------------------------------------------------------------------------------
California Tax-Exempt Reserves......................  Daily Class.........................................  0.01%
California Tax-Exempt Reserves......................  Investor B..........................................  0.45%
Cash Reserves.......................................  Service Class.......................................  0.01%
Cash Reserves.......................................  Investor B..........................................  0.08%
Cash Reserves.......................................  Investor C..........................................  0.08%
Government Reserves.................................  Service Class.......................................  0.04%
Government Reserves.................................  Investor B..........................................  0.14%
Government Reserves.................................  Investor C..........................................  0.10%
Money Market Reserves...............................  Service Class.......................................  0.03%
Money Market Reserves...............................  Investor B..........................................  0.13%
Money Market Reserves...............................  Investor C..........................................  0.13%
Municipal Reserves..................................  Service Class.......................................  0.22%
Municipal Reserves..................................  Investor B..........................................  0.32%
Municipal Reserves..................................  Investor C..........................................  0.32%
Treasury Reserves...................................  Service Class.......................................  0.05%
Treasury Reserves...................................  Investor B..........................................  0.15%
Treasury Reserves...................................  Investor C..........................................  0.13%

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BACAP Distributors.

4.  SHARES OF BENEFICIAL INTEREST

At March 31, 2003, an unlimited number of shares of beneficial interest without par value was authorized for Funds Trust. Funds Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares. Investor A Shares are sold with a 1.00% contingent deferred sales charge if $1 million shares are bought and then sold within 18 months of buying them. Investor B Shares are sold with a contingent deferred sales charge which declines from 5.00% to 0.00% after six years. Investor C Shares are sold with a contingent deferred sales charge of 1.00% if shares are sold within one year of purchase. Investor B Shares automatically convert to Market Class Shares after eight years. See Schedules of capital stock activity.

5.  RESTRICTED SECURITIES

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933. The Funds do not have the right to demand that such securities be registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. No Fund will invest more than 10% of the value of its net assets in securities that are considered illiquid.

NATIONS MONEY MARKET FUNDS

The following securities are considered both illiquid and restricted as to resale. Accordingly, they are valued at their fair value under procedures adopted by the Board of Trustees.

CASH RESERVES

                                                                                                    PERCENTAGE    HISTORICAL
                                                             PAR VALUE     VALUE      FAIR VALUE      OF NET         COST
                                              ACQUISITION     3/31/03     PER UNIT     3/31/03        ASSETS       3/31/03
                  SECURITY                       DATE          (000)      3/31/03       (000)        3/31/03        (000)
----------------------------------------------------------------------------------------------------------------------------
GE Life Annuity,
  1.430%+ 05/24/03++........................   05/23/02      $100,000      $1.00       $100,000        0.1%        $100,000
Goldman Sachs Group LP,
  1.320%+ 04/15/03++........................   02/13/03       225,000       1.00        225,000        0.3          225,000
Goldman Sachs Group Inc.:
  1.346%+ 06/04/03++........................   03/06/03       170,000       1.00        170,000        0.2          170,000
  1.320% 09/02/03...........................   03/06/03       170,000       1.00        170,000        0.2          170,000
Jackson National Life Insurance Company,
  1.320%+ 06/14/03++........................   06/14/96        50,000       1.00         50,000        0.1           50,000
Monumental Life,
  1.490%+ 04/01/03++........................   03/25/02       300,000       1.00        300,000        0.4          300,000
SunAmerica Life Insurance Company of
  America,
  1.470%+ 04/01/03++........................   07/01/02       125,000       1.00        125,000        0.2          125,000
Transamerica Occidental Life Insurance
  Company:
  1.580%+ 04/01/03++........................   07/31/00       117,000       1.00        117,000        0.2          117,000
  1.550%+ 04/01/03++........................   07/31/00       125,000       1.00        125,000        0.2          125,000
  1.480%+ 05/01/03++........................   07/31/00        20,000       1.00         20,000        0.0*          20,000
Travelers Insurance,
  1.411%+ 04/10/03++........................   07/10/02       132,000       1.00        132,000        0.2          132,000

---------------

 + Floating rate security. The interest rate shown reflects the rate in effect at March 31, 2003.

++ Reset date.

 * Amount represents less than 0.1%.

MONEY MARKET RESERVES

                                                                                                        PERCENTAGE    HISTORICAL
                                                               PAR VALUE      VALUE       FAIR VALUE      OF NET         COST
                                                ACQUISITION     3/31/03      PER UNIT      3/31/03        ASSETS       3/31/03
                   SECURITY                        DATE          (000)       3/31/03        (000)        3/31/03        (000)
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group LP,
  1.320%+ 04/15/03++..........................   02/13/03       $75,000       $1.00        $75,000        0.6%         $75,000
Goldman Sachs Group Inc.:
  1.346%+ 06/04/03++..........................   03/06/03        30,000        1.00         30,000         0.2          30,000
  1.320%+ 09/02/03............................   03/06/03        30,000        1.00         30,000         0.2          30,000

---------------

 +Floating rate security. The interest rate shown reflects the rate in effect at March 31, 2003.

++Reset date.

NATIONS MONEY MARKET FUNDS

MUNICIPAL RESERVES

                                                                                                        PERCENTAGE    HISTORICAL
                                                               PAR VALUE      VALUE       FAIR VALUE      OF NET         COST
                                                ACQUISITION     3/31/03      PER UNIT      3/31/03        ASSETS       3/31/03
                   SECURITY                        DATE          (000)       3/31/03        (000)        3/31/03        (000)
--------------------------------------------------------------------------------------------------------------------------------
Houston, Texas Water and Sewer Systems
  Revenue, Series 2002, (MBIA Insured, Merrill
  Lynch Capital Services SBPA),
  1.190%** 12/01/23...........................   03/14/03       $12,495       $1.00        $12,495        0.4%         $12,495
Illinois Health Facilities Authority Revenue,
  (Evanston Northwestern Healthcare
  Corporation Project) Series 1985B,
  1.050% 07/24/03.............................   01/23/03        10,000        1.00         10,000         0.3          10,000
Oklahoma Housing Finance Agency Single Family
  Revenue, (Home Ownership Loan Program)
  Series 2001PT-1288, AMT, (GNMA Collateral
  Agreement, Merrill Lynch SBPA),
  1.750%** 09/01/29...........................   12/14/01         4,555        1.00          4,555         0.1           4,555
Sedgwick & Shawnee Counties, Kansas Single
  Family Revenue, Series 2002,
  1.750%** 12/01/27...........................   07/18/02         5,580        1.00          5,580         0.2           5,580

---------------

 **
  Variable rate demand note. The interest rate shown reflects the rate in effect at March 31, 2003. These securities are subject to demand features of either one, seven or thirty days.

TAX-EXEMPT RESERVES

                                                                                                       PERCENTAGE    HISTORICAL
                                                                PAR VALUE     VALUE      FAIR VALUE      OF NET         COST
                                                 ACQUISITION     3/31/03     PER UNIT     3/31/03        ASSETS       3/31/03
                   SECURITY                         DATE          (000)      3/31/03       (000)        3/31/03        (000)
-------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Revenue,
  1.050% 07/24/03..............................   01/23/03       $37,000      $1.00       $37,000        1.2%         $37,000
Metropolitan Transit Authority New York Service
  Contract, Series 2003, (MBIA Insured, Merrill
  Lynch Capital Services SBPA),
  1.190%** 07/01/11............................   03/14/03        12,495       1.00        12,495         0.4          12,495

---------------

 **
  Variable rate demand note. The interest rate shown reflects the rate in effect at March 31, 2003. These securities are subject to demand features of either one, seven or thirty days.

CALIFORNIA TAX-EXEMPT RESERVES

                                                                                                       PERCENTAGE    HISTORICAL
                                                                PAR VALUE     VALUE      FAIR VALUE      OF NET         COST
                                                 ACQUISITION     3/31/03     PER UNIT     3/31/03        ASSETS       3/31/03
                   SECURITY                         DATE          (000)      3/31/03       (000)        3/31/03        (000)
-------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth Highway and
  Transportation Authority Revenue, (AMBAC
  Insured, Merrill Lynch Liquidity Facility),
  1.700%** 01/01/19............................   07/11/02       $17,005      $1.00       $17,005         0.8%        $17,005

---------------

 **Variable rate demand note. The interest rate shown reflects the rate in effect at March 31, 2003. These securities are subject to demand features of either one, seven or thirty days.

6.  LINE OF CREDIT

Funds Trust participates with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). The Agreement is renewable on an annual basis. Advances under the

NATIONS MONEY MARKET FUNDS

Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

The Funds had no borrowings outstanding at March 31, 2003. During the year ended March 31, 2003, borrowings by the Funds under the Agreement were as follows:

                                                                AVERAGE
                                                                 AMOUNT       AVERAGE
                                                              OUTSTANDING*    INTEREST
                            FUND                                 (000)          RATE
--------------------------------------------------------------------------------------
Cash Reserves...............................................     $2,106         2.22%
Money Market Reserves.......................................        274         2.22

---------------

 *
 The average amount outstanding was calculated based on daily balances in the period.

7.  INCOME TAXES

Information on the tax components of capital is as follows:

                                                                                   NET TAX
                                                                                  UNREALIZED      UNDISTRIBUTED     UNDISTRIBUTED
                                                                                APPRECIATION/        ORDINARY         LONG-TERM
                                 COST OF         GROSS TAX       GROSS TAX      (DEPRECIATION)       INCOME/           GAINS/
                             INVESTMENTS FOR     UNREALIZED      UNREALIZED           ON           (ACCUMULATED     (ACCUMULATED
                              TAX PURPOSES      APPRECIATION    DEPRECIATION     INVESTMENTS      ORDINARY LOSS)    CAPITAL LOSS)
FUND                              (000)            (000)           (000)            (000)             (000)             (000)
---------------------------------------------------------------------------------------------------------------------------------
Cash Reserves..............    $71,565,094         $  --            $(86)            $(86)             $ --             $(973)
Money Market Reserves......     13,460,632            --              --               --               191               113
Treasury Reserves..........     11,411,661            --              --               --                43              (111)
Government Reserves........      4,550,732            --              (1)              (1)              237                (8)
Municipal Reserves.........      3,284,422            --              (7)              (7)              215                --
Tax-Exempt Reserves........      3,075,951            --              (1)              (1)              104                --
California Tax-Exempt
  Reserves.................      2,230,242            --              --               --                67                10
New York Tax-Exempt
  Reserves.................         26,576            --              --               --                 3                --

Net tax unrealized appreciation/depreciation on investments was due to wash sale adjustments.

At March 31, 2003, the Funds had available for federal income tax purposes unused capital losses as follows:

                                                            EXPIRING    EXPIRING    EXPIRING    EXPIRING    EXPIRING    EXPIRING
                                                            IN 2004     IN 2005     IN 2006     IN 2007     IN 2010     IN 2011
FUND                                                         (000)       (000)       (000)       (000)       (000)       (000)
--------------------------------------------------------------------------------------------------------------------------------
Cash Reserves.............................................    $256        $23          $--        $41         $--         $67
Treasury Reserves.........................................      31         14           9          --          17          21

During the year ended March 31, 2003, the following Fund utilized capital losses as follows:

                                                              CAPITAL LOSSES
                                                                 UTILIZED
                            FUND                                  (000)
----------------------------------------------------------------------------
Municipal Reserves..........................................       $32

NATIONS MONEY MARKET FUNDS

Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended March 31, 2003, the following Funds have elected to defer losses occurring between November 1, 2002 and March 31, 2003 under these rules, as follows:

                                                              CAPITAL LOSSES
                                                                 DEFERRED
                            FUND                                  (000)
----------------------------------------------------------------------------
Cash Reserves...............................................       $586
Treasury Reserves...........................................         19
Government Reserves.........................................          8

Such deferred losses will be treated as arising on the first day of the fiscal year ending March 31, 2004.

The tax composition of dividends (other than return of capital dividends for the year) was as follows:

                                                                    3/31/03                               3/31/02
                                                   -----------------------------------------    ---------------------------
                                                                                 LONG-TERM                      LONG-TERM
                                                   TAX-EXEMPT     ORDINARY        CAPITAL        ORDINARY        CAPITAL
                                                     INCOME        INCOME          GAINS          INCOME          GAINS
                      FUND                           (000)         (000)           (000)          (000)           (000)
---------------------------------------------------------------------------------------------------------------------------
Cash Reserves....................................     $--        $1,091,938        $  --        $1,861,897        $  --
Money Market Reserves............................      --           212,121           --           399,208           --
Treasury Reserves................................      --           131,635           --           237,617           --
Government Reserves..............................      --            66,006           --           135,008           --
Municipal Reserves...............................      27            29,154           --            36,830           --
Tax-Exempt Reserves..............................      39            31,834           --                --           --
California Tax-Exempt Reserves...................      --            18,696           --            26,763           --
New York Tax-Exempt Reserves.....................      --*              481           --                26           --

---------------

 *
 Amount represents less than $500.

Certain reclassifications are made to each of the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. These reclassifications as listed below are due primarily to different book and tax accounting for dividend reclassifications.

                                                                                     ACCUMULATED
                                                              UNDISTRIBUTED NET        REALIZED
                                                                 INVESTMENT         GAIN/(LOSS) ON
                                                                   INCOME          INVESTMENTS SOLD    PAID-IN CAPITAL
                            FUND                                    (000)               (000)               (000)
----------------------------------------------------------------------------------------------------------------------
Cash Reserves...............................................        $101                $(319)              $218
Treasury Reserves...........................................          --                  (73)                73
Government Reserves.........................................          79                  (50)               (29)
Tax-Exempt Reserves.........................................          38                  (38)                --
California Tax-Exempt Reserves..............................          10                   --                (10)
New York Tax-Exempt Reserves................................          --*                  --*                --

---------------

 *
 Amount represents less than $500.

8.  REORGANIZATIONS

FUND REORGANIZATION

On May 10, 2002, certain Funds, as listed below (each an "Acquiring Fund"), acquired the assets and assumed the liabilities of certain Nations Money Market Funds, also listed below (each an "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the

NATIONS MONEY MARKET FUNDS

Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets as of the reorganization date were as follows:

                                                                                                              TOTAL NET ASSETS
                                                                     TOTAL NET ASSETS    TOTAL NET ASSETS     OF ACQUIRING FUND
                                                                     OF ACQUIRED FUND    OF ACQUIRING FUND    AFTER ACQUISITION
             ACQUIRING FUND                    ACQUIRED FUND              (000)                (000)                (000)
-------------------------------------------------------------------------------------------------------------------------------
Cash Reserves                             Prime                         $5,107,874          $82,547,070          $87,654,944
Treasury Reserves                         Treasury                       1,467,607           10,209,589           11,677,196
Government Reserves                       Government Money Market          354,822            4,928,622            5,283,444

CHANGE OF REGISTERED INVESTMENT COMPANY

On May 10, 2002, each Fund of Nations Reserves listed in the left column below (each a "Fund") reorganized into a newly created successor fund of Nations Funds Trust listed in the right column below, that is substantially identical to the existing Fund. The acquisition was accomplished by a tax-free exchange of shares of each Fund for shares of equal value of the newly created successor fund. The financial statements of each successor fund reflects the historical financial results of each Fund prior to the reorganization.

                         FUND                                REORGANIZED INTO A NEWLY CREATED SUCCESSOR FUND
----------------------------------------------------------------------------------------------------------------
Cash Reserves                                             Cash Reserves
Money Market Reserves                                     Money Market Reserves
Treasury Reserves                                         Treasury Reserves
Government Reserves                                       Government Reserves
Municipal Reserves                                        Municipal Reserves
California Tax-Exempt Reserves                            California Tax-Exempt Reserves

On May 10, 2002, the Tax Exempt Fund of Nations Fund Trust (the "Fund"), reorganized into a newly created successor fund of Nations Funds Trust, Tax-Exempt Reserves, that is substantially identical to the existing Fund. The acquisition was accomplished by a tax-free exchange of shares of the Fund for shares of equal value of the newly created successor fund. The financial statements of the successor funds reflect the historical financial results of the Fund prior to the reorganization.

NATIONS MONEY MARKET FUNDS

  REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND TRUSTEES OF NATIONS FUNDS TRUST

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves, Nations Government Reserves, Nations Municipal Reserves, Nations Tax-Exempt Reserves, Nations California Tax-Exempt Reserves and Nations New York Tax-Exempt Reserves (constituting part of Nations Funds Trust, hereafter collectively referred to as the "Funds") at March 31, 2003, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of Nations Money Market Reserves for the period December 1, 1997 through May 15, 1998 were audited by other independent accountants whose report date July 1, 1998 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP
New York, New York
May 16, 2003

NATIONS MONEY MARKET FUNDS

  TAX INFORMATION                                                (UNAUDITED)


For the fiscal year ended March 31, 2003, the following percentage of distributions made from net investment income of the Nations Money Market Funds are exempt for Federal income tax purposes. A portion of the income may also be subject to Federal Alternative Minimum Tax.

                                                              FEDERAL EXEMPT
FUND                                                            PERCENTAGE
----------------------------------------------------------------------------
Municipal Reserves..........................................       99.91%
Tax-Exempt Reserves.........................................       99.88%
California Tax-Exempt Reserves..............................      100.00%
New York Tax-Exempt Reserves................................       99.99%

NATIONS MONEY MARKET FUNDS

  FUND GOVERNANCE                                                (UNAUDITED)


The Board of Trustees (the "Board") of Nations Funds Trust (the "Trust") oversees the Trust's series ("Funds") to ensure that they are managed and operated in the interests of shareholders. A majority of the trustees ("Trustees") are "independent", meaning that they have no affiliation with Bank of America, N.A., its affiliates, or the Funds, apart from the personal investments that most Trustees have made in certain of the funds as private individuals. The Trustees bring distinguished backgrounds in government, business, academia and public service to their task of working with Trust officers ("Officers") to establish the policies and oversee the activities of the Funds. Although all Trustees are charged with the fiduciary duty of protecting shareholders interests when supervising and overseeing the management and operations of the Trust, the independent Trustees have particular responsibilities for assuring that the Trust's Funds are managed in the best interests of shareholders. The following table provides basic information about the Trustees and certain Officers of the Trust. The mailing address of each Trustee is c/o Nations Funds, 101 South Tryon Street, 33rd Floor, Charlotte, North Carolina 28255. Each Trustee and Officer serves an indefinite term.

                                                                                                      NUMBER
                                                                                                     OF FUNDS
                                                                                                     IN FUND
                                             TERM OF OFFICE                                          COMPLEX
                       POSITION HELD           AND LENGTH              PRINCIPAL OCCUPATION(S)       OVERSEEN
NAME AND AGE           WITH THE TRUST        OF TIME SERVED          DURING THE PAST FIVE YEARS     BY TRUSTEE
--------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
William P. Carmichael  Trustee          Indefinite term: Trustee   Senior Managing Director of The      81
Age: 59                                 since 1999                 Succession Fund (a company
                                                                   formed to advise and buy family
                                                                   owned companies) from 1998
                                                                   through April 2001.
William H. Grigg       Trustee          Indefinite term; Trustee   Retired; Chairman Emeritus           85
Trustee                                 since 1991                 since July 1997, Chairman and
Age: 70                                                            Chief Executive Officer through
                                                                   July 1997 -- Duke Power Co.
Thomas F. Keller       Trustee          Indefinite term; Trustee   R.J. Reynolds Industries             85
Age: 71                                 since 1991                 Professor of Business
                                                                   Administration, Fuqua School of
                                                                   Business, Duke University,
                                                                   since July 1974; Dean, Fuqua
                                                                   School of Business Europe, Duke
                                                                   University, July 1999 through
                                                                   June 2001
Carl E. Mundy, Jr.     Trustee          Indefinite term; Trustee   President and Chief Executive        81
Age: 67                                 since 1996                 Officer -- USO from May 1996 to
                                                                   May 2000; Commandant -- United
                                                                   States Marine Corps from July
                                                                   1991 to July 1995; Member,
                                                                   Board of Advisors to the
                                                                   Comptroller General of the
                                                                   United States; Chairman, Board
                                                                   of Trustees, Marine Corps
                                                                   University Foundation
Dr. Cornelius J.       Trustee          Indefinite term; Trustee   Retired; President, Association      81
Pings                                   since 1999                 of American Universities
Age: 74                                                            through June 1998
A. Max Walker          Trustee and      Indefinite term; Trustee   Independent Financial                85
Age: 80                Chairman of      since inception            Consultant
                       the Board


                             OTHER DIRECTORSHIPS
NAME AND AGE                   HELD BY TRUSTEE
---------------------  -------------------------------
INDEPENDENT TRUSTEES
William P. Carmichael  Director -- Cobra Electronics
Age: 59                Corporation (electronic
                       equipment manufacturer), Opta
                       Food Ingredients, Inc. (food
                       ingredients manufacturer) and
                       Golden Rule Insurance Company
                       since May, 1994; Trustee,
                       Nations Funds Family (2 other
                       registered investment
                       companies).
William H. Grigg       Director, The Shaw Group, Inc.;
Trustee                and Director and Vice Chairman,
Age: 70                Aegis Insurance Services, Ltd.
                       (a mutual fund insurance
                       company in Bermuda); Nations
                       Funds Family (6 other
                       registered investment
                       companies)
Thomas F. Keller       Director, Wendy's
Age: 71                International, Inc. (restaurant
                       operating and franchising);
                       Director, Dimon, Inc.
                       (tobacco); and Director,
                       Biogen, Inc. (pharmaceutical
                       biotechnology); Trustee,
                       Nations Funds Family (6 other
                       registered investment
                       companies)
Carl E. Mundy, Jr.     Director -- Schering-Plough
Age: 67                (pharmaceuticals and health
                       care products); General
                       Dynamics Corporation (defense
                       systems); Trustee, Nations
                       Funds Family (2 other
                       registered investment
                       companies)

Dr. Cornelius J.       Director, Farmers Group, Inc.
Pings                  (insurance company); Trustee,
Age: 74                Nations Funds Family (2 other
                       registered investment Trustee
                       companies)
A. Max Walker          Chairman and Trustee, Nations
Age: 80                Funds Family (6 other
                       registered investment
                       companies)

NATIONS MONEY MARKET FUNDS



  FUND GOVERNANCE (CONTINUED)                                    (UNAUDITED)

                                                                                                      NUMBER
                                                                                                     OF FUNDS
                                                                                                     IN FUND
                                             TERM OF OFFICE                                          COMPLEX
                       POSITION HELD           AND LENGTH              PRINCIPAL OCCUPATION(S)       OVERSEEN
NAME AND AGE           WITH THE TRUST        OF TIME SERVED          DURING THE PAST FIVE YEARS     BY TRUSTEE
--------------------------------------------------------------------------------------------------------------
Charles B. Walker      Trustee          Indefinite term; Trustee   Vice Chairman and Chief              81
Age: 64                                 since 1985                 Financial Officer -- Albemarle
                                                                   Corporation (chemical
                                                                   manufacturing)
INTERESTED TRUSTEES(1)
Edmund L. Benson, III  Trustee          Indefinite term; Trustee   Director, President and              81
Age: 65                                 since 1985                 Treasurer, Saunders & Benson,
                                                                   Inc. (insurance)
Robert H. Gordon       Trustee and      Indefinite term; Trustee   President of the Trust, Nations      81
Age: 41                Vice Chairman    since 2002                 Master Investment Trust
                       of the Board                                ("NMIT") and Nations Separate
                                                                   Account Trust ("NSAT") since
                                                                   Oct. 2002; President of Nations
                                                                   Government Income Term Trust
                                                                   2003, Inc., Nations Government
                                                                   Income Term Trust 2004, Inc.,
                                                                   Nations Balanced Target
                                                                   Maturity Fund and Hatteras
                                                                   Income Securities, Inc. since
                                                                   March 1998. President and
                                                                   Director, Banc of America
                                                                   Capital Management LLC
                                                                   ("BACAP") (or its predecessors)
                                                                   since February 1998; President,
                                                                   BACAP since March 2002 and
                                                                   Co-Chairman of the Board since
                                                                   January 2000; Senior Vice-
                                                                   President, BACAP (or its
                                                                   predecessors) 1995-February
                                                                   1998; Senior Vice President,
                                                                   Bank of America since 1993.
James B. Sommers       Trustee          Indefinite term; Trustee   Retired                              81
Age: 63                                 since 1997
Thomas S. Word, Jr.    Trustee          Indefinite term; Trustee   Partner -- McGuire, Woods,           81
Age: 64                                 since 1985                 Battle & Boothe LLP (law firm)


                             OTHER DIRECTORSHIPS
NAME AND AGE                   HELD BY TRUSTEE
---------------------  -------------------------------
Charles B. Walker      Director -- Ethyl Corporation
Age: 64                (chemical manufacturing);
                       Trustee, Nations Funds Family
                       (2 other registered investment
                       companies)
INTERESTED TRUSTEES(1
Edmund L. Benson, III  Director, Insurance Managers
Age: 65                Inc. (insurance); Trustee,
                       Nations Funds Family (2 other
                       registered investment
                       companies)
Robert H. Gordon       Director, BACAP; Co-Chairman of
Age: 41                the Board, BACAP; and Trustee,
                       Nations Fund Family (2 other
                       registered investment
                       companies)

James B. Sommers       Chairman -- Central Piedmont
Age: 63                Community College Foundation;
                       Director, Board of
                       Commissioners,
                       Charlotte/Mecklenberg Hospital
                       Authority; Trustee, Central
                       Piedmont Community College,
                       Mint Museum of Art; Trustee,
                       Nations Funds Family (2 other
                       registered investment
                       companies)
Thomas S. Word, Jr.    Director -- Vaughan-Bassett
Age: 64                Furniture Company, Inc.
                       (furniture); Trustee, Nations
                       Funds Family (2 other
                       registered investment
                       companies)

NATIONS MONEY MARKET FUNDS



  FUND GOVERNANCE (CONTINUED)                                    (UNAUDITED)

                                                                                                      NUMBER
                                                                                                     OF FUNDS
                                                                                                     IN FUND
                                             TERM OF OFFICE                                          COMPLEX
                       POSITION HELD           AND LENGTH              PRINCIPAL OCCUPATION(S)       OVERSEEN
NAME AND AGE           WITH THE TRUST        OF TIME SERVED          DURING THE PAST FIVE YEARS     BY TRUSTEE
--------------------------------------------------------------------------------------------------------------
OFFICERS
Robert H. Gordon       Trustee and      Indefinite term; Trustee   President of the Trust, Nations     N/A
Age: 41                Vice Chairman    since 2002                 Master Investment Trust
                       of the Board                                ("NMIT") and Nations Separate
                                                                   Account Trust ("NSAT") since
                                                                   Oct. 2002; President of Nations
                                                                   Government Income Term Trust
                                                                   2003, Inc., Nations Government
                                                                   Income Term Trust 2004, Inc.,
                                                                   Nations Balanced Target
                                                                   Maturity Fund and Hatteras
                                                                   Income Securities, Inc. since
                                                                   March 1998. President and
                                                                   Director, Banc of America
                                                                   Capital Management LLC
                                                                   ("BACAP") (or its predecessors)
                                                                   since February 1998; President,
                                                                   BACAP since March 2002 and
                                                                   Co-Chairman of the Board since
                                                                   January 2000; Senior Vice-
                                                                   President, BACAP (or its
                                                                   predecessors) 1995-February
                                                                   1998; Senior Vice President,
                                                                   Bank of America since 1993.
Edward D. Bedard       Chief            Indefinite term; Chief     Chief Financial Officer of the      N/A
Age: 44                Financial        Financial Officer since    Trust, NMIT and NSAT since Jan.
                       Officer          2003.                      2003; Treasurer of the Trust,
                                                                   NMIT and NSAT since Oct. 2002;
                                                                   Chief Financial Officer of
                                                                   Nations Government Income Term
                                                                   Trust 2003, Inc., Nations
                                                                   Government Income Term Trust
                                                                   2004, Inc. Nations Balanced
                                                                   Target Maturity Fund and
                                                                   Hatteras Income Securities,
                                                                   Inc. since March 1998.
                                                                   Director, BACAP (or its
                                                                   predecessors) since 1997;
                                                                   Senior Vice President and Chief
                                                                   Operating Officer, BACAP since
                                                                   1996; and Chief Administrative
                                                                   Officer and Treasurer, BACAP
                                                                   since January 2000.
Gerald Murphy          Treasurer        Indefinite term;           Treasurer of the Trust, NMIT        N/A
Age: 42                                 Treasurer since 2003       and NSAT since Jan. 2003;
                                                                   Treasurer of Nations Government
                                                                   Income Term Trust 2003, Inc.,
                                                                   Nations Government Income Term
                                                                   Trust 2004, Inc., Nations
                                                                   Balanced Target Maturity Fund
                                                                   and Hatteras Income Securities,
                                                                   Inc. since 1999; Senior Vice
                                                                   President, BACAP (or its
                                                                   predecessors) since 1998; Vice
                                                                   President, Citibank
                                                                   1997-December 1998.


                             OTHER DIRECTORSHIPS
NAME AND AGE                   HELD BY TRUSTEE
---------------------  -------------------------------
OFFICERS
Robert H. Gordon       N/A
Age: 41
Edward D. Bedard       N/A
Age: 44
Gerald Murphy          N/A
Age: 42

NATIONS MONEY MARKET FUNDS



  FUND GOVERNANCE (CONTINUED)                                    (UNAUDITED)

                                                                                                      NUMBER
                                                                                                     OF FUNDS
                                                                                                     IN FUND
                                             TERM OF OFFICE                                          COMPLEX
                       POSITION HELD           AND LENGTH              PRINCIPAL OCCUPATION(S)       OVERSEEN
NAME AND AGE           WITH THE TRUST        OF TIME SERVED          DURING THE PAST FIVE YEARS     BY TRUSTEE
--------------------------------------------------------------------------------------------------------------
Robert B. Carroll      Secretary        Indefinite term;           Secretary of the Trust, NMIT        N/A
Age: 43                                 Secretary since 2003       and NSAT since Jan. 2003;
                                                                   Secretary of Nations Government
                                                                   Income Term Trust 2003, Inc.,
                                                                   Nations Government Income Term
                                                                   Trust 2004, Inc., Nations
                                                                   Balanced Target Maturity Fund
                                                                   and Hatteras Income Securities,
                                                                   Inc. since 1997; Associate
                                                                   General Counsel, Bank of
                                                                   America Corporation since 1999;
                                                                   Assistant General Counsel, Bank
                                                                   of America Corporation since
                                                                   1996-1999.


                             OTHER DIRECTORSHIPS
NAME AND AGE                   HELD BY TRUSTEE
---------------------  -------------------------------
Robert B. Carroll      N/A
Age: 43

---------------

(1)
  Basis of Interestedness. Mr. Benson's step-son is an employee of Bank of America, the parent of BACAP. Mr. Sommers owns securities of Bank of America Corporation, the parent holding company of BACAP. Mr. Word is affiliated with a law firm which provides services to Bank of America and certain of its affiliates.

                      [This page intentionally left blank]

                P.O. Box 34602
                Charlotte, NC 28254-4602
                Toll free 1.800.626.2275 (institutional investors) Toll free 1.800.321.7854 (individual investors)
NATIONS FUNDS





RESERVESAR
(3/03)